UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21261

Rydex ETF Trust

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600

Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia

Rydex ETF Trust

805 King Farm Boulevard, Suite 600

Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-301-296-5100

Date of fiscal year end: October 31

Date of reporting period: April 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

APRIL 30, 2012

GUGGENHEIM ETFS

SEMI-ANNUAL REPORT

RSP GUGGENHEIM S&P 500 EQUAL WEIGHT ETF

EWMD GUGGENHEIM S&P MIDCAP 400 EQUAL WEIGHT ETF

EWSM GUGGENHEIM S&P SMALLCAP 600 EQUAL WEIGHT ETF

EWRM GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF

EWRI GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF

EWRS GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

EWEF GUGGENHEIM MSCI EAFE EQUAL WEIGHT ETF

EWEM GUGGENHEIM MSCI EMERGING MARKETS EQUAL WEIGHT ETF

RCD GUGGENHEIM S&P 500 EQUAL WEIGHT CONSUMER DISCRETIONARY ETF

RHS GUGGENHEIM S&P 500 EQUAL WEIGHT CONSUMER STAPLES ETF

RYE GUGGENHEIM S&P 500 EQUAL WEIGHT ENERGY ETF

RYF GUGGENHEIM S&P 500 EQUAL WEIGHT FINANCIALS ETF

RYH GUGGENHEIM S&P 500 EQUAL WEIGHT HEALTH CARE ETF

RGI GUGGENHEIM S&P 500 EQUAL WEIGHT INDUSTRIALS ETF

RTM GUGGENHEIM S&P 500 EQUAL WEIGHT MATERIALS ETF

RYT GUGGENHEIM S&P 500 EQUAL WEIGHT TECHNOLOGY ETF

RYU GUGGENHEIM S&P 500 EQUAL WEIGHT UTILITIES ETF

GUGGENHEIM ETFS SEMI-ANNUAL REPORT	1

LETTER TO OUR SHAREHOLDERS

To Our Shareholders:

A restructuring of Greece’s massive debt, continued accommodation by the world’s major central banks and better news on the U.S. economy helped support financial markets over the six months ended April 30, 2012. Market optimism peaked in early 2012, when several major equity indices pushed to multi-year highs. But the mood grew more cautious late in the period after first-quarter U.S. GDP came in lower than expected and the Federal Reserve suggested that it would not take any additional measures to stimulate the economy. “Operation Twist,” in which the Fed buys longer-dated Treasury securities in order to hold down long-term rates, is set to end in June, and recent history has shown that stocks struggle when stimulus ends.

U.S. equities last fall were rebounding from the loss of the U.S. AAA credit rating in August. But after touching the low for the period in mid-November, improving U.S. economic data and the European Central Bank’s injections of three-year loans into the continent’s banking system gave a boost to markets late in 2011, which carried over into a strong first quarter of 2012. The mild U.S. winter also may have pulled economic, and thus market, activity forward, a notion supported by underlying momentum in consumer spending.

Markets began to get choppy in April, and many investors remained cautious, remembering 2010 and 2011, when U.S. stocks started strong, then experienced broad-based corrections. Besides a continuation of weakness in employment and housing, adding to unsettled markets were softening economic data and concern about the “fiscal cliff” the U.S. faces in 2013 when tax rates will rise unless Congress steps in. In addition, the onset of recession in Europe is complicating that region’s efforts to manage the sovereign debt crisis. Emerging markets in the first quarter of 2012 had their best start in 20 years, but slipped in March on fears of eurozone market contagion and renewed concern that China’s economic growth might slow.

The Fed said in late April that it expected economic growth to remain moderate over coming quarters, but that the unemployment rate will subside gradually and that inflation was under control. To foster growth, the Federal Reserve has said it will leave its key interest rate close to zero at least through 2014, despite arguments by some Fed officials and investors that the Fed may have to consider raising rates much earlier than that to prevent inflation.

Signs that the U.S. economy was expanding at a slow, but sustainable, rate contributed to concern about future inflation, and both short-term and long-term Treasury yields generally moved higher over the first part of 2012. The continued accommodative stance of the Fed, combined with the slow, but stable, economic recovery, is supporting a positive outlook for U.S. fixed income, particularly among corporate issuers, as borrowing costs remain low, default rates currently hover around 2% and strong demand for primary issuance has enabled a steady wave of debt refinancing. Against an improving U.S. macroeconomic backdrop, investment-grade and high-yield corporates are expected to continue to outpace Treasuries.

Commodities, which had been slumping since mid-2011 due to slowing economic activity and the European debt crisis, rebounded in early 2012 on stronger macroeconomic data, but remain volatile. The price of a barrel of oil rose slightly over the six months ended in April, but investors have been shifting out of gold to assets with greater return potential. After peaking at above $1,900 last summer, the price per ounce has fallen back to around $1,600. The dollar strengthened slightly against a basket of other major currencies over the period, reflecting better economic performance in the U.S. versus other markets.

The U.S. economy seems to be decoupling from slowing growth in the rest of the world and from ongoing uncertainty in the European debt crisis, as well as the domestic debate over tax and spending policy. In this resiliency, we see potential in U.S. investments, including equities, high yield bonds, bank loans and other risk assets. It appears that the U.S. may have entered a period of self-sustaining, if modest, economic expansion, driven primarily by the aggressive monetary policy of the Fed and reinforced by the ECB, and is increasingly becoming the economic locomotive of the global economy.

2	GUGGENHEIM ETFS SEMI-ANNUAL REPORT

LETTER TO OUR SHAREHOLDERS (concluded)

We look forward to continuing our service to you. Thank you for investing in our funds.

Sincerely,

Donald C. Cacciapaglia

President

Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.

Read each fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at www.rydex-sgi.com or call 800.820.0888

The referenced funds are distributed by Rydex Distributors, LLC. Guggenheim Investments represents the investment management business of Guggenheim Partners, LLC, which includes Security Investors, LLC , the investment advisor to the referenced funds. Rydex Distributors, LLC, is affiliated with Guggenheim Partners, LLC and Security Investors, LLC.

GUGGENHEIM ETFS SEMI-ANNUAL REPORT	3

FEES AND EXPENSES (Unaudited)

Shareholder Expense Example

As a shareholder of the Rydex ETF Trust, you incur transaction costs such as creation and redemption fees or brokerage charges, and ongoing costs including advisory fees, trustee fees and, if applicable, distribution fees. All other Trust expenses are paid by the advisor. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example in the table is based on an investment of $1,000 invested on October 31, 2011 and held for the six months ended April 30, 2012.

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Expense Ratio	Beginning Account Value 10/31/11	Ending Account Value 4/30/12	Expenses Paid During Six-Month Period* 10/31/11 to 4/30/12
Actual
Guggenheim S&P 500 Equal Weight ETF	0.40%	$1,000.00	$1,109.10	$2.10
Guggenheim S&P MidCap 400 Equal Weight ETF	0.41%	1,000.00	1,125.50	2.17
Guggenheim S&P SmallCap 600 Equal Weight ETF	0.41%	1,000.00	1,118.80	2.16
Guggenheim Russell MidCap® Equal Weight ETF	0.41%	1,000.00	1,107.00	2.15
Guggenheim Russell 1000® Equal Weight ETF	0.41%	1,000.00	1,105.70	2.15
Guggenheim Russell 2000® Equal Weight ETF	0.41%	1,000.00	1,089.80	2.13
Guggenheim MSCI EAFE Equal Weight ETF	0.56%	1,000.00	1,027.50	2.82
Guggenheim MSCI Emerging Markets Equal Weight ETF	0.59%	1,000.00	1,018.10	2.96
Guggenheim S&P 500 Equal Weight Consumer Discretionary ETF	0.50%	1,000.00	1,161.00	2.69
Guggenheim S&P 500 Equal Weight Consumer Staples ETF	0.50%	1,000.00	1,101.60	2.61
Guggenheim S&P 500 Equal Weight Energy ETF	0.50%	1,000.00	1,003.00	2.49

4	GUGGENHEIM ETFS SEMI-ANNUAL REPORT

FEES AND EXPENSES (Unaudited) (concluded)

	Expense Ratio	Beginning Account Value 10/31/11	Ending Account Value 4/30/12	Expenses Paid During Six-Month Period* 10/31/11 to 4/30/12
Guggenheim S&P 500 Equal Weight Financials ETF	0.50%	$1,000.00	$1,151.30	$2.67
Guggenheim S&P 500 Equal Weight Health Care ETF	0.50%	1,000.00	1,122.70	2.64
Guggenheim S&P 500 Equal Weight Industrials ETF	0.50%	1,000.00	1,113.50	2.63
Guggenheim S&P 500 Equal Weight Materials ETF	0.50%	1,000.00	1,117.90	2.63
Guggenheim S&P 500 Equal Weight Technology ETF	0.50%	1,000.00	1,086.20	2.59
Guggenheim S&P 500 Equal Weight Utilities ETF	0.50%	1,000.00	1,039.80	2.54

Hypothetical (assuming a 5% return before expenses)
Guggenheim S&P 500 Equal Weight ETF	0.40%	1,000.00	1,022.87	2.01
Guggenheim S&P MidCap 400 Equal Weight ETF	0.41%	1,000.00	1,022.82	2.06
Guggenheim S&P SmallCap 600 Equal Weight ETF	0.41%	1,000.00	1,022.82	2.06
Guggenheim Russell MidCap® Equal Weight ETF	0.41%	1,000.00	1,022.82	2.06
Guggenheim Russell 1000® Equal Weight ETF	0.41%	1,000.00	1,022.82	2.06
Guggenheim Russell 2000® Equal Weight ETF	0.41%	1,000.00	1,022.82	2.06
Guggenheim MSCI EAFE Equal Weight ETF	0.56%	1,000.00	1,022.08	2.82
Guggenheim MSCI Emerging Markets Equal Weight ETF	0.59%	1,000.00	1,021.93	2.97
Guggenheim S&P 500 Equal Weight Consumer Discretionary ETF	0.50%	1,000.00	1,022.38	2.51
Guggenheim S&P 500 Equal Weight Consumer Staples ETF	0.50%	1,000.00	1,022.38	2.51
Guggenheim S&P 500 Equal Weight Energy ETF	0.50%	1,000.00	1,022.38	2.51
Guggenheim S&P 500 Equal Weight Financials ETF	0.50%	1,000.00	1,022.38	2.51
Guggenheim S&P 500 Equal Weight Health Care ETF	0.50%	1,000.00	1,022.38	2.51
Guggenheim S&P 500 Equal Weight Industrials ETF	0.50%	1,000.00	1,022.38	2.51
Guggenheim S&P 500 Equal Weight Materials ETF	0.50%	1,000.00	1,022.38	2.51
Guggenheim S&P 500 Equal Weight Technology ETF	0.50%	1,000.00	1,022.38	2.51
Guggenheim S&P 500 Equal Weight Utilities ETF	0.50%	1,000.00	1,022.38	2.51

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

GUGGENHEIM ETFS SEMI-ANNUAL REPORT	5

PORTFOLIO SUMMARY

GUGGENHEIM S&P 500 EQUAL WEIGHT ETF

Sector Allocations*

Top 10 Holdings*
Description	% of Net Assets
Expedia, Inc.	0.27%
Watson Pharmaceuticals, Inc.	0.25%
Amazon.com, Inc.	0.25%
Sunoco, Inc.	0.24%
Tripadvisor, Inc.	0.24%
American International Group, Inc.	0.24%
Edwards Lifesciences Corp.	0.24%
Red Hat, Inc.	0.23%
Priceline.com, Inc.	0.23%
Family Dollar Stores, Inc.	0.23%

*	The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

6	GUGGENHEIM ETFS SEMI-ANNUAL REPORT

PORTFOLIO SUMMARY (continued)

GUGGENHEIM S&P MIDCAP 400 EQUAL WEIGHT ETF

Sector Allocations*

Top 10 Holdings*
Description	% of Net Assets
Barnes & Noble, Inc.	0.38%
AOl, Inc.	0.35%
Catalyst Health Solutions, Inc.	0.34%
Regeneron Pharmaceuticals, Inc.	0.31%
Newmarket Corp.	0.31%
Gen-Probe, Inc.	0.30%
Equinix, Inc.	0.30%
Polaris Industries, Inc.	0.29%
Factset Research Systems, Inc.	0.29%
Collective Brands, Inc.	0.28%

*	The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

GUGGENHEIM ETFS SEMI-ANNUAL REPORT	7

PORTFOLIO SUMMARY (continued)

GUGGENHEIM S&P SMALLCAP 600 EQUAL WEIGHT ETF

Sector Allocations*

Top 10 Holdings*
Description	% of Net Assets
Skechers U.S.A., Inc. — Class A	0.24%
Marinemax, Inc.	0.24%
Stratasys, Inc.	0.24%
On Assignment, Inc.	0.23%
Overseas Shipholding Group, Inc.	0.23%
Spectrum Pharmaceuticals, Inc.	0.22%
Opentable, Inc.	0.22%
Sturm Ruger & Co., Inc.	0.22%
Movado Group, Inc.	0.22%
Blyth, Inc.	0.22%

*	The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

8	GUGGENHEIM ETFS SEMI-ANNUAL REPORT

PORTFOLIO SUMMARY (continued)

GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF

Sector Allocations*

Top 10 Holdings*
Description	% of Net Assets
Northeast Utilities	0.44%
Hershey Co. (The)	0.37%
Coca-Cola Enterprises, Inc.	0.36%
Dr Pepper Snapple Group, Inc.	0.36%
Flowers Foods, Inc.	0.36%
Monster Beverage Corp.	0.36%
Mead Johnson Nutrition Co.	0.35%
Brown-Forman Corp. — Class B	0.35%
McCormick & Co., Inc.	0.35%
Church & Dwight Co., Inc.	0.35%

*	The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

GUGGENHEIM ETFS SEMI-ANNUAL REPORT	9

PORTFOLIO SUMMARY (continued)

GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF

Sector Allocations*

Top 10 Holdings*
Description	% of Net Assets
Northeast Utilities	0.35%
Hershey Co. (The)	0.25%
Kimberly-Clark Corp.	0.24%
Coca-Cola Enterprises, Inc.	0.24%
Coca-Cola Co. (The)	0.24%
Altria Group, Inc.	0.24%
Dr Pepper Snapple Group, Inc.	0.24%
Flowers Foods, Inc.	0.24%
Monster Beverage Corp.	0.24%
Kraft Foods, Inc. — Class A	0.24%

*	The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

10	GUGGENHEIM ETFS SEMI-ANNUAL REPORT

PORTFOLIO SUMMARY (continued)

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

Sector Allocations*

Top 10 Holdings*
Description	% of Net Assets
Roundy’s, Inc.	0.27%
GNC Holdings, Inc. — Class A	0.26%
Usana Health Sciences, Inc.	0.26%
Petmed Express, Inc.	0.26%
Medifast, Inc.	0.26%
J&J Snack Foods Corp.	0.25%
Hain Celestial Group, Inc. (The)	0.25%
Chefs’ Warehouse, Inc. (The)	0.25%
Fresh Market, Inc. (The)	0.24%
Andersons, Inc. (The)	0.24%

*	The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

GUGGENHEIM ETFS SEMI-ANNUAL REPORT	11

PORTFOLIO SUMMARY (continued)

GUGGENHEIM MSCI EAFE EQUAL WEIGHT ETF

Sector Allocations*

Top 10 Holdings*
Description	% of Net Assets
Kyocera Corp.	0.26%
Nippon Building Fund, Inc.	0.25%
Ricoh Co., Ltd.	0.24%
Daito Trust Construction Co., Ltd.	0.24%
Nidec Corp.	0.24%
Sekisui Chemical Co., Ltd.	0.24%
Shimadzu Corp.	0.24%
Keppel Corp., Ltd.	0.24%
Japan Real Estate Investment Corp.	0.23%
Mitsubishi Electric Corp.	0.23%

*	The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

12	GUGGENHEIM ETFS SEMI-ANNUAL REPORT

PORTFOLIO SUMMARY (continued)

GUGGENHEIM MSCI EMERGING MARKETS EQUAL WEIGHT ETF

Sector Allocations*

Top 10 Holdings*
Description	% of Net Assets
Wisdomtree India Earnings Fund	7.20%
Ishares MSCI Brazil Index Fund	5.80%
OI SA ADR	0.38%
Tsingtao Brewery Co., Ltd. — Class H	0.35%
Asustek Computer, Inc.	0.30%
Hiwin Technologies Corp.	0.28%
Shandong Weigao Group Medical Polymer Co., Ltd. — Class H	0.27%
Mediatek, Inc.	0.25%
Want Want China Holdings Ltd.	0.25%
Zhuzhou CSR Times Electric Co., Ltd. — Class H	0.25%

*	The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

GUGGENHEIM ETFS SEMI-ANNUAL REPORT	13

PORTFOLIO SUMMARY (continued)

GUGGENHEIM S&P 500 EQUAL WEIGHT CONSUMER DISCRETIONARY ETF

Industry Allocations*

Top 10 Holdings*
Description	% of Net Assets
Expedia, Inc.	1.62%
Amazon.com, Inc.	1.51%
Tripadvisor, Inc.	1.47%
Priceline.com, Inc.	1.42%
Family Dollar Stores, Inc.	1.42%
O’Reilly Automotive, Inc.	1.40%
Discovery Communications, Inc. — Class A	1.39%
Wyndham Worldwide Corp.	1.37%
Gap, Inc. (The)	1.37%
Bed Bath & Beyond, Inc.	1.35%

*	The Fund’s Top Ten Holds are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

14	GUGGENHEIM ETFS SEMI-ANNUAL REPORT

PORTFOLIO SUMMARY (continued)

GUGGENHEIM S&P 500 EQUAL WEIGHT CONSUMER STAPLES ETF

Industry Allocations*

Top 10 Holdings*
Description	% of Net Assets
Avon Products, Inc.	2.76%
Hershey Co. (The)	2.67%
Estee Lauder Cos., Inc. (The) — Class A	2.62%
Coca-Cola Co. (The)	2.60%
McCormick & Co., Inc.	2.60%
Coca-Cola Enterprises, Inc.	2.60%
Kimberly-Clark Corp.	2.59%
Brown-Forman Corp. — Class B	2.56%
Mead Johnson Nutrition Co.	2.55%
Dr Pepper Snapple Group, Inc.	2.53%

*	The Fund’s Top Ten Holds are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

GUGGENHEIM ETFS SEMI-ANNUAL REPORT	15

PORTFOLIO SUMMARY (continued)

GUGGENHEIM S&P 500 EQUAL WEIGHT ENERGY ETF

Industry Allocations*

Top 10 Holdings*
Description	% of Net Assets
Sunoco, Inc.	2.95%
Williams Cos., Inc. (The)	2.73%
Pioneer Natural Resources Co.	2.55%
Range Resources Corp.	2.51%
Noble Energy, Inc.	2.46%
Exxon Mobil Corp.	2.45%
Newfield Exploration Co.	2.42%
El Paso Corp.	2.42%
Cabot Oil & Gas Corp.	2.41%
Peabody Energy Corp.	2.39%

*	The Fund’s Top Ten Holds are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

16	GUGGENHEIM ETFS SEMI-ANNUAL REPORT

PORTFOLIO SUMMARY (continued)

GUGGENHEIM S&P 500 EQUAL WEIGHT FINANCIALS ETF

Industry Allocations*

Top 10 Holdings*
Description	% of Net Assets
American International Group, Inc.	1.44%
Regions Financial Corp.	1.39%
Huntington Bancshares, Inc.	1.37%
Simon Property Group, Inc.	1.36%
American Express Co.	1.35%
Travelers Cos., Inc. (The)	1.34%
PNC Financial Services Group, Inc.	1.34%
Capital One Financial Corp.	1.33%
Discover Financial Services	1.33%
E*Trade Financial Corp.	1.32%

*	The Fund’s Top Ten Holds are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

GUGGENHEIM ETFS SEMI-ANNUAL REPORT	17

PORTFOLIO SUMMARY (continued)

GUGGENHEIM S&P 500 EQUAL WEIGHT HEALTH CARE ETF

Industry Allocations*

Top 10 Holdings*
Description	% of Net Assets
Watson Pharmaceuticals, Inc.	2.42%
Edwards Lifesciences Corp.	2.31%
Gilead Sciences, Inc.	2.16%
Biogen Idec, Inc.	2.13%
Intuitive Surgical, Inc.	2.11%
Patterson Cos., Inc.	2.10%
Abbott Laboratories	2.05%
Pfizer, Inc.	2.04%
Dentsply International, Inc.	2.04%
McKesson Corp.	2.03%

*	The Fund’s Top Ten Holds are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

18	GUGGENHEIM ETFS SEMI-ANNUAL REPORT

PORTFOLIO SUMMARY (continued)

GUGGENHEIM S&P 500 EQUAL WEIGHT INDUSTRIALS ETF

Industry Allocations*

Top 10 Holdings*
Description	% of Net Assets
Avery Dennison Corp.	1.80%
Norfolk Southern Corp.	1.80%
Masco Corp.	1.79%
Ingersoll-Rand Plc	1.78%
L-3 Communications Holdings, Inc.	1.77%
Equifax, Inc.	1.76%
Roper Industries, Inc.	1.76%
CSX Corp.	1.75%
Tyco International Ltd.	1.74%
Iron Mountain, Inc.	1.73%

*	The Fund’s Top Ten Holds are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

GUGGENHEIM ETFS SEMI-ANNUAL REPORT	19

PORTFOLIO SUMMARY (continued)

GUGGENHEIM S&P 500 EQUAL WEIGHT MATERIALS ETF

Industry Allocations*

Top 10 Holdings*
Description	% of Net Assets
PPG Industries, Inc.	3.71%
Sherwin-Williams Co. (The)	3.71%
FMC Corp.	3.65%
Airgas, Inc.	3.61%
CF Industries Holdings, Inc.	3.54%
International Flavors & Fragrances, Inc.	3.51%
Ecolab, Inc.	3.49%
Titanium Metals Corp.	3.49%
United States Steel Corp.	3.45%
Praxair, Inc.	3.45%

*	The Fund’s Top Ten Holds are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

20	GUGGENHEIM ETFS SEMI-ANNUAL REPORT

PORTFOLIO SUMMARY (continued)

GUGGENHEIM S&P 500 EQUAL WEIGHT TECHNOLOGY ETF

Industry Allocations*

Top 10 Holdings*
Description	% of Net Assets
Red Hat, Inc.	1.67%
eBay, Inc.	1.61%
Citrix Systems, Inc.	1.59%
Verisign, Inc.	1.58%
BMC Software, Inc.	1.55%
Corning, Inc.	1.53%
Mastercard, Inc. — Class A	1.53%
Apple, Inc.	1.52%
Autodesk, Inc.	1.52%
Accenture Plc — Class A	1.52%

*	The Fund’s Top Ten Holds are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

GUGGENHEIM ETFS SEMI-ANNUAL REPORT	21

PORTFOLIO SUMMARY (concluded)

GUGGENHEIM S&P 500 EQUAL WEIGHT UTILITIES ETF

Industry Allocations*

Top 10 Holdings*
Description	% of Net Assets
Sempra Energy	2.71%
Nextera Energy, Inc.	2.66%
Wisconsin Energy Corp.	2.62%
AT&T, Inc.	2.62%
CMS Energy Corp.	2.61%
Centerpoint Energy, Inc.	2.60%
Firstenergy Corp.	2.60%
Crown Castle International Corp.	2.58%
Verizon Communications, Inc.	2.56%
Oneok, Inc.	2.56%

*	The Fund’s Top Ten Holds are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

22	GUGGENHEIM ETFS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2012

GUGGENHEIM S&P 500 EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

COMMON STOCKS - 99.9%
Aerospace & Defense - 2.4%
Boeing Co. (The)	84,515	$6,490,752
General Dynamics Corp.	86,270	5,823,225
Goodrich Corp.	49,133	6,164,226
Honeywell International, Inc.	103,605	6,284,679
L-3 Communications Holdings, Inc.	90,828	6,679,491
Lockheed Martin Corp.	69,635	6,304,753
Northrop Grumman Corp.	102,906	6,511,892
Precision Castparts Corp.	35,482	6,257,960
Raytheon Co.	119,489	6,469,134
Rockwell Collins, Inc.	105,230	5,881,305
Textron, Inc.	229,307	6,108,739
United Technologies Corp.	74,131	6,052,055

Total Aerospace & Defense		75,028,211

Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	93,335	5,575,833
Expeditors International of Washington, Inc.	139,717	5,588,680
FedEx Corp.	67,484	5,954,788
United Parcel Service, Inc. — Class B	80,262	6,271,673

Total Air Freight & Logistics		23,390,974

Airlines - 0.2%
Southwest Airlines Co.	730,322	6,047,066

Total Airlines		6,047,066

Auto Components - 0.6%
BorgWarner, Inc.*	73,858	5,837,736
Goodyear Tire & Rubber Co. (The)*	500,256	5,492,811
Johnson Controls, Inc.	191,683	6,128,106

Total Auto Components		17,458,653

Automobiles - 0.4%
Ford Motor Co.	492,288	5,553,009
Harley-Davidson, Inc.	132,106	6,913,107

Total Automobiles		12,466,116

Beverages - 1.7%
Beam, Inc.	110,304	6,263,061
Brown-Forman Corp. — Class B	77,451	6,687,894
Coca-Cola Co. (The)	89,081	6,798,662
Coca-Cola Enterprises, Inc.	225,114	6,780,434
Constellation Brands, Inc. — Class A*	277,232	5,988,211
Dr Pepper Snapple Group, Inc.	162,604	6,598,470
Molson Coors Brewing Co. — Class B	144,822	6,021,699
PepsiCo, Inc.	98,075	6,472,950

Total Beverages		51,611,381

Biotechnology - 0.8%
Amgen, Inc.	91,071	6,476,059
Biogen Idec, Inc.*	51,335	6,879,403

	SHARES	MARKET VALUE

Celgene Corp.*	82,373	$6,006,639
Gilead Sciences, Inc.*	134,369	6,988,532

Total Biotechnology		26,350,633

Building Products - 0.2%
Masco Corp.	511,400	6,740,252

Total Building Products		6,740,252

Capital Markets - 2.8%
Ameriprise Financial, Inc.	110,426	5,986,193
Bank of New York Mellon Corp. (The)	276,237	6,533,005
BlackRock, Inc.	31,463	6,027,682
Charles Schwab Corp. (The)	438,294	6,267,604
E*Trade Financial Corp.*	640,459	6,808,079
Federated Investors, Inc. — Class B	301,661	6,660,675
Franklin Resources, Inc.	51,427	6,454,603
Goldman Sachs Group, Inc. (The)	52,786	6,078,308
Invesco Ltd.	249,027	6,185,831
Legg Mason, Inc.	225,379	5,875,631
Morgan Stanley	337,135	5,825,693
Northern Trust Corp.	139,869	6,656,366
State Street Corp.	147,116	6,799,701
T. Rowe Price Group, Inc.	98,135	6,193,790

Total Capital Markets		88,353,161

Chemicals - 3.1%
Air Products & Chemicals, Inc.	69,239	5,919,242
Airgas, Inc.	74,557	6,832,403
CF Industries Holdings, Inc.	34,661	6,691,653
Dow Chemical Co. (The)	181,838	6,160,671
Du Pont (E.I.) de Nemours & Co.	120,240	6,428,030
Eastman Chemical Co.	118,911	6,417,627
Ecolab, Inc.	103,727	6,606,373
FMC Corp.	62,479	6,900,806
International Flavors & Fragrances, Inc.	110,213	6,635,925
Monsanto Co.	78,089	5,948,820
Mosaic Co. (The)	111,543	5,891,701
PPG Industries, Inc.	66,763	7,026,138
Praxair, Inc.	56,440	6,530,108
Sherwin-Williams Co. (The)	58,400	7,024,352
Sigma-Aldrich Corp.	86,483	6,131,645

Total Chemicals		97,145,494

Commercial Banks - 2.7%
BB&T Corp.	210,225	6,735,609
Comerica, Inc.	203,435	6,513,989
Fifth Third Bancorp	450,098	6,404,895
First Horizon National Corp.	613,796	5,634,647
Huntington Bancshares, Inc.	1,056,860	7,070,393
KeyCorp	772,231	6,208,737
M&T Bank Corp.	76,152	6,569,633
PNC Financial Services Group, Inc.	104,265	6,914,855
Regions Financial Corp.	1,067,791	7,196,911

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	23

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM S&P 500 EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

SunTrust Banks, Inc.	276,115	$6,704,072
US Bancorp	208,379	6,703,553
Wells Fargo & Co.	195,610	6,539,242
Zions Bancorp	326,121	6,649,607

Total Commercial Banks		85,846,143

Commercial Services & Supplies - 1.6%
Avery Dennison Corp.	212,458	6,794,407
Cintas Corp.	157,591	6,172,839
Iron Mountain, Inc.	215,178	6,534,956
Pitney Bowes, Inc.	346,745	5,939,742
R.R. Donnelley & Sons Co.	478,607	5,987,374
Republic Services, Inc.	202,735	5,548,857
Stericycle, Inc.*	70,569	6,111,275
Waste Management, Inc.	177,463	6,069,235

Total Commercial Services & Supplies		49,158,685

Communications Equipment - 1.6%
Cisco Systems, Inc.	312,774	6,302,396
F5 Networks, Inc.*	49,307	6,603,686
Harris Corp.	141,981	6,465,815
JDS Uniphase Corp.*	458,075	5,565,611
Juniper Networks, Inc.*	289,127	6,195,992
Motorola Mobility Holdings, Inc.*	155,783	6,047,496
Motorola Solutions, Inc.	122,056	6,228,518
QUALCOMM, Inc.	96,867	6,183,989

Total Communications Equipment		49,593,503

Computers & Peripherals - 1.5%
Apple, Inc.*	11,357	6,635,214
Dell, Inc.*	365,796	5,988,080
EMC Corp.*	213,484	6,022,384
Hewlett-Packard Co.	256,121	6,341,556
Lexmark International, Inc. — Class A	173,353	5,217,925
NetApp, Inc.*	144,244	5,600,995
SanDisk Corp.*	123,234	4,560,890
Western Digital Corp.*	153,581	5,960,479

Total Computers & Peripherals		46,327,523

Construction & Engineering - 0.6%
Fluor Corp.	101,455	5,859,026
Jacobs Engineering Group, Inc.*	136,398	5,978,324
Quanta Services, Inc.*	285,929	6,324,750

Total Construction & Engineering		18,162,100

Construction Materials - 0.2%
Vulcan Materials Co.	134,673	5,765,351

Total Construction Materials		5,765,351

Consumer Finance - 0.8%
American Express Co.	116,404	7,008,685
Capital One Financial Corp.	124,290	6,895,609
Discover Financial Services	202,340	6,859,326
SLM Corp.	378,565	5,614,119

Total Consumer Finance		26,377,739

	SHARES	MARKET VALUE

Containers & Packaging - 0.8%
Ball Corp.	155,905	$6,510,593
Bemis Co., Inc.	194,919	6,313,426
Owens-Illinois, Inc.*	256,995	5,975,134
Sealed Air Corp.	317,575	6,091,088

Total Containers & Packaging		24,890,241

Distributors - 0.2%
Genuine Parts Co.	98,470	6,378,887

Total Distributors		6,378,887

Diversified Consumer Services - 0.5%
Apollo Group, Inc. — Class A*	145,665	5,130,321
DeVry, Inc.	175,556	5,644,126
H&R Block, Inc.	389,526	5,726,032

Total Diversified Consumer Services		16,500,479

Diversified Financial Services - 1.7%
Bank of America Corp.	769,336	6,239,315
Citigroup, Inc.	181,086	5,983,081
CME Group, Inc.	22,379	5,948,786
IntercontinentalExchange, Inc.*	43,663	5,808,925
JPMorgan Chase & Co.	150,922	6,486,628
Leucadia National Corp.	229,702	5,710,392
Moody’s Corp.	159,437	6,528,945
Nasdaq OMX Group, Inc. (The)*	237,010	5,823,336
NYSE Euronext	211,585	5,448,314

Total Diversified Financial Services		53,977,722

Diversified Telecommunication Services - 1.0%
AT&T, Inc.	198,625	6,536,749
CenturyLink, Inc.	158,738	6,120,937
Frontier Communications Corp.	1,401,159	5,660,682
Verizon Communications, Inc.	158,381	6,395,425
Windstream Corp.	508,893	5,719,957

Total Diversified Telecommunication Services		30,433,750

Electric Utilities - 2.6%
American Electric Power Co., Inc.	162,066	6,294,643
Duke Energy Corp.	292,811	6,274,940
Edison International	144,640	6,365,606
Entergy Corp.	91,253	5,982,547
Exelon Corp.	159,163	6,208,949
FirstEnergy Corp.	138,509	6,484,991
NextEra Energy, Inc.	103,210	6,641,563
Northeast Utilities	168,105	6,181,221
Pepco Holdings, Inc.	318,570	6,027,344
Pinnacle West Capital Corp.	130,511	6,310,207
PPL Corp.	219,136	5,993,370
Progress Energy, Inc.	115,531	6,148,560
Southern Co.	137,302	6,307,654

Total Electric Utilities		81,221,595

Electrical Equipment - 0.8%
Cooper Industries PLC	102,693	6,425,501
Emerson Electric Co.	123,894	6,509,391

24	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM S&P 500 EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

Rockwell Automation, Inc.	76,729	$5,934,221
Roper Industries, Inc.	65,160	6,639,804

Total Electrical Equipment		25,508,917

Electronic Equipment, Instruments & Components - 1.2%
Amphenol Corp. — Class A	108,975	6,335,807
Corning, Inc.	466,012	6,687,272
FLIR Systems, Inc.	235,133	5,281,087
Jabil Circuit, Inc.	236,736	5,551,459
Molex, Inc.	226,952	6,261,606
TE Connectivity Ltd.	171,789	6,263,427

Total Electronic Equipment, Instruments & Components		36,380,658

Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	126,918	5,598,353
Cameron International Corp.*	114,141	5,849,726
Diamond Offshore Drilling, Inc.	88,230	6,048,166
FMC Technologies, Inc.*	119,458	5,614,526
Halliburton Co.	177,554	6,075,898
Helmerich & Payne, Inc.	101,789	5,230,937
Nabors Industries Ltd.*	307,965	5,127,617
National-Oilwell Varco, Inc.	76,121	5,766,927
Noble Corp.*	158,017	6,014,127
Rowan Cos., Inc.*	174,052	6,010,016
Schlumberger Ltd.	81,652	6,053,679

Total Energy Equipment & Services		63,389,972

Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	69,331	6,112,914
CVS Caremark Corp.	135,699	6,054,889
Kroger Co. (The)	254,670	5,926,171
Safeway, Inc.	284,600	5,785,918
Sysco Corp.	206,906	5,979,584
Wal-Mart Stores, Inc.	103,088	6,072,914
Walgreen Co.	184,983	6,485,504
Whole Foods Market, Inc.	73,858	6,135,384

Total Food & Staples Retailing		48,553,278

Food Products - 3.0%
Archer-Daniels-Midland Co.	198,960	6,133,937
Campbell Soup Co.	188,637	6,381,590
ConAgra Foods, Inc.	236,645	6,110,174
Dean Foods Co.*	515,662	6,332,329
General Mills, Inc.	160,523	6,242,739
H.J. Heinz Co.	116,708	6,221,704
Hershey Co. (The)	104,113	6,976,612
Hormel Foods Corp.	215,482	6,261,907
J.M. Smucker Co. (The)	82,100	6,537,623
Kellogg Co.	118,099	5,972,266
Kraft Foods, Inc. — Class A	163,182	6,506,066
McCormick & Co., Inc.	121,479	6,791,891
Mead Johnson Nutrition Co.	77,968	6,670,942
Sara Lee Corp.	289,674	6,384,415
Tyson Foods, Inc. — Class A	311,832	5,690,934

Total Food Products		95,215,129

	SHARES	MARKET VALUE

Gas Utilities - 0.4%
AGL Resources, Inc.	157,265	$6,200,959
Oneok, Inc.	74,375	6,388,069

Total Gas Utilities		12,589,028

Health Care Equipment & Supplies - 2.9%
Baxter International, Inc.	105,169	5,827,414
Becton, Dickinson and Co.	80,596	6,322,756
Boston Scientific Corp.*	1,040,855	6,515,752
C.R. Bard, Inc.	65,829	6,514,438
CareFusion Corp.*	244,013	6,322,377
Covidien PLC	118,220	6,529,291
DENTSPLY International, Inc.	160,402	6,586,106
Edwards Lifesciences Corp.*	89,863	7,455,933
Intuitive Surgical, Inc.*	11,835	6,842,997
Medtronic, Inc.	164,390	6,279,698
St Jude Medical, Inc.	148,172	5,737,220
Stryker Corp.	117,073	6,388,674
Varian Medical Systems, Inc.*	92,218	5,848,465
Zimmer Holdings, Inc.	100,612	6,331,513

Total Health Care Equipment & Supplies		89,502,634

Health Care Providers & Services - 3.0%
Aetna, Inc.	132,166	5,820,591
AmerisourceBergen Corp.	163,599	6,087,519
Cardinal Health, Inc.	146,690	6,200,586
CIGNA Corp.	137,089	6,337,624
Coventry Health Care, Inc.	186,730	5,600,033
DaVita, Inc.*	71,838	6,363,410
Express Scripts Holding Co.*	114,293	6,376,406
Humana, Inc.	71,138	5,739,414
Laboratory Corp. of America Holdings*	69,787	6,133,579
McKesson Corp.	71,685	6,552,726
Patterson Cos., Inc.	199,507	6,801,194
Quest Diagnostics, Inc.	105,200	6,068,988
Tenet Healthcare Corp.*	1,132,199	5,876,113
UnitedHealth Group, Inc.	111,034	6,234,559
WellPoint, Inc.	95,476	6,475,182

Total Health Care Providers & Services		92,667,924

Health Care Technology - 0.2%
Cerner Corp.*	80,566	6,533,097

Total Health Care Technology		6,533,097

Hotels, Restaurants & Leisure - 2.3%
Carnival Corp.	202,583	6,581,922
Chipotle Mexican Grill, Inc.*	15,549	6,439,618
Darden Restaurants, Inc.	120,362	6,027,729
International Game Technology	395,747	6,165,738
Marriott International, Inc. — Class A	164,990	6,449,459
McDonald’s Corp.	63,952	6,232,122
Starbucks Corp.	119,458	6,854,500

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	25

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM S&P 500 EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

Starwood Hotels & Resorts Worldwide, Inc.	112,842	$6,680,247
Wyndham Worldwide Corp.	140,264	7,060,890
Wynn Resorts Ltd.	51,275	6,840,085
Yum! Brands, Inc.	91,884	6,682,723

Total Hotels, Restaurants & Leisure		72,015,033

Household Durables - 1.4%
DR Horton, Inc.	400,335	6,545,477
Harman International Industries, Inc.	128,938	6,392,746
Leggett & Platt, Inc.	276,237	6,013,680
Lennar Corp. — Class A	243,353	6,750,612
Newell Rubbermaid, Inc.	345,598	6,289,884
Pulte Homes, Inc.*	686,599	6,756,134
Whirlpool Corp.	82,252	5,265,773

Total Household Durables		44,014,306

Household Products - 0.8%
Clorox Co. (The)	91,193	6,392,629
Colgate-Palmolive Co.	65,890	6,519,157
Kimberly-Clark Corp.	86,301	6,772,039
Procter & Gamble Co. (The)	92,522	5,888,100

Total Household Products		25,571,925

Independent Power Producers & Energy Traders - 0.4%
AES Corp. (The)*	469,544	5,878,691
NRG Energy, Inc.*	370,201	6,293,417

Total Independent Power Producers & Energy Traders		12,172,108

Industrial Conglomerates - 0.8%
3M Co.	71,351	6,375,925
Danaher Corp.	116,100	6,294,942
General Electric Co.	325,270	6,368,787
Tyco International Ltd.	117,012	6,567,884

Total Industrial Conglomerates		25,607,538

Insurance - 4.4%
ACE Ltd.	86,392	6,563,200
AFLAC, Inc.	137,150	6,177,236
Allstate Corp. (The)	195,610	6,519,681
American International Group, Inc.*	219,227	7,460,295
Aon PLC	128,847	6,674,275
Assurant, Inc.	148,749	6,000,535
Berkshire Hathaway, Inc. — Class B*	77,998	6,274,939
Chubb Corp. (The)	92,127	6,731,720
Cincinnati Financial Corp.	176,742	6,295,550
Genworth Financial, Inc. — Class A*	695,866	4,182,155
Hartford Financial Services Group, Inc.	308,573	6,341,175
Lincoln National Corp.	250,721	6,210,359
Loews Corp.	160,250	6,591,083

	SHARES	MARKET VALUE

Marsh & McLennan Cos., Inc.	192,048	$6,424,006
MetLife, Inc.	161,214	5,808,540
Principal Financial Group, Inc.	228,190	6,314,017
Progressive Corp. (The)	286,051	6,092,886
Prudential Financial, Inc.	99,921	6,049,217
Torchmark Corp.	127,001	6,186,219
Travelers Cos., Inc. (The)	107,502	6,914,529
Unum Group	260,679	6,188,519
XL Group PLC	291,847	6,277,629

Total Insurance		138,277,765

Internet & Catalog Retail - 1.1%
Amazon.com, Inc.*	33,605	7,793,000
Expedia, Inc.	195,306	8,325,895
Netflix, Inc.*	56,766	4,549,227
priceline.com, Inc.*	9,571	7,281,808
TripAdvisor, Inc.*	201,740	7,567,267

Total Internet & Catalog Retail		35,517,197

Internet Software & Services - 1.0%
Akamai Technologies, Inc.*	168,105	5,480,223
eBay, Inc.*	170,846	7,013,228
Google, Inc. — Class A*	10,301	6,234,474
VeriSign, Inc.	167,618	6,890,776
Yahoo!, Inc.*	423,322	6,578,424

Total Internet Software & Services		32,197,125

IT Services - 2.8%
Accenture PLC — Class A	101,759	6,609,247
Automatic Data Processing, Inc.	112,720	6,269,486
Cognizant Technology Solutions Corp. — Class A*	85,184	6,245,691
Computer Sciences Corp.	196,788	5,521,871
Fidelity National Information Services, Inc.	195,489	6,582,115
Fiserv, Inc.*	91,101	6,403,489
International Business Machines Corp.	30,864	6,391,317
Mastercard, Inc. — Class A	14,767	6,678,671
Paychex, Inc.	196,666	6,092,713
SAIC, Inc.	490,746	5,967,471
Teradata Corp.*	93,274	6,508,660
Total System Services, Inc.	277,475	6,526,212
Visa, Inc. — Class A	52,869	6,501,830
Western Union Co. (The)	350,512	6,442,411

Total IT Services		88,741,184

Leisure Equipment & Products - 0.4%
Hasbro, Inc.	176,042	6,467,783
Mattel, Inc.	185,492	6,232,531

Total Leisure Equipment & Products		12,700,314

Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	138,996	5,862,851
Life Technologies Corp.*	132,926	6,162,449
PerkinElmer, Inc.	231,449	6,387,992

26	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM S&P 500 EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

Thermo Fisher Scientific, Inc.	110,061	$6,124,895
Waters Corp.*	68,062	5,724,695

Total Life Sciences Tools & Services		30,262,882

Machinery - 2.9%
Caterpillar, Inc.	56,197	5,775,366
Cummins, Inc.	52,087	6,033,237
Deere & Co.	77,268	6,363,793
Dover Corp.	98,105	6,147,259
Eaton Corp.	126,371	6,088,555
Flowserve Corp.	53,143	6,107,725
Illinois Tool Works, Inc.	111,725	6,410,781
Ingersoll-Rand PLC	157,834	6,711,102
Joy Global, Inc.	77,094	5,455,942
PACCAR, Inc.	135,068	5,802,521
Pall Corp.	104,448	6,226,145
Parker Hannifin Corp.	70,204	6,156,189
Snap-on, Inc.	102,458	6,407,723
Stanley Black & Decker, Inc.	79,775	5,836,339
Xylem, Inc.	227,256	6,335,897

Total Machinery		91,858,574

Media - 3.3%
Cablevision Systems Corp. — Class A	429,778	6,369,310
CBS Corp. — Class B	200,989	6,702,983
Comcast Corp. — Class A	207,536	6,294,567
DIRECTV — Class A*	131,354	6,471,812
Discovery Communications, Inc. — Class A*	131,263	7,143,332
Gannett Co., Inc.	431,890	5,968,720
Interpublic Group of Cos., Inc. (The)	524,838	6,198,337
McGraw-Hill Cos., Inc. (The)	132,896	6,534,496
News Corp. — Class A	312,318	6,121,433
Omnicom Group, Inc.	127,730	6,553,826
Scripps Networks Interactive, Inc. — Class A	136,906	6,875,419
Time Warner Cable, Inc.	77,724	6,252,896
Time Warner, Inc.	168,674	6,318,528
Viacom, Inc. — Class B	129,599	6,012,098
Walt Disney Co. (The)	146,629	6,321,176
Washington Post Co. (The) — Class B	16,005	6,052,611

Total Media		102,191,544

Metals & Mining - 1.6%
Alcoa, Inc.	631,306	6,142,607
Allegheny Technologies, Inc.	149,957	6,439,154
Cliffs Natural Resources, Inc.	96,775	6,025,211
Freeport-McMoRan Copper & Gold, Inc.	159,680	6,115,744
Newmont Mining Corp.	108,884	5,188,323
Nucor Corp.	146,599	5,748,147

	SHARES	MARKET VALUE

Titanium Metals Corp.	446,535	$6,595,322
United States Steel Corp.	230,667	6,534,796

Total Metals & Mining		48,789,304

Multi-Utilities - 3.1%
Ameren Corp.	194,037	6,362,473
CenterPoint Energy, Inc.	321,555	6,498,627
CMS Energy Corp.	282,936	6,504,699
Consolidated Edison, Inc.	106,051	6,304,732
Dominion Resources, Inc.	121,996	6,366,971
DTE Energy Co.	111,816	6,304,186
Integrys Energy Group, Inc.	115,683	6,320,919
NiSource, Inc.	256,851	6,331,377
PG&E Corp.	144,579	6,387,500
Public Service Enterprise Group, Inc.	204,460	6,368,929
SCANA Corp.	138,084	6,368,434
Sempra Energy	104,661	6,775,753
TECO Energy, Inc.	348,339	6,277,069
Wisconsin Energy Corp.	177,706	6,546,689
Xcel Energy, Inc.	232,026	6,278,624

Total Multi-Utilities		95,996,982

Multiline Retail - 1.7%
Big Lots, Inc.*	136,307	4,994,289
Dollar Tree, Inc.*	66,520	6,762,423
Family Dollar Stores, Inc.	107,737	7,277,634
J.C. Penney Co., Inc.	164,451	5,930,103
Kohl’s Corp.	123,264	6,179,224
Macy’s, Inc.	156,140	6,404,863
Nordstrom, Inc.	114,506	6,396,305
Sears Holdings Corp.*	76,942	4,137,941
Target Corp.	107,350	6,219,859

Total Multiline Retail		54,302,641

Office Electronics - 0.2%
Xerox Corp.	750,673	5,840,236

Total Office Electronics		5,840,236

Oil, Gas & Consumable Fuels - 6.2%
Alpha Natural Resources, Inc.*	376,940	6,080,042
Anadarko Petroleum Corp.	72,650	5,318,707
Apache Corp.	57,618	5,527,871
Cabot Oil & Gas Corp.	177,402	6,233,906
Chesapeake Energy Corp.	252,285	4,652,135
Chevron Corp.	56,523	6,023,091
ConocoPhillips	80,262	5,749,167
CONSOL Energy, Inc.	185,583	6,168,779
Denbury Resources, Inc.*	322,732	6,144,817
Devon Energy Corp.	86,240	6,023,864
El Paso Corp.	210,651	6,250,015
EOG Resources, Inc.	53,842	5,912,390
EQT Corp.	119,367	5,946,864
Exxon Mobil Corp.	73,441	6,340,896
Hess Corp.	98,257	5,123,120

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	27

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM S&P 500 EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

Marathon Oil Corp.	185,765	$5,450,345
Marathon Petroleum Corp.	141,077	5,870,214
Murphy Oil Corp.	102,549	5,637,119
Newfield Exploration Co.*	174,204	6,253,924
Noble Energy, Inc.	64,165	6,372,868
Occidental Petroleum Corp.	61,506	5,610,577
Peabody Energy Corp.	198,482	6,174,775
Phillips 66*	130,437	4,441,380
Pioneer Natural Resources Co.	57,040	6,606,373
QEP Resources, Inc.	193,590	5,964,508
Range Resources Corp.	97,505	6,499,683
Southwestern Energy Co.*	184,770	5,835,037
Spectra Energy Corp.	196,301	6,034,293
Sunoco, Inc.	154,667	7,623,536
Tesoro Corp.*	210,225	4,887,731
Valero Energy Corp.	216,864	5,356,541
Williams Cos., Inc. (The)	207,414	7,058,298
WPX Energy, Inc.*	331,704	5,828,039

Total Oil, Gas & Consumable Fuels		195,000,905

Paper & Forest Products - 0.4%
International Paper Co.	175,799	5,855,865
MeadWestvaco Corp.	200,624	6,383,855

Total Paper & Forest Products		12,239,720

Personal Products - 0.5%
Avon Products, Inc.	333,511	7,203,838
Estee Lauder Cos., Inc. (The) — Class A	104,843	6,851,490

Total Personal Products		14,055,328

Pharmaceuticals - 2.5%
Abbott Laboratories	106,864	6,631,980
Allergan, Inc.	67,402	6,470,592
Bristol-Myers Squibb Co.	188,181	6,279,600
Eli Lilly & Co.	156,565	6,480,225
Forest Laboratories, Inc.*	185,135	6,448,252
Hospira, Inc.*	172,328	6,052,159
Johnson & Johnson, Inc.	95,659	6,226,444
Merck & Co., Inc.	164,716	6,463,456
Mylan, Inc.*	269,620	5,853,450
Perrigo Co.	58,939	6,182,701
Pfizer, Inc.	288,315	6,611,063
Watson Pharmaceuticals, Inc.*	103,901	7,829,980

Total Pharmaceuticals		77,529,902

Professional Services - 0.6%
Dun & Bradstreet Corp. (The)	73,167	5,690,929
Equifax, Inc.	145,300	6,657,646
Robert Half International, Inc.	210,795	6,281,691

Total Professional Services		18,630,266

Real Estate Investment Trusts (REITs) - 3.4%
American Tower Corp.	99,526	6,526,915
Apartment Investment & Management Co. — Class A	249,422	6,771,807

	SHARES	MARKET VALUE

AvalonBay Communities, Inc.	44,932	$6,533,113
Boston Properties, Inc.	60,542	6,553,672
Equity Residential	104,418	6,415,442
HCP, Inc.	158,677	6,577,162
Health Care REIT, Inc.	113,958	6,456,860
Host Hotels & Resorts, Inc.	398,285	6,627,462
Kimco Realty Corp.	340,849	6,615,879
Plum Creek Timber Co., Inc.	154,059	6,476,640
ProLogis, Inc.	181,390	6,490,134
Public Storage	47,378	6,787,372
Simon Property Group, Inc.	45,388	7,062,373
Ventas, Inc.	111,816	6,573,663
Vornado Realty Trust	77,390	6,643,158
Weyerhaeuser Co.	288,315	5,870,093

Total Real Estate Investment Trusts (REITs)		104,981,745

Real Estate Management & Development - 0.2%
CBRE Group, Inc.*	322,732	6,070,589

Total Real Estate Management & Development		6,070,589

Road & Rail - 0.8%
CSX Corp.	296,313	6,610,743
Norfolk Southern Corp.	93,152	6,793,575
Ryder System, Inc.	115,744	5,639,048
Union Pacific Corp.	57,526	6,468,224

Total Road & Rail		25,511,590

Semiconductors & Semiconductor Equipment - 3.2%
Advanced Micro Devices, Inc.*	817,041	6,013,422
Altera Corp.	162,969	5,796,807
Analog Devices, Inc.	159,255	6,207,760
Applied Materials, Inc.	500,651	6,002,806
Broadcom Corp. — Class A*	170,246	6,231,004
First Solar, Inc.*	225,266	4,144,894
Intel Corp.	228,768	6,497,011
KLA-Tencor Corp.	125,224	6,530,432
Linear Technology Corp.	186,730	6,107,938
LSI Corp.*	709,426	5,703,785
Microchip Technology, Inc.	171,424	6,058,124
Micron Technology, Inc.*	743,487	4,899,579
Novellus Systems, Inc.*	131,954	6,168,850
NVIDIA Corp.*	417,883	5,432,479
Teradyne, Inc.*	382,066	6,575,356
Texas Instruments, Inc.	191,926	6,130,116
Xilinx, Inc.	169,942	6,182,490

Total Semiconductors & Semiconductor Equipment		100,682,853

Software - 2.4%
Adobe Systems, Inc.*	184,101	6,178,429
Autodesk, Inc.*	168,248	6,623,924
BMC Software, Inc.*	163,660	6,752,612
CA, Inc.	229,368	6,059,903
Citrix Systems, Inc.*	81,196	6,951,189

28	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	April 30, 2012

GUGGENHEIM S&P 500 EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

Electronic Arts, Inc.*	358,792	$5,518,221
Intuit, Inc.	106,468	6,171,950
Microsoft Corp.	193,590	6,198,752
Oracle Corp.	205,546	6,040,997
Red Hat, Inc.*	122,474	7,300,675
Salesforce.com, Inc.*	42,030	6,545,332
Symantec Corp.*	349,304	5,770,502

Total Software		76,112,486

Specialty Retail - 3.5%
Abercrombie & Fitch Co. — Class A	121,935	6,117,479
AutoNation, Inc.*	181,390	6,272,466
AutoZone, Inc.*	16,188	6,413,038
Bed Bath & Beyond, Inc.*	98,835	6,956,996
Best Buy Co., Inc.	250,022	5,517,986
CarMax, Inc.*	183,927	5,677,827
GameStop Corp. — Class A	259,115	5,897,457
Gap, Inc. (The)	247,728	7,060,248
Home Depot, Inc.	128,756	6,668,273
Limited Brands, Inc.	132,501	6,585,300
Lowe’s Cos., Inc.	208,023	6,546,484
O’Reilly Automotive, Inc.*	68,488	7,222,744
Ross Stores, Inc.	110,639	6,814,256
Staples, Inc.	402,151	6,193,125
Tiffany & Co.	90,046	6,164,549
TJX Cos., Inc.	162,483	6,777,166
Urban Outfitters, Inc.*	209,952	6,080,210

Total Specialty Retail		108,965,604

Textiles, Apparel & Luxury Goods - 1.0%
Coach, Inc.	80,110	5,860,848
Fossil, Inc.*	50,758	6,632,548
NIKE, Inc. — Class B	56,319	6,300,406
Ralph Lauren Corp.	35,117	6,049,606
V.F. Corp.	42,486	6,459,996

Total Textiles, Apparel & Luxury Goods		31,303,404

Thrifts & Mortgage Finance - 0.4%
Hudson City Bancorp, Inc.	912,099	6,439,419
People’s United Financial, Inc.	493,882	6,094,504

Total Thrifts & Mortgage Finance		12,533,923

Tobacco - 0.8%
Altria Group, Inc.	203,313	6,548,712
Lorillard, Inc.	48,038	6,499,061
Philip Morris International, Inc.	73,197	6,551,863
Reynolds American, Inc.	147,177	6,009,237

Total Tobacco		25,608,873

	SHARES	MARKET VALUE

Trading Companies & Distributors - 0.4%
Fastenal Co.	117,104	$5,482,809
W.W. Grainger, Inc.	29,230	6,074,579

Total Trading Companies & Distributors		11,557,388

Wireless Telecommunication Services - 0.5%
Crown Castle International Corp.*	113,776	6,440,859
MetroPCS Communications, Inc.*	608,966	4,445,452
Sprint Nextel Corp.*	2,227,740	5,524,795

Total Wireless Telecommunication Services		16,411,106

Total Common Stocks (Cost $3,009,937,263)		3,122,818,636

SHORT TERM INVESTMENTS - 0.1%
SSgA Government Money Market Fund	3,998,054	3,998,054

Total Short Term Investments (Cost $3,998,054)		3,998,054

Total Investments - 100.0%[a] (Cost $3,013,935,317)		3,126,816,690

Other Assets and Liabilities, net - 0.0%[b]		1,379,095

Net Assets - 100.0%		$3,128,195,785

*	Non-Income Producing Security.
[a]	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.
[b]	Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	29

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2012

GUGGENHEIM S&P MIDCAP 400 EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

COMMON STOCKS - 99.8%
Aerospace & defense - 1.5%
Alliant Techsystems, Inc.	135	$7,196
BE Aerospace, Inc.*	167	7,854
Esterline Technologies Corp.*	115	7,876
Exelis, Inc.	653	7,529
Huntington Ingalls Industries, Inc.*	210	8,284
Triumph Group, Inc.	124	7,790

Total Aerospace & Defense		46,529

Air freight & logistics - 0.3%
UTi Worldwide, Inc.	500	8,335

Total Air Freight & Logistics		8,335

Airlines - 0.5%
Alaska Air Group, Inc.*	226	7,639
JetBlue Airways Corp.*	1,578	7,495

Total Airlines		15,134

Auto Components - 0.2%
Gentex Corp.	319	7,008

Total Auto Components		7,008

Automobiles - 0.3%
Thor Industries, Inc.	247	8,356

Total Automobiles		8,356

Beverages - 0.3%
Monster Beverage Corp.*	132	8,575

Total Beverages		8,575

Biotechnology - 0.8%
Regeneron Pharmaceuticals, Inc.*	73	9,874
United Therapeutics Corp.*	168	7,350
Vertex Pharmaceuticals, Inc.*	188	7,234

Total Biotechnology		24,458

Building Products - 0.5%
Fortune Brands Home & Security, Inc.*	375	8,527
Lennox International, Inc.	192	8,333

Total Building Products		16,860

Capital Markets - 2.2%
Affiliated Managers Group, Inc.*	72	8,181
Apollo Investment Corp.	1,126	8,163
Eaton Vance Corp.	280	7,364
Greenhill & Co., Inc.	180	6,993
Janus Capital Group, Inc.	888	6,731
Jefferies Group, Inc.	455	7,248
Raymond James Financial, Inc.	222	8,130
SEI Investments Co.	393	7,935
Waddell & Reed Financial, Inc. — Class A	247	7,899

Total Capital Markets		68,644

Chemicals - 3.2%
Albemarle Corp.	125	8,163
Ashland, Inc.	127	8,365
Cabot Corp.	187	8,065
Cytec Industries, Inc.	128	8,137
Intrepid Potash, Inc.*	334	8,300

	SHARES	MARKET VALUE

Minerals Technologies, Inc.	122	$8,186
NewMarket Corp.	44	9,822
Olin Corp.	362	7,588
RPM International, Inc.	317	8,423
Scotts Miracle-Gro Co. (The) — Class A	162	8,489
Sensient Technologies Corp.	214	7,950
Valspar Corp.	163	8,337

Total Chemicals		99,825

Commercial Banks - 5.6%
Associated Banc-Corp.	592	7,891
BancorpSouth, Inc.	642	8,648
Bank of Hawaii Corp.	170	8,311
Cathay General Bancorp	471	8,111
City National Corp.	165	8,788
Commerce Bancshares, Inc.	200	8,020
Cullen/Frost Bankers, Inc.	135	7,960
East West Bancorp, Inc.	349	7,947
First Niagara Financial Group, Inc.	840	7,510
FirstMerit Corp.	478	8,030
Fulton Financial Corp.	795	8,340
Hancock Holding Co.	228	7,337
International Bancshares Corp.	403	7,951
Prosperity Bancshares, Inc.	177	8,257
Signature Bank*	128	8,408
SVB Financial Group*	126	8,075
Synovus Financial Corp.	3,971	8,339
TCF Financial Corp.	733	8,408
Trustmark Corp.	331	8,424
Valley National Bancorp	633	7,976
Webster Financial Corp.	354	8,046
Westamerica Bancorp	166	7,614

Total Commercial Banks		178,391

Commercial Services & Supplies - 2.5%
Brink’s Co. (The)	307	7,798
Clean Harbors, Inc.*	113	7,711
Copart, Inc.*	308	8,134
Corrections Corp. of America*	305	8,811
Deluxe Corp.	326	7,762
Herman Miller, Inc.	362	7,070
HNI Corp.	297	7,164
Mine Safety Appliances Co.	206	8,747
Rollins, Inc.	375	7,969
Waste Connections, Inc.	240	7,735

Total Commercial Services & Supplies		78,901

Communications Equipment - 1.3%
ADTRAN, Inc.	242	7,386
Ciena Corp.*	525	7,781
Plantronics, Inc.	209	8,009
Polycom, Inc.*	416	5,520
Riverbed Technology, Inc.*	289	5,702
Tellabs, Inc.	2,000	7,540

Total Communications Equipment		41,938

30	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM S&P MIDCAP 400 EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

Computers & Peripherals - 0.8%
Diebold, Inc.	202	$7,969
NCR Corp.*	367	8,624
QLogic Corp.*	447	7,711

Total Computers & Peripherals		24,304

Construction & Engineering - 1.2%
Aecom Technology Corp.*	347	7,658
Granite Construction, Inc.	272	7,573
KBR, Inc.	218	7,381
Shaw Group, Inc. (The)*	266	8,052
URS Corp.	181	7,477

Total Construction & Engineering		38,141

Construction Materials - 0.2%
Martin Marietta Materials, Inc.	90	7,459

Total Construction Materials		7,459

Containers & Packaging - 1.5%
AptarGroup, Inc.	147	8,013
Greif, Inc. — Class A	155	8,314
Packaging Corp. of America	260	7,590
Rock-Tenn Co. — Class A	109	6,794
Silgan Holdings, Inc.	182	7,984
Sonoco Products Co.	229	7,587

Total Containers & Packaging		46,282

Distributors - 0.3%
LKQ Corp.*	250	8,362

Total Distributors		8,362

Diversified Consumer Services - 1.5%
ITT Educational Services, Inc.*	123	8,121
Matthews International Corp. — Class A	248	7,440
Regis Corp.	439	8,056
Service Corp. International	702	8,129
Sotheby’s	204	8,021
Strayer Education, Inc.	80	7,894

Total Diversified Consumer Services		47,661

Diversified Financial Services - 0.5%
CBOE Holdings, Inc.	287	7,588
MSCI, Inc. — Class A*	215	7,867

Total Diversified Financial Services		15,455

Diversified Telecommunication Services - 0.2%
tw telecom, Inc.*	359	7,819

Total Diversified Telecommunication Services		7,819

Electric Utilities - 2.0%
Cleco Corp.	201	8,201
Great Plains Energy, Inc.	395	8,066
Hawaiian Electric Industries, Inc.	310	8,227
IDACORP, Inc.	191	7,781
NV Energy, Inc.	498	8,292
OGE Energy Corp.	149	8,040

	SHARES	MARKET VALUE

PNM Resources, Inc.	422	$7,917
Westar Energy, Inc.	283	8,119

Total Electric Utilities		64,643

Electrical Equipment - 1.5%
Acuity Brands, Inc.	125	6,946
AMETEK, Inc.	163	8,204
General Cable Corp.*	261	7,684
Hubbell, Inc. — Class B	101	8,104
Regal-Beloit Corp.	118	7,982
Thomas & Betts Corp.*	109	7,838

Total Electrical Equipment		46,758

Electronic Equipment, Instruments & Components - 2.0%
Arrow Electronics, Inc.*	191	8,031
Avnet, Inc.*	221	7,974
Ingram Micro, Inc. — Class A*	410	7,978
Itron, Inc.*	170	6,936
National Instruments Corp.	288	7,834
Tech Data Corp.*	144	7,746
Trimble Navigation, Ltd.*	155	8,392
Vishay Intertechnology, Inc.*	676	7,585

Total Electronic Equipment, Instruments & Components		62,476

Energy Equipment & Services - 2.6%
Atwood Oceanics, Inc.*	166	7,359
CARBO Ceramics, Inc.	80	6,727
Dresser-Rand Group, Inc.*	152	7,399
Dril-Quip, Inc.*	115	7,750
Helix Energy Solutions Group, Inc.*	425	8,674
Oceaneering International, Inc.	143	7,383
Oil States International, Inc.*	94	7,481
Patterson-UTI Energy, Inc.	416	6,727
Superior Energy Services, Inc.*	264	7,107
Tidewater, Inc.	134	7,374
Unit Corp.*	166	7,013

Total Energy Equipment & Services		80,994

Food & Staples Retailing - 0.5%
Harris Teeter Supermarkets, Inc.	191	7,252
SUPERVALU, Inc.	1,305	7,752

Total Food & Staples Retailing		15,004

Food Products - 2.0%
Corn Products International, Inc.	137	7,817
Flowers Foods, Inc.	401	8,602
Green Mountain Coffee Roasters, Inc.*	150	7,313
Lancaster Colony Corp.	120	7,825
Post Holdings, Inc.*	256	7,616
Ralcorp Holdings, Inc.*	106	7,718
Smithfield Foods, Inc.*	344	7,210
Tootsie Roll Industries, Inc.	347	8,262

Total Food Products		62,363

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	31

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM S&P MIDCAP 400 EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

Gas Utilities - 1.2%
Atmos Energy Corp.	253	$8,243
National Fuel Gas Co.	154	7,287
Questar Corp.	399	7,880
UGI Corp.	281	8,200
WGL Holdings, Inc.	191	7,661

Total Gas Utilities		39,271

Health Care Equipment & Supplies - 2.6%
Cooper Cos., Inc. (The)	96	8,464
Gen-Probe, Inc.*	117	9,541
Hill-Rom Holdings, Inc.	226	7,334
Hologic, Inc.*	374	7,151
IDEXX Laboratories, Inc.*	92	8,090
Masimo Corp.*	354	7,834
ResMed, Inc.*	262	8,911
STERIS Corp.	251	7,884
Teleflex, Inc.	132	8,272
Thoratec Corp.*	231	8,041

Total Health Care Equipment & Supplies		81,522

Health Care Providers & Services - 3.7%
AMERIGROUP Corp.*	119	7,349
Catalyst Health Solutions, Inc.*	124	10,710
Community Health Systems, Inc.*	329	8,008
Health Management Associates, Inc. — Class A*	1,167	8,402
Health Net, Inc.*	202	7,193
Henry Schein, Inc.*	106	8,135
HMS Holdings Corp.*	251	6,039
LifePoint Hospitals, Inc.*	202	7,882
Lincare Holdings, Inc.	294	7,174
Mednax, Inc.*	107	7,516
Omnicare, Inc.	232	8,083
Owens & Minor, Inc.	260	7,602
Universal Health Services, Inc. — Class B	180	7,688
VCA Antech, Inc.*	353	8,352
WellCare Health Plans, Inc.*	116	7,097

Total Health Care Providers & Services		117,230

Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc.*	423	4,687

Total Health Care Technology		4,687

Hotels, Restaurants & Leisure - 2.5%
Bally Technologies, Inc.*	173	8,399
Bob Evans Farms, Inc.	207	7,916
Brinker International, Inc.	273	8,592
Cheesecake Factory, Inc. (The)*	256	8,064
International Speedway Corp. — Class A	306	8,167
Life Time Fitness, Inc.*	162	7,543
Panera Bread Co. — Class A*	49	7,738
Scientific Games Corp. — Class A*	733	7,447
Wendy’s Co. (The)	1,607	7,826
WMS Industries, Inc.*	357	8,750

Total Hotels, Restaurants & Leisure		80,442

	SHARES	MARKET VALUE

Household Durables - 1.5%
KB Home	665	$5,772
MDC Holdings, Inc.	313	8,798
Mohawk Industries, Inc.*	124	8,311
NVR, Inc.*	11	8,623
Toll Brothers, Inc.*	327	8,306
Tupperware Brands Corp.	123	7,662

Total Household Durables		47,472

Household Products - 0.5%
Church & Dwight Co., Inc.	162	8,230
Energizer Holdings, Inc.*	103	7,347

Total Household Products		15,577

Industrial Conglomerates - 0.3%
Carlisle Cos., Inc.	161	8,865

Total Industrial Conglomerates		8,865

Insurance - 4.4%
Alleghany Corp.*	24	8,230
American Financial Group, Inc.	209	8,134
Arthur J. Gallagher & Co.	224	8,413
Aspen Insurance Holdings Ltd.	290	8,213
Brown & Brown, Inc.	330	8,900
Everest Re Group Ltd.	86	8,523
Fidelity National Financial, Inc. — Class A	443	8,537
First American Financial Corp.	487	8,157
Hanover Insurance Group, Inc. (The)	195	7,870
HCC Insurance Holdings, Inc.	254	8,118
Kemper Corp.	269	8,067
Mercury General Corp.	178	8,044
Old Republic International Corp.	717	7,134
Protective Life Corp.	278	8,134
Reinsurance Group of America, Inc.	140	8,140
StanCorp Financial Group, Inc.	197	7,561
W.R. Berkley Corp.	222	8,360

Total Insurance		138,535

Internet & Catalog Retail - 0.3%
HSN, Inc.	208	8,050

Total Internet & Catalog Retail		8,050

Internet Software & Services - 1.4%
AOL, Inc.*	444	11,118
Equinix, Inc.*	57	9,359
Monster Worldwide, Inc.*	863	7,448
Rackspace Hosting, Inc.*	147	8,539
ValueClick, Inc.*	379	8,027

Total Internet Software & Services		44,491

IT Services - 3.5%
Acxiom Corp.*	547	7,510
Alliance Data Systems Corp.*	64	8,223
Broadridge Financial Solutions, Inc.	323	7,497
Convergys Corp.*	628	8,396
CoreLogic, Inc.*	493	8,233
DST Systems, Inc.	145	8,117

32	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM S&P MIDCAP 400 EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

Gartner, Inc.*	192	$8,410
Global Payments, Inc.	151	7,011
Jack Henry & Associates, Inc.	233	7,913
Lender Processing Services, Inc.	332	8,815
Mantech International Corp. — Class A	228	7,164
NeuStar, Inc. — Class A*	227	8,251
VeriFone Systems, Inc.*	155	7,384
Wright Express Corp.*	117	7,467

Total IT Services		110,391

Leisure Equipment & Products - 0.3%
Polaris Industries, Inc.	117	9,294

Total Leisure Equipment & Products		9,294

Life Sciences Tools & Services - 1.2%
Bio-Rad Laboratories, Inc. — Class A*	76	8,207
Charles River Laboratories International, Inc.*	213	7,568
Covance, Inc.*	161	7,529
Mettler-Toledo International, Inc.*	44	7,890
Techne Corp.	111	7,430

Total Life Sciences Tools & Services		38,624

Machinery - 5.2%
AGCO Corp.*	160	7,451
CLARCOR, Inc.	154	7,395
Crane Co.	164	7,237
Donaldson Co., Inc.	216	7,487
Gardner Denver, Inc.	113	7,361
Graco, Inc.	154	8,210
Harsco Corp.	355	7,916
IDEX Corp.	189	8,186
ITT Corp.	344	7,726
Kennametal, Inc.	174	7,348
Lincoln Electric Holdings, Inc.	168	8,234
Nordson Corp.	143	7,708
Oshkosh Corp.*	344	7,854
Pentair, Inc.	203	8,798
SPX Corp.	104	7,985
Terex Corp.*	331	7,494
Timken Co.	150	8,476
Trinity Industries, Inc.	232	6,867
Valmont Industries, Inc.	69	8,551
Wabtec Corp.	104	8,089
Woodward, Inc.	185	7,694

Total Machinery		164,067

Marine - 0.5%
Alexander & Baldwin, Inc.	169	8,646
Kirby Corp.*	114	7,566

Total Marine		16,212

Media - 2.1%
AMC Networks, Inc. — Class A*	172	7,310
Cinemark Holdings, Inc.	344	7,898
DreamWorks Animation SKG, Inc. — Class A*	457	8,231

	SHARES	MARKET VALUE

John Wiley & Sons, Inc. — Class A	166	$7,501
Lamar Advertising Co. — Class A*	251	7,987
Meredith Corp.	237	6,833
New York Times Co.(The) — Class A*	1,180	7,446
Scholastic Corp.	251	7,668
Valassis Communications, Inc.*	335	6,700

Total Media		67,574

Metals & Mining - 1.5%
Carpenter Technology Corp.	153	8,516
Commercial Metals Co.	585	8,646
Compass Minerals International, Inc.	109	8,341
Reliance Steel & Aluminum Co.	146	8,160
Steel Dynamics, Inc.	548	6,998
Worthington Industries, Inc.	444	7,921

Total Metals & Mining		48,582

Multi-Utilities - 1.0%
Alliant Energy Corp.	181	8,188
Black Hills Corp.	233	7,691
MDU Resources Group, Inc.	356	8,167
Vectren Corp.	269	7,922

Total Multi-Utilities		31,968

Multiline Retail - 0.2%
Saks, Inc.*	673	7,376

Total Multiline Retail		7,376

Office Electronics - 0.2%
Zebra Technologies Corp. — Class A*	200	7,758

Total Office Electronics		7,758

Oil, Gas & Consumable Fuels - 2.7%
Arch Coal, Inc.	651	6,354
Bill Barrett Corp.*	270	6,475
Cimarex Energy Co.	95	6,565
Energen Corp.	150	7,857
Forest Oil Corp.*	620	8,258
HollyFrontier Corp.	219	6,750
Northern Oil and Gas, Inc.*	337	6,548
Patriot Coal Corp.*	1,203	7,013
Plains Exploration & Production Co.*	173	7,067
Quicksilver Resources, Inc.*	1,444	6,787
SM Energy Co.	100	6,611
World Fuel Services Corp.	187	8,239

Total Oil, Gas & Consumable Fuels		84,524

Paper & Forest Products - 0.5%
Domtar Corp.	80	6,998
Louisiana-Pacific Corp.*	911	8,245

Total Paper & Forest Products		15,243

Pharmaceuticals - 0.5%
Endo Pharmaceuticals Holdings, Inc.*	211	7,414
Medicis Pharmaceutical Corp. — Class A	214	8,233

Total Pharmaceuticals		15,647

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	33

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM S&P MIDCAP 400 EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

Professional Services - 1.2%
Corporate Executive Board Co. (The)	186	$7,695
FTI Consulting, Inc.*	204	7,413
Korn/Ferry International*	504	8,139
Manpower, Inc.	178	7,583
Towers Watson & Co. — Class A	122	7,979

Total Professional Services		38,809

Real Estate Investment Trusts (REITs) - 7.1%
Alexandria Real Estate Equities, Inc.	110	8,241
American Campus Communities, Inc.	184	8,179
BioMed Realty Trust, Inc.	427	8,463
BRE Properties, Inc.	158	8,295
Camden Property Trust	124	8,391
Corporate Office Properties Trust	332	7,819
Duke Realty Corp.	567	8,403
Equity One, Inc.	418	8,686
Essex Property Trust, Inc.	54	8,530
Federal Realty Investment Trust	82	8,254
Highwoods Properties, Inc.	251	8,717
Home Properties, Inc.	133	8,120
Hospitality Properties Trust	313	8,633
Liberty Property Trust	233	8,493
Macerich Co. (The)	144	8,866
Mack-Cali Realty Corp.	279	8,013
National Retail Properties, Inc.	298	8,159
Omega Healthcare Investors, Inc.	382	8,179
Potlatch Corp.	253	7,919
Rayonier, Inc.	175	7,936
Realty Income Corp.	213	8,379
Regency Centers Corp.	188	8,453
Senior Housing Properties Trust	367	8,103
SL Green Realty Corp.	102	8,409
Taubman Centers, Inc.	113	8,721
UDR, Inc.	307	8,083
Weingarten Realty Investors	317	8,420

Total Real Estate Investment Trusts (REITs)		224,864

Real Estate Management & Development - 0.2%
Jones Lang LaSalle, Inc.	95	7,594

Total Real Estate Management & Development		7,594

Road & Rail - 1.3%
Con-way, Inc.	250	8,125
JB Hunt Transport Services, Inc.	151	8,355
Kansas City Southern	114	8,780
Landstar System, Inc.	140	7,500
Werner Enterprises, Inc.	311	7,346

Total Road & Rail		40,106

Semiconductors & Semiconductor Equipment - 3.1%
Atmel Corp.*	786	6,972
Cree, Inc.*	264	8,158
Cypress Semiconductor Corp.*	493	7,641
Fairchild Semiconductor International, Inc.*	581	8,233

	SHARES	MARKET VALUE

Integrated Device Technology, Inc.*	1,151	$7,792
International Rectifier Corp.*	368	8,033
Intersil Corp. — Class A	700	7,189
Lam Research Corp.*	187	7,789
MEMC Electronic Materials, Inc.*	2,031	7,291
RF Micro Devices, Inc.*	1,690	7,318
Semtech Corp.*	290	7,905
Silicon Laboratories, Inc.*	188	6,672
Skyworks Solutions, Inc.*	292	7,925

Total Semiconductors & Semiconductor Equipment		98,918

Software - 4.2%
ACI Worldwide, Inc.*	201	8,012
Advent Software, Inc.*	310	8,367
ANSYS, Inc.*	124	8,317
Cadence Design Systems, Inc.*	655	7,644
Compuware Corp.*	840	7,325
Concur Technologies, Inc.*	130	7,353
Factset Research Systems, Inc.	87	9,123
Fair Isaac Corp.	188	8,065
Informatica Corp.*	159	7,317
Mentor Graphics Corp.*	519	7,499
MICROS Systems, Inc.*	146	8,297
Parametric Technology Corp.*	288	6,215
Quest Software, Inc.*	327	7,609
Rovi Corp.*	230	6,578
Solera Holdings, Inc.	168	7,550
Synopsys, Inc.*	261	7,833
TIBCO Software, Inc.*	261	8,587

Total Software		131,691

Specialty Retail - 4.9%
Aaron’s, Inc.	299	8,124
Advance Auto Parts, Inc.	90	8,262
Aeropostale, Inc.*	402	8,916
American Eagle Outfitters, Inc.	488	8,789
ANN, Inc.*	287	7,947
Ascena Retail Group, Inc.*	370	7,578
Barnes & Noble, Inc.*	587	12,180
Chico’s FAS, Inc.	510	7,834
Collective Brands, Inc.*	432	8,973
Dick’s Sporting Goods, Inc.	166	8,400
Foot Locker, Inc.	260	7,953
Guess?, Inc.	219	6,412
Office Depot, Inc.*	2,412	7,332
PetSmart, Inc.	135	7,865
RadioShack Corp.	1,122	5,812
Rent-A-Center, Inc.	226	7,731
Signet Jewelers Ltd.	161	7,852
Tractor Supply Co.	90	8,857
Williams-Sonoma, Inc.	217	8,396

Total Specialty Retail		155,213

34	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	April 30, 2012

GUGGENHEIM S&P MIDCAP 400 EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

Textiles, Apparel & Luxury Goods - 1.4%
Carter’s, Inc.*	161	$8,742
Deckers Outdoor Corp.*	115	5,866
Hanesbrands, Inc.*	275	7,761
PVH Corp.	90	7,992
Under Armour, Inc. — Class A*	83	8,128
Warnaco Group, Inc. (The)*	135	7,150

Total Textiles, Apparel & Luxury Goods		45,639

Thrifts & Mortgage Finance - 0.8%
Astoria Financial Corp.	868	8,411
New York Community Bancorp, Inc.	605	8,161
Washington Federal, Inc.	481	8,437

Total Thrifts & Mortgage Finance		25,009

Tobacco - 0.2%
Universal Corp.	169	7,745

Total Tobacco		7,745

Trading Companies & Distributors - 1.0%
GATX Corp.	180	7,717
MSC Industrial Direct Co. — Class A	96	7,076
United Rentals, Inc.*	183	8,542
Watsco, Inc.	111	7,987

Total Trading Companies & Distributors		31,322

Water Utilities - 0.3%
Aqua America, Inc.	354	8,039

Total Water Utilities		8,039

Wireless Telecommunication Services - 0.2%
Telephone & Data Systems, Inc.	320	7,773

Total Wireless Telecommunication Services		7,773

Total Common Stocks (Cost $3,100,679)		3,156,799

SHORT TERM INVESTMENTS - 0.2%
SSgA Government Money Market Fund	6,774	6,774

Total Short Term Investments (Cost $6,774)		6,774

Total Investments - 100.0%[a] (Cost $3,107,453)		3,163,573

Other Assets and Liabilities, net - 0.0%[b]		797

Net Assets - 100.0%		$3,164,370

*	Non-Income Producing Security.
[a]	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.
[b]	Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	35

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2012

GUGGENHEIM S&P SMALLCAP 600 EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

COMMON STOCKS - 99.9%
Aerospace & Defense - 1.7%
AAR Corp.	474	$7,323
Aerovironment, Inc.*	398	9,679
American Science & Engineering, Inc.	150	9,796
Ceradyne, Inc.	353	8,938
Cubic Corp.	220	10,171
Curtiss-Wright Corp.	278	9,811
GenCorp, Inc.*	1,693	11,631
Moog, Inc. — Class A*	249	10,525
National Presto Industries, Inc.	130	9,584
Orbital Sciences Corp.*	750	9,420
Teledyne Technologies, Inc.*	177	11,438

Total Aerospace & Defense		108,316

Air Freight & Logistics - 0.3%
Forward Air Corp.	305	10,303
HUB Group, Inc. — Class A*	293	10,255

Total Air Freight & Logistics		20,558

Airlines - 0.3%
Allegiant Travel Co.*	209	12,281
SkyWest, Inc.	927	8,333

Total Airlines		20,614

Auto Components - 0.6%
Drew Industries, Inc.*	382	11,376
Spartan Motors, Inc.	1,904	8,282
Standard Motor Products, Inc.	503	7,580
Superior Industries International, Inc.	568	9,719

Total Auto Components		36,957

Automobiles - 0.2%
Winnebago Industries, Inc.*	1,214	11,836

Total Automobiles		11,836

Beverages - 0.2%
Boston Beer Co., Inc. — Class A*	102	10,539

Total Beverages		10,539

Biotechnology - 1.1%
ArQule, Inc.*	1,429	10,074
Cubist Pharmaceuticals, Inc.*	241	10,190
Emergent Biosolutions, Inc.*	651	9,153
Momenta Pharmaceuticals, Inc.*	691	10,973
Savient Pharmaceuticals, Inc.*	5,233	12,402
Spectrum Pharmaceuticals, Inc.*	1,322	14,053

Total Biotechnology		66,845

Building Products - 1.6%
AAON, Inc.	564	11,505
AO Smith Corp.	233	11,091
Apogee Enterprises, Inc.	799	12,273
Gibraltar Industries, Inc.*	720	9,734
Griffon Corp.	1,015	10,059
NCI Building Systems, Inc.*	866	10,383
Quanex Building Products Corp.	635	11,703
Simpson Manufacturing Co., Inc.	334	10,364
Universal Forest Products, Inc.	322	12,043

Total Building Products		99,155

	SHARES	MARKET VALUE

Capital Markets - 1.3%
Calamos Asset Management, Inc. — Class A	819	$10,581
Financial Engines, Inc.*	474	10,826
Investment Technology Group, Inc.*	938	9,568
Piper Jaffray Cos.*	415	10,064
Prospect Capital Corp.	993	10,844
Stifel Financial Corp.*	287	10,452
SWS Group, Inc.	2,026	11,427
Virtus Investment Partners, Inc.*	130	10,972

Total Capital Markets		84,734

Chemicals - 2.7%
A. Schulman, Inc.	405	9,967
American Vanguard Corp.	530	13,250
Balchem Corp.	366	10,577
Calgon Carbon Corp.*	701	9,702
H.B. Fuller Co.	338	11,120
Hawkins, Inc.	288	10,002
Innophos Holdings, Inc.	212	10,424
Koppers Holdings, Inc.	286	11,120
Kraton Performance Polymers, Inc.*	371	9,646
LSB Industries, Inc.*	264	8,955
OM Group, Inc.*	418	10,082
PolyOne Corp.	787	10,908
Quaker Chemical Corp.	288	12,499
Stepan Co.	123	11,176
Tredegar Corp.	528	9,161
Zep, Inc.	694	9,890

Total Chemicals		168,479

Commercial Banks - 6.0%
Bank of the Ozarks, Inc.	341	10,537
BBCN Bancorp, Inc.*	1,011	11,101
Boston Private Financial Holdings, Inc.	1,081	10,075
City Holding Co.	301	10,038
Columbia Banking System, Inc.	487	9,979
Community Bank System, Inc.	382	10,742
CVB Financial Corp.	948	10,968
First BanCorp*	2,677	11,404
First Commonwealth Financial Corp.	1,677	10,783
First Financial Bancorp	610	10,254
First Financial Bankshares, Inc.	305	10,321
First Midwest Bancorp, Inc.	899	9,574
FNB Corp.	884	10,033
Glacier Bancorp, Inc.	733	10,922
Hanmi Financial Corp.*	1,144	11,932
Home Bancshares, Inc.	410	11,947
Independent Bank Corp.	380	10,667
National Penn Bancshares, Inc.	1,208	11,138
NBT Bancorp, Inc.	483	9,926
Old National Bancorp	860	11,025
PacWest Bancorp	461	10,981
Pinnacle Financial Partners, Inc.*	601	10,998
PrivateBancorp, Inc.	722	11,357
S&T Bancorp, Inc.	486	9,098

36	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM S&P SMALLCAP 600 EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

Simmons First National Corp. — Class A	400	$9,736
Sterling Bancorp	1,122	10,670
Susquehanna Bancshares, Inc.	1,127	11,687
Texas Capital Bancshares, Inc.*	301	11,351
Tompkins Financial Corp.	259	9,803
UMB Financial Corp.	241	11,580
Umpqua Holdings Corp.	858	11,360
United Bankshares, Inc.	350	9,251
United Community Banks, Inc.*	1,147	10,793
Wilshire Bancorp, Inc.*	2,299	12,323
Wintrust Financial Corp.	305	11,020

Total Commercial Banks		375,374

Commercial Services & Supplies - 2.3%
ABM Industries, Inc.	449	10,453
Consolidated Graphics, Inc.*	218	8,718
Encore Capital Group, Inc.*	466	11,044
G&K Services, Inc. — Class A	313	10,285
Geo Group, Inc. (The)*	596	12,343
Healthcare Services Group, Inc.	505	10,716
Interface, Inc. — Class A	838	11,866
Mobile Mini, Inc.*	476	8,977
Portfolio Recovery Associates, Inc.*	153	10,530
SYKES Enterprises, Inc.*	697	11,047
Tetra Tech, Inc.*	427	11,401
Unifirst Corp.	175	10,633
United Stationers, Inc.	353	10,011
Viad Corp.	557	10,071

Total Commercial Services & Supplies		148,095

Communications Equipment - 1.8%
Arris Group, Inc.*	923	11,934
Bel Fuse, Inc. — Class B	586	10,425
Black Box Corp.	393	8,886
Comtech Telecommunications Corp.	317	9,802
Digi International, Inc.*	975	9,048
Harmonic, Inc.*	1,789	8,444
Netgear, Inc.*	269	10,357
Oplink Communications, Inc.*	631	9,995
PC-Tel, Inc.	1,512	10,327
Symmetricom, Inc.*	1,818	10,108
ViaSat, Inc.*	231	11,157

Total Communications Equipment		110,483

Computers & Peripherals - 1.3%
3D Systems Corp.*	435	12,828
Avid Technology, Inc.*	950	8,256
Intermec, Inc.*	1,429	7,602
Intevac, Inc.*	1,381	11,131
Novatel Wireless, Inc.*	3,127	9,037
Stratasys, Inc.*	291	14,902
Super Micro Computer, Inc.*	613	10,819
Synaptics, Inc.*	281	8,630

Total Computers & Peripherals		83,205

	SHARES	MARKET VALUE

Construction & Engineering - 0.8%
Aegion Corp.*	551	$10,056
Comfort Systems USA, Inc.	1,007	10,654
Dycom Industries, Inc.*	462	10,806
EMCOR Group, Inc.	378	11,083
Orion Marine Group, Inc.*	1,387	9,598

Total Construction & Engineering		52,197

Construction Materials - 0.5%
Eagle Materials, Inc.	320	11,270
Headwaters, Inc.*	3,081	13,372
Texas Industries, Inc.	295	9,915

Total Construction Materials		34,557

Consumer Finance - 0.6%
Cash America International, Inc.	222	10,378
EZCORP, Inc. — Class A*	332	8,894
First Cash Financial Services, Inc.*	229	9,380
World Acceptance Corp.*	160	10,642

Total Consumer Finance		39,294

Containers & Packaging - 0.2%
Myers Industries, Inc.	752	12,430

Total Containers & Packaging		12,430

Distributors - 0.3%
Pool Corp.	291	10,741
VOXX International Corp.*	802	10,177

Total Distributors		20,918

Diversified Consumer Services - 1.2%
American Public Education, Inc.*	267	9,270
Capella Education Co.*	268	8,766
Career Education Corp.*	1,289	9,191
Coinstar, Inc.*	170	10,674
Corinthian Colleges, Inc.*	2,394	9,193
Hillenbrand, Inc.	449	9,402
Lincoln Educational Services Corp.	1,325	9,726
Universal Technical Institute, Inc.	776	9,312

Total Diversified Consumer Services		75,534

Diversified Financial Services - 0.1%
Interactive Brokers Group, Inc. — Class A	629	9,542

Total Diversified Financial Services		9,542

Diversified Telecommunication Services - 0.9%
Atlantic Tele-Network, Inc.	287	9,775
Cbeyond, Inc.*	1,358	8,732
Cincinnati Bell, Inc.*	2,584	9,819
General Communication, Inc. — Class A*	1,016	7,722
Lumos Networks Corp.	885	8,000
Neutral Tandem, Inc.*	932	10,830

Total Diversified Telecommunication Services		54,878

Electric Utilities - 0.8%
Allete, Inc.	249	10,262
Central Vermont Public Service Corp.	295	10,399

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	37

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM S&P SMALLCAP 600 EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

El Paso Electric Co.	322	$9,866
UIL Holdings Corp.	298	10,242
Unisource Energy Corp.	278	10,119

Total Electric Utilities		50,888

Electrical Equipment - 1.4%
AZZ, Inc.	204	10,549
Belden, Inc.	270	9,391
Brady Corp. — Class A	318	9,867
Encore Wire Corp.	351	8,947
EnerSys*	301	10,520
Franklin Electric Co., Inc.	204	10,231
II-VI, Inc.*	452	9,225
Powell Industries, Inc.*	310	10,109
Vicor Corp.	1,300	9,061

Total Electrical Equipment		87,900

Electronic Equipment, Instruments & Components - 4.9%
Agilysys, Inc.*	1,265	11,081
Anixter International, Inc.*	147	10,081
Badger Meter, Inc.	325	12,006
Benchmark Electronics, Inc.*	624	9,909
Brightpoint, Inc.*	1,258	7,699
Checkpoint Systems, Inc.*	940	10,302
Cognex Corp.	246	9,902
CTS Corp.	1,088	11,674
Daktronics, Inc.	1,203	9,792
DTS, Inc.*	377	11,762
Electro Scientific Industries, Inc.	731	10,424
FARO Technologies, Inc.*	194	10,860
FEI Co.*	231	11,589
Insight Enterprises, Inc.*	495	10,054
Littelfuse, Inc.	189	11,845
Measurement Specialties, Inc.*	317	11,326
Mercury Computer Systems, Inc.*	755	9,966
Methode Electronics, Inc.	1,161	9,810
MTS Systems Corp.	210	10,074
Newport Corp.*	602	10,276
OSI Systems, Inc.*	171	11,433
Park Electrochemical Corp.	361	10,415
Plexus Corp.*	297	9,614
Pulse Electronics Corp.	3,871	7,936
Radisys Corp.*	1,398	8,877
Rofin-Sinar Technologies, Inc.*	419	10,559
Rogers Corp.*	278	10,645
Scansource, Inc.*	281	9,262
SYNNEX Corp.*	250	9,523
TTM Technologies, Inc.*	876	9,049

Total Electronic Equipment, Instruments & Components		307,745

Energy Equipment & Services - 1.9%
Basic Energy Services, Inc.*	563	8,107
Bristow Group, Inc.	221	10,796
Exterran Holdings, Inc.*	748	10,106
Gulf Island Fabrication, Inc.	353	9,891

	SHARES	MARKET VALUE

Hornbeck Offshore Services, Inc.*	246	$10,241
ION Geophysical Corp.*	1,564	9,744
Lufkin Industries, Inc.	135	10,373
Matrix Service Co.*	773	10,551
OYO Geospace Corp.*	95	10,946
Pioneer Drilling Co.*	1,081	8,518
SEACOR Holdings, Inc.*	108	10,036
Tetra Technologies, Inc.*	1,084	9,442

Total Energy Equipment & Services		118,751

Food & Staples Retailing - 0.9%
Andersons, Inc. (The)	233	11,743
Casey’s General Stores, Inc.	199	11,214
Nash Finch Co.	371	9,312
Spartan Stores, Inc.	579	10,555
United Natural Foods, Inc.*	222	10,942

Total Food & Staples Retailing		53,766

Food Products - 1.8%
B&G Foods, Inc.	459	10,208
Cal-Maine Foods, Inc.	254	9,152
Calavo Growers, Inc.	384	11,013
Darling International, Inc.*	606	9,926
Diamond Foods, Inc.	433	9,050
Hain Celestial Group, Inc. (The)*	252	11,920
J&J Snack Foods Corp.	207	11,604
Sanderson Farms, Inc.	196	10,115
Seneca Foods Corp. — Class A*	433	10,085
Snyders-Lance, Inc.	458	11,853
TreeHouse Foods, Inc.*	182	10,467

Total Food Products		115,393

Gas Utilities - 1.0%
Laclede Group, Inc. (The)	254	10,002
New Jersey Resources Corp.	229	9,902
Northwest Natural Gas Co.	227	10,374
Piedmont Natural Gas Co., Inc.	322	9,815
South Jersey Industries, Inc.	202	9,948
Southwest Gas Corp.	241	10,127

Total Gas Utilities		60,168

Health Care Equipment & Supplies - 3.9%
Abaxis, Inc.*	380	13,536
Align Technology, Inc.*	392	12,430
Analogic Corp.	162	11,050
Cantel Medical Corp.	463	10,871
CONMED Corp.	350	10,007
CryoLife, Inc.*	1,939	10,257
Cyberonics, Inc.*	275	10,532
Greatbatch, Inc.*	436	10,154
Haemonetics Corp.*	156	11,165
ICU Medical, Inc.*	222	11,653
Integra LifeSciences Holdings Corp.*	304	11,318
Invacare Corp.	654	10,366
Kensey Nash Corp.	432	12,282
Meridian Bioscience, Inc.	581	11,940
Merit Medical Systems, Inc.*	827	10,933

38	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM S&P SMALLCAP 600 EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

Natus Medical, Inc.*	992	$12,142
Neogen Corp.*	300	11,697
NuVasive, Inc.*	670	11,102
Palomar Medical Technologies, Inc.*	1,066	9,274
SurModics, Inc.*	719	10,634
Symmetry Medical, Inc.*	1,573	11,184
West Pharmaceutical Services, Inc.	253	11,360

Total Health Care Equipment & Supplies		245,887

Health Care Providers & Services - 3.8%
Air Methods Corp.*	114	9,588
Almost Family, Inc.*	437	10,654
Amedisys, Inc.*	798	11,754
AMN Healthcare Services, Inc.*	2,018	13,541
Amsurg Corp.*	398	11,446
Bio-Reference Labs, Inc.*	451	9,615
Centene Corp.*	223	8,829
Chemed Corp.	170	10,258
CorVel Corp.*	234	10,177
Cross Country Healthcare, Inc.*	2,211	10,193
Ensign Group, Inc. (The)	381	10,176
Gentiva Health Services, Inc.*	1,488	12,321
Hanger Orthopedic Group, Inc.*	491	11,563
Healthways, Inc.*	1,335	8,904
IPC The Hospitalist Co., Inc.*	290	11,139
Kindred Healthcare, Inc.*	1,069	10,305
Landauer, Inc.	197	10,386
LHC Group, Inc.*	574	10,165
Magellan Health Services, Inc.*	220	9,742
Molina Healthcare, Inc.*	312	8,003
MWI Veterinary Supply, Inc.*	124	11,706
PharMerica Corp.*	824	9,781
PSS World Medical, Inc.*	420	10,051

Total Health Care Providers & Services		240,297

Health Care Technology - 0.6%
Computer Programs & Systems, Inc.	168	10,011
Medidata Solutions, Inc.*	419	10,856
Omnicell, Inc.*	704	10,046
Quality Systems, Inc.	240	8,976

Total Health Care Technology		39,889

Hotels, Restaurants & Leisure - 3.8%
Biglari Holdings, Inc.*	26	10,565
BJ’s Restaurants, Inc.*	208	8,984
Boyd Gaming Corp.*	1,325	10,189
Buffalo Wild Wings, Inc.*	117	9,810
CEC Entertainment, Inc.	278	10,625
Cracker Barrel Old Country Store, Inc.	186	10,699
DineEquity, Inc.*	202	9,813
Interval Leisure Group, Inc.	671	11,595
Jack in the Box, Inc.*	441	10,020
Marcus Corp.	865	10,821
Marriott Vacations Worldwide Corp.*	387	11,428
Monarch Casino & Resort, Inc.*	1,027	9,941

	SHARES	MARKET VALUE

Multimedia Games Holding Co., Inc.*	1,010	$11,474
P.F. Chang’s China Bistro, Inc.	261	10,359
Papa John’s International, Inc.*	279	11,238
Peet’s Coffee & Tea, Inc.*	154	11,830
Pinnacle Entertainment, Inc.*	930	10,323
Red Robin Gourmet Burgers, Inc.*	296	10,555
Ruby Tuesday, Inc.*	1,307	8,888
Ruth’s Hospitality Group, Inc*	1,552	10,740
Shuffle Master, Inc.*	620	10,955
Sonic Corp.*	1,429	10,317
Texas Roadhouse, Inc.	622	10,730

Total Hotels, Restaurants & Leisure		241,899

Household Durables - 1.8%
American Greetings Corp. — Class A	396	6,336
Blyth, Inc.	154	13,547
Ethan Allen Interiors, Inc.	419	9,721
Helen of Troy Ltd.*	307	10,622
iRobot Corp.*	392	9,255
La-Z-Boy, Inc.*	735	11,077
M/I Homes, Inc.*	804	10,693
Meritage Homes Corp.*	380	10,788
Ryland Group, Inc. (The)	545	12,268
Standard Pacific Corp.*	2,279	11,532
Universal Electronics, Inc.*	540	9,137

Total Household Durables		114,976

Household Products - 0.4%
Central Garden and Pet Co. — Class A*	1,143	12,219
WD-40 Co.	240	10,819

Total Household Products		23,038

Industrial Conglomerates - 0.2%
Standex International Corp.	272	11,984

Total Industrial Conglomerates		11,984

Insurance - 2.9%
AMERISAFE, Inc.*	439	11,730
Delphi Financial Group, Inc. — Class A	232	10,537
eHealth, Inc.*	649	11,500
Employers Holdings, Inc.	621	10,756
Horace Mann Educators Corp.	592	10,390
Infinity Property & Casualty Corp.	195	10,415
Meadowbrook Insurance Group, Inc.	1,116	9,854
National Financial Partners Corp.*	691	10,192
Navigators Group, Inc. (The)*	228	10,830
Presidential Life Corp.	975	11,291
ProAssurance Corp.	118	10,395
RLI Corp.	147	10,125
Safety Insurance Group, Inc.	248	9,883
Selective Insurance Group, Inc.	607	10,616
Stewart Information Services Corp.	785	11,555
Tower Group, Inc.	470	10,143
United Fire Group, Inc.	549	9,454

Total Insurance		179,666

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	39

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM S&P SMALLCAP 600 EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

Internet & Catalog Retail - 0.5%
Blue Nile, Inc.*	297	$8,993
Nutrisystem, Inc.	989	11,453
PetMed Express, Inc.	871	11,732

Total Internet & Catalog Retail		32,178

Internet Software & Services - 2.2%
comScore, Inc.*	468	9,323
DealerTrack Holdings, Inc.*	340	10,142
Digital River, Inc.*	610	11,474
InfoSpace, Inc.*	801	8,915
j2 Global, Inc.	345	8,911
Liquidity Services, Inc.*	234	12,479
LivePerson, Inc.*	640	10,163
LogMeIn, Inc.*	285	10,263
OpenTable, Inc.*	312	13,956
Perficient, Inc.*	840	10,088
Stamps.com, Inc.*	365	10,596
United Online, Inc.	2,152	10,201
XO Group, Inc.*	1,111	10,299

Total Internet Software & Services		136,810

IT Services - 1.9%
CACI International, Inc. — Class A*	171	10,453
Cardtronics, Inc.*	380	10,017
CIBER, Inc.*	2,356	9,801
CSG Systems International, Inc.*	651	9,374
Forrester Research, Inc.	318	11,273
Heartland Payment Systems, Inc.	360	10,969
Higher One Holdings, Inc.*	662	10,440
iGate Corp.*	600	11,676
MAXIMUS, Inc.	250	11,063
NCI, Inc. — Class A*	1,431	7,098
TeleTech Holdings, Inc.*	661	10,014
Virtusa Corp.*	679	10,246

Total IT Services		122,424

Leisure Equipment & Products - 0.9%
Arctic Cat, Inc.*	254	11,237
Brunswick Corp.	435	11,436
Callaway Golf Co.	1,488	9,121
Jakks Pacific, Inc.	651	12,415
Sturm Ruger & Co., Inc.	243	13,868

Total Leisure Equipment & Products		58,077

Life Sciences Tools & Services - 0.9%
Affymetrix, Inc.*	2,474	10,935
Cambrex Corp.*	1,514	9,811
Enzo Biochem, Inc.*	3,760	10,302
eResearchTechnology, Inc.*	1,538	12,150
PAREXEL International Corp.*	415	11,180

Total Life Sciences Tools & Services		54,378

Machinery - 3.1%
Actuant Corp. — Class A	369	10,063
Albany International Corp. — Class A	441	10,628
Astec Industries, Inc.*	281	8,793

	SHARES	MARKET VALUE

Barnes Group, Inc.	390	$10,296
Briggs & Stratton Corp.	610	11,041
Cascade Corp.	190	8,943
CIRCOR International, Inc.	318	9,896
EnPro Industries, Inc.*	283	11,719
ESCO Technologies, Inc.	301	10,354
Federal Signal Corp.*	2,351	12,131
John Bean Technologies Corp.	681	10,889
Kaydon Corp.	283	6,942
Lindsay Corp.	169	11,288
Lydall, Inc.*	1,139	12,016
Mueller Industries, Inc.	227	10,376
Robbins & Myers, Inc.	217	10,570
Tennant Co.	250	11,075
Toro Co. (The)	151	10,791
Watts Water Technologies, Inc. — Class A	261	9,610

Total Machinery		197,421

Media - 0.8%
Arbitron, Inc.	302	11,491
Digital Generation, Inc.*	980	9,094
E.W. Scripps Co. — Class A*	1,120	10,259
Harte-Hanks, Inc.	1,201	10,089
Live Nation Entertainment, Inc.*	1,109	10,048

Total Media		50,981

Metals & Mining - 1.7%
A.M. Castle & Co.*	996	13,337
AK Steel Holding Corp.	1,423	10,559
AMCOL International Corp.	368	12,129
Century Aluminum Co.*	1,142	10,506
Haynes International, Inc.	166	10,353
Kaiser Aluminum Corp.	216	11,355
Materion Corp.*	375	9,266
Olympic Steel, Inc.	442	9,340
RTI International Metals, Inc.*	458	11,244
SunCoke Energy, Inc.*	729	11,095

Total Metals & Mining		109,184

Multi-Utilities - 0.5%
Avista Corp.	406	10,735
CH Energy Group, Inc.	156	10,237
NorthWestern Corp.	293	10,407

Total Multi-Utilities		31,379

Multiline Retail - 0.4%
Fred’s, Inc. — Class A	757	10,840
Tuesday Morning Corp.*	3,010	12,161

Total Multiline Retail		23,001

Oil, Gas & Consumable Fuels - 2.0%
Approach Resources, Inc.*	294	10,549
Cloud Peak Energy, Inc.*	606	9,326
Comstock Resources, Inc.*	683	12,000
Contango Oil & Gas Co.*	174	9,441
GeoResources, Inc.*	308	11,615
Gulfport Energy Corp.*	314	8,230

40	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM S&P SMALLCAP 600 EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

Overseas Shipholding Group, Inc.	1,224	$14,321
Penn Virginia Corp.	2,174	11,131
Petroleum Development Corp.*	273	9,389
Petroquest Energy, Inc.*	1,682	10,159
Stone Energy Corp.*	328	9,200
Swift Energy Co.*	340	10,285

Total Oil, Gas & Consumable Fuels		125,646

Paper & Forest Products - 1.1%
Buckeye Technologies, Inc.	293	9,496
Clearwater Paper Corp.*	299	9,858
Deltic Timber Corp.	157	9,590
KapStone Paper and Packaging Corp.*	512	9,247
Neenah Paper, Inc.	347	9,910
Schweitzer-Mauduit International, Inc.	143	9,698
Wausau Paper Corp.	1,117	10,120

Total Paper & Forest Products		67,919

Personal Products - 0.5%
Inter Parfums, Inc.	634	9,985
Medifast, Inc.*	644	12,378
Prestige Brands Holdings, Inc.*	638	10,840

Total Personal Products		33,203

Pharmaceuticals - 1.2%
Akorn, Inc.*	874	10,602
Hi-Tech Pharmacal Co., Inc.*	274	8,930
Medicines Co. (The)*	501	11,067
Par Pharmaceutical Cos., Inc.*	282	11,940
Questcor Pharmaceuticals, Inc.*	291	13,066
Salix Pharmaceuticals Ltd.*	211	10,423
ViroPharma, Inc.*	351	7,634

Total Pharmaceuticals		73,662

Professional Services - 1.7%
CDI Corp.	614	10,892
Dolan Co. (The)*	1,113	8,915
Exponent, Inc.*	217	10,373
Heidrick & Struggles International, Inc.	498	9,711
Insperity, Inc.	354	9,654
Kelly Services, Inc. — Class A	702	9,821
Navigant Consulting, Inc.*	768	10,691
On Assignment, Inc.*	769	14,388
Resources Connection, Inc.	831	10,786
TrueBlue, Inc.*	597	10,304

Total Professional Services		105,535

Real Estate Investment Trusts (REITs) - 4.9%
Acadia Realty Trust	485	11,242
Cedar Reality Trust, Inc.	2,125	11,093
Colonial Properties Trust	493	11,029
Cousins Properties, Inc.	1,434	11,271
DiamondRock Hospitality Co.	1,071	11,385
EastGroup Properties, Inc.	211	10,613
Entertainment Properties Trust	229	10,990
Extra Space Storage, Inc.	395	11,988
Franklin Street Properties Corp.	1,005	10,120

	SHARES	MARKET VALUE

Getty Realty Corp.	662	$10,473
Healthcare Realty Trust, Inc.	504	10,826
Inland Real Estate Corp.	1,227	10,552
Kilroy Realty Corp.	234	11,103
Kite Realty Group Trust	2,091	10,685
LaSalle Hotel Properties	384	11,294
Lexington Realty Trust	1,173	10,440
LTC Properties, Inc.	341	11,349
Medical Properties Trust, Inc.	1,085	10,177
Mid-America Apartment Communities, Inc.	161	10,959
Parkway Properties, Inc.	1,081	10,691
Pennsylvania Real Estate Investment Trust	748	10,539
Post Properties, Inc.	234	11,396
PS Business Parks, Inc.	165	11,261
Saul Centers, Inc.	280	11,203
Sovran Self Storage, Inc.	219	11,541
Tanger Factory Outlet Centers	354	11,087
Universal Health Realty Income Trust	270	10,919
Urstadt Biddle Properties, Inc. — Class A	542	10,428

Total Real Estate Investment Trusts (REITs)		306,654

Real Estate Management & Development - 0.2%
Forestar Group, Inc.*	662	10,181

Total Real Estate Management & Development		10,181

Road & Rail - 0.6%
Arkansas Best Corp.	562	8,621
Heartland Express, Inc.	700	9,681
Knight Transportation, Inc.	581	9,540
Old Dominion Freight Line, Inc.*	221	9,828

Total Road & Rail		37,670

Semiconductors & Semiconductor Equipment - 5.6%
Advanced Energy Industries, Inc.*	849	10,137
ATMI, Inc.*	455	9,559
Brooks Automation, Inc.	852	10,019
Cabot Microelectronics Corp.	289	9,936
CEVA, Inc.*	441	9,742
Cirrus Logic, Inc.*	438	11,992
Cohu, Inc.	899	9,871
Cymer, Inc.*	219	11,353
Diodes, Inc.*	441	9,830
DSP Group, Inc.*	1,607	10,510
Entropic Communications, Inc.*	1,693	7,161
Exar Corp.*	1,429	11,318
GT Advanced Technologies, Inc.*	1,284	8,359
Hittite Microwave Corp.*	192	10,280
Kopin Corp.*	3,072	10,967
Kulicke & Soffa Industries, Inc.*	886	11,607
Micrel, Inc.	1,016	11,064
Microsemi Corp.*	500	10,760
MKS Instruments, Inc.	359	9,926
Monolithic Power Systems, Inc.*	576	11,935
Nanometrics, Inc.*	589	9,135

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	41

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM S&P SMALLCAP 600 EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

Pericom Semiconductor Corp.*	1,374	$10,800
Power Integrations, Inc.	274	10,379
Rubicon Technology, Inc.*	1,155	10,915
Rudolph Technologies, Inc.*	1,047	11,308
Sigma Designs, Inc.*	2,112	11,637
Standard Microsystems Corp.*	416	11,016
STR Holdings, Inc.*	1,653	6,314
Supertex, Inc.*	579	11,852
Tessera Technologies, Inc.*	662	10,354
TriQuint Semiconductor, Inc.*	1,661	8,106
Ultratech, Inc.*	374	11,945
Veeco Instruments, Inc.*	349	10,536
Volterra Semiconductor Corp.*	339	11,150

Total Semiconductors & Semiconductor Equipment		351,773

Software - 3.0%
Blackbaud, Inc.	324	10,038
Bottomline Technologies, Inc.*	361	8,494
CommVault Systems, Inc.*	202	10,518
Ebix, Inc.	466	9,530
EPIQ Systems, Inc.	886	10,065
Interactive Intelligence Group*	355	10,529
JDA Software Group, Inc.*	405	11,696
Manhattan Associates, Inc.*	212	10,632
MicroStrategy, Inc. — Class A*	79	11,043
Monotype Imaging Holdings, Inc.*	719	10,203
Netscout Systems, Inc.*	486	10,055
OPNET Technologies, Inc.	345	7,990
Progress Software Corp.*	444	10,274
Sourcefire, Inc.*	216	11,014
Synchronoss Technologies, Inc.*	331	10,360
Take-Two Interactive Software, Inc.*	658	9,278
Tyler Technologies, Inc.*	275	10,986
VASCO Data Security International, Inc.*	1,011	7,876
Websense, Inc.*	539	11,179

Total Software		191,760

Specialty Retail - 5.2%
Big 5 Sporting Goods Corp.	1,363	11,408
Brown Shoe Co., Inc.	1,121	10,212
Buckle, Inc. (The)	210	9,698
Cabela’s, Inc.*	301	11,381
Cato Corp. (The) — Class A	382	10,631
Children’s Place Retail Stores, Inc. (The)*	204	9,380
Christopher & Banks Corp.	4,983	9,318
Coldwater Creek, Inc.*	9,918	9,819
Finish Line, Inc. (The) — Class A	435	9,683
Genesco, Inc.*	139	10,425
Group 1 Automotive, Inc.	189	10,939
Haverty Furniture Cos., Inc.	922	11,064
Hibbett Sports, Inc.*	202	12,063
HOT Topic, Inc.	1,040	10,192
JOS A Bank Clothiers, Inc.*	197	9,367
Kirkland’s, Inc.*	614	8,989

	SHARES	MARKET VALUE

Lithia Motors, Inc. — Class A	414	$11,108
Lumber Liquidators Holdings, Inc.*	434	12,556
MarineMax, Inc.*	1,413	15,063
Men’s Wearhouse, Inc. (The)	267	9,890
Monro Muffler Brake, Inc.	234	9,655
OfficeMax, Inc.*	2,018	9,384
PEP Boys-Manny Moe & Jack	692	10,331
Rue21, Inc.*	380	11,533
Select Comfort Corp.*	324	9,357
Sonic Automotive, Inc. — Class A	569	9,571
Stage Stores, Inc.	656	10,017
Stein Mart, Inc.*	1,672	10,734
Vitamin Shoppe, Inc.*	240	11,297
Zale Corp.*	3,349	9,176
Zumiez, Inc.*	303	11,108

Total Specialty Retail		325,349

Textiles, Apparel & Luxury Goods - 2.3%
Crocs, Inc.*	558	11,272
Iconix Brand Group, Inc.*	618	9,480
K-Swiss, Inc. — Class A*	2,741	10,087
Liz Claiborne, Inc.*	876	11,738
Maidenform Brands, Inc.*	463	10,570
Movado Group, Inc.	480	13,608
Oxford Industries, Inc.	213	10,222
Perry Ellis International, Inc.*	586	10,964
Quiksilver, Inc.*	2,445	8,460
Skechers U.S.A., Inc. — Class A*	825	15,403
Steven Madden Ltd.*	239	10,327
True Religion Apparel, Inc.*	397	10,783
Wolverine World Wide, Inc.	271	11,368

Total Textiles, Apparel & Luxury Goods		144,282

Thrifts & Mortgage Finance - 1.4%
Bank Mutual Corp.	2,670	10,413
Brookline Bancorp, Inc.	1,142	10,255
Dime Community Bancshares, Inc.	735	10,187
Northwest Bancshares, Inc.	831	10,238
Oritani Financial Corp.	792	11,738
Provident Financial Services, Inc.	751	11,040
TrustCo Bank Corp. NY	1,943	10,628
ViewPoint Financial Group	676	10,755

Total Thrifts & Mortgage Finance		85,254

Tobacco - 0.2%
Alliance One International, Inc.*	3,027	10,716

Total Tobacco		10,716

Trading Companies & Distributors - 0.5%
Applied Industrial Technologies, Inc.	257	10,100
Kaman Corp.	312	10,727
Lawson Products, Inc.	647	9,420

Total Trading Companies & Distributors		30,247

Water Utilities - 0.2%
American States Water Co.	278	10,130

Total Water Utilities		10,130

42	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	April 30, 2012

GUGGENHEIM S&P SMALLCAP 600 EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

Wireless Telecommunication Services - 0.3%
NTELOS Holdings Corp.	480	$9,706
USA Mobility, Inc.	774	10,000

Total Wireless Telecommunication Services		19,706

Total Common Stocks (Cost $5,709,154)		6,282,307

SHORT TERM INVESTMENTS - 0.1%
SSgA Government Money Market Fund	8,132	8,132

Total Short Term Investments (Cost $8,132)		8,132

Total Investments - 100.0%[a] (Cost $5,717,286)		6,290,439

Other Assets and Liabilities, net - 0.0%[b]		(21)

Net Assets - 100.0%		$6,290,418

*	Non-Income Producing Security.
[a]	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.
[b]	Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	43

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2012

GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

COMMON STOCKS - 99.8%
Aerospace & Defense - 1.0%
Alliant Techsystems, Inc.	1,135	$60,496
BE Aerospace, Inc.*	1,211	56,953
Exelis, Inc.	4,582	52,830
Goodrich Corp.	461	57,837
Huntington Ingalls Industries, Inc.*	1,522	60,043
L-3 Communications Holdings, Inc.	809	59,494
Rockwell Collins, Inc.	984	54,996
Spirit Aerosystems Holdings, Inc. — Class A*	2,301	57,525
Textron, Inc.	2,077	55,331
TransDigm Group, Inc.*	496	62,556

Total Aerospace & Defense		578,061

Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	883	52,750
Expeditors International of Washington, Inc.	1,239	49,560
UTi Worldwide, Inc.	3,368	56,145

Total Air Freight & Logistics		158,455

Airlines - 0.4%
Copa Holdings SA — Class A	737	59,925
Delta Air Lines, Inc.*	5,881	64,456
Southwest Airlines Co.	7,010	58,043
United Continental Holdings, Inc.*	2,756	60,412

Total Airlines		242,836

Auto Components - 0.7%
Autoliv, Inc.	675	42,350
BorgWarner, Inc.*	527	41,654
Delphi Automotive PLC*	1,421	43,610
Federal-Mogul Corp.*	2,545	32,907
Gentex Corp.	1,829	40,183
Goodyear Tire & Rubber Co. (The)*	3,822	41,966
Lear Corp.	970	40,255
TRW Automotive Holdings Corp.*	980	44,796
Visteon Corp.*	843	42,293

Total Auto Components		370,014

Automobiles - 0.2%
Harley-Davidson, Inc.	910	47,620
Tesla Motors, Inc.*	1,195	39,591
Thor Industries, Inc.	1,395	47,193

Total Automobiles		134,404

Beverages - 2.4%
Beam, Inc.	3,299	187,317
Brown-Forman Corp. — Class B	2,297	198,346
Coca-Cola Enterprises, Inc.	6,781	204,243
Constellation Brands, Inc. — Class A*	8,090	174,744
Dr Pepper Snapple Group, Inc.	4,986	202,332
Molson Coors Brewing Co. — Class B	4,250	176,715
Monster Beverage Corp.*	3,107	201,831

Total Beverages		1,345,528

	SHARES	MARKET VALUE

Biotechnology - 1.7%
Alexion Pharmaceuticals, Inc.*	986	$89,056
Amylin Pharmaceuticals, Inc.*	5,976	154,838
BioMarin Pharmaceutical, Inc.*	2,626	91,122
Dendreon Corp.*	9,097	105,980
Human Genome Sciences, Inc.*	11,327	166,620
Myriad Genetics, Inc.*	3,929	102,193
Regeneron Pharmaceuticals, Inc.*	792	107,126
United Therapeutics Corp.*	1,884	82,425
Vertex Pharmaceuticals, Inc.*	2,246	86,426

Total Biotechnology		985,786

Building Products - 0.8%
Armstrong World Industries, Inc.	1,755	77,290
Fortune Brands Home & Security, Inc.*	2,094	47,618
Lennox International, Inc.	2,516	109,194
Masco Corp.	7,294	96,135
Owens Corning*	2,768	95,081

Total Building Products		425,318

Capital Markets - 1.3%
Affiliated Managers Group, Inc.*	335	38,063
American Capital Ltd.*	4,302	42,719
Ameriprise Financial, Inc.	655	35,507
Ares Capital Corp.	2,301	36,908
E*Trade Financial Corp.*	3,376	35,887
Eaton Vance Corp.	1,291	33,953
Federated Investors, Inc. — Class B	1,626	35,902
Greenhill & Co., Inc.	833	32,362
Invesco Ltd.	1,427	35,447
Janus Capital Group, Inc.	4,049	30,691
Jefferies Group, Inc.	1,977	31,493
Lazard Ltd. — Class A	1,292	35,543
Legg Mason, Inc.	1,299	33,865
LPL Investment Holdings, Inc.*	985	35,352
Northern Trust Corp.	796	37,882
Raymond James Financial, Inc.	1,011	37,023
SEI Investments Co.	1,785	36,039
T. Rowe Price Group, Inc.	583	36,796
TD Ameritrade Holding Corp.	1,877	35,269
Waddell & Reed Financial, Inc. — Class A	1,144	36,585

Total Capital Markets		713,286

Chemicals - 4.4%
Airgas, Inc.	1,126	103,187
Albemarle Corp.	1,559	101,803
Ashland, Inc.	1,611	106,117
Cabot Corp.	2,346	101,183
Celanese Corp. — Series A	2,231	108,114
CF Industries Holdings, Inc.	537	103,673
Cytec Industries, Inc.	1,621	103,047
Eastman Chemical Co.	1,938	104,594
Ecolab, Inc.	1,639	104,388
FMC Corp.	953	105,259

44	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

Huntsman Corp.	6,843	$96,897
International Flavors & Fragrances, Inc.	1,718	103,441
Intrepid Potash, Inc.*	4,060	100,891
Kronos Worldwide, Inc.	4,077	96,788
PPG Industries, Inc.	1,052	110,712
Rockwood Holdings, Inc.*	1,931	106,861
RPM International, Inc.	3,879	103,065
Scotts Miracle-Gro Co. (The) — Class A	1,842	96,521
Sherwin-Williams Co. (The)	919	110,537
Sigma-Aldrich Corp.	1,360	96,424
Solutia, Inc.	3,610	102,307
Valspar Corp.	2,040	104,346
Westlake Chemical Corp.	1,522	97,332
WR Grace & Co*	1,718	102,410

Total Chemicals		2,469,897

Commercial Banks - 1.7%
Associated Banc-Corp.	2,690	35,858
Bank of Hawaii Corp.	788	38,525
BOK Financial Corp.	668	38,096
CapitalSource, Inc.	5,539	35,727
CIT Group, Inc.*	914	34,595
City National Corp.	709	37,761
Comerica, Inc.	1,168	37,399
Commerce Bancshares, Inc.	937	37,574
Cullen/Frost Bankers, Inc.	646	38,088
East West Bancorp, Inc.	1,616	36,796
Fifth Third Bancorp	2,698	38,393
First Citizens BancShares, Inc. — Class A	206	35,700
First Horizon National Corp.	3,604	33,085
First Niagara Financial Group, Inc.	3,835	34,285
First Republic Bank/San Franciso*	1,143	37,753
Fulton Financial Corp.	3,601	37,774
Huntington Bancshares, Inc.	5,949	39,799
KeyCorp	4,518	36,325
M&T Bank Corp.	439	37,872
Popular, Inc.*	18,204	32,403
Regions Financial Corp.	5,741	38,694
SunTrust Banks, Inc.	1,581	38,387
Synovus Financial Corp.	17,988	37,775
TCF Financial Corp.	3,094	35,488
Valley National Bancorp	2,903	36,578
Zions Bancorp	1,744	35,560

Total Commercial Banks		956,290

Commercial Services & Supplies - 1.2%
Avery Dennison Corp.	1,900	60,762
Cintas Corp.	1,450	56,797
Copart, Inc.*	1,087	28,708
Corrections Corp. of America*	2,177	62,894
Covanta Holding Corp.	3,503	56,223
Iron Mountain, Inc.	1,980	60,133
KAR Auction Services, Inc.*	2,814	51,778
Pitney Bowes, Inc.	3,196	54,747

	SHARES	MARKET VALUE

R.R. Donnelley & Sons Co.	4,469	$55,907
Republic Services, Inc.	1,885	51,592
Stericycle, Inc.*	675	58,455
Waste Connections, Inc.	1,780	57,369

Total Commercial Services & Supplies		655,365

Communications Equipment - 1.2%
Acme Packet, Inc.*	2,525	70,877
Brocade Communications Systems, Inc.*	11,478	63,588
Ciena Corp.*	4,051	60,036
EchoStar Corp. — Class A*	2,327	67,599
F5 Networks, Inc.*	498	66,697
Harris Corp.	1,493	67,991
JDS Uniphase Corp.*	4,517	54,881
Motorola Mobility Holdings, Inc.*	1,702	66,072
Polycom, Inc.*	3,367	44,680
Riverbed Technology, Inc.*	2,401	47,372
Tellabs, Inc.	16,617	62,646

Total Communications Equipment		672,439

Computers & Peripherals - 0.8%
Diebold, Inc.	1,682	66,355
Fusion-io, Inc.*	2,296	58,892
Lexmark International, Inc. — Class A	1,712	51,531
NCR Corp.*	3,090	72,615
QLogic Corp.*	3,726	64,274
SanDisk Corp.*	1,333	49,334
Western Digital Corp.*	1,573	61,048

Total Computers & Peripherals		424,049

Construction & Engineering - 0.8%
Aecom Technology Corp.*	2,512	55,440
Chicago Bridge & Iron Co. NV	1,288	57,213
Fluor Corp.	931	53,765
Jacobs Engineering Group, Inc.*	1,242	54,437
KBR, Inc.	1,574	53,296
Quanta Services, Inc.*	2,701	59,746
Shaw Group, Inc. (The)*	1,828	55,333
URS Corp.	1,328	54,860

Total Construction & Engineering		444,090

Construction Materials - 0.3%
Martin Marietta Materials, Inc.	1,150	95,312
Vulcan Materials Co.	2,283	97,735

Total Construction Materials		193,047

Consumer Finance - 0.2%
Discover Financial Services	1,117	37,866
Green Dot Corp. — Class A*	1,419	37,448
SLM Corp.	2,358	34,969

Total Consumer Finance		110,283

Containers & Packaging - 1.9%
AptarGroup, Inc.	1,839	100,244
Ball Corp.	2,379	99,347
Bemis Co., Inc.	3,134	101,510

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	45

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

Crown Holdings, Inc.*	2,715	$100,401
Greif, Inc. — Class A	1,894	101,594
Owens-Illinois, Inc.*	4,204	97,743
Packaging Corp. of America	3,387	98,867
Rock-Tenn Co. — Class A	1,482	92,373
Sealed Air Corp.	5,108	97,971
Silgan Holdings, Inc.	2,270	99,585
Sonoco Products Co.	2,999	99,357

Total Containers & Packaging		1,088,992

Distributors - 0.2%
Genuine Parts Co.	725	46,966
LKQ Corp.*	1,425	47,666

Total Distributors		94,632

Diversified Consumer Services - 0.6%
Apollo Group, Inc. — Class A*	1,146	40,362
Career Education Corp.*	5,383	38,381
DeVry, Inc.	1,270	40,830
Education Management Corp.*	2,951	36,592
H&R Block, Inc.	2,668	39,220
ITT Educational Services, Inc.*	689	45,488
Service Corp. International	4,026	46,621
Weight Watchers International, Inc.	574	43,601

Total Diversified Consumer Services		331,095

Diversified Financial Services - 0.5%
CBOE Holdings, Inc.	1,315	34,769
Interactive Brokers Group, Inc. — Class A	2,178	33,040
IntercontinentalExchange, Inc.*	275	36,586
Leucadia National Corp.	1,400	34,804
Moody’s Corp.	893	36,568
MSCI, Inc. — Class A*	1,011	36,993
Nasdaq OMX Group, Inc. (The)*	1,420	34,889
NYSE Euronext	1,261	32,471

Total Diversified Financial Services		280,120

Diversified Telecommunication Services - 0.8%
Frontier Communications Corp.	30,424	122,913
Level 3 Communications, Inc.*	4,719	108,820
tw telecom, Inc.*	5,582	121,576
Windstream Corp.	10,318	115,974

Total Diversified Telecommunication Services		469,283

Electric Utilities - 3.1%
Edison International	2,874	126,485
Entergy Corp.	1,840	120,630
Great Plains Energy, Inc.	6,124	125,052
Hawaiian Electric Industries, Inc.	4,887	129,701
ITC Holdings Corp.	1,602	124,091
Northeast Utilities	6,700	246,359
NV Energy, Inc.	7,748	129,004
OGE Energy Corp.	2,337	126,105
Pepco Holdings, Inc.	6,528	123,510
Pinnacle West Capital Corp.	2,598	125,613

	SHARES	MARKET VALUE

PPL Corp.	4,419	$120,860
Progress Energy, Inc.	2,343	124,694
Westar Energy, Inc.	4,452	127,728

Total Electric Utilities		1,749,832

Electrical Equipment - 1.2%
AMETEK, Inc.	1,188	59,792
Babcock & Wilcox Co. (The)*	2,198	54,071
Cooper Industries PLC	913	57,126
General Cable Corp.*	2,009	59,145
GrafTech International Ltd.*	4,852	56,963
Hubbell, Inc. — Class B	737	59,137
Polypore International, Inc.*	2,734	102,115
Regal-Beloit Corp.	869	58,779
Rockwell Automation, Inc.	714	55,221
Roper Industries, Inc.	573	58,389
Thomas & Betts Corp.*	806	57,959

Total Electrical Equipment		678,697

Electronic Equipment, Instruments & Components - 1.6%
Amphenol Corp. — Class A	1,131	65,756
Arrow Electronics, Inc.*	1,577	66,313
Avnet, Inc.*	1,817	65,557
AVX Corp.	5,004	63,551
Dolby Laboratories, Inc. — Class A*	1,720	67,476
FLIR Systems, Inc.	2,240	50,310
Ingram Micro, Inc. — Class A*	3,615	70,348
IPG Photonics Corp.*	1,238	59,919
Itron, Inc.*	1,286	52,469
Jabil Circuit, Inc.	2,615	61,322
Molex, Inc.	2,354	64,947
National Instruments Corp.	2,041	55,515
Tech Data Corp.*	1,220	65,624
Trimble Navigation, Ltd.*	1,041	56,360
Vishay Intertechnology, Inc.*	5,507	61,788

Total Electronic Equipment, Instruments & Components		927,255

Energy Equipment & Services - 3.8%
Atwood Oceanics, Inc.*	2,587	114,682
Cameron International Corp.*	2,332	119,515
CARBO Ceramics, Inc.	1,160	97,544
Core Laboratories NV	920	126,022
Diamond Offshore Drilling, Inc.	1,772	121,471
Dresser-Rand Group, Inc.*	2,540	123,647
FMC Technologies, Inc.*	2,441	114,727
Helmerich & Payne, Inc.	2,195	112,801
IHS, Inc. — Class A*	613	61,956
McDermott International, Inc.*	4,434	50,104
Nabors Industries Ltd.*	6,731	112,071
Oceaneering International, Inc.	2,246	115,961
Oil States International, Inc.*	1,499	119,290
Patterson-UTI Energy, Inc.	6,823	110,328
Rowan Cos., Inc.*	3,649	126,000
RPC, Inc.	11,491	118,817
SEACOR Holdings, Inc.*	1,252	116,348

46	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

Superior Energy Services, Inc.*	4,567	$122,944
Tidewater, Inc.	1,076	59,212
Unit Corp.*	2,763	116,737

Total Energy Equipment & Services		2,160,177

Food & Staples Retailing - 1.0%
Safeway, Inc.	9,422	191,549
SUPERVALU, Inc.	30,868	183,356
Whole Foods Market, Inc.	2,286	189,898

Total Food & Staples Retailing		564,803

Food Products - 6.1%
Bunge Ltd.	2,854	184,083
Campbell Soup Co.	5,819	196,857
ConAgra Foods, Inc.	7,340	189,519
Corn Products International, Inc.	3,375	192,577
Dean Foods Co.*	15,750	193,410
Flowers Foods, Inc.	9,427	202,209
Green Mountain Coffee Roasters, Inc.*	3,705	180,619
H.J. Heinz Co.	3,617	192,822
Hershey Co. (The)	3,136	210,143
Hormel Foods Corp.	6,534	189,878
J.M. Smucker Co. (The)	2,385	189,918
McCormick & Co., Inc.	3,547	198,313
Mead Johnson Nutrition Co.	2,333	199,611
Post Holdings, Inc.*	5,995	178,351
Ralcorp Holdings, Inc.*	2,618	190,617
Sara Lee Corp.	8,895	196,046
Smithfield Foods, Inc.*	8,674	181,807
Tyson Foods, Inc. — Class A	9,857	179,890

Total Food Products		3,446,670

Gas Utilities - 1.4%
AGL Resources, Inc.	3,166	124,836
Atmos Energy Corp.	4,000	130,320
National Fuel Gas Co.	2,556	120,950
Oneok, Inc.	1,510	129,694
Questar Corp.	6,407	126,538
UGI Corp.	4,517	131,806

Total Gas Utilities		764,144

Health Care Equipment & Supplies - 3.0%
Alere, Inc.*	3,632	86,768
Boston Scientific Corp.*	14,882	93,161
C.R. Bard, Inc.	931	92,132
CareFusion Corp.*	3,566	92,395
Cooper Cos., Inc. (The)	1,150	101,396
DENTSPLY International, Inc.	2,294	94,192
Edwards Lifesciences Corp.*	1,242	103,049
Gen-Probe, Inc.*	1,369	111,642
Hill-Rom Holdings, Inc.	2,715	88,102
Hologic, Inc.*	4,252	81,298
IDEXX Laboratories, Inc.*	1,067	93,821
Intuitive Surgical, Inc.*	168	97,138
ResMed, Inc.*	2,920	99,309

	SHARES	MARKET VALUE

Sirona Dental Systems, Inc.*	1,775	$89,655
Teleflex, Inc.	1,490	93,378
Thoratec Corp.*	2,696	93,848
Varian Medical Systems, Inc.*	1,314	83,334
Zimmer Holdings, Inc.	1,431	90,053

Total Health Care Equipment & Supplies		1,684,671

Health Care Providers & Services - 3.6%
AMERIGROUP Corp.*	1,381	85,291
AmerisourceBergen Corp.	2,330	86,699
Brookdale Senior Living, Inc.*	4,939	93,890
Catalyst Health Solutions, Inc.*	1,439	124,286
CIGNA Corp.	1,950	90,148
Community Health Systems, Inc.*	4,073	99,137
Coventry Health Care, Inc.	2,804	84,092
DaVita, Inc.*	1,038	91,946
Health Management Associates, Inc. — Class A*	13,525	97,380
Health Net, Inc.*	2,399	85,428
Henry Schein, Inc.*	1,204	92,395
Humana, Inc.	1,044	84,230
Laboratory Corp. of America Holdings*	1,004	88,242
LifePoint Hospitals, Inc.*	2,331	90,956
Lincare Holdings, Inc.	3,385	82,594
Mednax, Inc.*	1,233	86,606
Omnicare, Inc.	2,670	93,023
Patterson Cos., Inc.	2,820	96,134
Quest Diagnostics, Inc.	1,517	87,516
Tenet Healthcare Corp.*	17,000	88,230
Universal Health Services, Inc. — Class B	2,158	92,168
VCA Antech, Inc.*	4,016	95,018

Total Health Care Providers & Services		2,015,409

Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc.*	5,274	58,436
Cerner Corp.*	1,208	97,956
SXC Health Solutions Corp.*	1,272	115,218

Total Health Care Technology		271,610

Hotels, Restaurants & Leisure - 1.5%
Bally Technologies, Inc.*	963	46,754
Brinker International, Inc.	1,627	51,202
Chipotle Mexican Grill, Inc.*	108	44,728
Choice Hotels International, Inc.	1,204	45,294
Darden Restaurants, Inc.	892	44,671
Dunkin’ Brands Group, Inc.	1,492	48,296
Hyatt Hotels Corp. — Class A*	1,054	45,353
International Game Technology	2,649	41,271
Marriott International, Inc. — Class A	1,176	45,970
Marriott Vacations Worldwide Corp.*	1,590	46,953
MGM Resorts International*	3,126	41,951
Panera Bread Co. — Class A*	279	44,060
Penn National Gaming, Inc.*	1,016	45,700
Royal Caribbean Cruises Ltd.	1,503	41,137

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	47

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

Starwood Hotels & Resorts Worldwide, Inc.	779	$46,117
Wendy’s Co. (The)	9,084	44,239
WMS Industries, Inc.*	1,921	47,084
Wyndham Worldwide Corp.	995	50,088
Wynn Resorts Ltd.	352	46,957

Total Hotels, Restaurants & Leisure		867,825

Household Durables - 1.1%
DR Horton, Inc.	2,874	46,990
Garmin Ltd.	948	44,679
Harman International Industries, Inc.	959	47,547
Jarden Corp.	1,131	47,423
Leggett & Platt, Inc.	1,979	43,083
Lennar Corp. — Class A	1,641	45,521
Mohawk Industries, Inc.*	675	45,238
Newell Rubbermaid, Inc.	2,509	45,664
NVR, Inc.*	61	47,820
Pulte Homes, Inc.*	5,003	49,230
Tempur-Pedic International, Inc.*	539	31,715
Toll Brothers, Inc.*	1,858	47,193
Tupperware Brands Corp.	721	44,911
Whirlpool Corp.	592	37,900

Total Household Durables		624,914

Household Products - 1.0%
Church & Dwight Co., Inc.	3,899	198,069
Clorox Co. (The)	2,822	197,822
Energizer Holdings, Inc.*	2,634	187,884

Total Household Products		583,775

Independent Power Producers & Energy Traders - 0.9%
AES Corp. (The)*	9,448	118,289
Calpine Corp.*	7,372	138,225
GenOn Energy, Inc.*	53,867	114,737
NRG Energy, Inc.*	7,541	128,197

Total Independent Power Producers & Energy Traders		499,448

Industrial Conglomerates - 0.1%
Carlisle Cos., Inc.	1,140	62,768

Total Industrial Conglomerates		62,768

Insurance - 2.8%
Alleghany Corp.*	114	39,091
Allied World Assurance Co. Holdings Ltd.	542	39,002
American Financial Group, Inc.	975	37,947
American National Insurance Co.	514	36,083
Aon PLC	777	40,249
Arch Capital Group Ltd.*	1,025	40,262
Arthur J. Gallagher & Co.	1,049	39,400
Aspen Insurance Holdings Ltd.	1,337	37,864
Assurant, Inc.	905	36,508
Assured Guaranty Ltd.	2,250	31,905
Axis Capital Holdings Ltd.	1,134	38,579
Brown & Brown, Inc.	1,596	43,044

	SHARES	MARKET VALUE

Cincinnati Financial Corp.	1,072	$38,185
CNA Financial Corp.	1,272	38,949
Endurance Specialty Holdings Ltd.	932	37,448
Erie Indemnity Co. — Class A	486	37,373
Everest Re Group Ltd.	405	40,136
Fidelity National Financial, Inc. — Class A	2,116	40,775
Genworth Financial, Inc. — Class A*	4,322	25,975
Hanover Insurance Group, Inc. (The)	919	37,091
Hartford Financial Services Group, Inc.	1,757	36,106
HCC Insurance Holdings, Inc.	1,206	38,544
Kemper Corp.	1,237	37,098
Lincoln National Corp.	1,397	34,604
Markel Corp.*	89	39,185
Marsh & McLennan Cos., Inc.	1,147	38,367
MBIA, Inc.*	3,993	40,249
Mercury General Corp.	865	39,089
Old Republic International Corp.	3,550	35,323
PartnerRe Ltd.	568	39,544
Principal Financial Group, Inc.	1,282	35,473
Progressive Corp. (The)	1,637	34,868
Protective Life Corp.	1,249	36,546
Reinsurance Group of America, Inc.	631	36,686
RenaissanceRe Holdings Ltd.	508	39,654
StanCorp Financial Group, Inc.	908	34,849
Torchmark Corp.	751	36,581
Unum Group	1,545	36,678
Validus Holdings Ltd.	1,226	39,845
W.R. Berkley Corp.	1,044	39,317
White Mountains Insurance Group Ltd.	75	39,225
XL Group PLC	1,773	38,137

Total Insurance		1,581,834

Internet & Catalog Retail - 0.5%
Expedia, Inc.	1,329	56,655
Groupon, Inc.*	3,654	39,134
HomeAway, Inc.*	1,775	46,239
Liberty Interactive Corp. — Series A*	2,309	43,501
Netflix, Inc.*	376	30,133
TripAdvisor, Inc.*	1,284	48,163

Total Internet & Catalog Retail		263,825

Internet Software & Services - 1.2%
Akamai Technologies, Inc.*	1,773	57,800
AOL, Inc.*	3,481	87,164
Equinix, Inc.*	440	72,248
IAC/InterActiveCorp	1,327	63,895
LinkedIn Corp. — Class A*	647	70,167
Monster Worldwide, Inc.*	5,863	50,598
Rackspace Hosting, Inc.*	1,139	66,164
VeriSign, Inc.	1,743	71,655
VistaPrint NV*	1,139	42,473
WebMD Health Corp.*	3,572	81,263

Total Internet Software & Services		663,427

48	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

IT Services - 1.9%
Alliance Data Systems Corp.*	301	$38,675
Amdocs Ltd.*	2,123	67,936
Booz Allen Hamilton Holding Corp.	3,337	57,063
Broadridge Financial Solutions, Inc.	1,544	35,836
Computer Sciences Corp.	2,147	60,245
CoreLogic, Inc.*	2,295	38,326
DST Systems, Inc.	1,218	68,184
Fidelity National Information Services, Inc.	1,139	38,350
Fiserv, Inc.*	542	38,097
FleetCor Technologies, Inc.*	947	37,454
Gartner, Inc.*	1,554	68,065
Genpact Ltd.*	3,482	58,080
Global Payments, Inc.	709	32,919
Lender Processing Services, Inc.	1,485	39,427
NeuStar, Inc. — Class A*	1,791	65,103
Paychex, Inc.	1,797	55,671
SAIC, Inc.	4,993	60,715
Teradata Corp.*	976	68,105
Total System Services, Inc.	1,642	38,620
VeriFone Systems, Inc.*	1,283	61,122
Western Union Co. (The)	2,085	38,322

Total IT Services		1,066,315

Leisure Equipment & Products - 0.2%
Hasbro, Inc.	1,214	44,602
Mattel, Inc.	1,318	44,285
Polaris Industries, Inc.	614	48,776

Total Leisure Equipment & Products		137,663

Life Sciences Tools & Services - 1.7%
Agilent Technologies, Inc.	1,263	53,273
Bio-Rad Laboratories, Inc. — Class A*	886	95,679
Bruker Corp.*	5,918	88,948
Charles River Laboratories International, Inc.*	2,537	90,140
Covance, Inc.*	1,894	88,564
Illumina, Inc.*	1,832	81,579
Life Technologies Corp.*	1,887	87,481
Mettler-Toledo International, Inc.*	304	54,513
PerkinElmer, Inc.	3,302	91,135
QIAGEN NV*	5,930	99,209
Techne Corp.	1,307	87,491
Waters Corp.*	620	52,148

Total Life Sciences Tools & Services		970,160

Machinery - 3.5%
AGCO Corp.*	1,189	55,372
CNH Global NV*	1,403	64,215
Crane Co.	1,203	53,088
Donaldson Co., Inc.	1,596	55,317
Dover Corp.	916	57,397
Eaton Corp.	1,151	55,455
Flowserve Corp.	494	56,775
Gardner Denver, Inc.	890	57,975

	SHARES	MARKET VALUE

Graco, Inc.	1,092	$58,215
Harsco Corp.	2,421	53,988
IDEX Corp.	1,375	59,551
Ingersoll-Rand PLC	1,390	59,103
ITT Corp.	2,524	56,689
Joy Global, Inc.	781	55,271
Kennametal, Inc.	1,291	54,519
Lincoln Electric Holdings, Inc.	1,266	62,047
Manitowoc Co., Inc. (The)	4,066	56,314
Navistar International Corp.*	1,402	47,598
Nordson Corp.	1,046	56,379
Oshkosh Corp.*	2,490	56,847
Pall Corp.	959	57,166
Parker Hannifin Corp.	671	58,840
Pentair, Inc.	1,433	62,106
Snap-on, Inc.	734	45,904
SPX Corp.	757	58,123
Stanley Black & Decker, Inc.	575	42,067
Terex Corp.*	2,450	55,468
Timken Co.	1,927	108,895
Toro Co. (The)	809	57,811
Trinity Industries, Inc.	1,729	51,178
Valmont Industries, Inc.	858	106,332
WABCO Holdings, Inc.*	749	47,210
Wabtec Corp.	763	59,346
Xylem, Inc.	2,061	57,461

Total Machinery		2,000,022

Marine - 0.2%
Alexander & Baldwin, Inc.	1,221	62,466
Kirby Corp.*	874	58,008

Total Marine		120,474

Media - 1.8%
AMC Networks, Inc. — Class A*	1,027	43,647
Cablevision Systems Corp. — Class A	3,042	45,082
Charter Communications, Inc. — Class A*	708	42,813
Clear Channel Outdoor Holdings, Inc. — Class A*	5,666	42,892
Discovery Communications, Inc. — Class A*	916	49,849
DISH Network Corp. — Class A	1,393	44,534
DreamWorks Animation SKG, Inc. — Class A*	2,477	44,611
Gannett Co., Inc.	2,919	40,340
Interpublic Group of Cos., Inc. (The)	3,888	45,917
John Wiley & Sons, Inc. — Class A	955	43,156
Lamar Advertising Co. — Class A*	1,381	43,943
Liberty Global, Inc. — Class A*	898	44,729
Liberty Media Corp. — Liberty Capital — Series A*	513	44,857
Madison Square Garden, Inc. (The) — Class A*	1,343	48,308
McGraw-Hill Cos., Inc. (The)	954	46,908

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	49

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

Morningstar, Inc.	608	$35,094
Omnicom Group, Inc.	890	45,666
Pandora Media, Inc.*	4,325	37,195
Regal Entertainment Group — Class A	3,321	45,199
Scripps Networks Interactive, Inc. — Class A	921	46,253
Sirius XM Radio, Inc.*	20,146	45,530
Virgin Media, Inc.	1,855	45,559
Washington Post Co. (The) — Class B	117	44,246

Total Media		1,016,328

Metals & Mining - 2.8%
AK Steel Holding Corp.	13,082	97,068
Allegheny Technologies, Inc.	2,397	102,927
Allied Nevada Gold Corp.*	3,199	93,699
Carpenter Technology Corp.	1,929	107,368
Cliffs Natural Resources, Inc.	1,436	89,405
Commercial Metals Co.	6,995	103,386
Compass Minerals International, Inc.	1,424	108,965
Molycorp, Inc.*	3,132	84,752
Nucor Corp.	2,317	90,850
Reliance Steel & Aluminum Co.	1,783	99,652
Royal Gold, Inc.	1,557	96,472
Schnitzer Steel Industries, Inc. — Class A	2,482	98,957
Steel Dynamics, Inc.	6,885	87,922
Titanium Metals Corp.	7,299	107,806
United States Steel Corp.	3,434	97,285
Walter Energy, Inc.	1,961	130,034

Total Metals & Mining		1,596,548

Multi-Utilities - 3.4%
Alliant Energy Corp.	2,883	130,427
Ameren Corp.	3,832	125,651
CenterPoint Energy, Inc.	6,368	128,697
CMS Energy Corp.	5,661	130,146
Consolidated Edison, Inc.	2,152	127,937
DTE Energy Co.	2,249	126,799
Integrys Energy Group, Inc.	2,335	127,584
MDU Resources Group, Inc.	5,580	128,005
NiSource, Inc.	5,172	127,490
SCANA Corp.	2,744	126,553
Sempra Energy	2,107	136,407
TECO Energy, Inc.	7,022	126,537
Vectren Corp.	4,279	126,017
Wisconsin Energy Corp.	3,532	130,119
Xcel Energy, Inc.	4,701	127,209

Total Multi-Utilities		1,925,578

Multiline Retail - 0.7%
Big Lots, Inc.*	968	35,468
Dillard’s, Inc. — Class A	715	46,160
Dollar General Corp.*	991	47,033
Dollar Tree, Inc.*	474	48,187
Family Dollar Stores, Inc.	778	52,554

	SHARES	MARKET VALUE

J.C. Penney Co., Inc.	1,236	$44,570
Macy’s, Inc.	1,121	45,983
Nordstrom, Inc.	818	45,694
Sears Holdings Corp.*	617	33,182

Total Multiline Retail		398,831

Office Electronics - 0.2%
Xerox Corp.	6,893	53,627
Zebra Technologies Corp. — Class A*	1,387	53,802

Total Office Electronics		107,429

Oil, Gas & Consumable Fuels - 7.3%
Alpha Natural Resources, Inc.*	7,715	124,443
Arch Coal, Inc.	10,634	103,788
Cabot Oil & Gas Corp.	3,736	131,283
Cimarex Energy Co.	1,538	106,291
Cobalt International Energy, Inc.*	3,997	106,960
Concho Resources, Inc.*	1,181	126,579
CONSOL Energy, Inc.	3,523	117,104
Continental Resources, Inc.*	1,373	122,540
Denbury Resources, Inc.*	6,515	124,046
El Paso Corp.	4,001	118,710
Energen Corp.	2,494	130,636
EQT Corp.	2,425	120,813
EXCO Resources, Inc.	17,353	127,371
Forest Oil Corp.*	9,480	126,274
HollyFrontier Corp.	3,589	110,613
Kosmos Energy Ltd.*	9,010	109,742
Laredo Petroleum Holdings, Inc.*	5,259	138,943
Murphy Oil Corp.	2,114	116,207
Newfield Exploration Co.*	3,444	123,640
Noble Energy, Inc.	1,216	120,773
Peabody Energy Corp.	4,011	124,782
Pioneer Natural Resources Co.	1,123	130,066
Plains Exploration & Production Co.*	2,736	111,766
QEP Resources, Inc.	3,958	121,946
Quicksilver Resources, Inc.*	22,549	105,980
Range Resources Corp.	2,044	136,253
SandRidge Energy, Inc.*	14,930	119,291
SM Energy Co.	1,641	108,486
Spectra Energy Corp.	3,751	115,306
Sunoco, Inc.	3,081	151,862
Teekay Corp.	1,727	62,345
Tesoro Corp.*	4,181	97,208
Ultra Petroleum Corp.*	5,095	100,677
Valero Energy Corp.	4,351	107,470
Whiting Petroleum Corp.*	2,177	124,524

Total Oil, Gas & Consumable Fuels		4,124,718

Paper & Forest Products - 0.5%
Domtar Corp.	1,043	91,242
International Paper Co.	2,819	93,901
MeadWestvaco Corp.	3,188	101,442

Total Paper & Forest Products		286,585

50	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

Personal Products - 0.4%
Avon Products, Inc.	2,337	$50,479
Herbalife Ltd.	2,693	189,372

Total Personal Products		239,851

Pharmaceuticals - 1.2%
Endo Pharmaceuticals Holdings, Inc.*	2,371	83,317
Forest Laboratories, Inc.*	2,648	92,230
Hospira, Inc.*	2,411	84,674
Mylan, Inc.*	3,939	85,516
Perrigo Co.	895	93,885
Warner Chilcott PLC — Class A*	5,507	119,777
Watson Pharmaceuticals, Inc.*	1,380	103,997

Total Pharmaceuticals		663,396

Professional Services - 0.6%
Dun & Bradstreet Corp. (The)	448	34,845
Equifax, Inc.	856	39,222
Manpower, Inc.	1,222	52,057
Nielsen Holdings NV*	1,496	43,713
Robert Half International, Inc.	1,876	55,905
Towers Watson & Co. — Class A	875	57,225
Verisk Analytics, Inc. — Class A*	1,230	60,209

Total Professional Services		343,176

Real Estate Investment Trusts (REITs) - 2.9%
Alexandria Real Estate Equities, Inc.	519	38,883
American Capital Agency Corp.	1,288	40,237
Annaly Capital Management, Inc.	2,326	37,960
Apartment Investment & Management Co. — Class A	1,456	39,530
AvalonBay Communities, Inc.	271	39,403
Boston Properties, Inc.	363	39,295
Brandywine Realty Trust	3,331	39,506
BRE Properties, Inc.	761	39,953
Camden Property Trust	588	39,790
Chimera Investment Corp.	12,633	36,509
CommonWealth	2,047	38,381
Corporate Office Properties Trust	1,612	37,963
DDR Corp.	2,535	37,518
Digital Realty Trust, Inc.	515	38,671
Douglas Emmett, Inc.	1,655	38,462
Duke Realty Corp.	2,636	39,066
Equity Residential	621	38,154
Essex Property Trust, Inc.	252	39,808
Federal Realty Investment Trust	388	39,056
General Growth Properties, Inc.	2,247	39,997
HCP, Inc.	947	39,253
Health Care REIT, Inc.	689	39,039
Hospitality Properties Trust	1,446	39,881
Host Hotels & Resorts, Inc.	2,284	38,006
Kimco Realty Corp.	1,935	37,558
Liberty Property Trust	1,067	38,892
Macerich Co. (The)	661	40,698
Mack-Cali Realty Corp.	1,319	37,882

	SHARES	MARKET VALUE

Piedmont Office Realty Trust, Inc. — Class A	2,104	$37,325
Plum Creek Timber Co., Inc.	911	38,298
ProLogis, Inc.	1,066	38,141
Rayonier, Inc.	854	38,729
Realty Income Corp.	975	38,357
Regency Centers Corp.	850	38,216
Rouse Properties, Inc.*	2,679	36,006
Senior Housing Properties Trust	1,725	38,088
SL Green Realty Corp.	490	40,396
Taubman Centers, Inc.	524	40,442
UDR, Inc.	1,473	38,784
Ventas, Inc.	662	38,919
Vornado Realty Trust	449	38,542
Weingarten Realty Investors	1,428	37,928
Weyerhaeuser Co.	1,713	34,877

Total Real Estate Investment Trusts (REITs)		1,662,399

Real Estate Management & Development - 0.3%
CBRE Group, Inc.*	1,850	34,799
Forest City Enterprises, Inc. — Class A*	2,493	39,763
Howard Hughes Corp. (The)*	590	39,595
Jones Lang LaSalle, Inc.	447	35,733
St Joe Co. (The)*	1,973	35,179

Total Real Estate Management & Development		185,069

Road & Rail - 0.6%
Con-way, Inc.	1,737	56,453
Hertz Global Holdings, Inc.*	3,034	46,754
JB Hunt Transport Services, Inc.	1,052	58,207
Kansas City Southern	803	61,847
Landstar System, Inc.	992	53,141
Ryder System, Inc.	1,087	52,959

Total Road & Rail		329,361

Semiconductors & Semiconductor Equipment - 3.4%
Advanced Micro Devices, Inc.*	8,156	60,028
Altera Corp.	1,698	60,398
Analog Devices, Inc.	1,654	64,473
Atmel Corp.*	6,429	57,025
Avago Technologies Ltd.	1,723	59,409
Cree, Inc.*	2,120	65,508
Cypress Semiconductor Corp.*	4,220	65,410
Fairchild Semiconductor International, Inc.*	4,483	63,524
First Solar, Inc.*	4,586	84,382
Freescale Semiconductor Holdings I Ltd.*	4,188	51,973
International Rectifier Corp.*	2,867	62,587
Intersil Corp. — Class A	5,849	60,069
KLA-Tencor Corp.	1,227	63,988
Lam Research Corp.*	1,487	61,934
Linear Technology Corp.	1,995	65,256
LSI Corp.*	7,714	62,021

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	51

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

Marvell Technology Group Ltd.*	4,241	$63,657
Maxim Integrated Products, Inc.	2,313	68,419
MEMC Electronic Materials, Inc.*	17,172	61,647
Microchip Technology, Inc.	1,809	63,930
Micron Technology, Inc.*	7,790	51,336
Novellus Systems, Inc.*	1,333	62,318
NVIDIA Corp.*	4,507	58,591
ON Semiconductor Corp.*	7,406	61,174
PMC — Sierra, Inc.*	9,214	65,143
Silicon Laboratories, Inc.*	1,523	54,051
Skyworks Solutions, Inc.*	2,335	63,372
SunPower Corp.*	18,033	101,165
Teradyne, Inc.*	3,875	66,689
Xilinx, Inc.	1,834	66,721

Total Semiconductors & Semiconductor Equipment		1,916,198

Software - 2.5%
Activision Blizzard, Inc.	5,194	66,847
ANSYS, Inc.*	1,010	67,741
Ariba, Inc.*	2,011	76,820
Autodesk, Inc.*	1,583	62,323
BMC Software, Inc.*	1,672	68,987
CA, Inc.	2,396	63,302
Cadence Design Systems, Inc.*	5,500	64,185
Citrix Systems, Inc.*	842	72,084
Compuware Corp.*	7,091	61,834
Electronic Arts, Inc.*	3,925	60,366
Factset Research Systems, Inc.	378	39,637
Fortinet, Inc.*	2,463	64,334
Informatica Corp.*	1,273	58,583
Intuit, Inc.	1,123	65,100
MICROS Systems, Inc.*	1,213	68,935
Nuance Communications, Inc.*	2,608	63,739
Red Hat, Inc.*	1,287	76,718
Rovi Corp.*	2,054	58,744
Solera Holdings, Inc.	1,418	63,725
Synopsys, Inc.*	2,185	65,572
TIBCO Software, Inc.*	2,120	69,748
Zynga, Inc. — Class A*	5,131	42,793

Total Software		1,402,117

Specialty Retail - 2.3%
Aaron’s, Inc.	1,739	47,249
Abercrombie & Fitch Co. — Class A	887	44,501
Advance Auto Parts, Inc.	501	45,992
American Eagle Outfitters, Inc.	2,589	46,628
AutoNation, Inc.*	1,280	44,262
AutoZone, Inc.*	119	47,143
Bed Bath & Beyond, Inc.*	673	47,372
Best Buy Co., Inc.	1,683	37,144
CarMax, Inc.*	1,303	40,224
Chico’s FAS, Inc.	2,961	45,481
Dick’s Sporting Goods, Inc.	924	46,754
DSW, Inc. — Class A	825	46,415

	SHARES	MARKET VALUE

Foot Locker, Inc.	1,434	$43,866
GameStop Corp. — Class A	1,908	43,426
Gap, Inc.(The)	1,699	48,421
Guess?, Inc.	1,425	41,724
Limited Brands, Inc.	914	45,426
O’Reilly Automotive, Inc.*	497	52,414
PetSmart, Inc.	781	45,501
RadioShack Corp.	6,995	36,234
Ross Stores, Inc.	768	47,301
Sally Beauty Holdings, Inc.*	1,799	47,853
Signet Jewelers Ltd.	916	44,673
Staples, Inc.	2,727	41,996
Tiffany & Co.	632	43,267
Tractor Supply Co.	498	49,008
Ulta Salon Cosmetics & Fragrance, Inc.	482	42,503
Urban Outfitters, Inc.*	1,525	44,164
Williams-Sonoma, Inc.	1,165	45,074

Total Specialty Retail		1,302,016

Textiles, Apparel & Luxury Goods - 0.6%
Deckers Outdoor Corp.*	689	35,146
Fossil, Inc.*	338	44,166
Hanesbrands, Inc.*	1,533	43,261
Michael Kors Holdings Ltd.*	974	44,483
PVH Corp.	505	44,844
Ralph Lauren Corp.	257	44,273
Under Armour, Inc. — Class A*	464	45,440
V.F. Corp.	301	45,767

Total Textiles, Apparel & Luxury Goods		347,380

Thrifts & Mortgage Finance - 0.5%
BankUnited, Inc.	1,532	37,687
Capitol Federal Financial, Inc.	3,188	37,650
Hudson City Bancorp, Inc.	5,196	36,684
New York Community Bancorp, Inc.	2,769	37,354
People’s United Financial, Inc.	2,836	34,996
TFS Financial Corp.*	3,964	38,966
Washington Federal, Inc.	2,248	39,430

Total Thrifts & Mortgage Finance		262,767

Tobacco - 0.3%
Lorillard, Inc.	1,459	197,388

Total Tobacco		197,388

Trading Companies & Distributors - 0.6%
Air Lease Corp.*	2,315	54,449
Fastenal Co.	1,845	86,383
GATX Corp.	1,382	59,246
MSC Industrial Direct Co. — Class A	692	51,007
W.W. Grainger, Inc.	263	54,657
WESCO International, Inc.*	871	57,826

Total Trading Companies & Distributors		363,568

Water Utilities - 0.4%
American Water Works Co., Inc.	3,655	125,147
Aqua America, Inc.	5,560	126,268

Total Water Utilities		251,415

52	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	April 30, 2012

GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

Wireless Telecommunication Services - 1.2%
Clearwire Corp. — Class A*	53,176	$77,903
Crown Castle International Corp.*	1,257	71,159
MetroPCS Communications, Inc.*	13,337	97,360
NII Holdings, Inc.*	6,848	95,838
SBA Communications Corp. — Class A*	1,318	70,829
Telephone & Data Systems, Inc.	5,343	129,781
United States Cellular Corp.*	3,042	119,307

Total Wireless Telecommunication Services		662,177

Total Common Stocks (Cost $53,331,292)		56,433,283

SHORT TERM INVESTMENTS - 0.2%
SSgA Government Money Market Fund	111,950	111,950

Total Short Term Investments (Cost $111,950)		111,950

Total Investments - 100.0%[a] (Cost $53,443,242)		56,545,233

Other Assets and Liabilities, net - 0.0%[b]		8,350

Net Assets - 100.0%		$56,553,583

*	Non-Income Producing Security.
[a]	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.
[b]	Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	53

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2012

GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

COMMON STOCKS - 99.9%
Aerospace & Defense - 1.6%
Alliant Techsystems, Inc.	643	$34,272
BE Aerospace, Inc.*	686	32,263
Boeing Co. (The)	437	33,562
Exelis, Inc.	2,594	29,909
General Dynamics Corp.	444	29,970
Goodrich Corp.	261	32,745
Honeywell International, Inc.	533	32,332
Huntington Ingalls Industries, Inc.*	862	34,006
L-3 Communications Holdings, Inc.	458	33,681
Lockheed Martin Corp.	359	32,504
Northrop Grumman Corp.	534	33,791
Precision Castparts Corp.	336	59,260
Raytheon Co.	617	33,404
Rockwell Collins, Inc.	557	31,131
Spirit Aerosystems Holdings, Inc. — Class A*	1,303	32,575
Textron, Inc.	1,176	31,329
TransDigm Group, Inc.*	281	35,440
United Technologies Corp.	393	32,084

Total Aerospace & Defense		614,258

Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	500	29,870
Expeditors International of Washington, Inc.	701	28,040
FedEx Corp.	355	31,325
United Parcel Service, Inc. — Class B	406	31,725
UTi Worldwide, Inc.	1,907	31,790

Total Air Freight & Logistics		152,750

Airlines - 0.4%
Copa Holdings SA — Class A	417	33,906
Delta Air Lines, Inc.*	3,329	36,486
Southwest Airlines Co.	3,968	32,855
United Continental Holdings, Inc.*	1,560	34,195

Total Airlines		137,442

Auto Components - 0.6%
Autoliv, Inc.	388	24,343
BorgWarner, Inc.*	303	23,949
Delphi Automotive PLC*	818	25,104
Federal-Mogul Corp.*	1,465	18,943
Gentex Corp.	1,053	23,134
Goodyear Tire & Rubber Co. (The)*	2,200	24,156
Johnson Controls, Inc.	802	25,640
Lear Corp.	558	23,157
TRW Automotive Holdings Corp.*	564	25,780
Visteon Corp.*	485	24,333

Total Auto Components		238,539

Automobiles - 0.3%
Ford Motor Co.	2,118	23,891
General Motors Co.*	1,029	23,667
Harley-Davidson, Inc.	524	27,421
Tesla Motors, Inc.*	688	22,793

	SHARES	MARKET VALUE

Thor Industries, Inc.	803	$27,166

Total Automobiles		124,938

Beverages - 2.1%
Beam, Inc.	1,544	87,668
Brown-Forman Corp. — Class B	1,075	92,826
Coca-Cola Co. (The)	1,252	95,553
Coca-Cola Enterprises, Inc.	3,173	95,571
Constellation Brands, Inc. — Class A*	3,785	81,756
Dr Pepper Snapple Group, Inc.	2,333	94,673
Molson Coors Brewing Co. — Class B	1,988	82,661
Monster Beverage Corp.*	1,454	94,452
PepsiCo, Inc.	1,363	89,958

Total Beverages		815,118

Biotechnology - 1.8%
Alexion Pharmaceuticals, Inc.*	498	44,979
Amgen, Inc.	684	48,639
Amylin Pharmaceuticals, Inc.*	3,016	78,145
Biogen Idec, Inc.*	368	49,316
BioMarin Pharmaceutical, Inc.*	1,325	45,978
Celgene Corp.*	595	43,387
Dendreon Corp.*	4,591	53,485
Gilead Sciences, Inc.*	979	50,918
Human Genome Sciences, Inc.*	5,716	84,082
Myriad Genetics, Inc.*	1,982	51,552
Regeneron Pharmaceuticals, Inc.*	399	53,969
United Therapeutics Corp.*	951	41,606
Vertex Pharmaceuticals, Inc.*	1,133	43,598

Total Biotechnology		689,654

Building Products - 0.6%
Armstrong World Industries, Inc.	1,024	45,097
Fortune Brands Home & Security, Inc.*	1,205	27,402
Lennox International, Inc.	1,468	63,711
Masco Corp.	4,257	56,107
Owens Corning*	1,615	55,475

Total Building Products		247,792

Capital Markets - 1.4%
Affiliated Managers Group, Inc.*	195	22,156
American Capital Ltd.*	2,498	24,805
Ameriprise Financial, Inc.	380	20,600
Ares Capital Corp.	1,361	21,830
Bank of New York Mellon Corp. (The)	918	21,711
BlackRock, Inc.	108	20,691
Charles Schwab Corp. (The)	1,470	21,021
E*Trade Financial Corp.*	1,960	20,835
Eaton Vance Corp.	750	19,725
Federated Investors, Inc. — Class B	944	20,843
Franklin Resources, Inc.	175	21,964
Goldman Sachs Group, Inc. (The)	174	20,036
Greenhill & Co., Inc.	483	18,765
Invesco Ltd.	829	20,592
Janus Capital Group, Inc.	2,351	17,821
Jefferies Group, Inc.	1,148	18,288
Lazard Ltd. — Class A	750	20,632

54	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

Legg Mason, Inc.	755	$19,683
LPL Investment Holdings, Inc.*	572	20,529
Morgan Stanley	1,059	18,299
Northern Trust Corp.	462	21,987
Raymond James Financial, Inc.	587	21,496
SEI Investments Co.	1,037	20,937
State Street Corp.	482	22,278
T. Rowe Price Group, Inc.	339	21,396
TD Ameritrade Holding Corp.	1,090	20,481
Waddell & Reed Financial, Inc. — Class A	664	21,235

Total Capital Markets		560,636

Chemicals - 4.7%
Air Products & Chemicals, Inc.	641	54,799
Airgas, Inc.	657	60,208
Albemarle Corp.	910	59,423
Ashland, Inc.	940	61,918
Cabot Corp.	1,369	59,045
Celanese Corp. — Series A	1,302	63,095
CF Industries Holdings, Inc.	313	60,428
Cytec Industries, Inc.	946	60,137
Dow Chemical Co. (The)	1,672	56,647
Du Pont (E.I.) de Nemours & Co.	1,103	58,966
Eastman Chemical Co.	1,131	61,040
Ecolab, Inc.	957	60,951
FMC Corp.	556	61,410
Huntsman Corp.	3,994	56,555
International Flavors & Fragrances, Inc.	1,003	60,391
Intrepid Potash, Inc.*	2,369	58,870
Kronos Worldwide, Inc.	2,379	56,477
LyondellBasell Industries NV — Class A	1,358	56,737
Monsanto Co.	736	56,069
Mosaic Co. (The)	1,004	53,031
PPG Industries, Inc.	614	64,617
Praxair, Inc.	513	59,354
Rockwood Holdings, Inc.*	1,127	62,368
RPM International, Inc.	2,264	60,155
Scotts Miracle-Gro Co. (The) — Class A	1,075	56,330
Sherwin-Williams Co. (The)	536	64,470
Sigma-Aldrich Corp.	794	56,295
Solutia, Inc.	2,107	59,712
Valspar Corp.	1,191	60,920
Westlake Chemical Corp.	888	56,788
WR Grace & Co*	1,003	59,789

Total Chemicals		1,836,995

Commercial Banks - 1.6%
Associated Banc-Corp.	1,562	20,822
Bank of Hawaii Corp.	458	22,392
BB&T Corp.	706	22,620
BOK Financial Corp.	388	22,128
CapitalSource, Inc.	3,216	20,743
CIT Group, Inc.*	531	20,098
City National Corp.	412	21,943

	SHARES	MARKET VALUE

Comerica, Inc.	678	$21,710
Commerce Bancshares, Inc.	544	21,814
Cullen/Frost Bankers, Inc.	375	22,110
East West Bancorp, Inc.	939	21,381
Fifth Third Bancorp	1,567	22,298
First Citizens BancShares Inc. — Class A	120	20,796
First Horizon National Corp.	2,093	19,214
First Niagara Financial Group, Inc.	2,227	19,909
First Republic Bank/San Franciso*	663	21,899
Fulton Financial Corp.	2,091	21,935
Huntington Bancshares, Inc.	3,454	23,107
KeyCorp	2,624	21,097
M&T Bank Corp.	255	21,999
PNC Financial Services Group, Inc.	348	23,079
Popular, Inc.*	10,570	18,815
Regions Financial Corp.	3,334	22,471
SunTrust Banks, Inc.	918	22,289
Synovus Financial Corp.	10,444	21,932
TCF Financial Corp.	1,796	20,600
US Bancorp	692	22,262
Valley National Bancorp	1,686	21,244
Wells Fargo & Co.	645	21,562
Zions Bancorp	1,013	20,655

Total Commercial Banks		644,924

Commercial Services & Supplies - 1.0%
Avery Dennison Corp.	1,076	34,410
Cintas Corp.	821	32,159
Copart, Inc.*	615	16,242
Corrections Corp. of America*	1,232	35,592
Covanta Holding Corp.	1,983	31,827
Iron Mountain, Inc.	1,121	34,045
KAR Auction Services, Inc.*	1,619	29,790
Pitney Bowes, Inc.	1,809	30,988
R.R. Donnelley & Sons Co.	2,530	31,650
Republic Services, Inc.	1,067	29,204
Stericycle, Inc.*	382	33,081
Waste Connections, Inc.	1,007	32,456
Waste Management, Inc.	925	31,635

Total Commercial Services & Supplies		403,079

Communications Equipment - 1.3%
Acme Packet, Inc.*	1,400	39,298
Brocade Communications Systems, Inc.*	6,366	35,268
Ciena Corp.*	2,247	33,300
Cisco Systems, Inc.	1,772	35,706
EchoStar Corp. — Class A*	1,290	37,474
F5 Networks, Inc.*	276	36,965
Harris Corp.	828	37,707
JDS Uniphase Corp.*	2,505	30,436
Juniper Networks, Inc.*	1,667	35,724
Motorola Mobility Holdings, Inc.*	944	36,646
Motorola Solutions, Inc.	723	36,895
Polycom, Inc.*	1,867	24,775

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	55

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

QUALCOMM, Inc.	541	$34,537
Riverbed Technology, Inc.*	1,332	26,280
Tellabs, Inc.	9,215	34,741

Total Communications Equipment		515,752

Computers & Peripherals - 1.1%
Apple, Inc.*	60	35,054
Dell, Inc.*	2,224	36,407
Diebold, Inc.	933	36,807
EMC Corp.*	1,254	35,375
Fusion-io, Inc.*	1,274	32,678
Hewlett-Packard Co.	1,569	38,849
Lexmark International, Inc. — Class A	969	29,167
NCR Corp.*	1,714	40,279
NetApp, Inc.*	804	31,219
QLogic Corp.*	2,066	35,639
SanDisk Corp.*	739	27,350
Western Digital Corp.*	873	33,881

Total Computers & Peripherals		412,705

Construction & Engineering - 0.6%
Aecom Technology Corp.*	1,422	31,384
Chicago Bridge & Iron Co. NV	729	32,382
Fluor Corp.	527	30,434
Jacobs Engineering Group, Inc.*	703	30,813
KBR, Inc.	891	30,169
Quanta Services, Inc.*	1,529	33,822
Shaw Group, Inc. (The)*	1,035	31,329
URS Corp.	752	31,065

Total Construction & Engineering		251,398

Construction Materials - 0.3%
Martin Marietta Materials, Inc.	671	55,612
Vulcan Materials Co.	1,332	57,023

Total Construction Materials		112,635

Consumer Finance - 0.3%
American Express Co.	377	22,699
Capital One Financial Corp.	386	21,415
Discover Financial Services	649	22,001
Green Dot Corp. — Class A*	824	21,746
SLM Corp.	1,369	20,302

Total Consumer Finance		108,163

Containers & Packaging - 1.6%
AptarGroup, Inc.	1,073	58,489
Ball Corp.	1,388	57,963
Bemis Co., Inc.	1,829	59,241
Crown Holdings, Inc.*	1,585	58,613
Greif, Inc. — Class A	1,105	59,272
Owens-Illinois, Inc.*	2,454	57,056
Packaging Corp. of America	1,977	57,709
Rock-Tenn Co. — Class A	865	53,915
Sealed Air Corp.	2,981	57,176
Silgan Holdings, Inc.	1,325	58,128
Sonoco Products Co.	1,750	57,977

Total Containers & Packaging		635,539

	SHARES	MARKET VALUE

Distributors - 0.1%
Genuine Parts Co.	417	$27,013
LKQ Corp.*	820	27,429

Total Distributors		54,442

Diversified Consumer Services - 0.5%
Apollo Group, Inc. — Class A*	660	23,245
Career Education Corp.*	3,098	22,089
DeVry, Inc.	731	23,502
Education Management Corp.*	1,698	21,055
H&R Block, Inc.	1,536	22,579
ITT Educational Services, Inc.*	397	26,210
Service Corp. International	2,317	26,831
Weight Watchers International, Inc.	330	25,067

Total Diversified Consumer Services		190,578

Diversified Financial Services - 0.6%
Bank of America Corp.	2,285	18,531
CBOE Holdings, Inc.	764	20,200
Citigroup, Inc.	596	19,692
CME Group, Inc.	75	19,937
Interactive Brokers Group, Inc. — Class A	1,265	19,190
IntercontinentalExchange, Inc.*	160	21,286
JPMorgan Chase & Co.	478	20,545
Leucadia National Corp.	813	20,211
Moody’s Corp.	518	21,212
MSCI, Inc. — Class A*	587	21,478
Nasdaq OMX Group, Inc. (The)*	824	20,246
NYSE Euronext	732	18,849

Total Diversified Financial Services		241,377

Diversified Telecommunication Services - 1.2%
AT&T, Inc.	2,177	71,645
CenturyLink, Inc.	1,761	67,904
Frontier Communications Corp.	16,843	68,046
Level 3 Communications, Inc.*	2,612	60,233
tw telecom, Inc.*	3,091	67,322
Verizon Communications, Inc.	1,782	71,957
Windstream Corp.	5,712	64,203

Total Diversified Telecommunication Services		471,310

Electric Utilities - 3.5%
American Electric Power Co., Inc.	1,782	69,213
Duke Energy Corp.	3,271	70,098
Edison International	1,591	70,020
Entergy Corp.	1,018	66,740
Exelon Corp.	1,762	68,736
FirstEnergy Corp.	1,521	71,213
Great Plains Energy, Inc.	3,390	69,224
Hawaiian Electric Industries, Inc.	2,706	71,817
ITC Holdings Corp.	887	68,707
NextEra Energy, Inc.	1,130	72,715
Northeast Utilities	3,703	136,159
NV Energy, Inc.	4,290	71,429

56	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

OGE Energy Corp.	1,294	$69,824
Pepco Holdings, Inc.	3,614	68,377
Pinnacle West Capital Corp.	1,438	69,527
PPL Corp.	2,446	66,898
Progress Energy, Inc.	1,297	69,026
Southern Co.	1,539	70,702
Westar Energy, Inc.	2,465	70,721

Total Electric Utilities		1,391,146

Electrical Equipment - 1.1%
AMETEK, Inc.	672	33,822
Babcock & Wilcox Co. (The)*	1,244	30,602
Cooper Industries PLC	517	32,349
Emerson Electric Co.	636	33,416
General Cable Corp.*	1,137	33,473
GrafTech International Ltd.*	2,747	32,250
Hubbell, Inc. — Class B	417	33,460
Polypore International, Inc.*	1,595	59,573
Regal-Beloit Corp.	492	33,279
Rockwell Automation, Inc.	404	31,245
Roper Industries, Inc.	324	33,016
Thomas & Betts Corp.*	456	32,791

Total Electrical Equipment		419,276

Electronic Equipment, Instruments & Components - 1.4%
Amphenol Corp. — Class A	627	36,454
Arrow Electronics, Inc.*	875	36,794
Avnet, Inc.*	1,008	36,369
AVX Corp.	2,775	35,243
Corning, Inc.	2,607	37,410
Dolby Laboratories, Inc. — Class A*	954	37,425
FLIR Systems, Inc.	1,268	28,479
Ingram Micro, Inc. — Class A*	2,005	39,017
IPG Photonics Corp.*	687	33,251
Itron, Inc.*	728	29,702
Jabil Circuit, Inc.	1,450	34,003
Molex, Inc.	1,305	36,005
National Instruments Corp.	1,155	31,416
Tech Data Corp.*	677	36,416
Trimble Navigation, Ltd.*	589	31,888
Vishay Intertechnology, Inc.*	3,054	34,266

Total Electronic Equipment, Instruments & Components		554,138

Energy Equipment & Services - 3.4%
Atwood Oceanics, Inc.*	1,305	57,850
Baker Hughes, Inc.	1,440	63,518
Cameron International Corp.*	1,176	60,270
CARBO Ceramics, Inc.	585	49,193
Core Laboratories NV	464	63,559
Diamond Offshore Drilling, Inc.	894	61,284
Dresser-Rand Group, Inc.*	1,281	62,359
FMC Technologies, Inc.*	1,231	57,857
Halliburton Co.	1,840	62,965
Helmerich & Payne, Inc.	1,107	56,889
IHS, Inc. — Class A*	347	35,071

	SHARES	MARKET VALUE

McDermott International, Inc.*	2,510	$28,363
Nabors Industries Ltd.*	3,395	56,527
National-Oilwell Varco, Inc.	772	58,487
Oceaneering International, Inc.	1,133	58,497
Oil States International, Inc.*	756	60,162
Patterson-UTI Energy, Inc.	3,441	55,641
Rowan Cos., Inc.*	1,841	63,570
RPC, Inc.	5,796	59,930
Schlumberger Ltd.	863	63,983
SEACOR Holdings, Inc.*	631	58,639
Superior Energy Services, Inc.*	2,303	61,997
Tidewater, Inc.	609	33,513
Unit Corp.*	1,394	58,896

Total Energy Equipment & Services		1,349,020

Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	286	25,217
CVS Caremark Corp.	1,985	88,571
Kroger Co. (The)	3,704	86,192
Safeway, Inc.	4,409	89,635
SUPERVALU, Inc.	14,442	85,785
Sysco Corp.	3,004	86,816
Wal-Mart Stores, Inc.	427	25,154
Walgreen Co.	2,586	90,665
Whole Foods Market, Inc.	1,069	88,802

Total Food & Staples Retailing		666,837

Food Products - 5.0%
Archer-Daniels-Midland Co.	2,823	87,033
Bunge Ltd.	1,335	86,107
Campbell Soup Co.	2,723	92,119
ConAgra Foods, Inc.	3,434	88,666
Corn Products International, Inc.	1,579	90,098
Dean Foods Co.*	7,369	90,491
Flowers Foods, Inc.	4,411	94,616
General Mills, Inc.	2,301	89,486
Green Mountain Coffee Roasters, Inc.*	1,733	84,484
H.J. Heinz Co.	1,693	90,254
Hershey Co. (The)	1,467	98,304
Hormel Foods Corp.	3,057	88,836
J.M. Smucker Co. (The)	1,116	88,867
Kellogg Co.	1,694	85,666
Kraft Foods, Inc. — Class A	2,346	93,535
McCormick & Co., Inc.	1,660	92,811
Mead Johnson Nutrition Co.	1,092	93,431
Post Holdings, Inc.*	2,805	83,449
Ralcorp Holdings, Inc.*	1,225	89,192
Sara Lee Corp.	4,162	91,730
Smithfield Foods, Inc.*	4,059	85,077
Tyson Foods, Inc. — Class A	4,612	84,169

Total Food Products		1,968,421

Gas Utilities - 1.1%
AGL Resources, Inc.	1,753	69,121
Atmos Energy Corp.	2,214	72,132
National Fuel Gas Co.	1,415	66,958

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	57

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

Oneok, Inc.	836	$71,804
Questar Corp.	3,547	70,053
UGI Corp.	2,501	72,979

Total Gas Utilities		423,047

Health Care Equipment & Supplies - 2.9%
Alere, Inc.*	1,833	43,790
Baxter International, Inc.	770	42,666
Becton, Dickinson and Co.	597	46,835
Boston Scientific Corp.*	7,510	47,013
C.R. Bard, Inc.	470	46,511
CareFusion Corp.*	1,800	46,638
Cooper Cos., Inc. (The)	580	51,139
Covidien PLC	853	47,111
DENTSPLY International, Inc.	1,158	47,547
Edwards Lifesciences Corp.*	627	52,022
Gen-Probe, Inc.*	691	56,351
Hill-Rom Holdings, Inc.	1,370	44,457
Hologic, Inc.*	2,146	41,032
IDEXX Laboratories, Inc.*	539	47,394
Intuitive Surgical, Inc.*	85	49,147
Medtronic, Inc.	1,173	44,809
ResMed, Inc.*	1,473	50,097
Sirona Dental Systems, Inc.*	896	45,257
St Jude Medical, Inc.	1,042	40,346
Stryker Corp.	839	45,784
Teleflex, Inc.	752	47,128
Thoratec Corp.*	1,361	47,376
Varian Medical Systems, Inc.*	663	42,047
Zimmer Holdings, Inc.	722	45,435

Total Health Care Equipment & Supplies		1,117,932

Health Care Providers & Services - 3.5%
Aetna, Inc.	987	43,467
AMERIGROUP Corp.*	697	43,047
AmerisourceBergen Corp.	1,176	43,759
Brookdale Senior Living, Inc.*	2,492	47,373
Cardinal Health, Inc.	1,072	45,313
Catalyst Health Solutions, Inc.*	726	62,705
CIGNA Corp.	984	45,490
Community Health Systems, Inc.*	2,055	50,019
Coventry Health Care, Inc.	1,415	42,436
DaVita, Inc.*	524	46,416
Express Scripts Holding Co.*	1,418	79,110
HCA Holdings, Inc.	1,911	51,444
Health Management Associates, Inc. — Class A*	6,825	49,140
Health Net, Inc.*	1,210	43,088
Henry Schein, Inc.*	607	46,581
Humana, Inc.	527	42,518
Laboratory Corp. of America Holdings*	507	44,560
LifePoint Hospitals, Inc.*	1,176	45,888
Lincare Holdings, Inc.	1,708	41,675
McKesson Corp.	526	48,082
Mednax, Inc.*	622	43,689
Omnicare, Inc.	1,348	46,964

	SHARES	MARKET VALUE

Patterson Cos., Inc.	1,423	$48,510
Quest Diagnostics, Inc.	766	44,191
Tenet Healthcare Corp.*	8,578	44,520
UnitedHealth Group, Inc.	837	46,998
Universal Health Services, Inc. — Class B	1,089	46,511
VCA Antech, Inc.*	2,027	47,959
WellPoint, Inc.	679	46,050

Total Health Care Providers & Services		1,377,503

Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc.*	2,661	29,484
Cerner Corp.*	609	49,384
SXC Health Solutions Corp.*	642	58,152

Total Health Care Technology		137,020

Hotels, Restaurants & Leisure - 1.6%
Bally Technologies, Inc.*	554	26,897
Brinker International, Inc.	936	29,456
Carnival Corp.	804	26,122
Chipotle Mexican Grill, Inc.*	62	25,677
Choice Hotels International, Inc.	693	26,071
Darden Restaurants, Inc.	513	25,691
Dunkin’ Brands Group, Inc.	859	27,806
Hyatt Hotels Corp. — Class A*	607	26,119
International Game Technology	1,525	23,759
Las Vegas Sands Corp.	444	24,638
Marriott International, Inc. — Class A	677	26,464
Marriott Vacations Worldwide Corp.*	915	27,020
McDonald’s Corp.	268	26,117
MGM Resorts International*	1,799	24,143
Panera Bread Co. — Class A*	161	25,425
Penn National Gaming, Inc.*	585	26,313
Royal Caribbean Cruises Ltd.	865	23,675
Starbucks Corp.	464	26,624
Starwood Hotels & Resorts Worldwide, Inc.	448	26,522
Wendy’s Co. (The)	5,228	25,460
WMS Industries, Inc.*	1,105	27,083
Wyndham Worldwide Corp.	573	28,845
Wynn Resorts Ltd.	203	27,080
Yum! Brands, Inc.	369	26,837

Total Hotels, Restaurants & Leisure		629,844

Household Durables - 0.9%
DR Horton, Inc.	1,654	27,043
Garmin Ltd.	546	25,733
Harman International Industries, Inc.	552	27,368
Jarden Corp.	651	27,296
Leggett & Platt, Inc.	1,139	24,796
Lennar Corp. — Class A	944	26,187
Mohawk Industries, Inc.*	389	26,071
Newell Rubbermaid, Inc.	1,444	26,281
NVR, Inc.*	35	27,438
Pulte Homes, Inc.*	2,880	28,339
Tempur-Pedic International, Inc.*	310	18,240

58	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

Toll Brothers, Inc.*	1,069	$27,153
Tupperware Brands Corp.	415	25,850
Whirlpool Corp.	340	21,767

Total Household Durables		359,562

Household Products - 1.4%
Church & Dwight Co., Inc.	1,824	92,659
Clorox Co. (The)	1,320	92,532
Colgate-Palmolive Co.	930	92,014
Energizer Holdings, Inc.*	1,232	87,878
Kimberly-Clark Corp.	1,221	95,812
Procter & Gamble Co. (The)	1,340	85,278

Total Household Products		546,173

Independent Power Producers & Energy Traders - 0.7%
AES Corp. (The)*	5,231	65,492
Calpine Corp.*	4,081	76,519
GenOn Energy, Inc.*	29,820	63,516
NRG Energy, Inc.*	4,175	70,975

Total Independent Power Producers & Energy Traders		276,502

Industrial Conglomerates - 0.4%
3M Co.	366	32,706
Carlisle Cos., Inc.	645	35,514
Danaher Corp.	591	32,044
General Electric Co.	1,630	31,915
Tyco International Ltd.	610	34,239

Total Industrial Conglomerates		166,418

Insurance - 2.9%
ACE Ltd.	299	22,715
AFLAC, Inc.	470	21,169
Alleghany Corp.*	66	22,631
Allied World Assurance Co. Holdings Ltd.	315	22,667
Allstate Corp. (The)	664	22,131
American Financial Group, Inc.	566	22,029
American International Group, Inc.*	739	25,148
American National Insurance Co.	298	20,920
Aon PLC	451	23,362
Arch Capital Group Ltd.*	595	23,372
Arthur J. Gallagher & Co.	609	22,874
Aspen Insurance Holdings Ltd.	776	21,976
Assurant, Inc.	526	21,219
Assured Guaranty Ltd.	1,306	18,519
Axis Capital Holdings Ltd.	659	22,419
Berkshire Hathaway, Inc. — Class B*	268	21,561
Brown & Brown, Inc.	927	25,001
Chubb Corp. (The)	319	23,309
Cincinnati Financial Corp.	622	22,156
CNA Financial Corp.	739	22,628
Endurance Specialty Holdings Ltd.	541	21,737
Erie Indemnity Co. — Class A	282	21,686
Everest Re Group Ltd.	235	23,288
Fidelity National Financial, Inc. — Class A	1,229	23,683

	SHARES	MARKET VALUE

Genworth Financial, Inc. — Class A*	2,510	$15,085
Hanover Insurance Group, Inc. (The)	534	21,552
Hartford Financial Services Group, Inc.	1,020	20,961
HCC Insurance Holdings, Inc.	700	22,372
Kemper Corp.	718	21,533
Lincoln National Corp.	811	20,088
Loews Corp.	553	22,745
Markel Corp.*	52	22,895
Marsh & McLennan Cos., Inc.	666	22,278
MBIA, Inc.*	2,319	23,376
Mercury General Corp.	502	22,685
MetLife, Inc.	581	20,933
Old Republic International Corp.	2,062	20,517
PartnerRe Ltd.	330	22,975
Principal Financial Group, Inc.	745	20,614
Progressive Corp. (The)	951	20,256
Protective Life Corp.	725	21,214
Prudential Financial, Inc.	345	20,886
Reinsurance Group of America, Inc.	367	21,337
RenaissanceRe Holdings Ltd.	295	23,028
StanCorp Financial Group, Inc.	527	20,226
Torchmark Corp.	436	21,238
Travelers Cos., Inc. (The)	375	24,120
Unum Group	897	21,295
Validus Holdings Ltd.	712	23,140
W.R. Berkley Corp.	606	22,822
White Mountains Insurance Group Ltd.	44	23,012
XL Group PLC	1,029	22,134

Total Insurance		1,143,517

Internet & Catalog Retail - 0.5%
Amazon.com, Inc.*	127	29,451
Expedia, Inc.	765	32,612
Groupon, Inc.*	2,027	21,709
HomeAway, Inc.*	1,021	26,597
Liberty Interactive Corp. — Series A*	1,329	25,039
Netflix, Inc.*	216	17,310
priceline.com, Inc.*	36	27,390
TripAdvisor, Inc.*	739	27,720

Total Internet & Catalog Retail		207,828

Internet Software & Services - 1.2%
Akamai Technologies, Inc.*	983	32,046
AOL, Inc.*	1,931	48,352
eBay, Inc.*	689	28,283
Equinix, Inc.*	244	40,065
Google, Inc. — Class A*	57	34,498
IAC/InterActiveCorp	736	35,438
LinkedIn Corp. — Class A*	359	38,934
Monster Worldwide, Inc.*	3,319	28,643
Rackspace Hosting, Inc.*	632	36,713
VeriSign, Inc.	967	39,753
VistaPrint NV*	655	24,425
WebMD Health Corp.*	1,802	40,996
Yahoo!, Inc.*	2,401	37,312

Total Internet Software & Services		465,458

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	59

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

IT Services - 2.0%
Accenture PLC — Class A	499	$32,410
Alliance Data Systems Corp.*	175	22,486
Amdocs Ltd.*	1,177	37,664
Automatic Data Processing, Inc.	586	32,593
Booz Allen Hamilton Holding Corp.	1,889	32,302
Broadridge Financial Solutions, Inc.	896	20,796
Cognizant Technology Solutions Corp. — Class A*	479	35,120
Computer Sciences Corp.	1,191	33,419
CoreLogic, Inc.*	1,333	22,261
DST Systems, Inc.	675	37,786
Fidelity National Information Services, Inc.	662	22,290
Fiserv, Inc.*	315	22,141
FleetCor Technologies, Inc.*	550	21,753
Gartner, Inc.*	862	37,756
Genpact Ltd.*	1,971	32,876
Global Payments, Inc.	434	20,151
International Business Machines Corp.	179	37,067
Lender Processing Services, Inc.	863	22,913
Mastercard, Inc. — Class A	51	23,066
NeuStar, Inc. — Class A*	994	36,132
Paychex, Inc.	1,017	31,507
SAIC, Inc.	2,769	33,671
Teradata Corp.*	541	37,751
Total System Services, Inc.	953	22,415
VeriFone Systems, Inc.*	712	33,920
Visa, Inc. — Class A	183	22,505
Western Union Co. (The)	1,211	22,258

Total IT Services		787,009

Leisure Equipment & Products - 0.2%
Hasbro, Inc.	699	25,681
Mattel, Inc.	759	25,502
Polaris Industries, Inc.	354	28,122

Total Leisure Equipment & Products		79,305

Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	715	30,159
Bio-Rad Laboratories, Inc. — Class A*	447	48,271
Bruker Corp.*	2,986	44,880
Charles River Laboratories International, Inc.*	1,280	45,478
Covance, Inc.*	956	44,703
Illumina, Inc.*	925	41,190
Life Technologies Corp.*	952	44,135
Mettler-Toledo International, Inc.*	172	30,843
PerkinElmer, Inc.	1,666	45,982
QIAGEN NV*	2,992	50,056
Techne Corp.	660	44,180
Thermo Fisher Scientific, Inc.	805	44,798
Waters Corp.*	351	29,523

Total Life Sciences Tools & Services		544,198

	SHARES	MARKET VALUE

Machinery - 3.3%
AGCO Corp.*	673	$31,342
Caterpillar, Inc.	302	31,037
CNH Global NV*	794	36,341
Crane Co.	681	30,052
Cummins, Inc.	267	30,927
Deere & Co.	396	32,615
Donaldson Co., Inc.	904	31,333
Dover Corp.	519	32,520
Eaton Corp.	652	31,413
Flowserve Corp.	280	32,180
Gardner Denver, Inc.	504	32,831
Graco, Inc.	618	32,946
Harsco Corp.	1,370	30,551
IDEX Corp.	778	33,695
Illinois Tool Works, Inc.	565	32,420
Ingersoll-Rand PLC	787	33,463
ITT Corp.	1,429	32,095
Joy Global, Inc.	442	31,280
Kennametal, Inc.	731	30,870
Lincoln Electric Holdings, Inc.	717	35,140
Manitowoc Co., Inc. (The)	2,302	31,883
Navistar International Corp.*	793	26,922
Nordson Corp.	592	31,909
Oshkosh Corp.*	1,410	32,190
PACCAR, Inc.	690	29,642
Pall Corp.	543	32,368
Parker Hannifin Corp.	380	33,322
Pentair, Inc.	811	35,149
Snap-on, Inc.	422	26,392
SPX Corp.	429	32,939
Stanley Black & Decker, Inc.	331	24,216
Terex Corp.*	1,387	31,402
Timken Co.	1,124	63,517
Toro Co. (The)	458	32,729
Trinity Industries, Inc.	979	28,978
Valmont Industries, Inc.	501	62,089
WABCO Holdings, Inc.*	431	27,166
Wabtec Corp.	432	33,601
Xylem, Inc.	1,167	32,536

Total Machinery		1,294,001

Marine - 0.2%
Alexander & Baldwin, Inc.	691	35,352
Kirby Corp.*	495	32,853

Total Marine		68,205

Media - 2.1%
AMC Networks, Inc. — Class A*	591	25,117
Cablevision Systems Corp. — Class A	1,751	25,950
CBS Corp. — Class B	803	26,780
Charter Communications, Inc. — Class A*	408	24,672
Clear Channel Outdoor Holdings, Inc. — Class A*	3,261	24,686
Comcast Corp. — Class A	865	26,235

60	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

DIRECTV — Class A*	541	$26,655
Discovery Communications, Inc. — Class A*	527	28,679
DISH Network Corp. — Class A	802	25,640
DreamWorks Animation SKG, Inc. — Class A*	1,426	25,682
Gannett Co., Inc.	1,680	23,218
Interpublic Group of Cos., Inc. (The)	2,237	26,419
John Wiley & Sons, Inc. — Class A	549	24,809
Lamar Advertising Co. — Class A*	795	25,297
Liberty Global, Inc. — Class A*	517	25,752
Liberty Media Corp. - Liberty Capital — Series A*	295	25,795
Madison Square Garden, Inc. (The) — Class A*	773	27,805
McGraw-Hill Cos., Inc. (The)	549	26,994
Morningstar, Inc.	353	20,375
News Corp. — Class A	1,288	25,245
Omnicom Group, Inc.	512	26,271
Pandora Media, Inc.*	2,489	21,405
Regal Entertainment Group — Class A	1,911	26,009
Scripps Networks Interactive, Inc. — Class A	530	26,617
Sirius XM Radio, Inc.*	11,594	26,202
Thomson Reuters Corp.	741	22,097
Time Warner Cable, Inc.	321	25,824
Time Warner, Inc.	710	26,597
Viacom, Inc. — Class B	548	25,422
Virgin Media, Inc.	1,067	26,206
Walt Disney Co. (The)	591	25,478
Washington Post Co. (The) — Class B	67	25,337

Total Media		815,270

Metals & Mining - 2.9%
AK Steel Holding Corp.	7,634	56,644
Alcoa, Inc.	5,844	56,862
Allegheny Technologies, Inc.	1,399	60,073
Allied Nevada Gold Corp.*	1,867	54,684
Carpenter Technology Corp.	1,126	62,673
Cliffs Natural Resources, Inc.	838	52,174
Commercial Metals Co.	4,082	60,332
Compass Minerals International, Inc.	831	63,588
Freeport-McMoRan Copper & Gold, Inc.	1,517	58,101
Molycorp, Inc.*	1,828	49,466
Newmont Mining Corp.	1,120	53,368
Nucor Corp.	1,352	53,012
Reliance Steel & Aluminum Co.	1,040	58,126
Royal Gold, Inc.	909	56,322
Schnitzer Steel Industries, Inc. — Class A	1,449	57,772
Southern Copper Corp.	1,854	60,959
Steel Dynamics, Inc.	4,018	51,310
Titanium Metals Corp.	4,260	62,920
United States Steel Corp.	2,004	56,773

	SHARES	MARKET VALUE

Walter Energy, Inc.	989	$65,581

Total Metals & Mining		1,150,740

Multi-Utilities - 3.3%
Alliant Energy Corp.	1,596	72,203
Ameren Corp.	2,122	69,580
CenterPoint Energy, Inc.	3,526	71,260
CMS Energy Corp.	3,134	72,051
Consolidated Edison, Inc.	1,192	70,864
Dominion Resources, Inc.	1,351	70,509
DTE Energy Co.	1,245	70,193
Integrys Energy Group, Inc.	1,293	70,649
MDU Resources Group, Inc.	3,089	70,862
NiSource, Inc.	2,863	70,573
PG&E Corp.	1,576	69,628
Public Service Enterprise Group, Inc.	2,278	70,960
SCANA Corp.	1,519	70,056
Sempra Energy	1,167	75,552
TECO Energy, Inc.	3,888	70,062
Vectren Corp.	2,369	69,767
Wisconsin Energy Corp.	1,955	72,022
Xcel Energy, Inc.	2,603	70,437

Total Multi-Utilities		1,277,228

Multiline Retail - 0.7%
Big Lots, Inc.*	557	20,409
Dillard’s, Inc. — Class A	412	26,599
Dollar General Corp.*	570	27,052
Dollar Tree, Inc.*	273	27,753
Family Dollar Stores, Inc.	448	30,262
J.C. Penney Co., Inc.	711	25,639
Kohl’s Corp.	531	26,619
Macy’s, Inc.	645	26,458
Nordstrom, Inc.	471	26,310
Sears Holdings Corp.*	355	19,092
Target Corp.	448	25,957

Total Multiline Retail		282,150

Office Electronics - 0.2%
Xerox Corp.	3,902	30,358
Zebra Technologies Corp. — Class A*	785	30,450

Total Office Electronics		60,808

Oil, Gas & Consumable Fuels - 7.7%
Alpha Natural Resources, Inc.*	3,892	62,778
Anadarko Petroleum Corp.	771	56,445
Apache Corp.	596	57,180
Arch Coal, Inc.	5,364	52,353
Cabot Oil & Gas Corp.	1,884	66,204
Chesapeake Energy Corp.	2,492	45,952
Chevron Corp.	564	60,100
Cimarex Energy Co.	776	53,629
Cobalt International Energy, Inc.*	2,016	53,948
Concho Resources, Inc.*	596	63,879
ConocoPhillips	786	56,301
CONSOL Energy, Inc.	1,777	59,068
Continental Resources, Inc.*	693	61,850

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	61

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

Denbury Resources, Inc.*	3,286	$62,565
Devon Energy Corp.	849	59,303
El Paso Corp.	2,018	59,874
Energen Corp.	1,381	72,337
EOG Resources, Inc.	543	59,627
EQT Corp.	1,223	60,930
EXCO Resources, Inc.	8,752	64,240
Exxon Mobil Corp.	697	60,179
Forest Oil Corp.*	4,782	63,696
Hess Corp.	1,012	52,766
HollyFrontier Corp.	1,810	55,784
Kinder Morgan, Inc.	1,571	56,399
Kosmos Energy Ltd.*	4,545	55,358
Laredo Petroleum Holdings, Inc.*	2,652	70,066
Marathon Oil Corp.	1,885	55,306
Marathon Petroleum Corp.	1,373	57,131
Murphy Oil Corp.	1,066	58,598
Newfield Exploration Co.*	1,737	62,358
Noble Energy, Inc.	613	60,883
Occidental Petroleum Corp.	614	56,009
Peabody Energy Corp.	2,023	62,936
Pioneer Natural Resources Co.	566	65,554
Plains Exploration & Production Co.*	1,380	56,373
QEP Resources, Inc.	1,997	61,528
Quicksilver Resources, Inc.*	11,373	53,453
Range Resources Corp.	1,031	68,726
SandRidge Energy, Inc.*	7,531	60,173
SM Energy Co.	828	54,739
Southwestern Energy Co.*	1,909	60,286
Spectra Energy Corp.	1,892	58,160
Sunoco, Inc.	1,554	76,597
Teekay Corp.	978	35,306
Tesoro Corp.*	2,109	49,034
Ultra Petroleum Corp.*	2,570	50,783
Valero Energy Corp.	2,195	54,217
Whiting Petroleum Corp.*	1,098	62,806
Williams Cos., Inc. (The)	1,949	66,324
WPX Energy, Inc.*	3,085	54,203

Total Oil, Gas & Consumable Fuels		3,004,294

Paper & Forest Products - 0.4%
Domtar Corp.	609	53,275
International Paper Co.	1,645	54,795
MeadWestvaco Corp.	1,860	59,185

Total Paper & Forest Products		167,255

Personal Products - 0.4%
Avon Products, Inc.	1,345	29,052
Estee Lauder Cos., Inc. (The) — Class A	417	27,251
Herbalife Ltd.	1,260	88,603

Total Personal Products		144,906

Pharmaceuticals - 1.7%
Abbott Laboratories	757	46,979
Allergan, Inc.	492	47,232
Bristol-Myers Squibb Co.	1,378	45,984

	SHARES	MARKET VALUE

Eli Lilly & Co.	1,153	$47,723
Endo Pharmaceuticals Holdings, Inc.*	1,196	42,027
Forest Laboratories, Inc.*	1,336	46,533
Hospira, Inc.*	1,217	42,741
Johnson & Johnson, Inc.	710	46,214
Merck & Co., Inc.	1,196	46,931
Mylan, Inc.*	1,988	43,159
Perrigo Co.	452	47,415
Pfizer, Inc.	2,063	47,305
Warner Chilcott PLC — Class A*	2,779	60,443
Watson Pharmaceuticals, Inc.*	696	52,451

Total Pharmaceuticals		663,137

Professional Services - 0.5%
Dun & Bradstreet Corp. (The)	260	20,223
Equifax, Inc.	497	22,773
Manpower, Inc.	692	29,479
Nielsen Holdings NV*	861	25,158
Robert Half International, Inc.	1,062	31,648
Towers Watson & Co. — Class A	495	32,373
Verisk Analytics, Inc. — Class A*	697	34,118

Total Professional Services		195,772

Real Estate Investment Trusts (REITs) - 2.6%
Alexandria Real Estate Equities, Inc.	301	22,551
American Capital Agency Corp.	748	23,368
American Tower Corp.	353	23,150
Annaly Capital Management, Inc.	1,351	22,048
Apartment Investment & Management Co. — Class A	846	22,969
AvalonBay Communities, Inc.	158	22,973
Boston Properties, Inc.	211	22,841
Brandywine Realty Trust	1,934	22,937
BRE Properties, Inc.	442	23,205
Camden Property Trust	341	23,075
Chimera Investment Corp.	7,336	21,201
CommonWealth	1,189	22,294
Corporate Office Properties Trust	936	22,043
DDR Corp.	1,472	21,786
Digital Realty Trust, Inc.	299	22,452
Douglas Emmett, Inc.	961	22,334
Duke Realty Corp.	1,531	22,689
Equity Residential	361	22,180
Essex Property Trust, Inc.	147	23,222
Federal Realty Investment Trust	225	22,649
General Growth Properties, Inc.	1,305	23,229
HCP, Inc.	550	22,797
Health Care REIT, Inc.	400	22,664
Hospitality Properties Trust	840	23,167
Host Hotels & Resorts, Inc.	1,326	22,065
Kimco Realty Corp.	1,124	21,817
Liberty Property Trust	620	22,599
Macerich Co. (The)	384	23,643
Mack-Cali Realty Corp.	766	22,000
Piedmont Office Realty Trust, Inc. — Class A	1,222	21,678

62	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

Plum Creek Timber Co., Inc.	529	$22,239
ProLogis, Inc.	619	22,148
Public Storage	160	22,922
Rayonier, Inc.	496	22,494
Realty Income Corp.	566	22,266
Regency Centers Corp.	494	22,210
Rouse Properties, Inc.*	1,556	20,913
Senior Housing Properties Trust	1,002	22,124
Simon Property Group, Inc.	152	23,651
SL Green Realty Corp.	285	23,495
Taubman Centers, Inc.	304	23,463
UDR, Inc.	856	22,538
Ventas, Inc.	384	22,575
Vornado Realty Trust	261	22,404
Weingarten Realty Investors	829	22,018
Weyerhaeuser Co.	995	20,258

Total Real Estate Investment Trusts (REITs)		1,035,344

Real Estate Management & Development - 0.3%
CBRE Group, Inc.*	1,074	20,202
Forest City Enterprises, Inc. — Class A*	1,448	23,096
Howard Hughes Corp. (The)*	343	23,019
Jones Lang LaSalle, Inc.	260	20,784
St Joe Co. (The)*	1,145	20,415

Total Real Estate Management & Development		107,516

Road & Rail - 0.7%
Con-way, Inc.	983	31,948
CSX Corp.	1,480	33,019
Hertz Global Holdings, Inc.*	1,746	26,906
JB Hunt Transport Services, Inc.	595	32,921
Kansas City Southern	455	35,044
Landstar System, Inc.	562	30,106
Norfolk Southern Corp.	493	35,954
Ryder System, Inc.	616	30,012
Union Pacific Corp.	296	33,282

Total Road & Rail		289,192

Semiconductors & Semiconductor Equipment - 3.1%
Advanced Micro Devices, Inc.*	4,524	33,297
Altera Corp.	942	33,507
Analog Devices, Inc.	918	35,784
Applied Materials, Inc.	2,890	34,651
Atmel Corp.*	3,566	31,630
Avago Technologies Ltd.	955	32,928
Broadcom Corp. — Class A*	951	34,807
Cree, Inc.*	1,176	36,338
Cypress Semiconductor Corp.*	2,340	36,270
Fairchild Semiconductor International, Inc.*	2,487	35,241
First Solar, Inc.*	2,313	42,559
Freescale Semiconductor Holdings I Ltd.*	2,323	28,829
Intel Corp.	1,314	37,318
International Rectifier Corp.*	1,590	34,710
Intersil Corp. — Class A	3,244	33,316

	SHARES	MARKET VALUE

KLA-Tencor Corp.	681	$35,514
Lam Research Corp.*	825	34,361
Linear Technology Corp.	1,106	36,177
LSI Corp.*	4,278	34,395
Marvell Technology Group Ltd.*	2,352	35,304
Maxim Integrated Products, Inc.	1,283	37,951
MEMC Electronic Materials, Inc.*	9,523	34,188
Microchip Technology, Inc.	1,004	35,481
Micron Technology, Inc.*	4,321	28,475
Novellus Systems, Inc.*	739	34,548
NVIDIA Corp.*	2,500	32,500
ON Semiconductor Corp.*	4,108	33,932
PMC — Sierra, Inc.*	5,110	36,128
Silicon Laboratories, Inc.*	845	29,989
Skyworks Solutions, Inc.*	1,295	35,146
SunPower Corp.*	9,095	51,023
Teradyne, Inc.*	2,149	36,984
Texas Instruments, Inc.	1,094	34,942
Xilinx, Inc.	1,017	36,999

Total Semiconductors & Semiconductor Equipment		1,195,222

Software - 2.5%
Activision Blizzard, Inc.	2,881	37,078
Adobe Systems, Inc.*	1,070	35,909
ANSYS, Inc.*	560	37,559
Ariba, Inc.*	1,115	42,593
Autodesk, Inc.*	878	34,567
BMC Software, Inc.*	927	38,248
CA, Inc.	1,329	35,112
Cadence Design Systems, Inc.*	3,051	35,605
Citrix Systems, Inc.*	467	39,980
Compuware Corp.*	3,933	34,296
Electronic Arts, Inc.*	2,177	33,482
Factset Research Systems, Inc.	220	23,069
Fortinet, Inc.*	1,366	35,680
Informatica Corp.*	706	32,490
Intuit, Inc.	623	36,115
MICROS Systems, Inc.*	673	38,247
Microsoft Corp.	1,139	36,471
Nuance Communications, Inc.*	1,447	35,365
Oracle Corp.	1,262	37,090
Red Hat, Inc.*	714	42,562
Rovi Corp.*	1,139	32,575
Salesforce.com, Inc.*	241	37,531
Solera Holdings, Inc.	786	35,323
Symantec Corp.*	1,994	32,941
Synopsys, Inc.*	1,212	36,372
TIBCO Software, Inc.*	1,176	38,690
VMware, Inc. — Class A*	341	38,097
Zynga, Inc. — Class A*	2,846	23,736

Total Software		996,783

Specialty Retail - 2.1%
Aaron’s, Inc.	1,001	27,197
Abercrombie & Fitch Co. — Class A	510	25,587

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	63

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	April 30, 2012

GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

Advance Auto Parts, Inc.	288	$26,438
American Eagle Outfitters, Inc.	1,490	26,835
AutoNation, Inc.*	737	25,485
AutoZone, Inc.*	69	27,335
Bed Bath & Beyond, Inc.*	387	27,241
Best Buy Co., Inc.	969	21,386
CarMax, Inc.*	750	23,153
Chico’s FAS, Inc.	1,704	26,173
Dick’s Sporting Goods, Inc.	532	26,919
DSW, Inc. — Class A	475	26,723
Foot Locker, Inc.	825	25,237
GameStop Corp. — Class A	1,098	24,990
Gap, Inc. (The)	978	27,873
Guess?, Inc.	820	24,010
Home Depot, Inc.	521	26,983
Limited Brands, Inc.	526	26,142
Lowe’s Cos., Inc.	837	26,340
O’Reilly Automotive, Inc.*	286	30,162
PetSmart, Inc.	450	26,217
RadioShack Corp.	4,026	20,855
Ross Stores, Inc.	442	27,223
Sally Beauty Holdings, Inc.*	1,035	27,531
Signet Jewelers Ltd.	527	25,702
Staples, Inc.	1,570	24,178
Tiffany & Co.	364	24,919
TJX Cos., Inc.	660	27,529
Tractor Supply Co.	287	28,244
Ulta Salon Cosmetics & Fragrance, Inc.	278	24,514
Urban Outfitters, Inc.*	878	25,427
Williams-Sonoma, Inc.	670	25,922

Total Specialty Retail		830,470

Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc.	331	24,216
Deckers Outdoor Corp.*	396	20,200
Fossil, Inc.*	195	25,481
Hanesbrands, Inc.*	883	24,918
Michael Kors Holdings Ltd.*	561	25,621
NIKE, Inc. — Class B	242	27,072
PVH Corp.	290	25,752
Ralph Lauren Corp.	148	25,496
Under Armour, Inc. — Class A*	267	26,147
V.F. Corp.	173	26,305

Total Textiles, Apparel & Luxury Goods		251,208

Thrifts & Mortgage Finance - 0.4%
BankUnited, Inc.	890	21,894
Capitol Federal Financial, Inc.	1,851	21,860
Hudson City Bancorp, Inc.	3,017	21,300

	SHARES	MARKET VALUE

New York Community Bancorp, Inc.	1,608	$21,692
People’s United Financial, Inc.	1,647	20,324
TFS Financial Corp.*	2,302	22,629
Washington Federal, Inc.	1,306	22,907

Total Thrifts & Mortgage Finance		152,606

Tobacco - 0.9%
Altria Group, Inc.	2,940	94,698
Lorillard, Inc.	683	92,403
Philip Morris International, Inc.	1,028	92,016
Reynolds American, Inc.	2,176	88,846

Total Tobacco		367,963

Trading Companies & Distributors - 0.5%
Air Lease Corp.*	1,311	30,835
Fastenal Co.	1,077	50,425
GATX Corp.	782	33,525
MSC Industrial Direct Co. — Class A	392	28,894
W.W. Grainger, Inc.	149	30,965
WESCO International, Inc.*	493	32,730

Total Trading Companies & Distributors		207,374

Water Utilities - 0.4%
American Water Works Co., Inc.	2,024	69,302
Aqua America, Inc.	3,078	69,901

Total Water Utilities		139,203

Wireless Telecommunication Services - 1.1%
Clearwire Corp. — Class A*	29,438	43,127
Crown Castle International Corp.*	697	39,457
MetroPCS Communications, Inc.*	7,384	53,903
NII Holdings, Inc.*	3,791	53,055
SBA Communications Corp. — Class A*	731	39,284
Sprint Nextel Corp.*	24,341	60,366
Telephone & Data Systems, Inc.	2,958	71,850
United States Cellular Corp.*	1,684	66,046

Total Wireless Telecommunication Services		427,088

Total Common Stocks (Cost $37,951,309)		39,193,913

SHORT TERM INVESTMENTS - 0.1%
SSgA Government Money Market Fund	44,878	44,878

Total Short Term Investments (Cost $44,878)		44,878

Total Investments - 100.0%[a] (Cost $37,996,187)		39,238,791

Other Assets and Liabilities, net - 0.0%[b]		11,138

Net Assets - 100.0%		$39,249,929

*	Non-Income Producing Security.
[a]	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.
[b]	Amount represents less than 0.05% of net assets.
REIT — Real Estate Investment Trust
Tracking Stock — A security issued by a parent company that tracks the performance of a particular division.

64	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2012

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

COMMON STOCKS - 99.6%
Aerospace & Defense - 1.0%
AAR Corp.	450	$6,952
Aerovironment, Inc.*	312	7,588
American Science & Engineering, Inc.	110	7,184
Astronics Corp.*	234	7,429
Ceradyne, Inc.	258	6,533
Cubic Corp.	177	8,183
Curtiss-Wright Corp.	222	7,834
DigitalGlobe, Inc.*	571	7,006
Ducommun, Inc.*	639	7,540
Esterline Technologies Corp.*	114	7,808
GenCorp, Inc.*	1,241	8,526
GeoEye, Inc.*	311	7,128
HEICO Corp.	198	7,963
Hexcel Corp.*	748	20,480
KEYW Holding Corp. (The)*	1,024	9,626
Kratos Defense & Security Solutions, Inc.*	1,456	8,081
LMI Aerospace, Inc.*	442	8,084
Moog, Inc. — Class A*	189	7,989
National Presto Industries, Inc.	98	7,225
Orbital Sciences Corp.*	631	7,925
Taser International, Inc.*	1,823	8,386
Teledyne Technologies, Inc.*	134	8,659
Triumph Group, Inc.	129	8,104

Total Aerospace & Defense		192,233

Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc.*	1,485	7,870
Atlas Air Worldwide Holdings, Inc.*	172	7,921
Echo Global Logistics, Inc.*	501	8,532
Forward Air Corp.	232	7,837
HUB Group, Inc. — Class A*	232	8,120
Pacer International, Inc.*	1,366	8,210
Park-Ohio Holdings Corp.*	407	8,787

Total Air Freight & Logistics		57,277

Airlines - 0.4%
Alaska Air Group, Inc.*	236	7,977
Allegiant Travel Co.*	156	9,167
Hawaiian Holdings, Inc.*	1,589	8,994
JetBlue Airways Corp.*	1,654	7,856
Republic Airways Holdings, Inc.*	1,701	8,658
SkyWest, Inc.	752	6,760
Spirit Airlines, Inc.*	430	10,329
US Airways Group, Inc.*	1,109	11,378

Total Airlines		71,119

Auto Components - 0.6%
American Axle & Manufacturing Holdings, Inc.*	651	6,308
Amerigon, Inc.*	481	6,878
Cooper Tire & Rubber Co.	475	7,101
Dana Holding Corp.	473	6,915
Dorman Products, Inc.*	151	7,215

	SHARES	MARKET VALUE

Drew Industries, Inc.*	277	$8,249
Exide Technologies*	2,407	6,932
Fuel Systems Solutions, Inc.*	278	6,519
Modine Manufacturing Co.*	949	7,497
Motorcar Parts of America, Inc.*	769	5,814
Spartan Motors, Inc.	1,522	6,621
Standard Motor Products, Inc.	416	6,269
Stoneridge, Inc.*	709	6,112
Superior Industries International, Inc.	388	6,639
Tenneco, Inc.*	201	6,197
Tower International, Inc.*	577	6,139

Total Auto Components		107,405

Automobiles - 0.0%[a]
Winnebago Industries, Inc.*	766	7,469

Total Automobiles		7,469

Beverages - 0.9%
Boston Beer Co., Inc. — Class A*	422	43,601
Central European Distribution Corp.*	8,205	40,040
Coca-Cola Bottling Co. Consolidated	707	45,354
National Beverage Corp.*	2,754	40,925

Total Beverages		169,920

Biotechnology - 3.7%
Achillion Pharmaceuticals, Inc.*	778	5,174
Acorda Therapeutics, Inc.*	291	7,345
Aegerion Pharmaceuticals, Inc.*	542	6,748
Affymax, Inc.*	550	7,211
Alkermes PLC*	462	7,993
Allos Therapeutics, Inc.*	5,306	9,657
Alnylam Pharmaceuticals, Inc.*	693	7,893
AMAG Pharmaceuticals, Inc.*	487	7,626
Amicus Therapeutics, Inc.*	1,387	6,769
Anacor Pharmaceuticals, Inc.*	1,231	6,832
Anthera Pharmaceuticals, Inc.*	3,474	5,419
Ardea Biosciences, Inc.*	341	10,864
Arena Pharmaceuticals, Inc.*	2,409	5,878
Ariad Pharmaceuticals, Inc.*	488	7,954
ArQule, Inc.*	1,074	7,572
Array Biopharma, Inc.*	2,409	8,407
Astex Pharmaceuticals, Inc.*	4,387	7,721
AVEO Pharmaceuticals, Inc.*	606	6,969
AVI BioPharma, Inc.*	4,970	4,146
BioCryst Pharmaceuticals, Inc.*	1,507	5,455
BioMimetic Therapeutics, Inc.*	3,385	9,038
Biosante Pharmaceuticals, Inc.*	11,036	6,070
Biospecifics Technologies Corp.*	487	7,183
Biotime, Inc.*	1,616	6,125
Cell Therapeutics, Inc.*	5,774	6,409
Celldex Therapeutics, Inc.*	1,482	6,758
Cepheid, Inc.*	182	6,991
Chelsea Therapeutics International Ltd.*	2,066	4,380
ChemoCentryx, Inc.*	693	11,920
Cleveland Biolabs, Inc.*	2,689	5,217
Clovis Oncology, Inc.*	308	5,522

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	65

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

Codexis, Inc.*	2,134	$7,725
Cubist Pharmaceuticals, Inc.*	178	7,526
Curis, Inc.*	1,599	7,659
Cytori Therapeutics, Inc.*	2,930	6,944
Dusa Pharmaceuticals, Inc.*	1,227	7,190
Dyax Corp.*	5,001	8,152
Dynavax Technologies Corp.*	1,671	8,372
Emergent Biosolutions, Inc.*	488	6,861
Enzon Pharmaceuticals, Inc.*	1,088	6,778
Exact Sciences Corp.*	768	8,271
Exelixis, Inc.*	1,380	6,624
Genomic Health, Inc.*	250	7,165
Geron Corp.*	4,338	7,288
GTx, Inc.*	2,040	6,385
Halozyme Therapeutics, Inc.*	588	4,757
Idenix Pharmaceuticals, Inc.*	750	6,578
Immunogen, Inc.*	555	7,076
Immunomedics, Inc.*	2,111	7,578
Incyte Corp., Ltd.*	400	9,072
Infinity Pharmaceuticals, Inc.*	669	9,032
Insmed, Inc.*	2,105	6,083
InterMune, Inc.*	551	5,752
Ironwood Pharmaceuticals, Inc.*	570	7,530
Isis Pharmaceuticals, Inc.*	860	6,880
Keryx Biopharmaceuticals, Inc.*	1,619	2,558
Lexicon Pharmaceuticals, Inc.*	4,027	6,524
Ligand Pharmaceuticals, Inc. — Class B*	439	5,931
MannKind Corp.*	3,128	7,038
Maxygen, Inc.*	1,359	7,678
Medivation, Inc.*	106	8,573
Metabolix, Inc.*	2,351	6,371
Momenta Pharmaceuticals, Inc.*	512	8,131
Nabi Biopharmaceuticals*	4,244	7,087
Neurocrine Biosciences, Inc.*	1,009	7,497
NewLink Genetics Corp.*	831	9,673
Novavax, Inc.*	5,949	8,091
NPS Pharmaceuticals, Inc.*	1,128	8,076
Nymox Pharmaceutical Corp.*	959	7,816
OncoGenex Pharmaceutical, Inc.*	573	7,449
Oncothyreon, Inc.*	1,757	7,538
Onyx Pharmaceuticals, Inc.*	206	9,375
Opko Health, Inc.*	1,636	7,771
Orexigen Therapeutics, Inc.*	1,696	5,936
Osiris Therapeutics, Inc.*	1,490	7,912
PDL BioPharma, Inc.	1,225	7,705
Peregrine Pharmaceuticals, Inc.*	14,277	6,710
Pharmacyclics, Inc.*	274	7,551
PharmAthene, Inc.*	4,619	7,483
Progenics Pharmaceuticals, Inc.*	785	8,627
Raptor Pharmaceutical Corp.*	1,130	6,622
Rigel Pharmaceuticals, Inc.*	978	7,560
Sangamo Biosciences, Inc.*	1,496	6,956
Savient Pharmaceuticals, Inc.*	3,619	8,577

	SHARES	MARKET VALUE

Sciclone Pharmaceuticals, Inc.*	1,229	$7,362
Seattle Genetics, Inc.*	378	7,473
SIGA Technologies, Inc.*	2,337	7,712
Spectrum Pharmaceuticals, Inc.*	606	6,442
Sunesis Pharmaceuticals, Inc.*	3,104	8,536
Synta Pharmaceuticals Corp.*	1,749	7,608
Targacept, Inc.*	1,487	7,063
Theravance, Inc.*	393	8,505
Trius Therapeutics, Inc.*	1,534	8,238
Vanda Pharmaceuticals, Inc.*	1,593	7,057
Verastem, Inc.*	731	7,588
Vical, Inc.*	2,365	7,379
Zalicus, Inc.*	7,271	7,635
ZIOPHARM Oncology, Inc.*	1,428	6,797

Total Biotechnology		712,735

Building Products - 1.3%
AAON, Inc.	865	17,646
Ameresco, Inc. — Class A*	1,496	18,236
American Woodmark Corp.	407	7,306
AO Smith Corp.	187	8,901
Apogee Enterprises, Inc.	1,393	21,396
Builders FirstSource, Inc.*	4,085	17,034
Gibraltar Industries, Inc.*	1,184	16,008
Griffon Corp.	1,687	16,718
Insteel Industries, Inc.	1,473	16,748
NCI Building Systems, Inc.*	1,537	18,429
Quanex Building Products Corp.	1,037	19,112
Simpson Manufacturing Co., Inc.	560	17,377
Trex Co., Inc.*	565	18,080
Universal Forest Products, Inc.	532	19,897
USG Corp.*	991	17,888

Total Building Products		250,776

Capital Markets - 1.6%
Apollo Investment Corp.	744	5,394
Arlington Asset Investment Corp. — Class A	223	5,243
Artio Global Investors, Inc.	1,021	3,696
BGC Partners, Inc. — Class A	679	4,733
BlackRock Kelso Capital Corp.	514	4,960
Calamos Asset Management, Inc. — Class A	387	5,000
Capital Southwest Corp.	53	5,073
CIFC Corp.*	971	5,807
Cohen & Steers, Inc.	162	5,709
Cowen Group, Inc. — Class A*	1,756	4,425
Diamond Hill Investment Group, Inc.	68	5,161
Duff & Phelps Corp. — Class A	316	5,024
Edelman Financial Group, Inc.	702	6,199
Epoch Holding Corp.	199	5,373
Evercore Partners, Inc. — Class A	169	4,467
FBR & Co.*	1,969	5,218
Fidus Investment Corp.	381	5,166
Fifth Street Finance Corp.	518	5,087

66	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

Financial Engines, Inc.*	223	$5,093
FXCM, Inc. — Class A	372	4,308
GAMCO Investors, Inc. — Class A	103	4,641
GFI Group, Inc.	1,311	4,326
Gladstone Capital Corp.	609	4,878
Gladstone Investment Corp.	643	4,771
Gleacher & Co., Inc.*	3,612	3,756
Golub Capital BDC, Inc.	346	5,142
Harris & Harris Group, Inc.*	1,126	4,538
Hercules Technology Growth Capital, Inc.	456	5,203
HFF, Inc. — Class A*	305	4,984
ICG Group, Inc.*	847	8,030
INTL FCStone, Inc.*	228	4,902
Investment Technology Group, Inc.*	411	4,192
JMP Group, Inc.	661	4,898
KBW, Inc.	267	4,550
Knight Capital Group, Inc. — Class A*	378	4,967
Kohlberg Capital Corp.	714	4,405
Ladenburg Thalmann Financial Services, Inc.*	2,685	4,430
Main Street Capital Corp.	206	5,276
Manning & Napier, Inc.	335	4,858
MCG Capital Corp.	1,146	4,802
Medallion Financial Corp.	446	4,875
Medley Capital Corp.	448	5,058
MVC Capital, Inc.	382	5,042
New Mountain Finance Corp.	379	5,120
NGP Capital Resources Co.	746	4,543
Oppenheimer Holdings, Inc. — Class A	275	4,692
PennantPark Investment Corp.	474	4,953
Piper Jaffray Cos.*	187	4,535
Prospect Capital Corp.	461	5,034
Pzena Investment Management, Inc. — Class A	796	4,688
Safeguard Scientifics, Inc.*	440	7,198
Solar Capital Ltd.	232	4,816
Solar Senior Capital Ltd.	311	5,041
Stifel Financial Corp.*	129	4,698
SWS Group, Inc.	861	4,856
THL Credit, Inc.	393	4,952
TICC Capital Corp.	523	4,817
Triangle Capital Corp.	260	5,255
Virtus Investment Partners, Inc.*	61	5,148
Walter Investment Management Corp.	214	4,329
Westwood Holdings Group, Inc.	130	4,781

Total Capital Markets		303,116

Chemicals - 3.2%
A. Schulman, Inc.	667	16,415
American Vanguard Corp.	867	21,675
Balchem Corp.	617	17,831
Calgon Carbon Corp.*	1,162	16,082
Chase Corp.	1,134	16,840
Chemtura Corp.*	1,070	18,211

	SHARES	MARKET VALUE

Ferro Corp.*	2,956	$15,342
Flotek Industries, Inc.*	1,658	22,615
FutureFuel Corp.	1,649	16,226
Georgia Gulf Corp.*	536	19,001
GSE Holding, Inc.*	629	7,957
H.B. Fuller Co.	579	19,049
Hawkins, Inc.	477	16,566
Innophos Holdings, Inc.	378	18,586
Innospec, Inc.*	591	17,866
KMG Chemicals, Inc.	967	16,671
Koppers Holdings, Inc.	480	18,663
Kraton Performance Polymers, Inc.*	682	17,732
Landec Corp.*	2,773	17,858
LSB Industries, Inc.*	467	15,841
Minerals Technologies, Inc.	278	18,654
NewMarket Corp.	97	21,652
Olin Corp.	831	17,418
OM Group, Inc.*	658	15,871
Omnova Solutions, Inc.*	2,707	21,223
PolyOne Corp.	1,268	17,575
Quaker Chemical Corp.	464	20,138
Senomyx, Inc.*	6,162	13,495
Sensient Technologies Corp.	489	18,166
Spartech Corp.*	3,466	16,914
Stepan Co.	208	18,899
TPC Group, Inc.*	431	18,093
Tredegar Corp.	917	15,910
Zep, Inc.	1,229	17,513
Zoltek Cos., Inc.*	1,796	19,810

Total Chemicals		618,358

Commercial Banks - 3.6%
1st Source Corp.	198	4,493
1st United Bancorp, Inc.*	812	4,921
Alliance Financial Corp.	162	4,943
Ameris Bancorp*	379	4,700
Ames National Corp.	219	4,836
Arrow Financial Corp.	205	4,908
Bancfirst Corp.	116	4,837
Banco Latinoamericano de Comercio Exterior SA — Class E	237	4,941
Bancorp, Inc. (The)*	513	5,269
BancorpSouth, Inc.	366	4,930
Bank of Kentucky Financial Corp.	181	4,563
Bank of Marin Bancorp	126	4,671
Bank of the Ozarks, Inc.	160	4,944
Banner Corp.	224	4,917
BBCN Bancorp, Inc.*	454	4,985
Boston Private Financial Holdings, Inc.	503	4,688
Bridge Bancorp, Inc.	228	4,441
Bridge Capital Holdings*	384	5,871
Bryn Mawr Bank Corp.	222	4,771
Camden National Corp.	137	4,455
Capital Bank Corp.*	2,232	5,134
Capital City Bank Group, Inc.	681	5,686

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	67

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

Cardinal Financial Corp.	448	$5,407
Cascade Bancorp*	837	4,763
Cathay General Bancorp	282	4,856
Center Bancorp, Inc.	490	5,179
Centerstate Banks, Inc.	626	5,033
Central Pacific Financial Corp.*	366	5,205
Century Bancorp, Inc. — Class A	176	4,835
Chemical Financial Corp.	217	4,789
Citizens & Northern Corp.	241	4,565
City Holding Co.	143	4,769
CNB Financial Corp.	294	4,833
CoBiz Financial, Inc.	705	4,406
Columbia Banking System, Inc.	221	4,528
Community Bank System, Inc.	173	4,865
Community Trust Bancorp, Inc.	156	4,984
CVB Financial Corp.	430	4,975
Eagle Bancorp, Inc.*	290	5,159
Encore Bancshares, Inc.*	247	5,066
Enterprise Bancorp, Inc.	299	4,811
Enterprise Financial Services Corp.	419	5,066
Financial Institutions, Inc.	299	5,059
First Bancorp	448	4,489
First Bancorp., Inc.	332	4,817
First Busey Corp.	998	4,631
First Commonwealth Financial Corp.	800	5,144
First Community Bancshares, Inc.	368	4,928
First Connecticut Bancorp, Inc.	374	4,933
First Financial Bancorp	292	4,909
First Financial Bankshares, Inc.	141	4,771
First Financial Corp.	156	4,680
First Interstate Bancsystem, Inc.	335	4,720
First Merchants Corp.	415	5,117
First Midwest Bancorp, Inc.	412	4,388
First of Long Island Corp. (The)	187	5,148
FirstMerit Corp.	294	4,939
FNB Corp.	411	4,665
German American Bancorp, Inc.	244	4,646
Glacier Bancorp, Inc.	334	4,977
Great Southern Bancorp, Inc.	205	4,928
Hampton Roads Bankshares, Inc.*	1,615	5,103
Hancock Holding Co.	139	4,473
Hanmi Financial Corp.*	493	5,142
Heartland Financial USA, Inc.	291	5,389
Heritage Commerce Corp.*	792	5,338
Heritage Financial Corp.	364	4,768
Home Bancshares, Inc.	187	5,449
Hudson Valley Holding Corp.	305	5,591
Iberiabank Corp.	92	4,698
Independent Bank Corp.	175	4,912
International Bancshares Corp.	231	4,558
Investors Bancorp, Inc.*	334	5,157
Lakeland Bancorp, Inc.	489	4,469
Lakeland Financial Corp.	194	5,052
MainSource Financial Group, Inc.	429	5,015

	SHARES	MARKET VALUE

MB Financial, Inc.	236	$4,878
Merchants Bancshares, Inc.	181	4,865
Metro Bancorp, Inc.*	427	4,940
Midsouth Bancorp, Inc.	369	5,203
National Bankshares, Inc.	169	5,021
National Penn Bancshares, Inc.	559	5,154
NBT Bancorp, Inc.	227	4,665
Old National Bancorp	385	4,936
OmniAmerican Bancorp, Inc.*	252	5,053
Oriental Financial Group, Inc.	409	4,834
Orrstown Financial Services, Inc.	546	4,221
Pacific Capital Bancorp NA*	111	5,056
Pacific Continental Corp.	523	4,649
PacWest Bancorp	210	5,002
Park National Corp.	71	4,775
Park Sterling Corp.*	1,037	4,884
Penns Woods Bancorp, Inc.	120	4,733
Peoples Bancorp, Inc.	287	5,278
Pinnacle Financial Partners, Inc.*	276	5,051
PrivateBancorp, Inc.	329	5,175
Prosperity Bancshares, Inc.	108	5,038
Renasant Corp.	307	4,912
Republic Bancorp, Inc. — Class A	206	4,847
S&T Bancorp, Inc.	229	4,287
S.Y. Bancorp, Inc.	214	4,965
Sandy Spring Bancorp, Inc.	269	4,845
SCBT Financial Corp.	151	5,193
Seacoast Banking Corp. of Florida*	2,657	4,304
Sierra Bancorp	501	4,589
Signature Bank*	76	4,992
Simmons First National Corp. — Class A	195	4,746
Southside Bancshares, Inc.	238	4,862
Southwest Bancorp, Inc.*	551	5,009
State Bank Financial Corp.*	287	4,951
StellarOne Corp.	413	5,167
Sterling Bancorp	511	4,860
Sterling Financial Corp.*	232	4,505
Suffolk Bancorp*	366	4,348
Sun Bancorp, Inc.*	1,451	4,193
Susquehanna Bancshares, Inc.	495	5,133
SVB Financial Group*	76	4,871
Taylor Capital Group, Inc.*	351	4,886
Texas Capital Bancshares, Inc.*	144	5,430
Tompkins Financial Corp.	121	4,580
TowneBank	351	4,570
Trico Bancshares	293	4,817
Trustmark Corp.	198	5,039
UMB Financial Corp.	110	5,286
Umpqua Holdings Corp.	368	4,872
Union First Market Bankshares Corp.	349	4,872
United Bankshares, Inc.	170	4,493
United Community Banks, Inc.*	504	4,743
Univest Corp. of Pennsylvania	294	4,733

68	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

Virginia Commerce Bancorp, Inc.*	546	$4,275
Washington Banking Co.	356	4,963
Washington Trust Bancorp, Inc.	204	4,829
Webster Financial Corp.	225	5,114
WesBanco, Inc.	244	4,997
West Bancorp, Inc.	506	4,858
West Coast Bancorp*	256	5,002
Westamerica Bancorp	104	4,770
Western Alliance Bancorp*	587	5,154
Wilshire Bancorp, Inc.*	1,021	5,473
Wintrust Financial Corp.	140	5,058

Total Commercial Banks		684,805

Commercial Services & Supplies - 2.1%
ABM Industries, Inc.	346	8,055
ACCO Brands Corp.*	659	6,952
American Reprographics Co.*	1,349	7,366
AT Cross Co. — Class A*	690	7,921
Brink’s Co. (The)	333	8,458
Casella Waste Systems, Inc. — Class A*	1,165	7,025
Cenveo, Inc.*	2,326	6,652
Clean Harbors, Inc.*	121	8,257
Consolidated Graphics, Inc.*	182	7,278
Courier Corp.	663	6,809
Deluxe Corp.	348	8,286
Encore Capital Group, Inc.*	224	5,309
EnergySolutions, Inc.*	1,635	6,883
EnerNOC, Inc.*	2,727	16,389
Ennis, Inc.	524	8,258
Fuel Tech, Inc.*	1,495	6,922
G&K Services, Inc. — Class A	245	8,051
Geo Group, Inc. (The)*	449	9,299
Healthcare Services Group, Inc.	381	8,085
Heritage-Crystal Clean, Inc.*	415	8,777
Herman Miller, Inc.	365	7,128
HNI Corp.	302	7,284
InnerWorkings, Inc.*	719	8,276
Interface, Inc. — Class A	1,349	19,102
Intersections, Inc.	372	4,475
Kimball International, Inc. — Class B	1,185	8,094
Knoll, Inc.	506	7,484
McGrath Rentcorp	257	7,561
Metalico, Inc.*	1,915	6,205
Mine Safety Appliances Co.	200	8,492
Mobile Mini, Inc.*	387	7,299
Multi-Color Corp.	363	7,739
NL Industries, Inc.	1,207	16,982
Portfolio Recovery Associates, Inc.*	69	4,749
Quad/Graphics, Inc.	576	7,741
Rollins, Inc.	396	8,415
Schawk, Inc.	666	8,971
Standard Parking Corp.*	405	7,719
Steelcase, Inc. — Class A	866	7,482
Swisher Hygiene, Inc.*	2,750	6,188
SYKES Enterprises, Inc.*	541	8,575

	SHARES	MARKET VALUE

Team, Inc.*	259	$7,674
Tetra Tech, Inc.*	321	8,571
TMS International Corp. — Class A*	1,432	17,299
TRC Cos., Inc.*	1,230	8,093
Unifirst Corp.	139	8,446
United Stationers, Inc.	275	7,799
US Ecology, Inc.	390	8,455
Viad Corp.	390	7,051

Total Commercial Services & Supplies		410,381

Communications Equipment - 1.4%
ADTRAN, Inc.	246	7,508
Anaren, Inc.*	426	7,685
Arris Group, Inc.*	695	8,986
Aruba Networks, Inc.*	325	6,864
Aviat Networks, Inc.*	2,563	6,536
Bel Fuse, Inc. — Class B	393	6,991
Black Box Corp.	295	6,670
Calix, Inc.*	828	6,591
Communications Systems, Inc.	556	7,234
Comtech Telecommunications Corp.	230	7,112
Digi International, Inc.*	698	6,477
Emcore Corp.*	1,580	7,142
Emulex Corp.*	720	6,250
Extreme Networks*	1,970	7,545
Finisar Corp.*	380	6,278
Globecomm Systems, Inc.*	530	7,515
Harmonic, Inc.*	1,363	6,433
Infinera Corp.*	939	6,723
InterDigital, Inc.	214	5,932
Ixia*	601	7,573
KVH Industries, Inc.*	721	7,196
Loral Space & Communications, Inc.	96	5,957
Meru Networks, Inc.*	1,790	5,084
Netgear, Inc.*	197	7,584
Numerex Corp. — Class A*	762	7,224
Oclaro, Inc.*	1,757	5,043
Oplink Communications, Inc.*	443	7,017
Opnext, Inc.*	4,429	5,270
Plantronics, Inc.	192	7,357
Powerwave Technologies, Inc.*	3,580	4,045
Procera Networks, Inc.*	338	7,017
ShoreTel, Inc.*	1,354	6,486
Sonus Networks, Inc.*	2,642	7,477
Sycamore Networks, Inc.*	421	6,563
Symmetricom, Inc.*	1,321	7,345
Ubiquiti Networks, Inc.*	239	7,892
ViaSat, Inc.*	161	7,776
Westell Technologies, Inc. — Class A*	3,219	7,339

Total Communications Equipment		259,717

Computers & Peripherals - 0.7%
3D Systems Corp.*	325	9,584
Avid Technology, Inc.*	683	5,935
Cray, Inc.*	1,019	11,362

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	69

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

Dot Hill Systems Corp.*	4,730	$5,912
Electronics for Imaging, Inc.*	508	9,068
Imation Corp.*	1,214	7,041
Immersion Corp.*	1,388	7,565
Intermec, Inc.*	994	5,288
Intevac, Inc.*	919	7,407
Novatel Wireless, Inc.*	2,234	6,456
OCZ Technology Group, Inc.*	1,055	6,224
Quantum Corp.*	2,838	6,754
Rimage Corp.	745	6,772
Silicon Graphics International Corp.*	756	7,137
STEC, Inc.*	800	6,632
Stratasys, Inc.*	208	10,652
Super Micro Computer, Inc.*	438	7,731
Synaptics, Inc.*	218	6,695
Xyratex Ltd.	459	6,665

Total Computers & Peripherals		140,880

Construction & Engineering - 0.8%
Aegion Corp.*	462	8,432
Argan, Inc.	548	7,990
Comfort Systems USA, Inc.	1,655	17,510
Dycom Industries, Inc.*	357	8,350
EMCOR Group, Inc.	301	8,825
Furmanite Corp.*	1,313	8,219
Granite Construction, Inc.	287	7,990
Great Lakes Dredge & Dock Corp.	1,078	7,988
Layne Christensen Co.*	386	7,932
MasTec, Inc.*	440	7,652
Michael Baker Corp.*	345	7,773
MYR Group, Inc.*	470	7,858
Northwest Pipe Co.*	852	17,730
Orion Marine Group, Inc.*	1,115	7,716
Primoris Services Corp.	507	7,311
Sterling Construction Co., Inc.*	852	8,341
Tutor Perini Corp.*	545	8,290

Total Construction & Engineering		155,907

Construction Materials - 0.4%
Eagle Materials, Inc.	518	18,244
Headwaters, Inc.*	4,159	18,050
Texas Industries, Inc.	485	16,301
United States Lime & Minerals, Inc.*	307	14,727

Total Construction Materials		67,322

Consumer Finance - 0.3%
Cash America International, Inc.	103	4,815
Credit Acceptance Corp.*	49	4,608
DFC Global Corp.*	267	4,667
EZCORP, Inc. — Class A*	154	4,126
First Cash Financial Services, Inc.*	115	4,710
First Marblehead Corp. (The)*	3,954	4,191
Imperial Holdings, Inc.*	1,902	7,285
Nelnet, Inc. — Class A	190	4,906
Netspend Holdings, Inc.*	614	4,685

	SHARES	MARKET VALUE

Nicholas Financial, Inc.	371	$4,908
World Acceptance Corp.*	79	5,254

Total Consumer Finance		54,155

Containers & Packaging - 0.4%
AEP Industries, Inc.*	536	18,690
Boise, Inc.	2,156	16,472
Graphic Packaging Holding Co.*	3,339	17,864
Myers Industries, Inc.	1,259	20,811

Total Containers & Packaging		73,837

Distributors - 0.3%
Core-Mark Holding Co., Inc.	1,071	41,341
Pool Corp.	200	7,382
VOXX International Corp.*	555	7,043
Weyco Group, Inc.	306	7,463

Total Distributors		63,229

Diversified Consumer Services - 0.8%
American Public Education, Inc.*	199	6,909
Archipelago Learning, Inc.*	684	7,572
Ascent Capital Group, Inc. — Series A*	172	8,858
Bridgepoint Education, Inc.*	300	6,468
Cambium Learning Group, Inc.*	2,819	6,399
Capella Education Co.*	208	6,804
Coinstar, Inc.*	119	7,472
Corinthian Colleges, Inc.*	1,772	6,805
Grand Canyon Education, Inc.*	424	7,373
Hillenbrand, Inc.	330	6,910
K12, Inc.*	304	7,752
Lincoln Educational Services Corp.	960	7,046
Mac-Gray Corp.	559	8,329
Matthews International Corp. — Class A	237	7,110
National American University Holdings, Inc.	1,096	5,732
Regis Corp.	417	7,652
School Specialty, Inc.*	2,022	6,612
Sotheby’s	187	7,353
Steiner Leisure Ltd.*	153	7,185
Stewart Enterprises, Inc. — Class A	1,237	7,818
Strayer Education, Inc.	79	7,796
Universal Technical Institute, Inc.	565	6,780

Total Diversified Consumer Services		158,735

Diversified Financial Services - 0.3%
California First National Bancorp	328	5,215
Compass Diversified Holdings	559	8,206
FX Alliance, Inc.*	324	5,621
Gain Capital Holdings, Inc.	975	5,002
MarketAxess Holdings, Inc.	134	4,598
Marlin Business Services Corp.	541	7,942
NewStar Financial, Inc.*	462	5,484
PHH Corp.*	537	8,324
PICO Holdings, Inc.*	217	5,210

Total Diversified Financial Services		55,602

70	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

Diversified Telecommunication Services - 2.7%
8x8, Inc.*	10,781	$44,525
AboveNet, Inc.*	92	7,652
Atlantic Tele-Network, Inc.	1,123	38,249
Cbeyond, Inc.*	5,404	34,748
Cincinnati Bell, Inc.*	10,311	39,182
Cogent Communications Group, Inc.*	2,160	40,457
Consolidated Communications Holdings, Inc.	2,151	41,622
General Communication, Inc. — Class A*	4,540	34,504
inContact, Inc.*	7,406	40,363
Iridium Communications, Inc.*	4,726	41,541
Neutral Tandem, Inc.*	3,445	40,031
Premiere Global Services, Inc.*	4,659	41,698
SureWest Communications	1,883	42,518
Vonage Holdings Corp.*	19,268	39,307

Total Diversified Telecommunication Services		526,397

Electric Utilities - 2.9%
Allete, Inc.	1,026	42,281
Central Vermont Public Service Corp.	1,210	42,653
Cleco Corp.	1,076	43,901
El Paso Electric Co.	1,317	40,353
Empire District Electric Co. (The)	2,087	42,825
IDACORP, Inc.	1,037	42,247
MGE Energy, Inc.	955	43,682
Otter Tail Corp.	1,908	41,900
PNM Resources, Inc.	2,276	42,698
Portland General Electric Co.	1,710	44,169
UIL Holdings Corp.	1,221	41,966
Unisource Energy Corp.	1,161	42,260
Unitil Corp.	1,555	41,145

Total Electric Utilities		552,080

Electrical Equipment - 1.3%
A123 Systems, Inc.*	5,991	6,111
Active Power, Inc.*	9,448	8,361
Acuity Brands, Inc.	286	15,893
American Superconductor Corp.*	2,031	8,388
AZZ, Inc.	160	8,274
Belden, Inc.	460	15,999
Brady Corp. — Class A	253	7,851
Broadwind Energy, Inc.*	16,130	5,484
Capstone Turbine Corp.*	19,895	21,685
Coleman Cable, Inc.*	855	7,267
Encore Wire Corp.	608	15,498
EnerSys*	241	8,423
Franklin Electric Co., Inc.	167	8,375
FuelCell Energy, Inc.*	13,654	16,931
Generac Holdings, Inc.*	337	8,115
Global Power Equipment Group, Inc.*	301	7,528
II-VI, Inc.*	321	6,552
LSI Industries, Inc.	2,424	16,604
Powell Industries, Inc.*	241	7,859

	SHARES	MARKET VALUE

PowerSecure International, Inc.*	3,104	$16,110
Preformed Line Products Co.	120	6,928
Thermon Group Holdings, Inc.*	419	9,310
Valence Technology, Inc.*	9,868	7,204
Vicor Corp.	1,029	7,172

Total Electrical Equipment		247,922

Electronic Equipment, Instruments & Components - 2.1%
Aeroflex Holding Corp.*	672	7,526
Agilysys, Inc.*	832	7,288
Anixter International, Inc.*	104	7,132
Badger Meter, Inc.	244	9,013
Benchmark Electronics, Inc.*	456	7,241
Brightpoint, Inc.*	932	5,704
Checkpoint Systems, Inc.*	677	7,420
Cognex Corp.	175	7,044
Coherent, Inc.*	130	6,838
CTS Corp.	741	7,951
Daktronics, Inc.	878	7,147
DDi Corp.	632	8,203
DTS, Inc.*	248	7,738
Echelon Corp.*	1,669	7,277
Electro Rent Corp.	441	6,871
Electro Scientific Industries, Inc.	509	7,258
eMagin Corp.*	2,260	7,029
Fabrinet*	414	6,963
FARO Technologies, Inc.*	145	8,117
FEI Co.*	155	7,776
GSI Group, Inc.*	630	7,604
Identive Group, Inc.*	3,793	7,814
Insight Enterprises, Inc.*	347	7,048
InvenSense, Inc.*	369	5,934
Kemet Corp.*	830	7,063
LeCroy Corp.*	722	7,466
Littelfuse, Inc.	136	8,523
Maxwell Technologies, Inc.*	454	4,318
Measurement Specialties, Inc.*	243	8,682
Mercury Computer Systems, Inc.*	568	7,498
Methode Electronics, Inc.	816	6,895
Microvision, Inc.*	2,589	4,816
MTS Systems Corp.	156	7,483
Multi-Fineline Electronix, Inc.*	271	7,179
NeoPhotonics Corp.*	1,567	7,412
Newport Corp.*	430	7,340
OSI Systems, Inc.*	135	9,026
Park Electrochemical Corp.	252	7,270
PC Connection, Inc.	924	7,410
Plexus Corp.*	215	6,960
Power-One, Inc.*	1,726	7,387
Pulse Electronics Corp.	2,993	6,136
Radisys Corp.*	980	6,223
RealD, Inc.*	600	7,248
Richardson Electronics Ltd.	641	8,083
Rofin-Sinar Technologies, Inc.*	288	7,258
Rogers Corp.*	200	7,658

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	71

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

Sanmina-SCI Corp.*	686	$6,105
Scansource, Inc.*	202	6,658
SYNNEX Corp.*	176	6,704
TTM Technologies, Inc.*	649	6,704
Universal Display Corp.*	209	9,399
Viasystems Group, Inc.*	401	8,938
Vishay Precision Group, Inc.*	567	8,210
X-Rite, Inc.*	1,819	10,077
Zygo Corp.*	425	8,411

Total Electronic Equipment, Instruments & Components		412,476

Energy Equipment & Services - 3.0%
Basic Energy Services, Inc.*	1,185	17,064
Bristow Group, Inc.	174	8,500
C&J Energy Services, Inc.*	1,173	22,111
Cal Dive International, Inc.*	6,217	24,060
Dawson Geophysical Co.*	606	16,271
Dril-Quip, Inc.*	318	21,430
Exterran Holdings, Inc.*	1,523	20,576
Global Geophysical Services, Inc.*	1,897	18,154
Gulf Island Fabrication, Inc.	710	19,894
Gulfmark Offshore, Inc. — Class A*	181	8,719
Heckmann Corp.*	4,663	17,719
Helix Energy Solutions Group, Inc.*	1,161	23,696
Hercules Offshore, Inc.*	4,272	21,702
Hornbeck Offshore Services, Inc.*	497	20,690
ION Geophysical Corp.*	3,090	19,251
Key Energy Services, Inc.*	1,320	16,711
Lufkin Industries, Inc.	267	20,516
Matrix Service Co.*	1,450	19,793
Mitcham Industries, Inc.*	936	22,239
Natural Gas Services Group, Inc.*	1,569	20,460
Newpark Resources, Inc.*	2,532	16,104
OYO Geospace Corp.*	191	22,007
Parker Drilling Co.*	3,419	17,676
PHI, Inc.*	336	8,948
Pioneer Drilling Co.*	2,371	18,683
RigNet, Inc.*	1,176	20,086
Tesco Corp.*	1,440	23,515
Tetra Technologies, Inc.*	2,187	19,049
Vantage Drilling Co.*	13,056	20,628
Willbros Group, Inc.*	5,852	31,601

Total Energy Equipment & Services		577,853

Food & Staples Retailing - 3.5%
Andersons, Inc. (The)	918	46,267
Casey’s General Stores, Inc.	794	44,742
Chefs’ Warehouse, Inc. (The)*	1,954	47,248
Fresh Market, Inc. (The)*	905	46,309
Harris Teeter Supermarkets, Inc.	1,095	41,577
Ingles Markets, Inc. — Class A	2,441	42,449
Nash Finch Co.	1,556	39,055
Pantry, Inc. (The)*	3,422	43,665
Pricesmart, Inc.	104	8,584
Rite Aid Corp.*	24,468	35,479

	SHARES	MARKET VALUE

Roundy’s, Inc.*	4,151	$51,389
Spartan Stores, Inc.	2,408	43,898
Susser Holdings Corp.*	1,703	45,453
United Natural Foods, Inc.*	937	46,185
Village Super Market, Inc. — Class A	1,372	37,867
Weis Markets, Inc.	1,008	44,957

Total Food & Staples Retailing		665,124

Food Products - 3.9%
B&G Foods, Inc.	1,906	42,389
Cal-Maine Foods, Inc.	1,085	39,093
Calavo Growers, Inc.	1,612	46,232
Chiquita Brands International, Inc.*	4,856	41,276
Darling International, Inc.*	474	7,764
Diamond Foods, Inc.	1,926	40,253
Dole Food Co., Inc.*	4,355	36,930
Fresh Del Monte Produce, Inc.	1,955	45,297
Griffin Land & Nurseries, Inc.	195	4,696
Hain Celestial Group, Inc. (The)*	1,000	47,300
J&J Snack Foods Corp.	846	47,427
Lancaster Colony Corp.	665	43,365
Pilgrim’s Pride Corp.*	5,913	42,219
Sanderson Farms, Inc.	824	42,527
Seneca Foods Corp. — Class A*	1,621	37,753
Smart Balance, Inc.*	6,920	40,828
Snyders-Lance, Inc.	1,733	44,850
Tootsie Roll Industries, Inc.	1,920	45,715
TreeHouse Foods, Inc.*	747	42,960

Total Food Products		738,874

Gas Utilities - 1.8%
Chesapeake Utilities Corp.	1,023	42,986
Laclede Group, Inc. (The)	1,091	42,964
New Jersey Resources Corp.	945	40,862
Northwest Natural Gas Co.	936	42,775
Piedmont Natural Gas Co., Inc.	1,361	41,483
South Jersey Industries, Inc.	838	41,272
Southwest Gas Corp.	994	41,768
WGL Holdings, Inc.	1,044	41,875

Total Gas Utilities		335,985

Health Care Equipment & Supplies - 2.7%
Abaxis, Inc.*	264	9,404
ABIOMED, Inc.*	346	8,418
Accuray, Inc.*	1,100	8,470
Align Technology, Inc.*	279	8,847
Alphatec Holdings, Inc.*	3,429	7,475
Analogic Corp.	115	7,844
AngioDynamics, Inc.*	630	7,799
Antares Pharma, Inc.*	2,401	7,563
Arthrocare Corp.*	293	7,313
AtriCure, Inc.*	767	6,289
Atrion Corp.	37	8,534
Bacterin International Holdings, Inc.*	3,474	7,122
Biolase Technology, Inc.*	2,784	7,238
Cantel Medical Corp.	313	7,349

72	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

Cardiovascular Systems, Inc.*	836	$8,243
Cerus Corp.*	1,901	7,490
Conceptus, Inc.*	533	10,004
CONMED Corp.	258	7,376
CryoLife, Inc.*	1,479	7,824
Cyberonics, Inc.*	202	7,737
Cynosure, Inc. — Class A*	440	9,095
Delcath Systems, Inc.*	2,446	6,873
DexCom, Inc.*	732	7,166
Endologix, Inc.*	555	8,314
Exactech, Inc.*	477	7,393
Greatbatch, Inc.*	323	7,523
Haemonetics Corp.*	112	8,016
Hansen Medical, Inc.*	2,566	8,109
HeartWare International, Inc.*	118	9,199
ICU Medical, Inc.*	159	8,346
Insulet Corp.*	402	7,180
Integra LifeSciences Holdings Corp.*	221	8,228
Invacare Corp.	455	7,212
IRIS International, Inc.*	595	7,783
Kensey Nash Corp.	265	7,534
MAKO Surgical Corp.*	179	7,394
Masimo Corp.*	339	7,502
Medical Action Industries, Inc.*	1,402	7,739
Meridian Bioscience, Inc.	407	8,364
Merit Medical Systems, Inc.*	649	8,580
Natus Medical, Inc.*	660	8,078
Navidea Biopharmaceuticals, Inc.*	2,337	7,291
Neogen Corp.*	199	7,759
NuVasive, Inc.*	452	7,490
NxStage Medical, Inc.*	400	6,800
OraSure Technologies, Inc.*	687	7,880
Orthofix International NV*	204	8,409
Palomar Medical Technologies, Inc.*	815	7,091
Quidel Corp.*	430	7,104
Rockwell Medical Technologies, Inc.*	832	7,696
RTI Biologics, Inc.*	2,128	7,448
Solta Medical, Inc.*	2,525	8,206
Spectranetics Corp.*	741	7,773
Staar Surgical Co.*	691	7,580
STERIS Corp.	246	7,727
SurModics, Inc.*	504	7,454
Symmetry Medical, Inc.*	1,073	7,629
Synergetics USA, Inc.*	1,225	7,987
Tornier NV*	321	7,621
Unilife Corp.*	2,066	8,842
Uroplasty, Inc.*	2,454	7,460
Vascular Solutions, Inc.*	713	8,093
Volcano Corp.*	275	7,466
West Pharmaceutical Services, Inc.	184	8,262
Wright Medical Group, Inc.*	404	7,527
Young Innovations, Inc.	248	8,432
Zeltiq Aesthetics, Inc.*	1,352	8,409

Total Health Care Equipment & Supplies		525,403

	SHARES	MARKET VALUE

Health Care Providers & Services - 2.0%
Accretive Health, Inc.*	324	$3,259
Air Methods Corp.*	88	7,402
Almost Family, Inc.*	307	7,485
Amedisys, Inc.*	549	8,087
AMN Healthcare Services, Inc.*	1,283	8,609
Amsurg Corp.*	281	8,082
Assisted Living Concepts, Inc. — Class A	469	8,400
Bio-Reference Labs, Inc.*	333	7,100
BioScrip, Inc.*	1,183	8,766
Capital Senior Living Corp.*	848	8,217
CardioNet, Inc.*	2,501	7,053
Centene Corp.*	168	6,651
Chemed Corp.	125	7,542
Chindex International, Inc.*	783	7,650
CorVel Corp.*	192	8,350
Cross Country Healthcare, Inc.*	1,558	7,182
Emeritus Corp.*	441	7,585
Ensign Group, Inc. (The)	293	7,826
ExamWorks Group, Inc.*	616	7,170
Five Star Quality Care, Inc.*	2,351	8,064
Gentiva Health Services, Inc.*	889	7,361
Hanger Orthopedic Group, Inc.*	359	8,454
HealthSouth Corp.*	380	8,508
Healthways, Inc.*	1,043	6,957
HMS Holdings Corp.*	246	5,919
IPC The Hospitalist Co., Inc.*	207	7,951
Kindred Healthcare, Inc.*	858	8,271
Landauer, Inc.	145	7,644
LHC Group, Inc.*	425	7,527
Magellan Health Services, Inc.*	164	7,262
Metropolitan Health Networks, Inc.*	859	6,425
MModal, Inc.*	726	9,264
Molina Healthcare, Inc.*	232	5,951
MWI Veterinary Supply, Inc.*	89	8,402
National Healthcare Corp.	172	7,843
National Research Corp.	185	8,943
Owens & Minor, Inc.	258	7,544
PharMerica Corp.*	634	7,526
Providence Service Corp. (The)*	504	7,086
PSS World Medical, Inc.*	305	7,299
RadNet, Inc.*	2,365	7,308
Select Medical Holdings Corp.*	947	8,116
Skilled Healthcare Group, Inc. — Class A*	1,005	7,708
Sun Healthcare Group, Inc.*	1,165	8,423
Sunrise Senior Living, Inc.*	1,098	6,895
Team Health Holdings, Inc.*	374	8,056
Triple-S Management Corp. — Class B*	340	7,160
Universal American Corp.	779	7,151
US Physical Therapy, Inc.	341	8,314
Vanguard Health Systems, Inc.*	781	6,935
WellCare Health Plans, Inc.*	113	6,913

Total Health Care Providers & Services		385,596

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	73

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

Health Care Technology - 0.4%
athenahealth, Inc.*	105	$7,607
Computer Programs & Systems, Inc.	137	8,164
Epocrates, Inc.*	926	7,538
Greenway Medical Technologies*	529	8,147
HealthStream, Inc.*	320	7,334
MedAssets, Inc.*	590	7,440
Medidata Solutions, Inc.*	285	7,384
Merge Healthcare, Inc.*	1,309	5,629
Omnicell, Inc.*	513	7,320
Quality Systems, Inc.	180	6,732

Total Health Care Technology		73,295

Hotels, Restaurants & Leisure - 2.2%
AFC Enterprises, Inc.*	454	7,754
Ambassadors Group, Inc.	1,371	7,390
Ameristar Casinos, Inc.	390	7,012
Benihana, Inc.	586	8,081
Biglari Holdings, Inc.*	18	7,314
BJ’s Restaurants, Inc.*	151	6,522
Bob Evans Farms, Inc.	201	7,686
Boyd Gaming Corp.*	906	6,967
Bravo Brio Restaurant Group, Inc.*	378	7,635
Buffalo Wild Wings, Inc.*	82	6,876
Caesars Entertainment Corp.*	584	8,550
Caribou Coffee Co., Inc.*	423	6,941
Carrols Restaurant Group, Inc.*	492	7,419
CEC Entertainment, Inc.	195	7,453
Cheesecake Factory, Inc. (The)*	254	8,001
Churchill Downs, Inc.	133	7,895
Cracker Barrel Old Country Store, Inc.	136	7,823
Denny’s Corp.*	1,789	7,406
DineEquity, Inc.*	145	7,044
Domino’s Pizza, Inc.	211	7,978
Einstein Noah Restaurant Group, Inc.	504	7,132
Gaylord Entertainment Co.*	244	7,681
International Speedway Corp. — Class A	289	7,713
Interval Leisure Group, Inc.	443	7,655
Isle of Capri Casinos, Inc.*	1,033	6,456
Jack in the Box, Inc.*	319	7,248
Jamba, Inc.*	3,594	6,685
Krispy Kreme Doughnuts, Inc.*	1,037	7,601
Life Time Fitness, Inc.*	146	6,798
Luby’s, Inc.*	1,349	8,256
Marcus Corp.	610	7,631
Monarch Casino & Resort, Inc.*	726	7,028
Morgans Hotel Group Co.*	1,464	7,261
Multimedia Games Holding Co., Inc.*	680	7,725
Orient-Express Hotels Ltd. — Class A*	727	7,772
P.F. Chang’s China Bistro, Inc.	188	7,462
Papa John’s International, Inc.*	200	8,056
Peet’s Coffee & Tea, Inc.*	577	44,325
Pinnacle Entertainment, Inc.*	695	7,714
Red Lion Hotels Corp.*	953	7,948

	SHARES	MARKET VALUE

Red Robin Gourmet Burgers, Inc.*	204	$7,275
Ruby Tuesday, Inc.*	852	5,794
Ruth’s Hospitality Group, Inc*	998	6,906
Scientific Games Corp. — Class A*	654	6,645
Shuffle Master, Inc.*	426	7,527
Six Flags Entertainment Corp.	161	7,713
Sonic Corp.*	968	6,989
Speedway Motorsports, Inc.	447	7,626
Texas Roadhouse, Inc.	451	7,780
Town Sports International Holdings, Inc.*	604	7,743
Vail Resorts, Inc.	169	6,892

Total Hotels, Restaurants & Leisure		414,784

Household Durables - 0.9%
American Greetings Corp. — Class A	484	7,744
Beazer Homes USA, Inc.*	2,224	6,894
Blyth, Inc.	97	8,533
Cavco Industries, Inc.*	166	8,566
CSS Industries, Inc.	381	7,296
Ethan Allen Interiors, Inc.	291	6,751
Furniture Brands International, Inc.*	4,309	6,808
Helen of Troy Ltd.*	218	7,543
Hovnanian Enterprises, Inc. — Class A*	2,905	5,810
iRobot Corp.*	274	6,469
KB Home	791	6,866
La-Z-Boy, Inc.*	502	7,565
Libbey, Inc.*	562	8,020
Lifetime Brands, Inc.	685	7,980
M/I Homes, Inc.*	587	7,807
MDC Holdings, Inc.	287	8,068
Meritage Homes Corp.*	268	7,608
Ryland Group, Inc. (The)	374	8,419
Sealy Corp.*	4,034	8,310
Skullcandy, Inc.*	478	7,705
Skyline Corp.	1,011	5,550
Standard Pacific Corp.*	1,678	8,491
Universal Electronics, Inc.*	381	6,447
Zagg, Inc.*	686	8,939

Total Household Durables		180,189

Household Products - 0.6%
Central Garden and Pet Co. — Class A*	807	8,627
Oil-Dri Corp. of America	870	18,409
Spectrum Brands Holdings, Inc.*	1,294	44,656
WD-40 Co.	973	43,863

Total Household Products		115,555

Independent Power Producers & Energy Traders - 0.4%
Atlantic Power Corp.*	3,022	43,154
Ormat Technologies, Inc.	2,041	40,351

Total Independent Power Producers & Energy Traders		83,505

Industrial Conglomerates - 0.3%
Raven Industries, Inc.	137	8,249

74	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

Seaboard Corp.*	22	$43,789
Standex International Corp.	208	9,165

Total Industrial Conglomerates		61,203

Insurance - 1.3%
Alterra Capital Holdings Ltd.	216	5,169
American Equity Investment Life Holding Co.	394	4,830
American Safety Insurance Holdings Ltd.*	264	4,997
AMERISAFE, Inc.*	203	5,424
Amtrust Financial Services, Inc.	184	5,012
Argo Group International Holdings Ltd.	167	4,820
Baldwin & Lyons, Inc. — Class B	216	4,702
Citizens, Inc.*	470	4,517
CNO Financial Group, Inc.*	625	4,544
Crawford & Co. — Class B	947	4,517
Delphi Financial Group, Inc. — Class A	112	5,087
Donegal Group, Inc. — Class A	364	4,958
eHealth, Inc.*	309	5,475
EMC Insurance Group, Inc.	245	4,844
Employers Holdings, Inc.	280	4,850
Enstar Group Ltd.*	50	4,708
FBL Financial Group, Inc. — Class A	144	4,193
First American Financial Corp.	316	5,293
Flagstone Reinsurance Holdings SA	632	4,740
Fortegra Financial Corp.*	606	5,030
Global Indemnity PLC*	253	4,556
Greenlight Capital Re, Ltd. — Class A*	203	5,055
Hallmark Financial Services*	636	4,783
Harleysville Group, Inc.	87	5,215
Hilltop Holdings, Inc.*	591	4,687
Horace Mann Educators Corp.	281	4,932
Independence Holding Co.	488	5,187
Infinity Property & Casualty Corp.	95	5,074
Kansas City Life Insurance Co.	150	4,881
Maiden Holdings Ltd.	552	4,582
Meadowbrook Insurance Group, Inc.	527	4,653
Montpelier Re Holdings Ltd.	257	5,274
National Financial Partners Corp.*	336	4,956
National Interstate Corp.	192	4,608
National Western Life Insurance Co. — Class A	36	4,898
Navigators Group, Inc. (The)*	106	5,035
OneBeacon Insurance Group Ltd. — Class A	327	4,653
Phoenix Cos., Inc. (The)*	2,049	4,303
Platinum Underwriters Holdings Ltd.	135	4,944
Presidential Life Corp.	432	5,003
Primerica, Inc.	195	5,115
ProAssurance Corp.	56	4,933
RLI Corp.	70	4,822
Safety Insurance Group, Inc.	120	4,782
SeaBright Holdings, Inc.	555	4,989
Selective Insurance Group, Inc.	284	4,967

	SHARES	MARKET VALUE

State Auto Financial Corp.	344	$4,929
Stewart Information Services Corp.	376	5,535
Symetra Financial Corp.	433	5,265
Tower Group, Inc.	225	4,855
United Fire Group, Inc.	273	4,701
Universal Insurance Holdings, Inc.	1,357	5,618

Total Insurance		255,500

Internet & Catalog Retail - 0.6%
1-800-flowers.com, Inc. — Class A*	2,536	7,557
Blue Nile, Inc.*	223	6,752
Geeknet, Inc.*	507	7,377
HSN, Inc.	198	7,663
Nutrisystem, Inc.	662	7,666
Orbitz Worldwide, Inc.*	2,385	8,705
Overstock.com, Inc.*	1,359	8,195
PetMed Express, Inc.	3,697	49,798
Shutterfly, Inc.*	230	7,158
US Auto Parts Network, Inc.*	2,061	7,461
Valuevision Media, Inc. — Class A*	3,663	5,934

Total Internet & Catalog Retail		124,266

Internet Software & Services - 2.1%
Active Network Inc. (The)*	448	7,526
Ancestry.com, Inc.*	332	8,864
Angie’s List, Inc.*	469	6,542
Bankrate, Inc.*	310	7,260
Bazaarvoice, Inc.*	388	7,686
Brightcove, Inc.*	343	6,431
Carbonite, Inc.*	695	5,553
comScore, Inc.*	346	6,892
Constant Contact, Inc.*	251	6,067
Cornerstone OnDemand, Inc.*	352	7,314
CoStar Group, Inc.*	121	8,820
DealerTrack Holdings, Inc.*	253	7,547
Demand Media, Inc.*	1,057	8,784
Dice Holdings, Inc.*	846	9,120
Digital River, Inc.*	417	7,844
EarthLink, Inc.	955	7,755
Envestnet, Inc.*	607	7,594
InfoSpace, Inc.*	585	6,511
Internap Network Services Corp.*	1,033	7,272
IntraLinks Holdings, Inc.*	1,401	6,529
j2 Global, Inc.	1,419	36,653
Keynote Systems, Inc.	387	7,121
KIT Digital, Inc.*	1,147	7,777
Limelight Networks, Inc.*	2,274	6,231
Liquidity Services, Inc.*	177	9,439
LivePerson, Inc.*	445	7,067
LogMeIn, Inc.*	217	7,814
Marchex, Inc. — Class B	1,681	5,850
Move, Inc.*	790	6,873
NIC, Inc.	619	6,927
OpenTable, Inc.*	182	8,141
Openwave Systems, Inc.*	3,331	8,594

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	75

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

Perficient, Inc.*	624	$7,494
QuinStreet, Inc.*	734	7,714
RealNetworks, Inc.	745	7,130
Responsys, Inc.*	638	8,154
Saba Software, Inc.*	599	5,822
SciQuest, Inc.*	514	7,633
SPS Commerce, Inc.*	281	7,817
Stamps.com, Inc.*	270	7,838
support.com, Inc.*	2,322	8,429
TechTarget, Inc.*	1,055	7,849
Travelzoo, Inc.*	308	7,996
United Online, Inc.	1,514	7,176
ValueClick, Inc.*	371	7,858
Vocus, Inc.*	582	7,525
Web.com Group, Inc.*	501	6,488
XO Group, Inc.*	803	7,444
Zillow, Inc.*	150	5,230
Zix Corp.*	2,537	7,180

Total Internet Software & Services		399,175

IT Services - 1.2%
Acxiom Corp.*	524	7,195
CACI International, Inc. — Class A*	122	7,458
Cardtronics, Inc.*	192	5,061
Cass Information Systems, Inc.	122	4,996
CIBER, Inc.*	1,761	7,326
Computer Task Group, Inc.*	511	7,369
Convergys Corp.*	621	8,303
CSG Systems International, Inc.*	491	7,070
Dynamics Research Corp.*	793	5,702
EPAM Systems, Inc.*	363	7,492
Euronet Worldwide, Inc.*	246	5,321
ExlService Holdings, Inc.*	308	8,525
Forrester Research, Inc.	254	9,004
Global Cash Access Holdings, Inc.*	717	6,059
Hackett Group, Inc. (The)*	1,377	7,863
Heartland Payment Systems, Inc.	167	5,088
Higher One Holdings, Inc.*	324	5,109
iGate Corp.*	459	8,932
Jack Henry & Associates, Inc.	145	4,924
Lionbridge Technologies, Inc.*	2,546	7,002
Mantech International Corp. — Class A	221	6,944
MAXIMUS, Inc.	203	8,983
ModusLink Global Solutions, Inc.*	1,396	6,910
MoneyGram International, Inc.*	273	4,597
NCI, Inc. — Class A*	1,230	6,101
PRGX Global, Inc.*	1,366	8,633
Sapient Corp.	606	7,254
ServiceSource International, Inc.*	532	8,821
Syntel, Inc.	139	8,325
TeleTech Holdings, Inc.*	515	7,802
TNS, Inc.*	346	7,058
Unisys Corp.*	378	7,053

	SHARES	MARKET VALUE

Virtusa Corp.*	448	$6,760
Wright Express Corp.*	80	5,106

Total IT Services		236,146

Leisure Equipment & Products - 0.5%
Arctic Cat, Inc.*	177	7,830
Black Diamond, Inc.*	790	7,845
Brunswick Corp.	287	7,545
Callaway Golf Co.	1,073	6,577
Jakks Pacific, Inc.	437	8,334
Johnson Outdoors, Inc. — Class A*	406	7,499
Leapfrog Enterprises, Inc.*	904	8,443
Marine Products Corp.	1,272	7,594
Smith & Wesson Holding Corp.*	977	8,060
Steinway Musical Instruments, Inc.*	299	7,538
Sturm Ruger & Co., Inc.	155	8,846
Summer Infant, Inc.*	1,294	6,923

Total Leisure Equipment & Products		93,034

Life Sciences Tools & Services - 0.6%
Affymetrix, Inc.*	1,818	8,036
Albany Molecular Research, Inc.*	2,689	8,578
BG Medicine, Inc.*	1,254	8,314
Cambrex Corp.*	1,123	7,277
Enzo Biochem, Inc.*	2,898	7,941
eResearchTechnology, Inc.*	994	7,853
Fluidigm Corp.*	504	7,867
Furiex Pharmaceuticals, Inc.*	325	4,670
Harvard Bioscience, Inc.*	1,879	7,497
Luminex Corp.*	336	8,413
Medtox Scientific, Inc.*	454	10,033
Pacific Biosciences of California, Inc.*	2,151	5,808
PAREXEL International Corp.*	288	7,759
Sequenom, Inc.*	1,934	9,902

Total Life Sciences Tools & Services		109,948

Machinery - 2.9%
Accuride Corp.*	953	6,909
Actuant Corp. — Class A	283	7,717
Alamo Group, Inc.	282	9,498
Albany International Corp. — Class A	363	8,748
Altra Holdings, Inc.*	429	7,842
American Railcar Industries, Inc.*	346	9,335
Ampco-Pittsburgh Corp.	883	16,406
Astec Industries, Inc.*	221	6,915
Barnes Group, Inc.	315	8,316
Blount International, Inc.*	491	7,939
Briggs & Stratton Corp.	466	8,435
Cascade Corp.	150	7,061
Chart Industries, Inc.*	112	8,560
CIRCOR International, Inc.	253	7,873
CLARCOR, Inc.	371	17,815
Colfax Corp.*	235	7,964
Columbus McKinnon Corp.*	484	7,178
Commercial Vehicle Group, Inc.*	686	7,299

76	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

Douglas Dynamics, Inc.	612	$8,648
Dynamic Materials Corp.	837	15,300
Energy Recovery, Inc.*	3,663	7,692
EnPro Industries, Inc.*	206	8,530
ESCO Technologies, Inc.	222	7,637
Federal Signal Corp.*	1,539	7,941
Flow International Corp.*	2,031	8,347
FreightCar America, Inc.	359	7,754
Gorman-Rupp Co. (The)	279	8,035
Graham Corp.	355	7,838
Greenbrier Cos., Inc.*	402	6,935
Hurco Cos., Inc.*	300	7,899
John Bean Technologies Corp.	520	8,315
Kadant, Inc.*	349	9,029
Kaydon Corp.	696	17,073
LB Foster Co. — Class A	630	16,890
Lindsay Corp.	126	8,416
Lydall, Inc.*	821	8,662
Meritor, Inc.*	926	6,028
Met-Pro Corp.	817	8,137
Middleby Corp.*	83	8,422
Miller Industries, Inc.	491	8,052
Mueller Industries, Inc.	394	18,010
Mueller Water Products, Inc. — Series A	5,447	19,555
NACCO Industries, Inc. — Class A	72	8,170
NN, Inc.*	2,061	16,303
PMFG, Inc.*	550	7,431
Proto Labs, Inc.*	260	9,646
RBC Bearings, Inc.*	391	18,330
Robbins & Myers, Inc.	183	8,914
Sauer-Danfoss, Inc.	170	7,363
Sun Hydraulics Corp.	306	7,659
Tecumseh Products Co. — Class A*	1,983	7,575
Tennant Co.	195	8,639
Titan International, Inc.	337	9,736
Trimas Corp.*	361	7,946
Twin Disc, Inc.	314	6,886
Wabash National Corp.*	783	6,554
Watts Water Technologies, Inc. — Class A	199	7,327
Woodward, Inc.	193	8,027
Xerium Technologies, Inc.*	1,269	5,964

Total Machinery		553,425

Marine - 0.3%
Baltic Trading Ltd.	2,041	9,491
Eagle Bulk Shipping, Inc.*	4,609	7,559
Excel Maritime Carriers Ltd.*	4,462	8,344
Genco Shipping & Trading Ltd.*	1,348	7,212
International Shipholding Corp.	366	7,744
Ultrapetrol Bahamas Ltd.*	3,994	7,628

Total Marine		47,978

	SHARES	MARKET VALUE

Media - 1.3%
AH Belo Corp. — Class A	1,496	$6,597
Arbitron, Inc.	208	7,914
Belo Corp. — Class A	1,033	6,962
Central European Media Enterprises Ltd. — Class A*	1,039	8,219
Cinemark Holdings, Inc.	339	7,784
Crown Media Holdings, Inc. — Class A*	4,800	7,248
Cumulus Media, Inc. — Class A*	2,095	7,605
Digital Generation, Inc.*	712	6,607
E.W. Scripps Co. — Class A*	759	6,953
Entercom Communications Corp. — Class A*	1,125	6,964
Entravision Communications Corp. — Class A	4,409	6,922
Fisher Communications, Inc.*	244	8,001
Global Sources Ltd.*	1,300	8,008
Gray Television, Inc.*	3,909	7,036
Harte-Hanks, Inc.	797	6,695
Journal Communications, Inc. — Class A*	1,379	5,778
Knology, Inc.*	419	8,150
LIN TV Corp. — Class A*	1,806	7,134
Lions Gate Entertainment Corp.*	533	6,519
Live Nation Entertainment, Inc.*	774	7,013
Martha Stewart Living Omnimedia — Class A	1,939	6,922
McClatchy Co. (The) — Class A*	2,624	7,137
MDC Partners, Inc.	632	6,522
Meredith Corp.	225	6,487
National CineMedia, Inc.	497	7,102
New York Times Co. (The) — Class A*	1,101	6,947
Nexstar Broadcasting Group, Inc. — Class A*	888	6,882
Outdoor Channel Holdings, Inc.	991	7,333
ReachLocal, Inc.*	993	7,507
Rentrak Corp.*	329	6,225
Saga Communications, Inc. — Class A*	208	7,833
Scholastic Corp.	208	6,354
Sinclair Broadcast Group, Inc. — Class A	655	6,733
Valassis Communications, Inc.*	315	6,300
World Wrestling Entertainment, Inc. — Class A	844	6,651

Total Media		247,044

Metals & Mining - 2.7%
A.M. Castle & Co.*	682	9,132
AMCOL International Corp.	627	20,666
Century Aluminum Co.*	2,024	18,621
Coeur d’Alene Mines Corp.*	760	16,378
General Moly, Inc.*	5,414	17,541
Globe Specialty Metals, Inc.	1,206	16,088

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	77

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

Gold Resource Corp.	732	$19,852
Golden Minerals Co.*	2,118	15,821
Golden Star Resources Ltd.*	9,683	14,815
Haynes International, Inc.	291	18,150
Hecla Mining Co.	3,961	16,953
Horsehead Holding Corp.*	1,598	17,946
Jaguar Mining, Inc.*	3,581	9,704
Kaiser Aluminum Corp.	378	19,871
Materion Corp.*	650	16,061
McEwen Mining, Inc.*	4,316	16,358
Metals USA Holdings Corp.*	1,307	19,710
Midway Gold Corp.*	11,883	17,112
Noranda Aluminum Holding Corp.	1,784	18,946
Olympic Steel, Inc.	745	15,742
Paramount Gold and Silver Corp.*	7,854	19,164
Revett Minerals, Inc.*	4,296	17,055
RTI International Metals, Inc.*	809	19,861
Stillwater Mining Co.*	1,434	15,387
SunCoke Energy, Inc.*	1,467	22,328
Thompson Creek Metals Co, Inc.*	2,645	15,685
Universal Stainless & Alloy*	432	20,045
US Silica Holdings, Inc.*	837	15,166
Vista Gold Corp.*	5,546	16,749
Worthington Industries, Inc.	991	17,679

Total Metals & Mining		514,586

Multi-Utilities - 0.9%
Avista Corp.	1,674	44,261
Black Hills Corp.	1,257	41,494
CH Energy Group, Inc.	636	41,734
NorthWestern Corp.	1,201	42,659

Total Multi-Utilities		170,148

Multiline Retail - 0.2%
Bon-Ton Stores, Inc. (The)	789	4,892
Fred’s, Inc. — Class A	511	7,317
Gordmans Stores, Inc.*	369	7,838
Saks, Inc.*	644	7,058
Tuesday Morning Corp.*	2,022	8,169

Total Multiline Retail		35,274

Oil, Gas & Consumable Fuels - 7.9%
Abraxas Petroleum Corp.*	6,428	19,155
Alon USA Energy, Inc.	2,306	20,846
Amyris, Inc.*	3,710	11,612
Apco Oil and Gas International, Inc.	298	12,501
Approach Resources, Inc.*	565	20,272
ATP Oil & Gas Corp.*	2,585	19,543
Berry Petroleum Co. — Class A	421	19,177
Bill Barrett Corp.*	782	18,752
Bonanza Creek Energy, Inc.*	972	21,355
BPZ Resources, Inc.*	4,939	20,003
Callon Petroleum Co.*	3,209	18,644
Carrizo Oil & Gas, Inc.*	722	20,245
Cheniere Energy, Inc.*	1,383	25,323
Clayton Williams Energy, Inc.*	252	18,532

	SHARES	MARKET VALUE

Clean Energy Fuels Corp.*	908	$17,470
Cloud Peak Energy, Inc.*	1,258	19,361
Comstock Resources, Inc.*	1,240	21,787
Contango Oil & Gas Co.*	341	18,503
Crosstex Energy, Inc.	1,469	21,888
CVR Energy, Inc.*	798	24,227
Delek US Holdings, Inc.	1,410	22,983
DHT Holdings, Inc.	8,305	6,644
Endeavour International Corp.*	1,748	21,815
Energy Partners Ltd.*	1,217	19,813
Energy XXI Ltd.*	584	22,005
Evolution Petroleum Corp.*	2,263	20,005
Frontline Ltd.	1,195	7,827
FX Energy, Inc.*	3,583	20,351
Gastar Exploration Ltd.*	6,674	18,754
GeoResources, Inc.*	612	23,079
Golar LNG Ltd.	542	20,043
Goodrich Petroleum Corp.*	1,098	18,413
Green Plains Renewable Energy, Inc.*	1,915	15,301
Gulfport Energy Corp.*	691	18,111
Harvest Natural Resources, Inc.*	2,938	20,213
Houston American Energy Corp.*	3,665	8,466
Hyperdynamics Corp.*	16,069	15,000
Isramco, Inc.*	215	19,950
James River Coal Co.*	3,934	19,513
KiOR, Inc. — Class A*	1,677	16,435
Knightsbridge Tankers Ltd.	589	7,457
Kodiak Oil & Gas Corp.*	2,104	18,620
Magnum Hunter Resources Corp.*	3,014	18,717
Matador Resources Co.*	1,860	21,539
McMoRan Exploration Co.*	1,860	16,368
Miller Energy Resources, Inc.*	5,022	27,269
Nordic American Tanker Shipping Ltd.	563	8,175
Northern Oil and Gas, Inc.*	985	19,139
Oasis Petroleum, Inc.*	673	22,256
Overseas Shipholding Group, Inc.	712	8,330
Panhandle Oil and Gas, Inc. — Class A	657	18,100
Patriot Coal Corp.*	3,264	19,029
Penn Virginia Corp.	4,325	22,144
Petroleum Development Corp.*	535	18,399
Petroquest Energy, Inc.*	3,229	19,503
Rentech, Inc.*	8,592	19,848
Resolute Energy Corp.*	1,832	19,438
REX American Resources Corp.*	664	18,419
Rex Energy Corp.*	1,870	19,654
Rosetta Resources, Inc.*	402	20,209
Sanchez Energy Corp.*	913	22,131
Scorpio Tankers, Inc.*	1,163	7,874
SemGroup Corp. — Class A*	708	22,514
Ship Finance International Ltd.	553	7,659
Solazyme, Inc.*	1,381	15,191
Stone Energy Corp.*	708	19,859
Swift Energy Co.*	726	21,961
Targa Resources Corp.	459	22,073

78	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

Teekay Tankers Ltd. — Class A	1,595	$8,230
Triangle Petroleum Corp.*	3,006	19,569
Ur-Energy, Inc.*	14,640	15,958
Uranerz Energy Corp.*	7,205	12,609
Uranium Energy Corp.*	4,692	13,841
Uranium Resources, Inc.*	19,083	16,602
USEC, Inc.*	18,487	15,559
Vaalco Energy, Inc.*	2,199	19,945
Venoco, Inc.*	1,899	21,098
Voyager Oil & Gas, Inc.*	7,853	19,947
W&T Offshore, Inc.	962	19,019
Warren Resources, Inc.*	6,199	19,155
Western Refining, Inc.	1,105	21,050
Westmoreland Coal Co.*	1,779	17,950
World Fuel Services Corp.	498	21,942

Total Oil, Gas & Consumable Fuels		1,508,266

Paper & Forest Products - 0.8%
Buckeye Technologies, Inc.	515	16,691
Clearwater Paper Corp.*	552	18,199
Deltic Timber Corp.	272	16,614
KapStone Paper and Packaging Corp.*	882	15,929
Louisiana-Pacific Corp.*	1,836	16,616
Neenah Paper, Inc.	609	17,393
PH Glatfelter Co.	1,132	17,637
Schweitzer-Mauduit International, Inc.	260	17,633
Wausau Paper Corp.	1,920	17,395

Total Paper & Forest Products		154,107

Personal Products - 0.9%
Elizabeth Arden, Inc.*	209	8,147
Inter Parfums, Inc.	476	7,497
Medifast, Inc.*	2,576	49,511
Nature’s Sunshine Products, Inc.*	2,630	40,712
Nu Skin Enterprises, Inc. — Class A	125	6,663
Prestige Brands Holdings, Inc.*	451	7,662
Revlon, Inc. — Class A*	434	7,413
USANA Health Sciences, Inc.*	1,196	49,873

Total Personal Products		177,478

Pharmaceuticals - 1.5%
Acura Pharmaceuticals, Inc.*	944	3,049
Akorn, Inc.*	646	7,836
Alimera Sciences, Inc.*	2,019	6,239
Ampio Pharmaceuticals, Inc.*	2,243	6,931
Auxilium Pharmaceuticals, Inc.*	411	7,365
AVANIR Pharmaceuticals, Inc. — Class A*	2,263	6,902
Cadence Pharmaceuticals, Inc.*	2,083	7,686
Columbia Laboratories, Inc.*	10,904	7,959
Corcept Therapeutics, Inc.*	1,973	7,379
Cornerstone Therapeutics, Inc.*	1,309	7,723
Depomed, Inc.*	1,208	7,357
Durect Corp.*	9,238	6,467
Endocyte, Inc.*	1,412	10,082
Hi-Tech Pharmacal Co., Inc.*	211	6,877

	SHARES	MARKET VALUE

Impax Laboratories, Inc.*	324	$7,980
ISTA Pharmaceuticals, Inc.*	869	7,864
Jazz Pharmaceuticals PLC*	163	8,318
KV Pharmaceutical Co. — Class A*	6,040	6,946
Lannett Co., Inc.*	1,839	7,246
MAP Pharmaceuticals, Inc.*	478	6,128
Medicines Co. (The)*	387	8,549
Medicis Pharmaceutical Corp. — Class A	204	7,848
Nektar Therapeutics*	956	7,285
Obagi Medical Products, Inc.*	587	7,701
Optimer Pharmaceuticals, Inc.*	569	8,421
Pacira Pharmaceuticals, Inc.*	678	7,600
Pain Therapeutics, Inc.*	2,187	8,857
Par Pharmaceutical Cos., Inc.*	204	8,637
Pozen, Inc.*	1,397	9,304
Questcor Pharmaceuticals, Inc.*	201	9,025
Sagent Pharmaceuticals, Inc.*	410	7,376
Salix Pharmaceuticals Ltd.*	148	7,311
Santarus, Inc.*	1,342	8,549
Sucampo Pharmaceuticals, Inc. — Class A*	1,036	8,620
Transcept Pharmaceuticals, Inc.*	776	6,976
ViroPharma, Inc.*	257	5,590
Vivus, Inc.*	377	9,131
XenoPort, Inc.*	1,678	7,668
Zogenix, Inc.*	3,586	6,562

Total Pharmaceuticals		295,344

Professional Services - 1.2%
Acacia Research - Acacia Technologies*	180	7,380
Advisory Board Co. (The)*	94	8,569
Barrett Business Services, Inc.	420	8,316
CBIZ, Inc.*	1,283	7,788
CDI Corp.	471	8,356
Corporate Executive Board Co. (The)	193	7,984
CRA International, Inc.*	329	6,728
Dolan Co. (The)*	821	6,576
Exponent, Inc.*	170	8,126
Franklin Covey Co.*	793	7,367
FTI Consulting, Inc.*	220	7,995
GP Strategies Corp.*	483	8,105
Heidrick & Struggles International, Inc.	385	7,507
Hill International, Inc.*	2,107	7,501
Hudson Global, Inc.*	1,542	8,388
Huron Consulting Group, Inc.*	219	7,718
ICF International, Inc.*	330	8,230
Insperity, Inc.	272	7,417
Kelly Services, Inc. — Class A	540	7,555
Kforce, Inc.*	569	8,233
Korn/Ferry International*	513	8,285
Mistras Group, Inc.*	342	8,027
Navigant Consulting, Inc.*	596	8,296
Odyssey Marine Exploration, Inc.*	2,697	8,199
On Assignment, Inc.*	485	9,074

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	79

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

Resources Connection, Inc.	621	$8,061
RPX Corp.*	490	8,467
TrueBlue, Inc.*	479	8,268
VSE Corp.	334	7,348

Total Professional Services		229,864

Real Estate Investment Trusts (REITs) - 2.8%
Acadia Realty Trust	222	5,146
AG Mortgage Investment Trust, Inc.	251	4,970
Agree Realty Corp.	218	4,970
Alexander’s, Inc.	13	5,065
American Assets Trust, Inc.	220	5,172
American Campus Communities, Inc.	114	5,067
American Capital Mortgage Investment Corp.	230	5,228
Anworth Mortgage Asset Corp.	769	5,183
Apollo Commercial Real Estate Finance, Inc.	312	5,033
ARMOUR Residential REIT, Inc.	751	5,242
Ashford Hospitality Trust, Inc.	540	4,612
Associated Estates Realty Corp.	312	5,282
BioMed Realty Trust, Inc.	263	5,213
Campus Crest Communities, Inc.	430	5,009
CapLease, Inc.	1,240	5,146
Capstead Mortgage Corp.	375	5,149
CBL & Associates Properties, Inc.	260	4,844
Cedar Reality Trust, Inc.	988	5,157
Chatham Lodging Trust	375	4,875
Chesapeake Lodging Trust	276	4,996
Colonial Properties Trust	238	5,324
Colony Financial, Inc.	299	5,080
Coresite Realty Corp.	210	5,231
Cousins Properties, Inc.	659	5,180
CreXus Investment Corp.	476	4,993
CubeSmart	417	5,238
CYS Investments, Inc.	386	5,300
DCT Industrial Trust, Inc.	869	5,153
DiamondRock Hospitality Co.	491	5,219
DuPont Fabros Technology, Inc.	205	5,566
Dynex Capital, Inc.	532	5,017
EastGroup Properties, Inc.	100	5,030
Education Realty Trust, Inc.	473	5,331
Entertainment Properties Trust	107	5,135
Equity Lifestyle Properties, Inc.	73	5,106
Equity One, Inc.	250	5,195
Excel Trust, Inc.	401	4,808
Extra Space Storage, Inc.	177	5,372
FelCor Lodging Trust, Inc.*	1,395	5,887
First Industrial Realty Trust, Inc.*	416	5,133
First Potomac Realty Trust	403	5,013
Franklin Street Properties Corp.	462	4,652
Getty Realty Corp.	335	5,300
Gladstone Commercial Corp.	281	4,774
Glimcher Realty Trust	485	4,797
Government Properties Income Trust	211	4,899

	SHARES	MARKET VALUE

Hatteras Financial Corp.	183	$5,331
Healthcare Realty Trust, Inc.	230	4,940
Hersha Hospitality Trust	923	5,307
Highwoods Properties, Inc.	152	5,279
Home Properties, Inc.	84	5,128
Hudson Pacific Properties, Inc.	324	5,129
Inland Real Estate Corp.	567	4,876
Invesco Mortgage Capital, Inc.	290	5,116
Investors Real Estate Trust	652	4,707
iStar Financial, Inc.*	683	4,726
Kilroy Realty Corp.	108	5,125
Kite Realty Group Trust	947	4,839
LaSalle Hotel Properties	175	5,147
Lexington Realty Trust	548	4,877
LTC Properties, Inc.	161	5,358
Medical Properties Trust, Inc.	536	5,028
MFA Financial, Inc.	666	4,915
Mid-America Apartment Communities, Inc.	77	5,241
Mission West Properties, Inc.	516	4,530
Monmouth Real Estate Investment Corp. — Class A	516	5,294
MPG Office Trust, Inc.*	2,033	4,290
National Health Investors, Inc.	102	5,046
National Retail Properties, Inc.	185	5,065
Newcastle Investment Corp.	775	5,479
NorthStar Realty Finance Corp.	939	5,352
Omega Healthcare Investors, Inc.	234	5,010
One Liberty Properties, Inc.	272	5,144
Parkway Properties, Inc.	477	4,718
Pebblebrook Hotel Trust	218	5,249
Pennsylvania Real Estate Investment Trust	325	4,579
Pennymac Mortgage Investment Trust	268	5,438
Post Properties, Inc.	109	5,308
Potlatch Corp.	159	4,977
PS Business Parks, Inc.	78	5,323
RAIT Financial Trust	969	4,690
Ramco-Gershenson Properties Trust	414	4,985
Redwood Trust, Inc.	446	5,209
Resource Capital Corp.	878	4,741
Retail Opportunity Investments Corp.	417	5,067
RLJ Lodging Trust	270	5,071
Sabra Health Care REIT, Inc.	308	5,156
Saul Centers, Inc.	125	5,001
Sovran Self Storage, Inc.	101	5,323
STAG Industrial, Inc.	363	5,053
Starwood Property Trust, Inc.	234	4,884
Strategic Hotels & Resorts, Inc.*	771	5,251
Summit Hotel Properties, Inc.	647	5,409
Sun Communities, Inc.	116	5,075
Sunstone Hotel Investors, Inc.*	514	5,243
Tanger Factory Outlet Centers	167	5,230

80	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

Terreno Realty Corp.	356	$5,091
Two Harbors Investment Corp.	499	5,220
UMH Properties, Inc.	469	5,529
Universal Health Realty Income Trust	127	5,136
Urstadt Biddle Properties, Inc. — Class A	259	4,983
Washington Real Estate Investment Trust	170	5,023
Whitestone REIT — Class B	377	5,210
Winthrop Realty Trust	436	4,652

Total Real Estate Investment Trusts (REITs)		529,195

Real Estate Management & Development - 0.1%
AV Homes, Inc.*	401	5,000
Consolidated-Tomoka Land Co.	159	4,675
Forestar Group, Inc.*	324	4,983
Kennedy-Wilson Holdings, Inc.	370	5,202
Tejon Ranch Co.*	166	4,957

Total Real Estate Management & Development		24,817

Road & Rail - 0.8%
Amerco, Inc.	70	7,031
Arkansas Best Corp.	443	6,796
Avis Budget Group, Inc.*	539	7,093
Celadon Group, Inc.	518	8,096
Dollar Thrifty Automotive Group, Inc.*	93	7,520
Genesee & Wyoming, Inc. — Class A*	148	7,979
Heartland Express, Inc.	563	7,786
Knight Transportation, Inc.	464	7,619
Marten Transport Ltd.	375	7,901
Old Dominion Freight Line, Inc.*	175	7,782
Patriot Transportation Holding, Inc.*	359	7,887
Quality Distribution, Inc.*	605	6,758
RailAmerica, Inc.*	381	8,832
Roadrunner Transportation Systems, Inc.*	472	8,189
Saia, Inc.*	491	9,221
Swift Transportation Co. — Class A*	709	7,437
Universal Truckload Services, Inc.	551	8,596
Werner Enterprises, Inc.	325	7,677
Zipcar, Inc.*	506	6,097

Total Road & Rail		146,297

Semiconductors & Semiconductor Equipment - 2.7%
Advanced Energy Industries, Inc.*	626	7,474
Alpha & Omega Semiconductor Ltd.*	759	7,506
Amkor Technology, Inc.*	1,197	6,188
Amtech Systems, Inc.*	922	6,435
Anadigics, Inc.*	3,115	6,884
Applied Micro Circuits Corp.*	1,070	5,971
ATMI, Inc.*	328	6,891
Axcelis Technologies, Inc.*	4,305	5,855
AXT, Inc.*	1,152	5,864

	SHARES	MARKET VALUE

Brooks Automation, Inc.	622	$7,315
Cabot Microelectronics Corp.	464	15,952
Cavium, Inc.*	238	6,964
CEVA, Inc.*	330	7,290
Cirrus Logic, Inc.*	315	8,625
Cohu, Inc.	662	7,269
Cymer, Inc.*	155	8,035
Diodes, Inc.*	317	7,066
DSP Group, Inc.*	1,184	7,743
Entegris, Inc.*	812	7,186
Entropic Communications, Inc.*	1,252	5,296
Exar Corp.*	920	7,286
Formfactor, Inc.*	1,383	7,745
FSI International, Inc.*	1,532	7,767
GSI Technology, Inc.*	1,786	7,555
GT Advanced Technologies, Inc.*	2,598	16,913
Hittite Microwave Corp.*	139	7,442
Inphi Corp.*	544	5,522
Integrated Device Technology, Inc.*	1,033	6,993
Integrated Silicon Solution, Inc.*	676	7,179
Intermolecular, Inc.*	1,184	7,897
IXYS Corp.*	584	7,277
Kopin Corp.*	1,920	6,854
Kulicke & Soffa Industries, Inc.*	618	8,096
Lattice Semiconductor Corp.*	1,197	6,536
LTX-Credence Corp.*	1,119	7,721
MaxLinear, Inc. — Class A*	1,373	6,659
Micrel, Inc.	745	8,113
Microsemi Corp.*	350	7,532
Mindspeed Technologies, Inc.*	1,205	6,037
MIPS Technologies, Inc.*	1,366	8,934
MKS Instruments, Inc.	255	7,051
Monolithic Power Systems, Inc.*	391	8,101
MoSys, Inc.*	1,883	6,779
Nanometrics, Inc.*	409	6,344
NVE Corp.*	142	7,196
Omnivision Technologies, Inc.*	392	7,221
PDF Solutions, Inc.*	908	8,008
Pericom Semiconductor Corp.*	924	7,263
Photronics, Inc.*	1,135	7,026
PLX Technology, Inc.*	1,883	7,494
Power Integrations, Inc.	203	7,690
Rambus, Inc.*	1,142	5,813
RF Micro Devices, Inc.*	1,545	6,690
Rubicon Technology, Inc.*	726	6,861
Rudolph Technologies, Inc.*	684	7,387
Semtech Corp.*	264	7,197
Sigma Designs, Inc.*	1,416	7,802
Silicon Image, Inc.*	1,277	7,662
Spansion, Inc. — Class A*	620	7,477
Standard Microsystems Corp.*	301	7,970
STR Holdings, Inc.*	4,632	17,694
Supertex, Inc.*	417	8,536
Tessera Technologies, Inc.*	445	6,960

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	81

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

TriQuint Semiconductor, Inc.*	1,119	$5,461
Ultra Clean Holdings*	969	6,638
Ultratech, Inc.*	267	8,528
Veeco Instruments, Inc.*	257	7,759
Volterra Semiconductor Corp.*	226	7,433

Total Semiconductors & Semiconductor Equipment		517,908

Software - 2.5%
Accelrys, Inc.*	984	8,098
ACI Worldwide, Inc.*	184	7,334
Actuate Corp.*	1,242	8,818
Advent Software, Inc.*	195	5,263
American Software, Inc. — Class A	867	7,179
Aspen Technology, Inc.*	367	7,259
AVG Technologies NV*	514	7,119
Blackbaud, Inc.	227	7,032
Bottomline Technologies, Inc.*	269	6,330
BroadSoft, Inc.*	191	8,177
Callidus Software, Inc.*	934	7,397
CommVault Systems, Inc.*	148	7,706
Concur Technologies, Inc.*	130	7,353
Convio, Inc.*	493	7,888
Deltek, Inc.*	696	7,266
Digimarc Corp.*	272	7,113
Ebix, Inc.	321	6,564
Ellie Mae, Inc.*	723	9,370
EPIQ Systems, Inc.	621	7,055
ePlus, Inc.*	234	6,940
Fair Isaac Corp.	115	4,934
FalconStor Software, Inc.*	2,093	6,886
Glu Mobile, Inc.*	1,714	7,799
Guidance Software, Inc.*	675	6,406
Guidewire Software, Inc.*	219	5,961
Imperva, Inc.*	193	6,711
Interactive Intelligence Group*	245	7,267
JDA Software Group, Inc.*	282	8,144
Jive Software, Inc.*	286	6,810
Kenexa Corp.*	241	7,873
Manhattan Associates, Inc.*	158	7,924
Mentor Graphics Corp.*	502	7,254
MicroStrategy, Inc. — Class A*	55	7,688
Monotype Imaging Holdings, Inc.*	492	6,981
Motricity, Inc.*	6,721	6,923
Netscout Systems, Inc.*	363	7,510
NetSuite, Inc.*	150	6,657
OPNET Technologies, Inc.	257	5,952
Parametric Technology Corp.*	269	5,805
Pegasystems, Inc.	202	7,512
Progress Software Corp.*	314	7,266
PROS Holdings, Inc.*	408	8,034
QAD, Inc. — Class A*	568	7,015
QLIK Technologies, Inc.*	238	6,857
Quest Software, Inc.*	320	7,446

	SHARES	MARKET VALUE

RealPage, Inc.*	400	$7,260
Rosetta Stone, Inc.*	734	7,678
SeaChange International, Inc.*	951	7,817
Smith Micro Software, Inc.*	3,053	6,137
SolarWinds, Inc.*	190	8,913
Sourcefire, Inc.*	156	7,954
SRS Labs, Inc.*	1,078	10,273
SS&C Technologies Holdings, Inc.*	330	7,844
Synchronoss Technologies, Inc.*	227	7,105
Take-Two Interactive Software, Inc.*	482	6,796
Tangoe, Inc.*	414	8,479
TeleCommunication Systems, Inc. — Class A*	2,688	5,188
TeleNav, Inc.*	1,093	7,400
THQ, Inc.*	12,358	8,371
TiVo, Inc.*	637	6,873
Tyler Technologies, Inc.*	199	7,950
Ultimate Software Group, Inc.*	103	7,948
VASCO Data Security International, Inc.*	726	5,656
Verint Systems, Inc.*	252	7,621
VirnetX Holding Corp.*	297	7,377
Wave Systems Corp. — Class A*	3,719	5,318
Websense, Inc.*	358	7,425

Total Software		486,259

Specialty Retail - 2.7%
Aeropostale, Inc.*	352	7,807
America’s Car-Mart, Inc.*	166	7,626
ANN, Inc.*	258	7,144
Asbury Automotive Group, Inc.*	277	7,734
Ascena Retail Group, Inc.*	336	6,881
Barnes & Noble, Inc.*	535	11,101
Bebe Stores, Inc.	816	6,691
Big 5 Sporting Goods Corp.	904	7,567
Body Central Corp.*	276	8,382
Brown Shoe Co., Inc.	795	7,243
Buckle, Inc. (The)	156	7,204
Build-A-Bear Workshop, Inc.*	1,431	6,454
Cabela’s, Inc.*	192	7,260
Casual Male Retail Group, Inc.*	2,230	7,002
Cato Corp. (The) — Class A	268	7,458
Charming Shoppes, Inc.*	1,402	8,272
Children’s Place Retail Stores, Inc. (The)*	146	6,713
Christopher & Banks Corp.	3,213	6,008
Citi Trends, Inc.*	626	6,974
Coldwater Creek, Inc.*	6,481	6,416
Collective Brands, Inc.*	420	8,723
Conn’s, Inc.*	482	7,881
Cost Plus, Inc.*	425	8,232
Destination Maternity Corp.	401	7,956
Express, Inc.*	298	7,039
Finish Line, Inc. (The) — Class A	299	6,656

82	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

Francesca’s Holdings Corp.*	240	$7,524
Genesco, Inc.*	104	7,800
GNC Holdings, Inc. — Class A	1,277	49,880
Group 1 Automotive, Inc.	134	7,756
Haverty Furniture Cos., Inc.	625	7,500
hhgregg, Inc.*	650	6,799
Hibbett Sports, Inc.*	138	8,241
HOT Topic, Inc.	735	7,203
JOS A Bank Clothiers, Inc.*	139	6,609
Kirkland’s, Inc.*	447	6,544
Lithia Motors, Inc. — Class A	286	7,673
Lumber Liquidators Holdings, Inc.*	301	8,708
MarineMax, Inc.*	883	9,413
Mattress Firm Holding Corp.*	201	8,048
Men’s Wearhouse, Inc. (The)	189	7,001
Monro Muffler Brake, Inc.	177	7,303
New York & Co., Inc.*	2,033	8,030
Office Depot, Inc.*	2,033	6,180
OfficeMax, Inc.*	1,225	5,696
Pacific Sunwear of California, Inc.*	4,213	6,193
Penske Automotive Group, Inc.	303	8,011
PEP Boys-Manny Moe & Jack	509	7,599
Pier 1 Imports, Inc.	411	7,061
Rent-A-Center, Inc.	198	6,774
Rue21, Inc.*	258	7,830
Select Comfort Corp.*	232	6,700
Shoe Carnival, Inc.*	342	6,649
Sonic Automotive, Inc. — Class A	415	6,980
Stage Stores, Inc.	455	6,948
Stein Mart, Inc.*	1,174	7,537
Systemax, Inc.*	448	7,692
Talbots, Inc.*	2,333	6,906
Teavana Holdings, Inc.*	368	7,688
Vitamin Shoppe, Inc.*	167	7,861
West Marine, Inc.*	615	7,202
Wet Seal, Inc. (The) — Class A*	2,270	7,468
Winmark Corp.	132	7,569
Zale Corp.*	2,362	6,472
Zumiez, Inc.*	208	7,625

Total Specialty Retail		523,097

Textiles, Apparel & Luxury Goods - 1.0%
Carter’s, Inc.*	156	8,471
Cherokee, Inc.	669	8,684
Columbia Sportswear Co.	158	7,442
Crocs, Inc.*	357	7,211
Delta Apparel, Inc.*	456	6,525
G-III Apparel Group Ltd.*	260	6,981
Iconix Brand Group, Inc.*	425	6,519
Jones Group, Inc. (The)	675	7,573
K-Swiss, Inc. — Class A*	1,704	6,271
Kenneth Cole Productions, Inc. — Class A*	472	7,519
Liz Claiborne, Inc.*	630	8,442
Maidenform Brands, Inc.*	332	7,580

	SHARES	MARKET VALUE

Movado Group, Inc.	339	$9,611
Oxford Industries, Inc.	153	7,342
Perry Ellis International, Inc.*	411	7,690
Quiksilver, Inc.*	1,759	6,086
R.G. Barry Corp.	601	7,657
Skechers U.S.A., Inc. — Class A*	579	10,810
Steven Madden Ltd.*	172	7,432
True Religion Apparel, Inc.*	293	7,958
Unifi, Inc.*	1,816	20,194
Vera Bradley, Inc.*	256	6,651
Warnaco Group, Inc. (The)*	131	6,938
Wolverine World Wide, Inc.	190	7,970

Total Textiles, Apparel & Luxury Goods		195,557

Thrifts & Mortgage Finance - 1.2%
Apollo Residential Mortgage, Inc.	263	4,773
Astoria Financial Corp.	512	4,961
Bank Mutual Corp.	1,190	4,641
BankFinancial Corp.	717	4,775
Beneficial Mutual Bancorp, Inc.*	557	4,829
Berkshire Hills Bancorp, Inc.	220	4,992
BofI Holding, Inc.*	289	5,135
Brookline Bancorp, Inc.	532	4,777
Cape Bancorp, Inc.*	620	5,047
Charter Financial Corp.	545	4,905
Clifton Savings Bancorp, Inc.	487	4,977
Dime Community Bancshares, Inc.	343	4,754
Doral Financial Corp.*	3,119	5,708
ESB Financial Corp.	357	4,794
ESSA Bancorp, Inc.	511	4,982
Federal Agricultural Mortgage Corp. — Class C	222	5,075
First Defiance Financial Corp.	289	4,965
First Financial Holdings, Inc.	435	5,020
First Pactrust Bancorp, Inc.	421	4,627
Flagstar Bancorp, Inc.*	5,176	4,505
Flushing Financial Corp.	365	4,756
Fox Chase Bancorp, Inc.	386	4,910
Franklin Financial Corp.*	368	5,292
Home Federal Bancorp, Inc.	476	4,660
Home Loan Servicing Solutions Ltd.	360	4,990
HomeStreet, Inc.*	184	6,425
Kearny Financial Corp.	510	4,947
Meridian Interstate Bancorp, Inc.*	374	5,012
MGIC Investment Corp.*	1,023	3,540
Northfield Bancorp, Inc.	355	4,956
Northwest Bancshares, Inc.	391	4,817
OceanFirst Financial Corp.	353	5,143
Ocwen Financial Corp.*	323	4,816
Oritani Financial Corp.	344	5,098
Provident Financial Services, Inc.	343	5,042
Provident New York Bancorp	575	4,853
Radian Group, Inc.	1,126	3,513
Rockville Financial, Inc.	428	5,012
Roma Financial Corp.	498	4,701

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	83

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	April 30, 2012

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

Territorial Bancorp, Inc.	237	$5,148
TrustCo Bank Corp. NY	895	4,896
United Financial Bancorp, Inc.	317	5,085
ViewPoint Financial Group	327	5,202
Walker & Dunlop, Inc.*	394	5,142
Westfield Financial, Inc.	622	4,646
WSFS Financial Corp.	127	5,069

Total Thrifts & Mortgage Finance		225,913

Tobacco - 0.9%
Alliance One International, Inc.*	11,503	40,720
Star Scientific, Inc.*	12,837	45,571
Universal Corp.	949	43,493
Vector Group Ltd.	2,505	43,462

Total Tobacco		173,246

Trading Companies & Distributors - 1.0%
Aceto Corp.	1,920	17,280
Aircastle Ltd.	658	7,995
Applied Industrial Technologies, Inc.	202	7,939
Beacon Roofing Supply, Inc.*	680	18,149
CAI International, Inc.*	451	9,318
DXP Enterprises, Inc.*	189	8,197
Essex Rental Corp.*	2,031	7,982
H&E Equipment Services, Inc.*	442	8,531
Houston Wire & Cable Co.	596	7,325
Interline Brands, Inc.*	835	17,568
Kaman Corp.	240	8,251
Rush Enterprises, Inc. — Class A*	371	6,708
SeaCube Container Leasing Ltd.	471	8,737
TAL International Group, Inc.	227	9,377
Textainer Group Holdings Ltd.	250	8,767
Titan Machinery, Inc.*	307	10,938
United Rentals, Inc.*	199	9,289
Watsco, Inc.	249	17,916

Total Trading Companies & Distributors		190,267

Transportation Infrastructure - 0.0%[a]
Wesco Aircraft Holdings, Inc.*	531	8,384

Total Transportation Infrastructure		8,384

Water Utilities - 1.3%
American States Water Co.	1,152	41,979
California Water Service Group	2,316	41,943
Connecticut Water Service, Inc.	1,461	40,543
Middlesex Water Co.	2,263	42,001
SJW Corp.	1,715	41,331
York Water Co.	2,417	42,225

Total Water Utilities		250,022

	SHARES	MARKET VALUE

Wireless Telecommunication Services - 0.9%
Leap Wireless International, Inc.*	4,584	$25,716
NTELOS Holdings Corp.	2,035	41,148
Pendrell Corp.*	16,253	21,942
Shenandoah Telecom Co.	3,868	43,128
USA Mobility, Inc.	3,164	40,879

Total Wireless Telecommunication Services		172,813

Total Common Stocks (Cost $19,551,548)		19,106,577

WARRANTS - 0.0%[a]
Oil, Gas & Consumable Fuels - 0.0%[a]
Magnum Hunter Resources Corp., expires 10/14/2013*	385	—

Total Oil, Gas & Consumable Fuels		—

Total Warrants (Cost $0)		—

SHORT TERM INVESTMENTS - 0.2%
SSgA Government Money Market Fund	43,407	43,407

Total Short Term Investments (Cost $43,407)		43,407

Total Investments — 99.8%[b] (Cost $19,594,955)		19,149,984

Other Assets and Liabilities, net — 0.2%		34,809

Net Assets — 100.0%		$19,184,793

84	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

*	Non-Income Producing Security.
[a]	Amount represents less than 0.05% of net assets.
[b]	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2012

GUGGENHEIM MSCI EAFE EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

COMMON STOCKS - 98.5%
Aerospace & Defense - 1.0%
BAE Systems PLC	2,993	$14,347
Cobham PLC	4,340	15,963
European Aeronautic Defence and Space Co. NV	418	16,501
Finmeccanica SpA	2,505	10,762
Meggitt PLC	2,274	15,084
Rolls-Royce Group PLC — Class C*	100,257	163
Rolls-Royce Holdings PLC*	116,494	189
Rolls-Royce Holdings PLC*	1,099	14,696
Safran SA	421	15,602
Thales SA	391	13,546

Total Aerospace & Defense		116,853

Air Freight & Logistics - 0.5%
Deutsche Post AG	789	14,724
TNT Express NV	1,107	13,421
Toll Holdings Ltd.	2,301	14,038
Yamato Holdings Co., Ltd.	900	13,943

Total Air Freight & Logistics		56,126

Airlines - 1.0%
All Nippon Airways Co., Ltd.	6,000	17,584
Cathay Pacific Airways Ltd.	6,000	10,178
Deutsche Lufthansa AG	1,002	13,038
International Consolidated Airlines Group SA*	5,266	15,124
Qantas Airways Ltd.*	7,775	13,234
Ryanair Holdings PLC ADR*	403	13,569
Singapore Airlines Ltd.	3,000	25,944

Total Airlines		108,671

Auto Components - 1.7%
Aisin Seiki Co., Ltd.	300	10,686
Bridgestone Corp.	600	14,315
Cie Generale des Etablissements Michelin — Class B	206	15,383
Continental AG	150	14,537
Denso Corp.	300	9,803
GKN PLC	3,747	12,394
NHK SPRING Co., Ltd.	1,200	12,624
NOK Corp.	600	12,497
Nokian Renkaat OYJ	309	14,654
Pirelli & C SpA	1,373	16,718
Stanley Electric Co., Ltd.	900	13,876
Sumitomo Rubber Industries Ltd.	1,200	16,712
Toyota Boshoku Corp.	1,200	14,834
Toyota Industries Corp.	300	8,540

Total Auto Components		187,573

Automobiles - 1.9%
Bayerische Motoren Werke AG	147	13,972
Daimler AG	219	12,106
Fiat SpA*	2,277	10,994
Fuji Heavy Industries Ltd.	3,000	23,032
Honda Motor Co., Ltd.	300	10,881

	SHARES	MARKET VALUE

Isuzu Motors Ltd.	3,000	$17,246
Mazda Motor Corp.*	9,000	14,766
Mitsubishi Motors Corp.*	12,000	13,526
Nissan Motor Co., Ltd.	1,500	15,705
Peugeot SA	713	8,559
Porsche Automobil Holding SE	221	13,489
Renault SA	261	11,858
Suzuki Motor Corp.	600	14,255
Toyota Motor Corp.	300	12,418
Volkswagen AG	78	14,773
Yamaha Motor Co., Ltd.	900	12,117

Total Automobiles		219,697

Beverages - 1.1%
Anheuser-Busch InBev NV	203	14,630
Asahi Breweries Ltd.	600	13,549
Carlsberg A/S — Class B	170	14,651
Coca-Cola Amatil Ltd.	1,012	13,117
Diageo PLC	576	14,507
Heineken Holding NV	308	14,260
Heineken NV	269	14,709
Pernod-Ricard SA	131	13,595
SABMiller PLC	352	14,796

Total Beverages		127,814

Biotechnology - 0.4%
Actelion Ltd.*	361	15,273
CSL Ltd.	399	15,228
Grifols SA*	684	17,223
Grifols SA*	77	1,437

Total Biotechnology		49,161

Building Products - 1.1%
Asahi Glass Co., Ltd.	3,000	23,784
Assa Abloy AB — Series B	465	13,549
Cie de St-Gobain	288	12,062
Daikin Industries Ltd.	600	15,961
Geberit AG*	63	13,320
JS Group Corp.	600	11,820
Nippon Sheet Glass Co., Ltd.	9,000	11,723
TOTO Ltd.	3,000	22,243

Total Building Products		124,462

Capital Markets - 1.9%
3i Group PLC	4,131	12,819
Credit Suisse Group AG*	540	12,916
Daiwa Securities Group, Inc.	3,000	11,422
Deutsche Bank AG	297	12,921
GAM Holding AG*	1,123	14,414
ICAP PLC	2,271	14,003
Investec PLC	2,253	12,995
Julius Baer Group Ltd.*	334	12,787
Macquarie Group Ltd.	483	14,688
Man Group PLC	5,940	9,983
Mediobanca SpA	2,007	9,802
Nomura Holdings, Inc.	3,000	12,399
Partners Group Holding AG	75	14,270

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	85

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM MSCI EAFE EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

Ratos AB	1,131	$13,239
SBI Holdings, Inc.	144	11,723
Schroders PLC	561	12,918
UBS AG*	1,063	13,269

Total Capital Markets		216,568

Chemicals - 4.8%
Air Liquide SA	102	13,118
Akzo Nobel NV	240	12,860
Arkema SA	150	13,284
Asahi Kasei Corp.	3,000	18,636
BASF SE	162	13,334
Daicel Corp.	3,000	19,087
Denki Kagaku Kogyo KK	3,000	11,723
Givaudan SA*	15	14,560
Hitachi Chemical Co., Ltd.	600	11,204
Incitec Pivot Ltd.	3,634	12,371
Israel Chemicals Ltd.	1,154	13,215
Israel Corp., Ltd. (The)	21	13,697
Johnson Matthey PLC	378	14,204
JSR Corp.	600	11,918
K+S AG	270	13,492
Koninklijke DSM NV	268	15,364
Kuraray Co., Ltd.	900	12,895
Lanxess AG	183	14,569
Linde AG	84	14,375
Mitsubishi Chemical Holdings Corp.	3,000	15,856
Mitsubishi Gas Chemical Co., Inc.	3,000	19,763
Mitsui Chemicals, Inc.	3,000	8,679
Nitto Denko Corp.	300	12,437
Novozymes A/S — Series B	459	12,037
Orica Ltd.	493	13,791
Shin-Etsu Chemical Co., Ltd.	300	17,434
Showa Denko KK	6,000	13,451
Sika AG	6	12,712
Solvay SA	114	13,871
Sumitomo Chemical Co., Ltd.	3,000	12,437
Syngenta AG	42	14,747
Taiyo Nippon Sanso Corp.	3,000	20,815
Teijin Ltd.	3,000	10,145
Toray Industries, Inc.	3,000	23,182
Tosoh Corp.	6,000	16,757
Ube Industries Ltd.	6,000	15,405
Wacker Chemie AG	128	10,316
Yara International ASA	302	14,799

Total Chemicals		542,540

Commercial Banks - 6.1%
Aozora Bank Ltd.	6,000	15,480
Australia & New Zealand Banking Group Ltd.	632	15,731
Banca Monte dei Paschi di Siena SpA	26,523	9,419
Banco Bilbao Vizcaya Argentaria SA	1,525	10,306
Banco de Sabadell SA	3,871	9,140
Banco Espirito Santo SA*	6,306	5,342

	SHARES	MARKET VALUE

Banco Popolare SC	7,296	$10,835
Banco Popular Espanol SA	3,092	9,883
Banco Santander SA	1,665	10,401
Bank Hapoalim BM	4,224	15,679
Bank Leumi Le-Israel BM	4,372	13,679
Bank of East Asia Ltd.	3,600	13,434
Bank of Yokohama Ltd. (The)	3,000	14,616
Bankia SA*	3,408	11,696
Bankinter SA	2,200	9,787
Barclays PLC	3,564	12,631
Bendigo and Adelaide Bank Ltd.	1,656	12,982
BNP Paribas SA	282	11,328
BOC Hong Kong Holdings Ltd.	4,500	13,951
CaixaBank	2,889	9,957
Chiba Bank Ltd. (The)	3,000	18,298
Commerzbank AG*	5,355	11,588
Commonwealth Bank of Australia	260	14,067
Credit Agricole SA	2,130	10,947
Danske Bank A/S*	866	14,060
DnB NOR ASA	1,113	11,988
Erste Group Bank AG	561	12,916
Fukuoka Financial Group, Inc.	3,000	12,549
Hang Seng Bank Ltd.	1,200	16,489
HSBC Holdings PLC	1,535	13,836
Intesa Sanpaolo SpA	6,978	10,556
KBC Groep NV	603	11,660
Lloyds Banking Group PLC*	24,705	12,440
Mitsubishi UFJ Financial Group, Inc.	2,700	13,087
Mizuho Financial Group, Inc.	8,900	14,156
National Australia Bank Ltd.	530	13,921
National Bank of Greece SA ADR*	4,242	9,672
Natixis	3,954	12,047
Nordea Bank AB	1,452	12,871
Oversea-Chinese Banking Corp., Ltd.	3,000	21,725
Raiffeisen Bank International AG	393	13,048
Resona Holdings, Inc.	3,000	12,812
Royal Bank of Scotland Group PLC*	30,939	12,193
Seven Bank Ltd.	6,300	15,623
Shinsei Bank Ltd.	12,000	15,630
Skandinaviska Enskilda Banken AB — Class A	1,875	12,650
Societe Generale	426	10,070
Standard Chartered PLC	540	13,206
Sumitomo Mitsui Financial Group, Inc.	300	9,709
Sumitomo Mitsui Trust Holdings, Inc.	3,000	8,867
Svenska Handelsbanken AB	420	13,606
Swedbank AB	819	13,558
UniCredit SpA	2,670	10,623
Unione di Banche Italiane SCPA	2,898	10,763
Westpac Banking Corp.	606	14,340

Total Commercial Banks		691,848

Commercial Services & Supplies - 1.3%
Aggreko PLC	425	15,535
Babcock International Group PLC	1,102	14,870

86	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM MSCI EAFE EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

Brambles Ltd.	1,762	$13,262
Edenred	481	15,362
G4S PLC	3,195	14,506
Secom Co., Ltd.	300	14,278
Securitas AB	1,343	12,305
Serco Group PLC	1,599	14,086
Societe BIC SA	143	15,749
Toppan Printing Co., Ltd.	3,000	20,402

Total Commercial Services & Supplies		150,355

Communications Equipment - 0.3%
Alcatel-Lucent*	5,322	8,199
Nokia OYJ	2,403	8,632
Telefonaktiebolaget LM Ericsson — Class B*	1,356	13,432

Total Communications Equipment		30,263

Computers & Peripherals - 0.3%
Fujitsu Ltd.	3,000	14,653
Seiko Epson Corp.	900	12,129
Toshiba Corp.	3,000	12,361

Total Computers & Peripherals		39,143

Construction & Engineering - 1.5%
ACS Actividades de Construccion y Servicios SA	456	8,359
Balfour Beatty PLC	3,090	13,096
Bouygues SA	388	10,538
Eiffage SA	351	11,930
Ferrovial SA	1,055	11,746
Fomento de Construcciones y Contratas SA	492	8,404
Hochtief AG	189	11,079
Kajima Corp.	3,000	8,567
Koninklijke Boskalis Westminster NV	379	13,825
Leighton Holdings Ltd.	510	10,932
Obayashi Corp.	3,000	12,737
Shimizu Corp.	3,000	11,422
Skanska AB — Class B	762	12,399
Taisei Corp.	6,000	15,255
Vinci SA	270	12,507

Total Construction & Engineering		172,796

Construction Materials - 0.8%
Boral Ltd.	2,925	11,510
CRH PLC ADR	645	13,113
Fletcher Building Ltd.	2,649	13,567
HeidelbergCement AG	261	14,348
Holcim Ltd.*	216	13,446
James Hardie Industries SE	1,722	13,427
Lafarge SA	294	11,462

Total Construction Materials		90,873

Consumer Finance - 0.3%
Aeon Credit Service Co., Ltd.	900	15,781
Credit Saison Co., Ltd.	600	12,955

Total Consumer Finance		28,736

	SHARES	MARKET VALUE

Containers & Packaging - 0.4%
Amcor Ltd.	1,669	$13,066
Rexam PLC	2,259	15,774
Toyo Seikan Kaisha Ltd.	900	12,083

Total Containers & Packaging		40,923

Distributors - 0.1%
Li & Fung Ltd.	6,000	12,839

Total Distributors		12,839

Diversified Consumer Services - 0.1%
Benesse Holdings, Inc.	300	14,879

Total Diversified Consumer Services		14,879

Diversified Financial Services - 1.9%
ASX Ltd.	403	13,425
Deutsche Boerse AG	212	13,308
Exor SpA	546	12,697
First Pacific Co., Ltd.	11,910	12,942
Groupe Bruxelles Lambert SA	176	12,209
Hong Kong Exchanges and Clearing Ltd.	900	14,397
Industrivarden AB — Class C	915	13,977
ING Groep NV*	1,566	11,041
Investor AB — Series B	674	13,433
Kinnevik Investment AB — Class B	604	12,281
London Stock Exchange Group PLC	898	15,865
Mitsubishi UFJ Lease & Finance Co., Ltd.	300	12,512
ORIX Corp.	150	14,428
Pohjola Bank PLC — Series A	1,194	12,848
Singapore Exchange Ltd.	3,000	16,245
Wendel SA	162	12,119

Total Diversified Financial Services		213,727

Diversified Telecommunication Services - 2.8%
Belgacom SA	394	11,191
Bezeq The Israeli Telecommunication Corp., Ltd.	8,298	13,861
BT Group PLC	4,204	14,391
Deutsche Telekom AG	1,182	13,324
Elisa OYJ	576	12,991
France Telecom SA	885	12,106
HKT Trust & HKT Ltd.*	717	557
Iliad SA	102	13,129
Inmarsat PLC	1,744	12,455
Koninklijke KPN NV	1,284	11,524
Nippon Telegraph & Telephone Corp.	300	13,620
PCCW Ltd.	33,000	12,293
Portugal Telecom SGPS SA	2,613	14,062
Singapore Telecommunications Ltd.	6,000	15,130
Swisscom AG	33	12,292
TDC A/S	1,779	12,756
Tele2 AB — Class B	629	11,984
Telecom Corp. of New Zealand Ltd.	8,018	17,253
Telecom Italia SpA*	11,206	12,733
Telefonica SA	807	11,760

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	87

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM MSCI EAFE EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

Telekom Austria AG	1,182	$12,963
Telenor ASA	737	13,535
TeliaSonera AB	1,941	12,971
Telstra Corp., Ltd.	3,789	13,964
Vivendi SA	630	11,644

Total Diversified Telecommunication Services		314,489

Electric Utilities - 2.5%
Acciona SA	174	10,686
Cheung Kong Infrastructure Holdings Ltd.	3,000	17,808
Chubu Electric Power Co., Inc.	900	14,744
Chugoku Electric Power Co., Inc. (The)	900	15,476
CLP Holdings Ltd.	1,500	12,848
E.ON AG	612	13,863
EDF SA	558	11,806
EDP — Energias de Portugal SA	4,773	13,645
Enel SpA	3,408	11,186
Fortum OYJ	555	11,937
Hokkaido Electric Power Co., Inc.	900	12,670
Hokuriku Electric Power Co.	600	10,272
Iberdrola SA	2,307	10,739
Kansai Electric Power Co., Inc. (The)	900	13,053
Kyushu Electric Power Co., Inc.	900	11,959
Power Assets Holdings Ltd.	1,500	11,215
Red Electrica Corp. SA	268	11,667
Shikoku Electric Power Co., Inc.	600	15,503
SSE PLC	690	14,801
Terna Rete Elettrica Nazionale SpA	3,660	13,612
Tohoku Electric Power Co., Inc.*	1,200	12,609
Tokyo Electric Power Co., Inc. (The)*	4,500	11,272

Total Electric Utilities		283,371

Electrical Equipment - 1.9%
ABB Ltd.*	687	12,519
Alstom SA	321	11,463
Bekaert SA	420	12,441
Fuji Electric Co., Ltd.	6,000	16,081
Furukawa Electric Co., Ltd.	6,000	16,382
GS Yuasa Corp.	3,000	15,555
Legrand SA	382	12,893
Mitsubishi Electric Corp.	3,000	26,564
Nidec Corp.	300	27,052
Prysmian SpA	801	13,040
Schneider Electric SA*	204	12,531
Sumitomo Electric Industries Ltd.	1,200	16,367
Ushio, Inc.	900	11,824
Vestas Wind Systems A/S*	1,326	11,704

Total Electrical Equipment		216,416

Electronic Equipment, Instruments & Components - 2.0%
Citizen Holdings Co., Ltd.	2,400	15,119
FUJIFILM Holdings Corp.	600	12,827
Hamamatsu Photonics KK	300	12,005
Hexagon AB — Class B	687	13,948

	SHARES	MARKET VALUE

Hitachi High-Technologies Corp.	600	$15,157
Hitachi Ltd.	3,000	19,237
Hoya Corp.	600	13,827
Ibiden Co., Ltd.	600	12,392
Kyocera Corp.	300	29,532
Murata Manufacturing Co., Ltd.	300	17,265
Omron Corp.	600	12,827
Shimadzu Corp.	3,000	26,902
TDK Corp.	300	15,856
Yokogawa Electric Corp.	1,500	14,503

Total Electronic Equipment, Instruments & Components		231,397

Energy Equipment & Services - 1.6%
Aker Solutions ASA	801	13,598
AMEC PLC	786	14,486
Cie Generale de Geophysique — Veritas*	447	12,726
Fugro NV	192	13,992
Petrofac Ltd.	573	16,143
Saipem SpA	293	14,473
SBM Offshore NV	783	14,224
Seadrill Ltd.	367	14,191
Subsea 7 SA*	588	15,223
Technip SA	137	15,491
Tenaris SA	723	14,000
Transocean Ltd.	257	12,827
WorleyParsons Ltd.	467	13,734

Total Energy Equipment & Services		185,108

Food & Staples Retailing - 2.5%
Aeon Co., Ltd.	1,200	15,690
Carrefour SA	567	11,388
Casino Guichard Perrachon SA*	143	14,042
Colruyt SA	360	14,747
Delhaize Group SA	255	12,412
Distribuidora Internacional de Alimentacion SA*	2,908	13,933
FamilyMart Co., Ltd.	300	13,376
J Sainsbury PLC	2,928	14,640
Jeronimo Martins SGPS SA	786	14,720
Kesko OYJ	411	10,977
Koninklijke Ahold NV	958	12,150
Lawson, Inc.	300	19,876
Metcash Ltd.	3,046	12,557
Metro AG	354	11,421
Olam International Ltd.	9,000	16,512
Seven & I Holdings Co., Ltd.	600	18,208
Tesco PLC	2,775	14,300
Wesfarmers Ltd.	447	14,091
WM Morrison Supermarkets PLC	3,051	13,902
Woolworths Ltd.	487	13,151

Total Food & Staples Retailing		282,093

Food Products - 2.1%
Aryzta AG*	262	13,192

88	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM MSCI EAFE EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

Associated British Foods PLC	687	$13,599
Barry Callebaut AG*	15	14,436
Danone	191	13,436
Golden Agri-Resources Ltd.	24,000	14,257
Kerry Group PLC — Class A	457	20,668
MEIJI Holdings Co., Ltd.	300	13,319
Nestle SA	215	13,170
Nisshin Seifun Group, Inc.	1,500	18,373
Nissin Foods Holdings Co., Ltd.	300	11,291
Suedzucker AG	480	14,609
Tate & Lyle PLC	1,266	14,195
Unilever NV	417	14,278
Unilever PLC	432	14,753
Wilmar International Ltd.	3,000	11,808
Yakult Honsha Co., Ltd.	600	22,153

Total Food Products		237,537

Gas Utilities - 1.0%
APA Group	2,718	14,770
Enagas SA	638	11,210
Gas Natural SDG SA	822	11,445
Hong Kong & China Gas Co., Ltd.	6,000	15,345
Osaka Gas Co., Ltd.	3,000	12,136
Snam Rete Gas SpA	2,747	13,067
Toho Gas Co., Ltd.	3,000	18,110
Tokyo Gas Co., Ltd.	3,000	14,503

Total Gas Utilities		110,586

Health Care Equipment & Supplies - 1.5%
Cie Generale d’Optique Essilor International SA	170	14,972
Cochlear Ltd.	224	15,309
Coloplast A/S — Class B	81	14,988
Getinge AB — Class B	499	13,389
Olympus Corp.*	900	14,203
Smith & Nephew PLC	1,307	12,872
Sonova Holding AG*	119	13,137
Straumann Holding AG	87	14,435
Synthes, Inc.	75	12,932
Sysmex Corp.	300	12,136
Terumo Corp.	300	13,808
William Demant Holding A/S*	154	14,535

Total Health Care Equipment & Supplies		166,716

Health Care Providers & Services - 0.9%
Celesio AG	794	13,688
Fresenius Medical Care AG & Co. KGaA	176	12,493
Fresenius SE & Co. KGaA	127	12,674
Miraca Holdings, Inc.	300	11,854
Ramsay Health Care Ltd.	654	13,637
Sonic Healthcare Ltd.	1,063	13,955
Suzuken Co., Ltd.	600	18,185

Total Health Care Providers & Services		96,486

Hotels, Restaurants & Leisure - 2.2%
Accor SA	399	13,781
Autogrill SpA	1,356	13,496

	SHARES	MARKET VALUE

Carnival PLC	471	$15,320
Compass Group PLC	1,352	14,139
Crown Ltd.	1,460	13,831
Echo Entertainment Group Ltd.	3,137	14,696
Galaxy Entertainment Group Ltd.*	6,000	18,755
Genting Singapore PLC*	12,000	16,779
Intercontinental Hotels Group PLC	627	14,936
Sands China Ltd.	3,600	14,154
SJM Holdings Ltd.	6,000	13,179
Sodexo	179	14,253
TABCORP Holdings Ltd.	4,385	13,102
Tatts Group Ltd.	5,275	14,168
TUI Travel PLC	4,395	13,631
Whitbread PLC	487	15,239
Wynn Macau Ltd.	6,000	19,258

Total Hotels, Restaurants & Leisure		252,717

Household Durables - 1.2%
Casio Computer Co., Ltd.*	2,100	14,071
Electrolux AB — Series B	654	14,601
Husqvarna AB	2,292	13,186
Panasonic Corp.	1,500	11,685
Rinnai Corp.	300	21,980
Sekisui Chemical Co., Ltd.	3,000	27,052
Sharp Corp.	3,000	19,388
Sony Corp.	600	9,889

Total Household Durables		131,852

Household Products - 0.4%
Henkel AG & Co. KGaA	212	15,769
Reckitt Benckiser Group PLC	236	13,746
Unicharm Corp.	300	16,758

Total Household Products		46,273

Independent Power Producers & Energy Traders - 0.4%
Electric Power Development Co., Ltd.	600	16,652
Enel Green Power SpA	6,960	11,239
International Power PLC	2,447	16,570

Total Independent Power Producers & Energy Traders		44,461

Industrial Conglomerates - 0.9%
Fraser and Neave Ltd.	3,000	17,070
Keppel Corp., Ltd.	3,000	26,792
Koninklijke Philips Electronics NV*	644	12,786
Orkla ASA	1,609	11,808
SembCorp Industries Ltd.	3,000	12,244
Siemens AG	127	11,761
Smiths Group PLC	845	14,682

Total Industrial Conglomerates		107,143

Insurance - 4.3%
Admiral Group PLC	844	16,597
Aegon NV*	2,649	12,233
Ageas	6,393	11,635
AIA Group Ltd.	3,600	12,808

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	89

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM MSCI EAFE EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

Allianz SE	114	$12,701
AMP Ltd.	2,940	13,069
Assicurazioni Generali SpA	852	11,604
Aviva PLC	2,361	11,812
AXA SA*	858	12,151
Baloise Holding AG	176	13,622
Dai-ichi Life Insurance Co., Ltd. (The)	12	15,209
Delta Lloyd NV	734	12,372
Gjensidige Forsikring ASA	1,090	12,273
Hannover Rueckversicherung AG	248	14,989
Insurance Australia Group Ltd.	4,123	15,195
Legal & General Group PLC	7,698	14,700
Mapfre SA	3,702	10,696
MS&AD Insurance Group Holdings	600	11,144
Muenchener Rueckversicherungs AG	96	13,932
NKSJ Holdings, Inc.	600	12,437
Old Mutual PLC	4,809	11,542
Prudential PLC	1,224	14,996
QBE Insurance Group Ltd.	1,125	16,209
Resolution Ltd.	3,129	11,371
RSA Insurance Group PLC	8,112	13,831
Sampo OYJ	487	12,956
SCOR SE	535	14,144
Sony Financial Holdings, Inc.	900	14,744
Standard Life PLC	4,025	14,615
Suncorp Group Ltd.	1,517	12,855
Swiss Life Holding AG*	125	12,787
Swiss Re Ltd.*	246	15,422
T&D Holdings, Inc.	1,200	13,030
Tokio Marine Holdings, Inc.	600	15,473
Tryg A/S	258	14,391
Zurich Financial Services AG*	56	13,697

Total Insurance		483,242

Internet & Catalog Retail - 0.2%
Rakuten, Inc.	15	16,720

Total Internet & Catalog Retail		16,720

Internet Software & Services - 0.5%
Dena Co., Ltd.	300	9,405
Gree, Inc.	600	16,164
United Internet AG	648	12,813
Yahoo Japan Corp.	45	13,532

Total Internet Software & Services		51,914

IT Services - 1.1%
Amadeus IT Holding SA — Series A	743	15,184
Atos Origin SA	240	15,455
Cap Gemini SA	330	12,880
Computershare Ltd.	1,689	14,788
Indra Sistemas SA	892	9,254
Itochu Techno-Solutions Corp.	300	13,695
Nomura Research Institute Ltd.	600	13,864
NTT Data Corp.	3	10,457
Otsuka Corp.	300	24,159

Total IT Services		129,736

	SHARES	MARKET VALUE

Leisure Equipment & Products - 0.8%
Namco Bandai Holdings, Inc.	900	$12,940
Nikon Corp.	600	17,982
Sankyo Co., Ltd.	300	14,503
Sega Sammy Holdings, Inc.	600	12,587
Shimano, Inc.	300	19,763
Yamaha Corp.	1,500	14,635

Total Leisure Equipment & Products		92,410

Life Sciences Tools & Services - 0.2%
Lonza Group AG*	252	11,364
QIAGEN NV*	854	14,117

Total Life Sciences Tools & Services		25,481

Machinery - 4.5%
Alfa Laval AB	681	13,573
Amada Co., Ltd.	3,000	20,515
Atlas Copco AB — Class A	531	12,637
Cosco Corp. Singapore Ltd.	15,000	12,547
Fiat Industrial SpA	1,302	14,768
GEA Group AG	439	14,485
Hino Motors Ltd.	3,000	21,417
Hitachi Construction Machinery Co., Ltd.	600	13,128
IHI Corp.	6,000	14,578
Invensys PLC	4,081	14,718
Japan Steel Works Ltd. (The)	3,000	18,336
JTEKT Corp.	1,200	13,271
Kawasaki Heavy Industries Ltd.	3,000	9,093
Komatsu Ltd.	600	17,396
Kone OYJ — Class B	227	14,046
Kurita Water Industries Ltd.	600	14,736
Makita Corp.	300	11,610
MAN SE	120	15,158
Metso OYJ	291	12,479
Mitsubishi Heavy Industries Ltd.	3,000	13,677
Nabtesco Corp.	600	12,940
NSK Ltd.	3,000	20,815
NTN Corp.	3,000	11,460
Sandvik AB	885	14,019
Scania AB — Class B	711	14,530
Schindler Holding AG	107	13,840
SembCorp Marine Ltd.	3,000	12,317
SKF AB	537	12,739
Sulzer AG	99	14,234
Sumitomo Heavy Industries Ltd.	3,000	15,555
THK Co., Ltd.	600	12,053
Vallourec SA	206	12,387
Volvo AB — Class B	969	13,432
Wartsila OYJ	403	16,311
Weir Group PLC (The)	415	11,490
Yangzijiang Shipbuilding Holdings Ltd.	12,000	11,444

Total Machinery		511,734

Marine - 0.9%
AP Moller - Maersk A/S — Class B	3	23,464

90	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM MSCI EAFE EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

Kawasaki Kisen Kaisha Ltd.*	6,000	$12,775
Kuehne + Nagel International AG	104	12,638
Mitsui OSK Lines Ltd.	3,000	11,723
Neptune Orient Lines Ltd.*	12,000	11,978
Nippon Yusen KK	6,000	17,884
Orient Overseas International Ltd.	1,500	10,248

Total Marine		100,710

Media - 2.3%
Axel Springer AG	298	13,588
British Sky Broadcasting Group PLC	1,284	14,137
Dentsu, Inc.	600	18,508
Eutelsat Communications SA	366	13,026
Fairfax Media Ltd.	16,443	11,811
ITV PLC	11,019	14,977
Kabel Deutschland Holding AG*	218	13,734
Lagardere SCA	465	14,094
Mediaset SpA	4,565	10,858
Modern Times Group AB — Class B	287	13,950
Pearson PLC	690	12,997
ProSiebenSat.1 Media AG	552	14,013
Publicis Groupe SA	264	13,613
Reed Elsevier NV	1,098	12,947
Reed Elsevier PLC	1,496	12,389
SES SA	582	13,935
Singapore Press Holdings Ltd.	6,000	19,252
Wolters Kluwer NV	703	12,133
WPP PLC	1,101	14,902

Total Media		264,864

Metals & Mining - 4.1%
Acerinox SA	928	11,279
Alumina Ltd.	10,542	12,731
Anglo American PLC	321	12,343
Antofagasta PLC	698	13,386
ArcelorMittal	645	11,153
BHP Billiton Ltd.	346	12,805
BHP Billiton PLC	424	13,595
Boliden AB	783	12,531
Daido Steel Co., Ltd.	3,000	18,749
Eurasian Natural Resources Corp. PLC	1,221	11,093
Fortescue Metals Group Ltd.	2,620	15,383
Fresnillo PLC	472	11,957
Glencore International PLC	2,005	13,857
Iluka Resources Ltd.	815	14,424
JFE Holdings, Inc.	600	11,355
Kazakhmys PLC	759	10,612
Kobe Steel Ltd.	9,000	12,963
Lonmin PLC	767	12,978
Lynas Corp., Ltd.*	10,737	12,575
Mitsubishi Materials Corp.	3,000	9,018
Newcrest Mining Ltd.	352	9,638
Nippon Steel Corp.	6,000	15,104
Norsk Hydro ASA	2,280	11,081
OZ Minerals Ltd.	1,208	11,733

	SHARES	MARKET VALUE

Randgold Resources Ltd.	110	$9,690
Rio Tinto Ltd.	191	13,193
Rio Tinto PLC	245	13,656
Salzgitter AG	225	11,745
Sims Metal Management Ltd.	870	12,879
SSAB AB — Class A	1,287	13,132
Sumitomo Metal Industries Ltd.	6,000	10,896
ThyssenKrupp AG	508	12,035
Umicore SA	264	14,324
Vedanta Resources PLC	588	11,620
Voestalpine AG	384	12,429
Xstrata PLC	787	15,048
Yamato Kogyo Co., Ltd.	300	8,582

Total Metals & Mining		461,572

Multi-Utilities - 0.9%
A2A SpA	13,752	8,729
AGL Energy Ltd.	957	14,924
Centrica PLC	2,955	14,726
GDF Suez	481	11,071
National Grid PLC	1,368	14,784
RWE AG	308	13,239
Suez Environnement Co.	972	13,708
Veolia Environnement SA	1,038	15,202

Total Multi-Utilities		106,383

Multiline Retail - 1.1%
Harvey Norman Holdings Ltd.	6,121	12,872
Isetan Mitsukoshi Holdings Ltd.	1,200	13,135
J Front Retailing Co., Ltd.	3,000	15,480
Marks & Spencer Group PLC	2,421	14,035
Marui Group Co., Ltd.	1,800	14,338
Next PLC	321	15,268
PPR	81	13,546
Takashimaya Co., Ltd.	3,000	22,844

Total Multiline Retail		121,518

Office Electronics - 0.7%
Brother Industries Ltd.	1,200	16,262
Canon, Inc.	300	13,789
Konica Minolta Holdings, Inc.	1,500	12,286
Neopost SA	201	11,555
Ricoh Co., Ltd.	3,000	27,203

Total Office Electronics		81,095

Oil, Gas & Consumable Fuels - 2.6%
BG Group PLC	597	14,062
BP PLC	1,750	12,646
Caltex Australia Ltd.	1,009	14,464
Cosmo Oil Co., Ltd.	6,000	16,682
ENI SpA	591	13,118
Essar Energy PLC*	7,005	16,665
Galp Energia SGPS SA — Class B	722	11,362
Inpex Corp.	3	19,914
Japan Petroleum Exploration Co.	300	13,771
JX Holdings, Inc.	2,100	11,914

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	91

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM MSCI EAFE EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

Lundin Petroleum AB*	597	$11,872
Neste Oil OYJ	1,066	12,599
OMV AG	360	12,186
Origin Energy Ltd.	933	12,879
Repsol YPF SA	504	9,639
Royal Dutch Shell PLC — Class A	355	12,642
Santos Ltd.	958	13,983
Showa Shell Sekiyu KK	2,100	13,282
Statoil ASA	490	13,070
Total SA	245	11,696
Tullow Oil PLC	594	14,797
Woodside Petroleum Ltd.	343	12,469

Total Oil, Gas & Consumable Fuels		295,712

Paper & Forest Products - 0.7%
Holmen AB	487	12,929
Nippon Paper Group, Inc.	600	12,023
OJI Paper Co., Ltd.	3,000	13,789
Stora Enso OYJ — Series R	1,815	12,372
Svenska Cellulosa AB — Class B	854	13,528
UPM-Kymmene OYJ	1,062	13,592

Total Paper & Forest Products		78,233

Personal Products - 0.5%
Beiersdorf AG	221	15,503
Kao Corp.	600	16,134
L’Oreal SA	120	14,435
Shiseido Co., Ltd.	900	15,803

Total Personal Products		61,875

Pharmaceuticals - 3.4%
Astellas Pharma, Inc.	300	12,192
AstraZeneca PLC	281	12,318
Bayer AG	200	14,085
Chugai Pharmaceutical Co., Ltd.	900	16,277
Daiichi Sankyo Co., Ltd.	900	15,487
Dainippon Sumitomo Pharma Co., Ltd.	1,500	15,067
Eisai Co., Ltd.	300	11,723
Elan Corp. PLC ADR*	1,161	16,010
GlaxoSmithKline PLC	630	14,578
Hisamitsu Pharmaceutical Co., Inc.	300	13,376
Merck KGaA	122	13,402
Mitsubishi Tanabe Pharma Corp.	900	12,534
Novartis AG	230	12,683
Novo Nordisk A/S	96	14,159
Ono Pharmaceutical Co., Ltd.	300	16,983
Orion OYJ — Class B	612	12,482
Otsuka Holdings Co., Ltd.	600	18,110
Roche Holding AG	74	13,518
Sanofi SA	179	13,661
Santen Pharmaceutical Co., Ltd.	300	12,531
Shionogi & Co., Ltd.	900	11,779
Shire PLC	373	12,174
Taisho Pharmaceutical Holdings Co., Ltd.	300	23,971
Takeda Pharmaceutical Co., Ltd.	300	13,094

	SHARES	MARKET VALUE

Teva Pharmaceutical Industries Ltd. ADR	321	$14,683
Tsumura & Co.	600	16,029
UCB SA	339	15,832

Total Pharmaceuticals		388,738

Professional Services - 1.0%
Adecco SA*	267	13,002
Bureau Veritas SA	170	15,145
Campbell Brothers Ltd.	222	15,847
Capita PLC	1,206	12,984
Experian PLC	958	15,129
Intertek Group PLC	403	16,459
Randstad Holding NV	369	12,776
SGS SA	6	11,588

Total Professional Services		112,930

Real Estate Investment Trusts (REITs) - 3.3%
Ascendas Real Estate Investment Trust	9,000	15,130
British Land Co. PLC	1,842	14,639
Capital Shopping Centres Group PLC	2,577	13,600
CapitaMall Trust	9,000	13,093
CFS Retail Property Trust	6,903	13,834
Corio NV	302	13,514
Dexus Property Group	14,498	14,112
Fonciere Des Regions	189	14,646
Gecina SA	141	13,069
Goodman Group	4,076	15,276
GPT Group	3,914	13,324
Hammerson PLC	2,104	14,268
Japan Real Estate Investment Corp.	3	26,602
Japan Retail Fund Investment Corp.	9	14,372
Klepierre	451	14,278
Land Securities Group PLC	1,173	13,857
Link REIT (The)	4,500	18,736
Mirvac Group	10,983	14,807
Nippon Building Fund, Inc.	3	28,593
Segro PLC	3,600	12,925
Stockland	4,191	13,525
Unibail-Rodamco SE	67	12,521
Westfield Group	1,496	14,390
Westfield Retail Trust	5,313	15,045

Total Real Estate Investment Trusts (REITs)		368,156

Real Estate Management & Development - 2.6%
Aeon Mall Co., Ltd.	600	13,383
CapitaLand Ltd.	6,000	14,257
CapitaMalls Asia Ltd.	12,000	14,936
City Developments Ltd.	3,000	24,586
Daito Trust Construction Co., Ltd.	300	27,090
Global Logistic Properties Ltd.*	9,000	14,984
Hang Lung Properties Ltd.	3,000	11,099
Henderson Land Development Co., Ltd.	3,000	17,093
Hysan Development Co., Ltd.	3,000	13,593
IMMOFINANZ AG*	4,268	15,003

92	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM MSCI EAFE EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

Keppel Land Ltd.	6,000	$15,372
Kerry Properties Ltd.	3,000	13,709
Lend Lease Group	1,599	12,402
New World Development Co., Ltd.	9,000	11,218
Nomura Real Estate Holdings, Inc.	900	15,859
Sino Land Co., Ltd.	6,000	10,364
Swire Pacific Ltd. — Class A	1,500	17,721
Tokyu Land Corp.	3,000	14,578
Wharf Holdings Ltd.	3,000	17,905

Total Real Estate Management & Development		295,152

Road & Rail - 2.1%
Asciano Ltd.	2,676	13,177
Central Japan Railway Co.	3	24,948
DSV A/S	660	15,031
East Japan Railway Co.	300	18,711
Keikyu Corp.	3,000	25,775
Keio Corp.	3,000	21,717
Keisei Electric Railway Co., Ltd.	3,000	23,220
Kintetsu Corp.	3,000	10,596
MTR Corp.	4,500	16,010
Nippon Express Co., Ltd.	3,000	11,385
QR National Ltd.	3,327	12,607
Tobu Railway Co., Ltd.	3,000	15,292
Tokyu Corp.	3,000	14,052
West Japan Railway Co.	300	12,343

Total Road & Rail		234,864

Semiconductors & Semiconductor Equipment - 1.1%
Advantest Corp.	900	15,104
ARM Holdings PLC	1,539	13,095
ASM Pacific Technology Ltd.	900	12,193
ASML Holding NV	313	15,925
Infineon Technologies AG	1,371	13,647
Rohm Co., Ltd.	300	13,601
STMicroelectronics NV	2,013	11,417
Sumco Corp.*	1,200	12,895
Tokyo Electron Ltd.	300	16,739

Total Semiconductors & Semiconductor Equipment		124,616

Software - 1.0%
Dassault Systemes SA	152	14,750
Konami Corp.	600	17,509
NICE Systems Ltd. ADR*	361	13,870
Oracle Corp. Japan	300	11,610
Sage Group PLC (The)	2,795	12,985
SAP AG	209	13,856
Square Enix Holdings Co., Ltd.	600	11,768
Trend Micro, Inc.	600	18,290

Total Software		114,638

Specialty Retail - 1.0%
ABC-Mart, Inc.	300	10,922
Hennes & Mauritz AB*	384	13,188
Inditex SA	146	13,131

	SHARES	MARKET VALUE

Kingfisher PLC	3,015	$14,223
Nitori Holdings Co., Ltd.	150	13,808
Sanrio Co., Ltd.	300	13,207
USS Co., Ltd.	150	15,273
Yamada Denki Co., Ltd.	210	13,676

Total Specialty Retail		107,428

Textiles, Apparel & Luxury Goods - 1.0%
Adidas AG	179	14,926
Asics Corp.	1,200	13,030
Burberry Group PLC	606	14,613
Christian Dior SA	96	14,466
Cie Financiere Richemont SA — Class A	229	14,154
Luxottica Group SpA	433	15,502
LVMH Moet Hennessy Louis Vuitton SA	81	13,417
Swatch Group AG (The)	30	13,836

Total Textiles, Apparel & Luxury Goods		113,944

Tobacco - 0.5%
British American Tobacco PLC	263	13,491
Imperial Tobacco Group PLC	331	13,244
Japan Tobacco, Inc.	3	16,664
Swedish Match AB	358	14,547

Total Tobacco		57,946

Trading Companies & Distributors - 1.4%
Brenntag AG	124	15,444
Bunzl PLC	935	15,532
ITOCHU Corp.	1,200	13,616
Marubeni Corp.	3,000	20,965
Mitsubishi Corp.	600	13,098
Mitsui & Co., Ltd.	900	14,135
Noble Group Ltd.	12,000	11,444
Sojitz Corp.	7,800	13,188
Sumitomo Corp.	900	12,850
Toyota Tsusho Corp.	600	11,971
Wolseley PLC	360	13,697

Total Trading Companies & Distributors		155,940

Transportation Infrastructure - 1.1%
Abertis Infraestructuras SA	803	12,424
Aeroports de Paris	173	14,554
Atlantia SpA	831	12,594
Fraport AG Frankfurt Airport Services Worldwide	221	14,359
Groupe Eurotunnel SA	1,659	13,958
Hutchison Port Holdings Trust	18,000	13,590
Koninklijke Vopak NV	233	15,017
Sydney Airport	4,989	15,114
Transurban Group	2,221	13,572

Total Transportation Infrastructure		125,182

Water Utilities - 0.3%
Severn Trent PLC	573	15,725
United Utilities Group PLC	1,464	14,704

Total Water Utilities		30,429

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	93

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM MSCI EAFE EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

Wireless Telecommunication Services - 0.9%
Cellcom Israel Ltd.	981	$12,253
KDDI Corp.	3	19,726
Millicom International Cellular SA	119	12,638
Mobistar SA	288	10,890
NTT DoCoMo, Inc.	9	15,352
Softbank Corp.	600	18,005
Vodafone Group PLC	5,139	14,228

Total Wireless Telecommunication Services		103,092

Total Common Stocks (Cost $12,323,720)		11,158,746

SHORT TERM INVESTMENTS - 0.2%
SSgA Government Money Market Fund	21,677	21,677

Total Short Term Investments (Cost $21,677)		21,677

Total Investments — 98.7%[a] (Cost $12,345,397)		11,180,423

Other Assets and Liabilities, net — 1.3%		143,497

Net Assets — 100.0%		$11,323,920

*	Non-Income Producing Security.
[a]	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.
ADR — American Depositary Receipt
REIT — Real Estate Investment Trust

94	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	April 30, 2012

GUGGENHEIM MSCI EAFE EQUAL WEIGHT ETF

INVESTMENT CONCENTRATION

At April 30, 2012, the investment diversification of the Fund was as follows:

Country	% of Total Investments
Japan	33.52%
Britain	11.82%
Australia	7.95%
France	7.23%
Germany	5.68%
Sweden	3.79%
Switzerland	3.45%
Hong Kong	2.91%
Singapore	2.84%
Netherlands	2.77%
Italy	2.71%
Spain	2.65%
Finland	1.60%
Belgium	1.39%
Denmark	1.23%
Israel	0.99%
Norway	0.91%
Jersey	0.73%
Austria	0.70%
Ireland	0.69%
Swaziland	0.65%
Bermuda	0.60%
Luxembourg	0.60%
Portugal	0.53%
Cayman Islands	0.41%
Slovenia	0.35%
United States	0.31%
New Zealand	0.28%
Isle Of Man	0.15%
Mauritius	0.13%
Georgia	0.12%
Niger Republic	0.12%
Guernsey	0.10%
Greece	0.09%
Total Investments	100.00%

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	95

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2012

GUGGENHEIM MSCI EMERGING MARKETS EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

COMMON STOCKS - 86.4%
Aerospace & Defense - 0.4%
Embraer SA ADR	800	$27,712
Korea Aerospace Industries Ltd.	920	22,835

Total Aerospace & Defense		50,547

Air Freight & Logistics - 0.2%
Hyundai Glovis Co., Ltd.	156	30,575

Total Air Freight & Logistics		30,575

Airlines - 1.7%
Air China Ltd. — Class H*	32,000	23,223
AirAsia BHD	21,200	23,330
China Airlines Ltd.	56,000	21,761
China Southern Airlines Co., Ltd. — Class H*	48,000	21,594
Eva Airways Corp.	40,000	24,034
Gol Linhas Aereas Inteligentes SA ADR	2,959	15,683
Korean Air Lines Co., Ltd.*	544	21,421
Lan Airlines SA ADR	956	26,949
TAM SA ADR*	1,083	26,479
Turk Hava Yollari*	16,508	25,246

Total Airlines		229,720

Auto Components - 1.2%
Cheng Shin Rubber Industry Co. Ltd.	12,000	29,868
Hankook Tire Co., Ltd.	680	28,821
Hyundai Mobis	104	28,298
Hyundai Wia Corp.	212	31,703
Mando Corp.	176	28,188
Nan Kang Rubber Tire Co., Ltd.	16,000	23,500

Total Auto Components		170,378

Automobiles - 2.1%
Astra International Tbk PT	4,000	30,901
Brilliance China Automotive Holdings Ltd.*	24,000	26,049
Byd Co., Ltd. — Class H*	8,000	21,089
China Motor Corp.	24,000	19,844
Dongfeng Motor Group Co., Ltd. — Class H	16,000	31,555
Geely Automobile Holdings Ltd.	60,000	22,352
Great Wall Motor Co., Ltd. — Class H*	14,000	30,246
Guangzhou Automobile Group Co., Ltd. — Class H*	24,000	26,637
Hyundai Motor Co.	132	31,361
Kia Motors Corp.	408	30,109
Yulon Motor Co., Ltd.	12,000	19,227

Total Automobiles		289,370

Beverages - 0.9%
Coca-Cola Femsa SAB de CV ADR*	252	26,699
Fomento Economico Mexicano SAB de CV ADR	344	27,954
Grupo Modelo SAB de CV — Series C	3,900	27,583
Tsingtao Brewery Co., Ltd. — Class H	8,000	48,571

Total Beverages		130,807

	SHARES	MARKET VALUE

Building Products - 0.2%
KCC Corp.	84	$21,630

Total Building Products		21,630

Capital Markets - 0.9%
Daewoo Securities Co., Ltd.*	2,040	20,759
Hyundai Securities Co.*	2,590	21,405
Investec Ltd.	3,960	22,804
Samsung Securities Co., Ltd.*	473	21,010
Woori Investment & Securities Co., Ltd.*	2,000	19,821
Yuanta Financial Holding Co., Ltd.*	44,000	21,090

Total Capital Markets		126,889

Chemicals - 3.9%
Braskem SA ADR	1,361	20,007
Cheil Industries, Inc.	300	25,749
China Petrochemical Development Corp.	19,500	19,695
Dongyue Group*	23,934	17,925
Formosa Chemicals & Fibre Corp.	8,000	23,199
Formosa Plastics Corp.	8,000	22,733
Hanwha Chem Corp.	920	18,154
Hanwha Corp.	760	19,502
Honam Petrochemical Corp.	80	19,254
Huabao International Holdings Ltd.[a]	36,000	12,963
Hyosung Corp.	420	21,518
Korea Kumho Petrochemical Co., Ltd.	176	16,586
KP Chemical Corp.	1,640	20,897
LCY Chemical Corp.	16,000	24,705
LG Chem Ltd.	72	18,125
Mexichem SAB de CV	6,964	25,936
Nan Ya Plastics Corp.	12,000	24,732
OCI Co., Ltd.	108	20,451
Petronas Chemicals Group BHD	11,200	24,169
PTT Global Chemical PCL	10,812	24,173
Sociedad Quimica y Minera de Chile SA ADR	428	24,948
Taiwan Fertilizer Co., Ltd.	8,000	19,172
TSRC Corp.	8,000	19,364
Uralkali OJSC GDR	616	23,316
Yingde Gases	22,000	25,580

Total Chemicals		532,853

Commercial Banks - 10.8%
ABSA Group Ltd.	1,199	24,753
Agricultural Bank of China Ltd. — Class H	52,000	24,734
Akbank TAS	6,648	24,643
Asya Katilim Bankasi AS*	24,896	25,335
Banco de Chile	161,072	25,430
Banco Santander Brasil SA ADR	2,428	19,594
Banco Santander Chile ADR	316	25,852
BanColombia SA ADR	396	26,861
Bangkok Bank PCL	4,330	27,318
Bank Central Asia Tbk PT	30,000	26,114

96	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM MSCI EMERGING MARKETS EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

Bank Mandiri Tbk PT	38,000	$30,597
Bank Negara Indonesia Persero Tbk PT	64,000	28,029
Bank of Ayudhya PCL	32,200	29,582
Bank of China Ltd. — Class H	60,000	25,136
Bank of Communications Co., Ltd. — Class H	32,000	24,749
Bank Pekao SA	516	24,330
Bank Rakyat Indonesia Persero Tbk PT	34,000	24,601
BDO Unibank, Inc.	16,840	26,405
BS Financial Group, Inc.	2,030	20,926
Chang Hwa Commercial Bank	44,000	24,404
China Citic Bank Corp., Ltd. — Class H	40,000	25,471
China Construction Bank Corp. — Class H	32,000	24,914
China Development Financial Holding Corp.	76,000	19,255
China Merchants Bank Co., Ltd. — Class H*	12,000	26,049
China Minsheng Banking Corp., Ltd. — Class H	26,000	26,979
Chinatrust Financial Holding Co., Ltd.	40,000	25,541
Chongqing Rural Commercial Bank Co., Ltd. — Class H*	40,000	18,511
CIMB Group Holdings BHD	10,800	26,447
Credicorp Ltd.	208	27,229
E.Sun Financial Holding Co., Ltd.	48,000	25,472
First Financial Holding Co., Ltd.	40,000	23,966
Grupo Financiero Banorte SAB de CV — Class O	6,173	29,952
Hana Financial Group, Inc.	720	24,751
HDFC Bank Ltd. ADR	736	25,267
Hua Nan Financial Holdings Co., Ltd.	44,000	24,404
Industrial & Commercial Bank of China — Class H	36,000	24,038
Industrial Bank of Korea	2,200	24,334
Kasikornbank PCL	5,200	27,564
KB Financial Group, Inc. ADR	692	23,480
Komercni Banka AS	132	24,274
Korea Exchange Bank	3,520	26,755
Krung Thai Bank PCL	45,200	26,459
Malayan Banking BHD	8,800	25,097
Mega Financial Holding Co., Ltd.	36,000	28,471
Nedbank Group Ltd.	1,195	26,132
OTP Bank PLC	1,360	23,967
Powszechna Kasa Oszczednosci Bank Polski SA	2,324	24,908
Shinhan Financial Group Co., Ltd. ADR	324	22,531
Siam Commercial Bank PCL	6,000	29,366
Standard Bank Group Ltd.	1,713	25,363
State Bank of India GDR	290	23,577
Taishin Financial Holding Co., Ltd.	64,000	24,760
Turkiye Garanti Bankasi AS*	6,912	25,385
Turkiye Halk Bankasi AS	3,772	26,377
Turkiye Is Bankasi	11,236	25,679

	SHARES	MARKET VALUE

Turkiye Vakiflar Bankasi Tao	15,224	$27,264
VTB Bank OJSC GDR*	4,987	20,901
Woori Finance Holdings Co., Ltd.	2,350	24,849
Yapi ve Kredi Bankasi AS*	13,996	25,860

Total Commercial Banks		1,490,992

Communications Equipment - 0.2%
ZTE Corp. — Class H*	8,800	21,348

Total Communications Equipment		21,348

Computers & Peripherals - 2.1%
Acer, Inc.	16,000	18,351
Asustek Computer, Inc.	4,100	41,409
Catcher Technology Co., Ltd.	4,000	25,609
Compal Electronics, Inc.	20,000	23,007
Foxconn Technology Co., Ltd.	4,000	14,106
Lenovo Group Ltd.	32,000	30,772
Lite-On Technology Corp.	20,000	24,411
Pegatron Corp.	20,000	28,964
Quanta Computer, Inc.	12,000	31,552
Simplo Technology Co., Ltd.	4,000	30,813
Wistron Corp.	16,000	24,020

Total Computers & Peripherals		293,014

Construction & Engineering - 2.4%
Aveng Ltd.	5,492	28,175
China Communications Construction Co., Ltd. — Class H*	24,000	24,131
China Railway Construction Corp., Ltd. — Class H	32,000	25,533
China Railway Group Ltd. — Class H	60,000	23,821
Daelim Industrial Co., Ltd.	224	20,812
Daewoo Engineering & Construction Co., Ltd.*	2,630	21,992
Doosan Heavy Industries and Construction Co., Ltd.	404	19,054
GS Engineering & Construction Corp.	292	21,781
Hyundai Development Co.	1,200	25,325
Hyundai Engineering & Construction Co., Ltd.	348	21,986
IJM Corp. BHD	12,800	23,181
Larsen & Toubro Ltd. GDR	928	21,697
Orascom Construction Industries GDR	592	26,107
Samsung Engineering Co., Ltd.	132	25,112

Total Construction & Engineering		328,707

Construction Materials - 2.0%
Anhui Conch Cement Co., Ltd. — Class H*	8,000	26,812
Asia Cement Corp.	19,500	23,467
BBMG Corp. — Class H	26,000	22,455
Cemex SAB de CV ADR*	3,606	26,071
China National Building Material Co., Ltd. — Class H*	16,000	21,615
China Resources Cement Holdings Ltd.	32,000	25,409
China Shanshui Cement Group Ltd.	28,000	22,702
Indocement Tunggal Prakarsa Tbk PT	14,000	27,496

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	97

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM MSCI EMERGING MARKETS EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

Semen Gresik Persero Tbk PT	22,000	$29,084
Siam Cement PCL	2,000	27,187
Taiwan Cement Corp.	20,000	23,863

Total Construction Materials		276,161

Consumer Finance - 0.2%
Samsung Card Co.	680	20,879

Total Consumer Finance		20,879

Distributors - 0.4%
Dah Chong Hong Holdings Ltd.	20,000	21,295
Imperial Holdings Ltd.	1,433	31,215

Total Distributors		52,510

Diversified Financial Services - 1.5%
African Bank Investments Ltd.	4,913	24,628
AMMB Holdings BHD	12,800	26,480
China Everbright Ltd.	16,000	25,409
FirstRand Ltd.	7,832	25,537
Fubon Financial Holding Co., Ltd.	24,000	25,020
Haci Omer Sabanci Holding AS	6,224	25,831
Remgro Ltd.	1,437	24,412
RMB Holdings Ltd.	6,084	26,376

Total Diversified Financial Services		203,693

Diversified Telecommunication Services - 2.4%
China Telecom Corp., Ltd. — Class H*	40,000	21,553
China Unicom Hong Kong Ltd. ADR	1,388	24,123
Chunghwa Telecom Co., Ltd. ADR	852	26,395
KT Corp. ADR	1,764	22,667
LG Uplus Corp.	4,600	22,835
Oi SA ADR	2,922	52,391
Oi SA ADR	468	3,122
Telefonica Brasil SA ADR	860	24,484
Telefonica Czech Republic AS	1,168	23,556
Telekom Malaysia BHD	15,200	27,075
Telekomunikacja Polska SA	4,628	24,214
Telekomunikasi Indonesia Tbk PT ADR	836	30,271
Turk Telekomunikasyon AS	6,156	26,949

Total Diversified Telecommunication Services		329,635

Electric Utilities - 1.7%
Centrais Eletricas Brasileiras SA ADR	2,215	18,872
CEZ AS	580	23,388
Cia Energetica de Minas Gerais ADR	1,112	27,433
Cia Paranaense de Energia ADR	1,053	26,377
CPFL Energia SA ADR	776	21,883
Enersis SA ADR	1,296	26,270
Federal Hydrogenerating Co. JSC ADR	6,260	21,785
Korea Electric Power Corp. ADR*	2,260	21,470
PGE SA	4,008	23,995
Tenaga Nasional BHD	12,400	26,349

Total Electric Utilities		237,822

Electrical Equipment - 0.9%
Dongfang Electric Corp., Ltd. — Class H*	9,600	26,173

	SHARES	MARKET VALUE

LS Corp.	332	$22,239
LS Industrial Systems Co., Ltd.	444	22,708
Shanghai Electric Group Co., Ltd. — Class H*	48,000	24,193
Zhuzhou CSR Times Electric Co., Ltd. — Class H	12,000	34,030

Total Electrical Equipment		129,343

Electronic Equipment, Instruments & Components - 2.9%
AU Optronics Corp. ADR	4,788	21,498
Cheng Uei Precision Industry Co., Ltd.	12,149	24,956
Chimei Innolux Corp.*	48,000	19,885
Delta Electronics, Inc.	8,000	23,774
E Ink Holdings, Inc.	16,000	17,529
Everlight Electronics Co., Ltd.	12,000	24,650
Hon Hai Precision Industry Co., Ltd. GDR	3,776	22,845
LG Display Co., Ltd. ADR*	1,935	21,614
LG Innotek Co., Ltd.*	308	22,185
Nan Ya Printed Circuit Board Corp.	12,000	22,473
Samsung Electro-Mechanics Co., Ltd.	318	30,812
Samsung SDI Co., Ltd.	204	29,423
Synnex Technology International Corp.	12,000	28,143
Tripod Technology Corp.	8,000	23,555
Unimicron Technology Corp.	20,000	22,767
Wintek Corp.	27,498	17,934
WPG Holdings Ltd.	20,350	27,799

Total Electronic Equipment, Instruments & Components		401,842

Energy Equipment & Services - 0.4%
Bumi Armada BHD*	19,200	25,316
China Oilfield Services Ltd. — Class H	16,000	25,946

Total Energy Equipment & Services		51,262

Food & Staples Retailing - 2.3%
BIM Birlesik Magazalar AS	729	30,358
Cencosud SA	4,036	25,738
China Resources Enterprise Ltd.	8,000	29,081
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	573	26,948
CP ALL PCL*	12,380	30,698
E-Mart Co., Ltd.	108	25,659
Magnit OJSC GDR	880	25,766
Massmart Holdings Ltd.	1,112	23,976
President Chain Store Corp.	4,000	21,501
Shoprite Holdings Ltd.	1,416	24,556
Sun Art Retail Group Ltd.*	20,000	26,554
Wal-Mart de Mexico SAB de CV — Series V	7,880	22,568

Total Food & Staples Retailing		313,403

Food Products - 2.5%
Charoen Pokphand Foods PCL	21,946	29,083
China Mengniu Dairy Co., Ltd.	8,000	24,749
China Yurun Food Group Ltd.	16,000	20,480

98	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM MSCI EMERGING MARKETS EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

CJ CheilJedang Corp.	84	$27,799
Indofood Sukses Makmur Tbk PT	48,000	25,331
IOI Corp. BHD	14,000	24,151
Kuala Lumpur Kepong BHD	3,200	24,999
Orion Corp.	40	31,784
Standard Foods Corp.	8,000	24,924
Tiger Brands Ltd.	772	28,389
Tingyi Cayman Islands Holding Corp.	8,000	21,346
Uni-President Enterprises Corp.	16,200	25,208
Want Want China Holdings Ltd.	28,000	34,361

Total Food Products		342,604

Gas Utilities - 0.8%
China Gas Holdings Ltd.	56,000	27,864
ENN Energy Holdings Ltd.	8,000	28,153
Korea Gas Corp.	720	28,128
Perusahaan Gas Negara PT	64,000	23,328

Total Gas Utilities		107,473

Health Care Equipment & Supplies - 0.3%
Shandong Weigao Group Medical Polymer Co., Ltd. — Class H	32,000	37,000

Total Health Care Equipment & Supplies		37,000

Health Care Providers & Services - 0.4%
Life Healthcare Group Holdings Ltd.	8,880	30,799
Sinopharm Group Co. — Class H*	9,600	25,182

Total Health Care Providers & Services		55,981

Hotels, Restaurants & Leisure - 0.5%
Genting BHD	7,200	24,603
Genting Malaysia BHD	20,000	25,380
Kangwon Land, Inc.	1,080	23,174

Total Hotels, Restaurants & Leisure		73,157

Household Durables - 0.8%
Haier Electronics Group Co., Ltd.*	19,922	20,852
LG Electronics, Inc.	346	21,493
Skyworth Digital Holdings Ltd.	48,000	19,676
Steinhoff International Holdings Ltd.*	7,256	26,552
Woongjin Coway Co., Ltd.	760	24,344

Total Household Durables		112,917

Household Products - 0.2%
LG Household & Health Care Ltd.	60	31,483

Total Household Products		31,483

Independent Power Producers & Energy Traders - 0.8%
China Longyuan Power Group Corp. — Class H*	32,000	25,286
China Resources Power Holdings Co., Ltd.	16,000	29,204
Empresa Nacional de Electricidad SA ADR	492	26,873
Huaneng Power International, Inc. — Class H*	40,000	23,718

Total Independent Power Producers & Energy Traders		105,081

	SHARES	MARKET VALUE

Industrial Conglomerates - 2.6%
Alfa SAB de CV — Class A	1,900	$27,164
Beijing Enterprises Holdings Ltd.	4,000	22,378
Bidvest Group Ltd.	1,128	26,758
Citic Pacific Ltd.	12,000	19,769
CJ Corp.	340	23,496
Doosan Corp.	172	21,003
Empresas COPEC SA	1,545	25,062
Far Eastern New Century Corp.	20,000	22,562
KOC Holding AS	6,452	23,916
LG Corp.	398	20,285
Samsung Techwin Co., Ltd.	452	27,677
Shanghai Industrial Holdings Ltd.	8,000	26,760
Sime Darby BHD	8,000	25,750
SK Holdings Co., Ltd.	180	19,352
SM Investments Corp.	1,760	29,139

Total Industrial Conglomerates		361,071

Insurance - 2.4%
Cathay Financial Holding Co., Ltd.	24,000	25,390
China Life Insurance Co., Ltd.	24,375	21,781
China Life Insurance Co., Ltd. — Class H*	8,000	21,656
China Pacific Insurance Group Co., Ltd. — Class H*	7,200	23,527
Dongbu Insurance Co., Ltd.	573	22,917
Hyundai Marine & Fire Insurance Co., Ltd.	880	22,582
Korea Life Insurance Co., Ltd.*	3,880	23,449
PICC Property & Casualty Co., Ltd. — Class H	16,000	20,068
Ping An Insurance Group Co., Ltd. — Class H	2,000	16,732
Powszechny Zaklad Ubezpieczen SA	236	23,857
Samsung Fire & Marine Insurance Co., Ltd.	136	25,994
Samsung Life Insurance Co., Ltd.	324	28,669
Sanlam Ltd.	6,276	27,079
Shin Kong Financial Holding Co., Ltd.*	76,000	22,533

Total Insurance		326,234

Internet Software & Services - 0.6%
Alibaba.com Ltd.*	14,000	24,038
NHN Corp.	120	27,183
Tencent Holdings Ltd.	800	25,141

Total Internet Software & Services		76,362

IT Services - 0.3%
SK C&C Co., Ltd.	228	18,863
Wipro Ltd. ADR	2,240	21,639

Total IT Services		40,502

Machinery - 2.3%
China Rongsheng Heavy Industry Group Holdings Co., Ltd.	70,000	17,505
CSR Corp., Ltd. — Class H*	32,000	25,822

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	99

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM MSCI EMERGING MARKETS EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

Daewoo Shipbuilding & Marine Engineering Co., Ltd.	920	$25,806
Doosan Infracore Co., Ltd.*	1,200	22,458
Hiwin Technologies Corp.	4,000	37,934
Hyundai Heavy Industries Co., Ltd.	92	23,038
Hyundai Mipo Dockyard	200	21,767
Lonking Holdings Ltd.	68,000	24,719
Samsung Heavy Industries Co., Ltd.	760	28,043
Sany Heavy Equipment International Holdings Co., Ltd.	32,000	24,708
United Tractors Tbk PT	8,000	25,766
Weichai Power Co., Ltd. — Class H*	4,000	18,846
Zoomlion Heavy Industry Science and Technology Co., Ltd. — Class H	16,000	23,883

Total Machinery		320,295

Marine - 1.0%
China COSCO Holdings Co., Ltd. — Class H	40,000	23,203
China Shipping Container Lines Co., Ltd. — Class H*	80,000	26,090
China Shipping Development Co., Ltd. — Class H*	32,000	20,831
Evergreen Marine Corp. Taiwan Ltd.	39,499	23,260
STX Pan Ocean Co., Ltd.	3,940	20,569
Yang Ming Marine Transport Corp.	44,000	18,679

Total Marine		132,632

Media - 0.6%
BEC World PCL	16,730	28,019
Grupo Televisa SA ADR	1,228	26,979
Naspers Ltd. — Class N	466	28,167

Total Media		83,165

Metals & Mining - 6.0%
African Rainbow Minerals Ltd.	1,020	23,821
Aluminum Corp. of China Ltd. ADR*	1,884	22,664
Angang Steel Co., Ltd. — Class H*	32,000	21,903
Anglo American Platinum Ltd.	328	21,330
AngloGold Ashanti Ltd. ADR	592	20,353
ArcelorMittal South Africa Ltd.	2,980	22,686
CAP SA	589	24,737
China Steel Corp.	24,000	23,870
Cia de Minas Buenaventura SA ADR	608	25,092
Cia Siderurgica Nacional SA ADR	2,516	22,443
Dongkuk Steel Mill Co., Ltd.	1,200	18,741
Eregli Demir ve Celik Fabrikalari TAS*	5,146	6,729
Eregli Demir ve Celik Fabrikalari TAS	11,772	16,263
Exxaro Resources Ltd.	947	25,294
Gerdau SA ADR	2,444	22,949
Gold Fields Ltd. ADR	1,608	20,695
Grupo Mexico SAB de CV — Series B	7,993	24,698
Harmony Gold Mining Co., Ltd. ADR	1,916	18,585
Hyundai Hysco Co., Ltd.	720	25,452
Hyundai Steel Co.	260	22,684
Impala Platinum Holdings Ltd.	1,156	22,568

	SHARES	MARKET VALUE

Industrias Penoles SAB de CV	504	$23,599
Jiangxi Copper Co., Ltd. — Class H	8,000	19,346
KGHM Polska Miedz SA	552	24,295
Korea Zinc Co., Ltd.	64	20,727
Koza Altin Isletmeleri AS	1,388	29,986
Kumba Iron Ore Ltd.	338	23,965
Mechel ADR*	2,236	19,431
MMC Norilsk Nickel OJSC ADR	1,296	22,991
Novolipetsk Steel OJSC GDR	1,032	22,291
POSCO ADR	276	22,977
Severstal OAO GDR	1,724	23,326
Shougang Fushan Resources Group Ltd.	56,000	19,635
Southern Copper Corp.	768	25,252
Sterlite Industries (India) Ltd. ADR	2,608	21,359
Vale SA ADR	992	22,022
Zhaojin Mining Industry Co., Ltd. — Class H	12,000	16,799
Zijin Mining Group Co., Ltd. — Class H*	56,000	18,263

Total Metals & Mining		829,821

Multiline Retail - 1.6%
Far Eastern Department Stores Co., Ltd.	20,000	21,569
Golden Eagle Retail Group Ltd.	12,000	31,478
Hyundai Department Store Co., Ltd.	164	23,146
Intime Department Store Group Co., Ltd.	22,000	27,792
Lotte Shopping Co., Ltd.	76	23,604
Parkson Retail Group Ltd.	20,000	22,378
S.A.C.I. Falabella	2,592	25,463
Shinsegae Co., Ltd.	104	22,822
Woolworths Holdings Ltd.	4,452	27,924

Total Multiline Retail		226,176

Oil, Gas & Consumable Fuels - 5.6%
Adaro Energy Tbk PT	120,000	24,286
Banpu PCL	1,180	21,336
Bumi Resources Tbk PT	96,000	21,152
China Coal Energy Co., Ltd. — Class H*	20,000	22,971
China Petroleum & Chemical Corp. — Class H	24,000	25,863
China Shenhua Energy Co., Ltd. — Class H*	6,000	26,644
CNOOC Ltd. ADR	110	23,281
Ecopetrol SA ADR	452	29,244
Formosa Petrochemical Corp.	8,000	24,897
Gazprom OAO ADR	1,920	22,157
GS Holdings	432	22,783
Indo Tambangraya Megah PT	6,000	25,951
IRPC PCL	159,590	22,628
Kunlun Energy Co., Ltd.	16,000	28,214
Lukoil OAO ADR	396	24,295
MOL Hungarian Oil and Gas PLC*	288	23,845
NovaTek OAO GDR	176	22,370
PetroChina Co., Ltd. — Class H	16,000	24,254

100	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM MSCI EMERGING MARKETS EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

Petroleo Brasileiro SA ADR	848	$19,962
Polski Koncern Naftowy Orlen SA*	2,212	25,805
Polskie Gornictwo Naftowe i Gazownictwo SA	21,404	27,691
PTT Exploration & Production PCL	3,940	22,743
PTT PCL	2,000	22,764
Rosneft Oil Co. GDR*	3,272	23,346
S-Oil Corp.	212	18,365
Sasol Ltd. ADR	484	22,956
SK Innovation Co., Ltd.	152	21,251
Surgutneftegas OJSC ADR	2,436	24,311
Tatneft ADR	648	23,976
Thai Oil PCL	10,440	22,917
Tupras Turkiye Petrol Rafinerileri AS	1,028	21,449
Ultrapar Participacoes SA ADR	1,174	26,579
Yanzhou Coal Mining Co., Ltd. — Class H*	8,000	16,727

Total Oil, Gas & Consumable Fuels		777,013

Paper & Forest Products - 0.7%
Empresas CMPC SA	5,773	23,757
Fibria Celulose SA ADR*	2,825	22,431
Nine Dragons Paper Holdings Ltd.	32,000	26,399
Sappi Ltd.*	7,085	25,752

Total Paper & Forest Products		98,339

Personal Products - 0.3%
Amorepacific Corp.	28	26,882
Hengan International Group Co., Ltd.	2,000	21,179

Total Personal Products		48,061

Pharmaceuticals - 0.6%
Aspen Pharmacare Holdings Ltd.*	1,775	28,789
Celltrion, Inc.	780	21,982
Dr. Reddy’s Laboratories Ltd. ADR	760	25,711

Total Pharmaceuticals		76,482

Real Estate Investment Trusts (REITs) - 0.2%
Emlak Konut Gayrimenkul Yatirim Ortakligi	19,176	25,184

Total Real Estate Investment Trusts (REITs)		25,184

Real Estate Management & Development - 2.6%
Agile Property Holdings Ltd.	16,000	20,913
China Overseas Land & Investment Ltd.	8,000	17,345
China Resources Land Ltd.	16,000	30,813
Country Garden Holdings Co., Ltd.*	56,000	24,327
Evergrande Real Estate Group Ltd.	44,000	25,466
Growthpoint Properties Ltd.	9,596	26,002
Guangzhou R&F Properties Co., Ltd. — Class H	19,200	25,641
Highwealth Construction Corp.	12,000	20,131
Longfor Properties Co., Ltd.*	18,000	28,632
Poly Hong Kong Investments Ltd.*	40,000	20,934
Renhe Commercial Holdings Co., Ltd.	216,000	12,529

	SHARES	MARKET VALUE

Ruentex Development Co., Ltd.	20,000	$28,793
Shimao Property Holdings Ltd.	20,000	26,451
Soho China Ltd.	36,000	27,982
UEM Land Holdings BHD*	34,000	22,584

Total Real Estate Management & Development		358,543

Semiconductors & Semiconductor Equipment - 3.6%
Advanced Semiconductor Engineering, Inc.	28,000	28,327
Epistar Corp.	8,000	19,446
GCL-Poly Energy Holdings Ltd.	76,000	19,691
Hynix Semiconductor, Inc.*	1,000	24,820
Kinsus Interconnect Technology Corp.	8,000	25,143
Macronix International	60,000	19,803
MediaTek, Inc.	4,000	34,648
Motech Industries, Inc.	11,499	16,870
MStar Semiconductor, Inc.	4,000	23,760
Novatek Microelectronics Corp.	8,000	24,240
Phison Electronics Corp.	4,000	28,485
Powertech Technology, Inc.	12,000	20,398
Radiant Opto-Electronics Corp.	7,969	33,558
Realtek Semiconductor Corp.	12,000	26,047
Richtek Technology Corp.	4,000	24,377
Samsung Electronics Co., Ltd. GDR	48	29,328
Siliconware Precision Industries Co. ADR	4,463	26,019
Sino-American Silicon Products, Inc.	12,000	20,871
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,776	27,670
United Microelectronics Corp. ADR	9,459	25,350

Total Semiconductors & Semiconductor Equipment		498,851

Software - 0.2%
NCSoft Corp.	104	26,963

Total Software		26,963

Specialty Retail - 1.4%
Belle International Holdings Ltd.	16,000	31,390
China ZhengTong Auto Services Holdings Ltd.*	22,000	21,723
Foschini Group Ltd. (The)	1,640	27,251
GOME Electrical Appliances Holdings Ltd.	88,000	15,881
Grupo Elektra SA de CV	288	17,845
Hengdeli Holdings Ltd.	64,000	25,657
Truworths International Ltd.	2,416	25,874
Zhongsheng Group Holdings Ltd.	12,000	23,852

Total Specialty Retail		189,473

Textiles, Apparel & Luxury Goods - 0.5%
Anta Sports Products Ltd.	24,000	23,728
Indorama Ventures PCL	20,310	22,787
Ruentex Industries Ltd.	12,000	20,912

Total Textiles, Apparel & Luxury Goods		67,427

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	101

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM MSCI EMERGING MARKETS EQUAL WEIGHT ETF

	SHARES	MARKET VALUE

Tobacco - 0.4%
Gudang Garam Tbk PT	4,000	$25,766
KT&G Corp.	376	25,818

Total Tobacco		51,584

Trading Companies & Distributors - 0.7%
Barloworld Ltd.	2,188	27,667
Daewoo International Corp.	800	23,219
Samsung C&T Corp.	366	24,872
SK Networks Co., Ltd.	2,560	21,157

Total Trading Companies & Distributors		96,915

Transportation Infrastructure - 0.4%
China Merchants Holdings International Co., Ltd.	8,000	25,884
COSCO Pacific Ltd.	16,000	23,306

Total Transportation Infrastructure		49,190

Water Utilities - 0.4%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	340	26,914
Guangdong Investment Ltd.	40,000	29,442

Total Water Utilities		56,356

Wireless Telecommunication Services - 3.4%
Advanced Info Service PCL	5,210	31,006
America Movil SAB de CV ADR — Series L	1,080	28,782
Axiata Group BHD	14,800	25,971
China Mobile Ltd. ADR	488	27,006
DiGi.Com BHD	19,200	25,634
ENTEL Chile SA	1,276	25,314
Far EasTone Telecommunications Co., Ltd.	12,000	26,088
Maxis BHD	12,800	25,888
Mobile Telesystems OJSC ADR	1,388	27,149
MTN Group Ltd.	1,440	25,249
Orascom Telecom Holding SAE GDR*	7,821	21,899
Orascom Telecom Media*	7,821	8,838
Philippine Long Distance Telephone Co. ADR	388	23,559
Sistema JSFC GDR	1,204	22,876
SK Telecom Co., Ltd. ADR	1,824	24,660
Taiwan Mobile Co., Ltd.	8,000	25,801
Tim Participacoes SA ADR	860	25,740

	SHARES	MARKET VALUE

Turkcell Iletisim Hizmetleri AS ADR*	1,892	$23,385
Vodacom Group Ltd.	1,908	26,613

Total Wireless Telecommunication Services		471,458

Total Common Stocks (Cost $12,496,221)		11,887,173

EXCHANGE TRADED FUNDS - 13.0%
iShares MSCI Brazil Index Fund	13,236	797,601
WisdomTree India Earnings Fund	54,000	989,820

Total Exchange Traded Funds (Cost $2,129,752)		1,787,421

SHORT TERM INVESTMENTS - 0.1%
SSgA Government Money Market Fund	17,653	17,653

Total Short Term Investments (Cost $17,653)		17,653

Total Investments - 99.5%[b] (Cost $14,643,626)		13,692,247

Other Assets and Liabilities, net - 0.5%		63,428

Net Assets - 100.0%		$13,755,675

*	Non-Income Producing Security.
[a]	Values determined based on Level 3 inputs.
[b]	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

ADR — American Depositary Receipt

GDR — Global Depository Receipt

102	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	April 30, 2012

GUGGENHEIM MSCI EMERGING MARKETS EQUAL WEIGHT ETF

INVESTMENT CONCENTRATION

At April 30, 2012, the investment diversification of the Fund was as follows:

Country	% of Total Investments
Taiwan	14.82%
South Korea	14.66%
United States	13.43%
China	9.32%
South Africa	6.26%
Cayman Islands	4.70%
Thailand	3.25%
Hong Kong	3.20%
Turkey	3.18%
Indonesia	2.91%
Brazil	2.88%
Malaysia	2.77%
Russia	2.70%
Mexico	2.45%
Chile	2.24%
Bermuda	1.67%
Slovakia	1.61%
Poland	1.45%
Switzerland	1.18%
India	1.02%
Belize	0.77%
Saudi Arabia	0.60%
Philippines	0.58%
Morocco	0.54%
Czech	0.52%
Colombia	0.41%
Egypt	0.35%
Hungary	0.35%
Peru	0.18%
Total Investments	100.00%

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	103

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2012

GUGGENHEIM S&P 500 EQUAL WEIGHT CONSUMER DISCRETIONARY ETF

	SHARES	MARKET VALUE

COMMON STOCKS - 99.9%
Auto Components - 3.4%
BorgWarner, Inc.*	8,692	$687,016
Goodyear Tire & Rubber Co. (The)*	58,877	646,469
Johnson Controls, Inc.	22,560	721,243

Total Auto Components		2,054,728

Automobiles - 2.4%
Ford Motor Co.	57,941	653,574
Harley-Davidson, Inc.	15,548	813,627

Total Automobiles		1,467,201

Distributors - 1.2%
Genuine Parts Co.	11,590	750,800

Total Distributors		750,800

Diversified Consumer Services - 3.2%
Apollo Group, Inc. — Class A*	17,144	603,811
DeVry, Inc.	20,660	664,219
H&R Block, Inc.	45,844	673,907

Total Diversified Consumer Services		1,941,937

Hotels, Restaurants & Leisure - 14.0%
Carnival Corp.	23,843	774,659
Chipotle Mexican Grill, Inc.*	1,830	757,895
Darden Restaurants, Inc.	14,167	709,483
International Game Technology	46,577	725,670
Marriott International, Inc. — Class A	19,418	759,050
McDonald’s Corp.	7,526	733,409
Starbucks Corp.	14,061	806,820
Starwood Hotels & Resorts Worldwide, Inc.	13,281	786,235
Wyndham Worldwide Corp.	16,510	831,113
Wynn Resorts Ltd.	6,036	805,202
Yum! Brands, Inc.	10,813	786,430

Total Hotels, Restaurants & Leisure		8,475,966

Household Durables - 8.6%
DR Horton, Inc.	47,116	770,347
Harman International Industries, Inc.	15,176	752,426
Leggett & Platt, Inc.	32,512	707,786
Lennar Corp. — Class A	28,642	794,529
Newell Rubbermaid, Inc.	40,676	740,303
Pulte Homes, Inc.*	80,810	795,170
Whirlpool Corp.	9,680	619,714

Total Household Durables		5,180,275

Internet & Catalog Retail - 6.9%
Amazon.com, Inc.*	3,954	916,933
Expedia, Inc.	22,986	979,893
Netflix, Inc.*	6,680	535,335
priceline.com, Inc.*	1,126	856,683
TripAdvisor, Inc.*	23,744	890,638

Total Internet & Catalog Retail		4,179,482

Leisure Equipment & Products - 2.5%
Hasbro, Inc.	20,719	761,216

	SHARES	MARKET VALUE

Mattel, Inc.	21,831	$733,522

Total Leisure Equipment & Products		1,494,738

Media - 19.9%
Cablevision Systems Corp. — Class A	50,582	749,625
CBS Corp. — Class B	23,656	788,928
Comcast Corp. — Class A	24,425	740,810
DIRECTV — Class A*	15,460	761,714
Discovery Communications, Inc. — Class A*	15,449	840,735
Gannett Co., Inc.	50,830	702,471
Interpublic Group of Cos., Inc. (The)	61,771	729,515
McGraw-Hill Cos., Inc. (The)	15,643	769,166
News Corp. — Class A	36,758	720,457
Omnicom Group, Inc.	15,033	771,343
Scripps Networks Interactive, Inc. — Class A	16,112	809,145
Time Warner Cable, Inc.	9,148	735,957
Time Warner, Inc.	19,852	743,656
Viacom, Inc. — Class B	15,252	707,540
Walt Disney Co. (The)	17,257	743,949
Washington Post Co. (The) — Class B	1,884	712,472

Total Media		12,027,483

Multiline Retail - 10.6%
Big Lots, Inc.*	16,043	587,816
Dollar Tree, Inc.*	7,828	795,795
Family Dollar Stores, Inc.	12,679	856,466
J.C. Penney Co., Inc.	19,356	697,977
Kohl’s Corp.	14,509	727,336
Macy’s, Inc.	18,375	753,743
Nordstrom, Inc.	13,477	752,825
Sears Holdings Corp.*	9,057	487,085
Target Corp.	12,635	732,072

Total Multiline Retail		6,391,115

Specialty Retail - 21.2%
Abercrombie & Fitch Co. — Class A	14,352	720,040
AutoNation, Inc.*	21,350	738,283
AutoZone, Inc.*	1,906	755,081
Bed Bath & Beyond, Inc.*	11,633	818,847
Best Buy Co., Inc.	29,426	649,432
CarMax, Inc.*	21,648	668,274
GameStop Corp. — Class A	30,497	694,112
Gap, Inc. (The)	29,156	830,946
Home Depot, Inc.	15,154	784,826
Limited Brands, Inc.	15,595	775,071
Lowe’s Cos., Inc.	24,483	770,480
O’Reilly Automotive, Inc.*	8,061	850,113
Ross Stores, Inc.	13,022	802,025
Staples, Inc.	47,331	728,897
Tiffany & Co.	10,598	725,539
TJX Cos., Inc.	19,122	797,579
Urban Outfitters, Inc.*	24,710	715,601

Total Specialty Retail		12,825,146

104	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	April 30, 2012

GUGGENHEIM S&P 500 EQUAL WEIGHT CONSUMER DISCRETIONARY ETF

	SHARES	MARKET VALUE

Textiles, Apparel & Luxury Goods - 6.0%
Coach, Inc.	9,428	$689,753
Fossil, Inc.*	5,805	758,539
NIKE, Inc. — Class B	6,630	741,698
Ralph Lauren Corp.	4,133	711,992
V.F. Corp.	5,001	760,402

Total Textiles, Apparel & Luxury Goods		3,662,384

Total Common Stocks (Cost $54,121,438)		60,451,255

SHORT TERM INVESTMENTS - 0.1%
SSgA Government Money Market Fund	62,936	62,936

Total Short Term Investments (Cost $62,936)		62,936

Total Investments - 100.0%[a] (Cost $54,184,374)		60,514,191

Other Assets and Liabilities, net - 0.0%[b]		13,002

Net Assets - 100.0%		$60,527,193

*	Non-Income Producing Security.
[a]	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.
[b]	Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	105

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2012

GUGGENHEIM S&P 500 EQUAL WEIGHT CONSUMER STAPLES ETF

	SHARES	MARKET VALUE

COMMON STOCKS - 99.8%
Beverages - 19.8%
Beam, Inc.	15,446	$877,024
Brown-Forman Corp. — Class B	10,845	936,466
Coca-Cola Co. (The)	12,476	952,168
Coca-Cola Enterprises, Inc.	31,525	949,533
Constellation Brands, Inc. — Class A*	38,823	838,577
Dr Pepper Snapple Group, Inc.	22,770	924,006
Molson Coors Brewing Co. — Class B	20,281	843,284
PepsiCo, Inc.	13,733	906,378

Total Beverages		7,227,436

Food & Staples Retailing - 18.6%
Costco Wholesale Corp.	9,709	856,043
CVS Caremark Corp.	19,002	847,869
Kroger Co. (The)	35,662	829,855
Safeway, Inc.	39,855	810,252
Sysco Corp.	28,976	837,406
Wal-Mart Stores, Inc.	14,436	850,425
Walgreen Co.	25,905	908,229
Whole Foods Market, Inc.	10,342	859,110

Total Food & Staples Retailing		6,799,189

Food Products - 36.4%
Archer-Daniels-Midland Co.	27,861	858,955
Campbell Soup Co.	26,417	893,687
ConAgra Foods, Inc.	33,138	855,623
Dean Foods Co.*	72,213	886,776
General Mills, Inc.	22,480	874,247
H.J. Heinz Co.	16,344	871,299
Hershey Co. (The)	14,579	976,939
Hormel Foods Corp.	30,177	876,943
J.M. Smucker Co. (The)	11,496	915,426
Kellogg Co.	16,539	836,377
Kraft Foods, Inc. — Class A	22,853	911,149
McCormick & Co., Inc.	17,012	951,141
Mead Johnson Nutrition Co.	10,919	934,230
Sara Lee Corp.	40,567	894,097
Tyson Foods, Inc. — Class A	43,667	796,923

Total Food Products		13,333,812

	SHARES	MARKET VALUE

Household Products - 9.8%
Clorox Co. (The)	12,771	$895,247
Colgate-Palmolive Co.	9,228	913,018
Kimberly-Clark Corp.	12,085	948,310
Procter & Gamble Co. (The)	12,957	824,584

Total Household Products		3,581,159

Personal Products - 5.4%
Avon Products, Inc.	46,703	1,008,785
Estee Lauder Cos., Inc. (The) — Class A	14,683	959,534

Total Personal Products		1,968,319

Tobacco - 9.8%
Altria Group, Inc.	28,473	917,115
Lorillard, Inc.	6,726	909,961
Philip Morris International, Inc.	10,251	917,567
Reynolds American, Inc.	20,611	841,547

Total Tobacco		3,586,190

Total Common Stocks (Cost $31,698,390)		36,496,105

SHORT TERM INVESTMENTS - 0.1%
SSgA Government Money Market Fund	49,138	49,138

Total Short Term Investments (Cost $49,138)		49,138

Total Investments - 99.9%[a] (Cost $31,747,528)		36,545,243

Other Assets and Liabilities, net - 0.1%		23,983

Net Assets - 100.0%		$36,569,226

*	Non-Income Producing Security.
[a]	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

106	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2012

GUGGENHEIM S&P 500 EQUAL WEIGHT ENERGY ETF

	SHARES	MARKET VALUE

COMMON STOCKS - 99.9%
Energy Equipment & Services - 24.5%
Baker Hughes, Inc.	17,299	$763,059
Cameron International Corp.*	15,556	797,245
Diamond Offshore Drilling, Inc.	12,023	824,177
FMC Technologies, Inc.*	16,282	765,254
Halliburton Co.	24,199	828,090
Helmerich & Payne, Inc.	13,872	712,882
Nabors Industries Ltd.*	41,970	698,800
National-Oilwell Varco, Inc.	10,373	785,858
Noble Corp.*	21,536	819,660
Rowan Cos., Inc.*	23,722	819,121
Schlumberger Ltd.	11,129	825,104

Total Energy Equipment & Services		8,639,250

Oil, Gas & Consumable Fuels - 75.4%
Alpha Natural Resources, Inc.*	51,373	828,646
Anadarko Petroleum Corp.	9,901	724,852
Apache Corp.	7,854	753,513
Cabot Oil & Gas Corp.	24,178	849,615
Chesapeake Energy Corp.	34,382	634,004
Chevron Corp.	7,702	820,725
ConocoPhillips	10,939	783,561
CONSOL Energy, Inc.	25,292	840,706
Denbury Resources, Inc.*	43,983	837,436
Devon Energy Corp.	11,753	820,947
El Paso Corp.	28,710	851,826
EOG Resources, Inc.	7,339	805,896
EQT Corp.	16,269	810,522
Exxon Mobil Corp.	10,010	864,263
Hess Corp.	13,391	698,207
Marathon Oil Corp.	25,317	742,801

	SHARES	MARKET VALUE

Marathon Petroleum Corp.	19,227	$800,035
Murphy Oil Corp.	13,977	768,316
Newfield Exploration Co.*	23,743	852,374
Noble Energy, Inc.	8,744	868,454
Occidental Petroleum Corp.	8,381	764,515
Peabody Energy Corp.	27,052	841,588
Phillips 66*	18,105	616,475
Pioneer Natural Resources Co.	7,774	900,385
QEP Resources, Inc.	26,385	812,922
Range Resources Corp.	13,290	885,911
Southwestern Energy Co.*	25,182	795,247
Spectra Energy Corp.	26,752	822,356
Sunoco, Inc.	21,080	1,039,033
Tesoro Corp.*	28,651	666,136
Valero Energy Corp.	29,554	729,984
Williams Cos., Inc. (The)	28,267	961,926
WPX Energy, Inc.*	45,207	794,287

Total Oil, Gas & Consumable Fuels		26,587,464

Total Common Stocks (Cost $40,463,651)		35,226,714

SHORT TERM INVESTMENTS - 0.1%
SSgA Government Money Market Fund	29,548	29,548

Total Short Term Investments (Cost $29,548)		29,548

Total Investments - 100.0%[a] (Cost $40,493,199)		35,256,262

Other Assets and Liabilities, net - 0.0%[b]		3,735

Net Assets - 100.0%		$35,259,997

*	Non-Income Producing Security.
[a]	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.
[b]	Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	107

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2012

GUGGENHEIM S&P 500 EQUAL WEIGHT FINANCIALS ETF

	SHARES	MARKET VALUE

COMMON STOCKS - 99.8%
Capital Markets - 17.1%
Ameriprise Financial, Inc.	3,275	$177,538
Bank of New York Mellon Corp. (The)	8,193	193,764
BlackRock, Inc.	933	178,744
Charles Schwab Corp. (The)	12,999	185,886
E*Trade Financial Corp.*	18,995	201,917
Federated Investors, Inc. — Class B	8,947	197,550
Franklin Resources, Inc.	1,525	191,403
Goldman Sachs Group, Inc. (The)	1,566	180,325
Invesco Ltd.	7,386	183,468
Legg Mason, Inc.	6,684	174,252
Morgan Stanley	9,999	172,783
Northern Trust Corp.	4,148	197,403
State Street Corp.	4,363	201,658
T. Rowe Price Group, Inc.	2,910	183,664

Total Capital Markets		2,620,355

Commercial Banks - 16.6%
BB&T Corp.	6,235	199,769
Comerica, Inc.	6,034	193,209
Fifth Third Bancorp	13,349	189,956
First Horizon National Corp.	18,205	167,122
Huntington Bancshares, Inc.	31,346	209,705
KeyCorp	22,903	184,140
M&T Bank Corp.	2,258	194,798
PNC Financial Services Group, Inc.	3,092	205,061
Regions Financial Corp.	31,670	213,456
SunTrust Banks, Inc.	8,189	198,829
US Bancorp	6,180	198,811
Wells Fargo & Co.	5,802	193,961
Zions Bancorp	9,673	197,232

Total Commercial Banks		2,546,049

Consumer Finance - 5.1%
American Express Co.	3,452	207,845
Capital One Financial Corp.	3,686	204,499
Discover Financial Services	6,001	203,434
SLM Corp.	11,227	166,497

Total Consumer Finance		782,275

Diversified Financial Services - 10.4%
Bank of America Corp.	22,818	185,054
Citigroup, Inc.	5,371	177,458
CME Group, Inc.	664	176,504
IntercontinentalExchange, Inc.*	1,295	172,287
JPMorgan Chase & Co.	4,476	192,378
Leucadia National Corp.	6,813	169,371
Moody’s Corp.	4,729	193,653
Nasdaq OMX Group, Inc. (The)*	7,029	172,703
NYSE Euronext	6,275	161,581

Total Diversified Financial Services		1,600,989

Insurance - 26.7%
ACE Ltd.	2,562	194,635
AFLAC, Inc.	4,068	183,223

	SHARES	MARKET VALUE

Allstate Corp. (The)	5,802	$193,381
American International Group, Inc.*	6,502	221,263
Aon PLC	3,821	197,928
Assurant, Inc.	4,412	177,980
Berkshire Hathaway, Inc. — Class B*	2,313	186,081
Chubb Corp. (The)	2,732	199,627
Cincinnati Financial Corp.	5,242	186,720
Genworth Financial, Inc. — Class A*	20,638	124,034
Hartford Financial Services Group, Inc.	9,152	188,074
Lincoln National Corp.	7,436	184,190
Loews Corp.	4,753	195,491
Marsh & McLennan Cos., Inc.	5,696	190,531
MetLife, Inc.	4,781	172,259
Principal Financial Group, Inc.	6,768	187,270
Progressive Corp. (The)	8,484	180,709
Prudential Financial, Inc.	2,964	179,441
Torchmark Corp.	3,766	183,442
Travelers Cos., Inc. (The)	3,189	205,116
Unum Group	7,731	183,534
XL Group PLC	8,656	186,191

Total Insurance		4,101,120

Real Estate Investment Trusts (REITs) - 20.3%
American Tower Corp.	2,952	193,592
Apartment Investment & Management Co. — Class A	7,398	200,856
AvalonBay Communities, Inc.	1,333	193,818
Boston Properties, Inc.	1,795	194,309
Equity Residential	3,097	190,280
HCP, Inc.	4,706	195,064
Health Care REIT, Inc.	3,380	191,511
Host Hotels & Resorts, Inc.	11,812	196,552
Kimco Realty Corp.	10,109	196,216
Plum Creek Timber Co., Inc.	4,569	192,081
ProLogis, Inc.	5,380	192,496
Public Storage	1,405	201,280
Simon Property Group, Inc.	1,346	209,437
Ventas, Inc.	3,316	194,947
Vornado Realty Trust	2,295	197,003
Weyerhaeuser Co.	8,551	174,098

Total Real Estate Investment Trusts (REITs)		3,113,540

Real Estate Management & Development - 1.2%
CBRE Group, Inc.*	9,572	180,049

Total Real Estate Management & Development		180,049

Thrifts & Mortgage Finance - 2.4%
Hudson City Bancorp, Inc.	27,053	190,994
People’s United Financial, Inc.	14,648	180,756

Total Thrifts & Mortgage Finance		371,750

Total Common Stocks (Cost $15,006,139)		15,316,127

108	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	April 30, 2012

GUGGENHEIM S&P 500 EQUAL WEIGHT FINANCIALS ETF

	SHARES	MARKET VALUE

SHORT TERM INVESTMENTS - 0.2%
SSgA Government Money Market Fund	27,596	$27,596

Total Short Term Investments (Cost $27,596)		27,596

Total Investments - 100.0%[a] (Cost $15,033,735)		15,343,723

Other Assets and Liabilities, net - 0.0%[b]		4,652

Net Assets - 100.0%		$15,348,375

*	Non-Income Producing Security.
[a]	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.
[b]	Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	109

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2012

GUGGENHEIM S&P 500 EQUAL WEIGHT HEALTH CARE ETF

	SHARES	MARKET VALUE

COMMON STOCKS - 99.8%
Biotechnology - 8.1%
Amgen, Inc.	25,145	$1,788,061
Biogen Idec, Inc.*	14,179	1,900,128
Celgene Corp.*	22,741	1,658,273
Gilead Sciences, Inc.*	37,105	1,929,831

Total Biotechnology		7,276,293

Health Care Equipment & Supplies - 27.7%
Baxter International, Inc.	29,040	1,609,106
Becton, Dickinson and Co.	22,260	1,746,297
Boston Scientific Corp.*	287,403	1,799,143
C.R. Bard, Inc.	18,180	1,799,093
CareFusion Corp.*	67,133	1,739,416
Covidien PLC	32,651	1,803,315
DENTSPLY International, Inc.	44,291	1,818,588
Edwards Lifesciences Corp.*	24,812	2,058,652
Intuitive Surgical, Inc.*	3,258	1,883,776
Medtronic, Inc.	45,394	1,734,051
St Jude Medical, Inc.	40,914	1,584,190
Stryker Corp.	32,333	1,764,412
Varian Medical Systems, Inc.*	25,462	1,614,800
Zimmer Holdings, Inc.	27,778	1,748,069

Total Health Care Equipment & Supplies		24,702,908

Health Care Providers & Services - 28.6%
Aetna, Inc.	36,493	1,607,152
AmerisourceBergen Corp.	45,172	1,680,850
Cardinal Health, Inc.	40,503	1,712,062
CIGNA Corp.	37,851	1,749,852
Coventry Health Care, Inc.	51,562	1,546,344
DaVita, Inc.*	19,840	1,757,427
Express Scripts Holding Co.*	31,563	1,760,900
Humana, Inc.	19,643	1,584,797
Laboratory Corp. of America Holdings*	19,270	1,693,640
McKesson Corp.	19,799	1,809,827
Patterson Cos., Inc.	55,090	1,878,018
Quest Diagnostics, Inc.	29,050	1,675,895
Tenet Healthcare Corp.*	312,626	1,622,529
UnitedHealth Group, Inc.	30,660	1,721,559
WellPoint, Inc.	26,365	1,788,074

Total Health Care Providers & Services		25,588,926

	SHARES	MARKET VALUE

Health Care Technology - 2.0%
Cerner Corp.*	22,244	$1,803,766

Total Health Care Technology		1,803,766

Life Sciences Tools & Services - 9.4%
Agilent Technologies, Inc.	38,382	1,618,953
Life Technologies Corp.*	36,706	1,701,690
PerkinElmer, Inc.	63,909	1,763,888
Thermo Fisher Scientific, Inc.	30,393	1,691,371
Waters Corp.*	18,794	1,580,763

Total Life Sciences Tools & Services		8,356,665

Pharmaceuticals - 24.0%
Abbott Laboratories	29,505	1,831,080
Allergan, Inc.	18,617	1,787,232
Bristol-Myers Squibb Co.	51,963	1,734,005
Eli Lilly & Co.	43,231	1,789,331
Forest Laboratories, Inc.*	51,125	1,780,684
Hospira, Inc.*	47,589	1,671,326
Johnson & Johnson, Inc.	26,409	1,718,962
Merck & Co., Inc.	45,479	1,784,596
Mylan, Inc.*	74,446	1,616,222
Perrigo Co.	16,268	1,706,513
Pfizer, Inc.	79,618	1,825,641
Watson Pharmaceuticals, Inc.*	28,691	2,162,154

Total Pharmaceuticals		21,407,746

Total Common Stocks (Cost $91,240,829)		89,136,304

SHORT TERM INVESTMENTS - 0.2%
SSgA Government Money Market Fund	119,528	119,528

Total Short Term Investments (Cost $119,528)		119,528

Total Investments — 100.0%[a] (Cost $91,360,357)		89,255,832

Other Assets and Liabilities, net — 0.0%[b]		44,145

Net Assets — 100.0%		$89,299,977

*	Non-Income Producing Security.
[a]	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.
[b]	Amount represents less than 0.05% of net assets.

110	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2012

GUGGENHEIM S&P 500 EQUAL WEIGHT INDUSTRIALS ETF

	SHARES	MARKET VALUE

COMMON STOCKS - 99.9%
Aerospace & Defense - 19.9%
Boeing Co. (The)	8,268	$634,982
General Dynamics Corp.	8,441	569,767
Goodrich Corp.	4,808	603,212
Honeywell International, Inc.	10,138	614,971
L-3 Communications Holdings, Inc.	8,887	653,550
Lockheed Martin Corp.	6,814	616,940
Northrop Grumman Corp.	10,069	637,166
Precision Castparts Corp.	3,472	612,357
Raytheon Co.	11,692	633,005
Rockwell Collins, Inc.	10,295	575,388
Textron, Inc.	22,436	597,695
United Technologies Corp.	7,253	592,135

Total Aerospace & Defense		7,341,168

Air Freight & Logistics - 6.2%
C.H. Robinson Worldwide, Inc.	9,132	545,546
Expeditors International of Washington, Inc.	13,671	546,840
FedEx Corp.	6,602	582,561
United Parcel Service, Inc. — Class B	7,853	613,633

Total Air Freight & Logistics		2,288,580

Airlines - 1.6%
Southwest Airlines Co.	71,458	591,672

Total Airlines		591,672

Building Products - 1.8%
Masco Corp.	50,037	659,488

Total Building Products		659,488

Commercial Services & Supplies - 13.0%
Avery Dennison Corp.	20,787	664,768
Cintas Corp.	15,419	603,962
Iron Mountain, Inc.	21,054	639,410
Pitney Bowes, Inc.	33,928	581,187
R.R. Donnelley & Sons Co.	46,829	585,831
Republic Services, Inc.	19,836	542,911
Stericycle, Inc.*	6,905	597,973
Waste Management, Inc.	17,364	593,849

Total Commercial Services & Supplies		4,809,891

Construction & Engineering - 4.8%
Fluor Corp.	9,926	573,227
Jacobs Engineering Group, Inc.*	13,347	584,999
Quanta Services, Inc.*	27,977	618,851

Total Construction & Engineering		1,777,077

Electrical Equipment - 6.7%
Cooper Industries PLC	10,047	628,641
Emerson Electric Co.	12,123	636,942
Rockwell Automation, Inc.	7,508	580,669
Roper Industries, Inc.	6,374	649,510

Total Electrical Equipment		2,495,762

Industrial Conglomerates - 6.8%
3M Co.	6,981	623,822
Danaher Corp.	11,359	615,885

	SHARES	MARKET VALUE

General Electric Co.	31,825	$623,134
Tyco International Ltd.	11,450	642,688

Total Industrial Conglomerates		2,505,529

Machinery - 24.3%
Caterpillar, Inc.	5,499	565,132
Cummins, Inc.	5,096	590,270
Deere & Co.	7,559	622,559
Dover Corp.	9,598	601,411
Eaton Corp.	12,364	595,697
Flowserve Corp.	5,199	597,521
Illinois Tool Works, Inc.	10,932	627,278
Ingersoll-Rand PLC	15,443	656,636
Joy Global, Inc.	7,544	533,889
PACCAR, Inc.	13,216	567,759
Pall Corp.	10,219	609,155
Parker Hannifin Corp.	6,868	602,255
Snap-on, Inc.	10,025	626,963
Stanley Black & Decker, Inc.	7,804	570,941
Xylem, Inc.	22,236	619,940

Total Machinery		8,987,406

Professional Services - 4.9%
Dun & Bradstreet Corp. (The)	7,160	556,905
Equifax, Inc.	14,216	651,377
Robert Half International, Inc.	20,624	614,595

Total Professional Services		1,822,877

Road & Rail - 6.8%
CSX Corp.	28,992	646,811
Norfolk Southern Corp.	9,114	664,684
Ryder System, Inc.	11,325	551,754
Union Pacific Corp.	5,629	632,925

Total Road & Rail		2,496,174

Trading Companies & Distributors - 3.1%
Fastenal Co.	11,459	536,511
W.W. Grainger, Inc.	2,860	594,365

Total Trading Companies & Distributors		1,130,876

Total Common Stocks (Cost $36,168,977)		36,906,500

SHORT TERM INVESTMENTS - 0.0%[a]
SSgA Government Money Market Fund	14,041	14,041

Total Short Term Investments (Cost $14,041)		14,041

Total Investments — 99.9%[b] (Cost $36,183,018)		36,920,541

Other Assets and Liabilities, net — 0.1%		19,871

Net Assets — 100.0%		$36,940,412

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	111

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	April 30, 2012

GUGGENHEIM S&P 500 EQUAL WEIGHT INDUSTRIALS ETF

*	Non-Income Producing Security.
[a]	Amount represents less than 0.05% of net assets.
[b]	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

112	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2012

GUGGENHEIM S&P 500 EQUAL WEIGHT MATERIALS ETF

	SHARES	MARKET VALUE

COMMON STOCKS - 99.8%
Chemicals - 51.3%
Air Products & Chemicals, Inc.	13,789	$1,178,822
Airgas, Inc.	14,849	1,360,762
CF Industries Holdings, Inc.	6,900	1,332,114
Dow Chemical Co. (The)	36,211	1,226,829
Du Pont (E.I.) de Nemours & Co.	23,945	1,280,100
Eastman Chemical Co.	23,680	1,278,009
Ecolab, Inc.	20,658	1,315,708
FMC Corp.	12,444	1,374,440
International Flavors & Fragrances, Inc.	21,947	1,321,429
Monsanto Co.	15,552	1,184,751
Mosaic Co. (The)	22,212	1,173,238
PPG Industries, Inc.	13,295	1,399,166
Praxair, Inc.	11,242	1,300,699
Sherwin-Williams Co. (The)	11,630	1,398,856
Sigma-Aldrich Corp.	17,223	1,221,111

Total Chemicals		19,346,034

Construction Materials - 3.0%
Vulcan Materials Co.	26,819	1,148,121

Total Construction Materials		1,148,121

Containers & Packaging - 13.2%
Ball Corp.	31,049	1,296,606
Bemis Co., Inc.	38,819	1,257,348
Owens-Illinois, Inc.*	51,177	1,189,865
Sealed Air Corp.	63,245	1,213,039

Total Containers & Packaging		4,956,858

Metals & Mining - 25.8%
Alcoa, Inc.	125,720	1,223,256
Allegheny Technologies, Inc.	29,865	1,282,403
Cliffs Natural Resources, Inc.	19,271	1,199,812
Freeport-McMoRan Copper & Gold, Inc.	31,801	1,217,978
Newmont Mining Corp.	21,682	1,033,147
Nucor Corp.	29,193	1,144,658
Titanium Metals Corp.	88,923	1,313,393
United States Steel Corp.	45,935	1,301,339

Total Metals & Mining		9,715,986

	SHARES	MARKET VALUE

Paper & Forest Products - 6.5%
International Paper Co.	35,008	$1,166,117
MeadWestvaco Corp.	39,954	1,271,336

Total Paper & Forest Products		2,437,453

Total Common Stocks (Cost $30,892,830)		37,604,452

SHORT TERM INVESTMENTS - 0.1%
SSgA Government Money Market Fund	41,610	41,610

Total Short Term Investments (Cost $41,610)		41,610

Total Investments - 99.9%[a] (Cost $30,934,440)		37,646,062

Other Assets and Liabilities, net - 0.1%		26,137

Net Assets - 100.0%		$37,672,199

*	Non-Income Producing Security.
[a]	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	113

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2012

GUGGENHEIM S&P 500 EQUAL WEIGHT TECHNOLOGY ETF

	SHARES	MARKET VALUE

COMMON STOCKS - 99.9%
Communications Equipment - 11.4%
Cisco Systems, Inc.	103,524	$2,086,009
F5 Networks, Inc.*	16,316	2,185,202
Harris Corp.	46,993	2,140,061
JDS Uniphase Corp.*	151,615	1,842,122
Juniper Networks, Inc.*	95,695	2,050,744
Motorola Mobility Holdings, Inc.*	51,561	2,001,598
Motorola Solutions, Inc.	40,399	2,061,561
QUALCOMM, Inc.	32,060	2,046,710

Total Communications Equipment		16,414,007

Computers & Peripherals - 10.6%
Apple, Inc.*	3,762	2,197,911
Dell, Inc.*	121,074	1,981,981
EMC Corp.*	70,657	1,993,234
Hewlett-Packard Co.	84,771	2,098,930
Lexmark International, Inc. — Class A	57,372	1,726,897
NetApp, Inc.*	47,738	1,853,667
SanDisk Corp.*	40,791	1,509,675
Western Digital Corp.*	50,835	1,972,906

Total Computers & Peripherals		15,335,201

Electronic Equipment, Instruments & Components - 8.3%
Amphenol Corp. — Class A	36,064	2,096,761
Corning, Inc.	154,237	2,213,301
FLIR Systems, Inc.	77,819	1,747,815
Jabil Circuit, Inc.	78,354	1,837,401
Molex, Inc.	75,113	2,072,368
TE Connectivity Ltd.	56,860	2,073,115

Total Electronic Equipment, Instruments & Components		12,040,761

Internet Software & Services - 7.4%
Akamai Technologies, Inc.*	55,640	1,813,864
eBay, Inc.*	56,543	2,321,090
Google, Inc. — Class A*	3,413	2,065,650
VeriSign, Inc.	55,477	2,280,659
Yahoo!, Inc.*	140,114	2,177,372

Total Internet Software & Services		10,658,635

IT Services - 20.3%
Accenture PLC — Class A	33,680	2,187,516
Automatic Data Processing, Inc.	37,308	2,075,071
Cognizant Technology Solutions Corp. — Class A*	28,195	2,067,257
Computer Sciences Corp.	65,135	1,827,688
Fidelity National Information Services, Inc.	64,701	2,178,483
Fiserv, Inc.*	30,143	2,118,752
International Business Machines Corp.	10,216	2,115,529
Mastercard, Inc. — Class A	4,889	2,211,148
Paychex, Inc.	65,093	2,016,581
SAIC, Inc.	162,428	1,975,125
Teradata Corp.*	30,868	2,153,969
Total System Services, Inc.	91,839	2,160,053
Visa, Inc. — Class A	17,494	2,151,412

	SHARES	MARKET VALUE

Western Union Co. (The)	116,007	$2,132,209

Total IT Services		29,370,793

Office Electronics - 1.3%
Xerox Corp.	248,456	1,932,988

Total Office Electronics		1,932,988

Semiconductors & Semiconductor Equipment - 23.1%
Advanced Micro Devices, Inc.*	270,420	1,990,291
Altera Corp.	53,940	1,918,646
Analog Devices, Inc.	52,711	2,054,675
Applied Materials, Inc.	165,706	1,986,815
Broadcom Corp. — Class A*	56,348	2,062,337
First Solar, Inc.*	74,552	1,371,757
Intel Corp.	75,719	2,150,419
KLA-Tencor Corp.	41,447	2,161,461
Linear Technology Corp.	61,800	2,021,478
LSI Corp.*	234,793	1,887,736
Microchip Technology, Inc.	56,739	2,005,156
Micron Technology, Inc.*	246,064	1,621,562
Novellus Systems, Inc.*	43,661	2,041,152
NVIDIA Corp.*	138,312	1,798,056
Teradyne, Inc.*	126,452	2,176,239
Texas Instruments, Inc.	63,523	2,028,924
Xilinx, Inc.	56,245	2,046,193

Total Semiconductors & Semiconductor Equipment		33,322,897

Software - 17.5%
Adobe Systems, Inc.*	60,930	2,044,811
Autodesk, Inc.*	55,682	2,192,200
BMC Software, Inc.*	54,148	2,234,146
CA, Inc.	75,914	2,005,648
Citrix Systems, Inc.*	26,872	2,300,512
Electronic Arts, Inc.*	118,755	1,826,452
Intuit, Inc.	35,235	2,042,573
Microsoft Corp.	64,078	2,051,778
Oracle Corp.	68,031	1,999,431
Red Hat, Inc.*	40,534	2,416,232
Salesforce.com, Inc.*	13,909	2,166,049
Symantec Corp.*	115,612	1,909,910

Total Software		25,189,742

Total Common Stocks (Cost $148,681,760)		144,265,024

SHORT TERM INVESTMENTS - 0.1%
SSgA Government Money Market Fund	100,112	100,112
Total Short Term Investments (Cost $100,112)		100,112

Total Investments - 100.0%[a] (Cost $148,781,872)		144,365,136

Other Assets and Liabilities, net - 0.0%[b]		(23,009)

Net Assets - 100.0%		$144,342,127

114	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	April 30, 2012

GUGGENHEIM S&P 500 EQUAL WEIGHT TECHNOLOGY ETF

*	Non-Income Producing Security.
[a]	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.
[b]	Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	115

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2012

GUGGENHEIM S&P 500 EQUAL WEIGHT UTILITIES ETF

	SHARES	MARKET VALUE

COMMON STOCKS - 99.7%
Diversified Telecommunication Services - 12.2%
AT&T, Inc.	35,136	$1,156,326
CenturyLink, Inc.	28,076	1,082,610
Frontier Communications Corp.	247,876	1,001,419
Verizon Communications, Inc.	28,020	1,131,448
Windstream Corp.	90,013	1,011,746

Total Diversified Telecommunication Services		5,383,549

Electric Utilities - 32.5%
American Electric Power Co., Inc.	28,672	1,113,620
Duke Energy Corp.	51,800	1,110,074
Edison International	25,588	1,126,128
Entergy Corp.	16,144	1,058,401
Exelon Corp.	28,157	1,098,405
FirstEnergy Corp.	24,503	1,147,230
NextEra Energy, Inc.	18,258	1,174,902
Northeast Utilities	29,740	1,093,540
Pepco Holdings, Inc.	56,358	1,066,293
Pinnacle West Capital Corp.	23,090	1,116,401
PPL Corp.	38,768	1,060,305
Progress Energy, Inc.	20,439	1,087,764
Southern Co.	24,290	1,115,883

Total Electric Utilities		14,368,946

Gas Utilities - 5.0%
AGL Resources, Inc.	27,823	1,097,061
Oneok, Inc.	13,158	1,130,141

Total Gas Utilities		2,227,202

Independent Power Producers & Energy Traders - 4.9%
AES Corp.(The)*	83,064	1,039,961
NRG Energy, Inc.*	65,490	1,113,330

Total Independent Power Producers & Energy Traders		2,153,291

Multi-Utilities - 38.5%
Ameren Corp.	34,325	1,125,517
CenterPoint Energy, Inc.	56,884	1,149,625
CMS Energy Corp.	50,053	1,150,718
Consolidated Edison, Inc.	18,762	1,115,401
Dominion Resources, Inc.	21,583	1,126,417
DTE Energy Co.	19,781	1,115,253
Integrys Energy Group, Inc.	20,466	1,118,262
NiSource, Inc.	45,440	1,120,096
PG&E Corp.	25,577	1,129,992

	SHARES	MARKET VALUE

Public Service Enterprise Group, Inc.	36,172	$1,126,758
SCANA Corp.	24,427	1,126,573
Sempra Energy	18,516	1,198,726
TECO Energy, Inc.	61,623	1,110,446
Wisconsin Energy Corp.	31,438	1,158,176
Xcel Energy, Inc.	41,047	1,110,732

Total Multi-Utilities		16,982,692

Wireless Telecommunication Services - 6.6%
Crown Castle International Corp.*	20,126	1,139,333
MetroPCS Communications, Inc.*	107,731	786,436
Sprint Nextel Corp.*	394,101	977,371

Total Wireless Telecommunication Services		2,903,140

Total Common Stocks (Cost $42,743,043)		44,018,820

SHORT TERM INVESTMENTS - 0.2%
SSgA Government Money Market Fund	94,025	94,025

Total Short Term Investments (Cost $94,025)		94,025

Total Investments - 99.9%[a] (Cost $42,837,068)		44,112,845

Other Assets and Liabilities, net - 0.1%		42,273

Net Assets - 100.0%		$44,155,118

*	Non-Income Producing Security.
[a]	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

116	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)	April 30, 2012

	Guggenheim S&P 500 Equal Weight ETF	Guggenheim S&P MidCap 400 Equal Weight ETF	Guggenheim S&P SmallCap 600 Equal Weight ETF	Guggenheim Russell MidCap® Equal Weight ETF

ASSETS
Investments at market value*	$3,126,816,690	$3,163,573	$6,290,439	$56,545,233
Receivables:
Investments sold	5,614,696	8,032	6,184	—
Fund shares sold	56,634,191	—	—	—
Dividends	2,264,127	1,545	2,185	26,702
Total assets	3,191,329,704	3,173,150	6,298,808	56,571,935

LIABILITIES
Payables:
Investments purchased	62,127,528	7,752	6,338	—
Accrued management fees	1,006,391	1,028	2,052	18,352
Total liabilities	63,133,919	8,780	8,390	18,352
NET ASSETS	$3,128,195,785	$3,164,370	$6,290,418	$56,553,583

NET ASSETS CONSIST OF:
Paid-in capital	$3,483,720,588	$2,995,975	$5,629,931	$52,335,272
Undistributed net investment income	2,541,575	2,201	7,576	74,769
Accumulated net realized gain (loss) on investment securities	(470,947,751)	110,074	79,758	1,041,551
Net unrealized appreciation (depreciation) on investment securities	112,881,373	56,120	573,153	3,101,991
NET ASSETS	$3,128,195,785	$3,164,370	$6,290,418	$56,553,583
Shares outstanding (unlimited shares authorized), no par value	60,758,863	100,000	200,000	1,650,000
Net asset value, offering price and repurchase price per share	$51.49	$31.64	$31.45	$34.27
*Total cost of investments	$3,013,935,317	$3,107,453	$5,717,286	$53,443,242

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	117

STATEMENT OF ASSETS AND LIABILITIES (Unaudited) (continued)	April 30, 2012

	Guggenheim Russell 1000® Equal Weight ETF	Guggenheim Russell 2000® Equal Weight ETF	Guggenheim MSCI EAFE Equal Weight ETF	Guggenheim MSCI Emerging Markets Equal Weight ETF

ASSETS
Investments at market value*	$39,238,791	$19,149,984	$11,180,423	$13,692,247
Foreign currency, at value (cost $0, $0, $69,044 and $66,635, respectively)	—	—	68,844	66,744
Cash	—	176	—	—
Receivables:
Investments sold	—	33,268	—	—
Dividends	23,888	7,849	79,917	19,421
Receivable from manager	—	—	—	1,248
Total assets	39,262,679	19,191,277	11,329,184	13,779,660

LIABILITIES
Payables:
Investments purchased	—	—	189	—
Foreign currency overdraft, at value ($0, $226, $0 and $0, respectively)	—	226	—	—
Accrued management fees	12,750	6,258	5,075	10,533
Capital gains tax	—	—	—	13,452
Total liabilities	12,750	6,484	5,264	23,985
NET ASSETS	$39,249,929	$19,184,793	$11,323,920	$13,755,675

NET ASSETS CONSIST OF:
Paid-in capital	$37,556,520	$19,482,402	$12,897,138	$16,833,148
Undistributed net investment income	51,959	20,618	90,683	26,819
Accumulated net realized gain (loss) on investment securities and foreign currency	398,846	126,744	(499,928)	(2,139,608)
Net unrealized appreciation (depreciation) on investment securities and foreign currency	1,242,604	(444,971)	(1,163,973)	(964,684)
NET ASSETS	$39,249,929	$19,184,793	$11,323,920	$13,755,675
Shares outstanding (unlimited shares authorized), no par value	1,150,000	600,000	300,000	400,000
Net asset value, offering price and repurchase price per share	$34.13	$31.97	$37.75	$34.39
*Total cost of investments	$37,996,187	$19,594,954	$12,345,397	$14,643,626

118	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES (Unaudited) (continued)	April 30, 2012

	Guggenheim S&P 500 Equal Weight Consumer Discretionary ETF	Guggenheim S&P 500 Equal Weight Consumer Staples ETF	Guggenheim S&P 500 Equal Weight Energy ETF

ASSETS
Investments at market value*	$60,514,191	$36,545,243	$35,256,262
Receivables:
Investments sold	—	783,798	622,584
Dividends	37,751	42,146	12,069
Total assets	60,551,942	37,371,187	35,890,915

LIABILITIES
Payables:
Investments purchased	—	787,079	616,837
Accrued management fees	24,749	14,882	14,081
Total liabilities	24,749	801,961	630,918
NET ASSETS	$60,527,193	$36,569,226	$35,259,997

NET ASSETS CONSIST OF:
Paid-in capital	$55,759,800	$31,871,025	$43,383,989
Undistributed (distributions in excess) of net investment income	19,619	68,519	(5,248)
Accumulated net realized loss on investment securities	(1,582,043)	(168,033)	(2,881,807)
Net unrealized appreciation (depreciation) on investment securities	6,329,817	4,797,715	(5,236,937)
NET ASSETS	$60,527,193	$36,569,226	$35,259,997
Shares outstanding (unlimited shares authorized), no par value	1,100,000	550,000	550,005
Net asset value, offering price and repurchase price per share	$55.02	$66.49	$64.11
*Total cost of investments	$54,184,374	$31,747,528	$40,493,199

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	119

STATEMENT OF ASSETS AND LIABILITIES (Unaudited) (continued)	April 30, 2012

	Guggenheim S&P 500 Equal Weight Financials ETF	Guggenheim S&P 500 Equal Weight Health Care ETF	Guggenheim S&P 500 Equal Weight Industrials ETF	Guggenheim S&P 500 Equal Weight Materials ETF

ASSETS
Investments at market value*	$15,343,723	$89,255,832	$36,920,541	$37,646,062
Receivables:
Fund shares sold	—	18,604,162	—	—
Dividends	10,910	61,415	33,999	41,463
Total assets	15,354,633	107,921,409	36,954,540	37,687,525

LIABILITIES
Payables:
Investments purchased	—	18,580,008	—	—
Accrued management fees	6,258	41,424	14,128	15,326
Total liabilities	6,258	18,621,432	14,128	15,326
NET ASSETS	$15,348,375	$89,299,977	$36,940,412	$37,672,199

NET ASSETS CONSIST OF:
Paid-in capital	$21,449,500	$89,325,467	$35,727,149	$31,766,530
Undistributed (distributions in excess) of net investment income	(3,513)	90,104	27,817	40,659
Accumulated net realized gain (loss) on investment securities	(6,407,600)	1,988,931	447,923	(846,612)
Net unrealized appreciation (depreciation) on investment securities	309,988	(2,104,525)	737,523	6,711,622
NET ASSETS	$15,348,375	$89,299,977	$36,940,412	$37,672,199
Shares outstanding (unlimited shares authorized), no par value	550,000	1,200,000	650,000	600,000
Net asset value, offering price and repurchase price per share	$27.91	$74.42	$56.83	$62.79
*Total cost of investments	$15,033,735	$91,360,357	$36,183,018	$30,934,440

120	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES (Unaudited) (concluded)	April 30, 2012

	Guggenheim S&P 500 Equal Weight Technology ETF	Guggenheim S&P 500 Equal Weight Utilities ETF

ASSETS
Investments at market value*	$144,365,136	$44,112,845
Receivables:
Investments sold	22,739,380	—
Dividends	41,829	60,025
Total assets	167,146,345	44,172,870

LIABILITIES
Payables:
Fund shares repurchased	22,743,134	—
Accrued management fees	61,084	17,752
Total liabilities	22,804,218	17,752
NET ASSETS	$144,342,127	$44,155,118

NET ASSETS CONSIST OF:
Paid-in capital	$139,620,146	$42,960,688
Undistributed net investment income	28,099	90,377
Accumulated net realized gain (loss) on investment securities	9,110,618	(171,724)
Net unrealized appreciation (depreciation) on investment securities	(4,416,736)	1,275,777
NET ASSETS	$144,342,127	$44,155,118
Shares outstanding (unlimited shares authorized), no par value	2,550,000	800,000
Net asset value, offering price and repurchase price per share	$56.60	$55.19
*Total cost of investments	$148,781,872	$42,837,068

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	121

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended April 30, 2012

	Guggenheim S&P 500 Equal Weight ETF	Guggenheim S&P MidCap 400 Equal Weight ETF	Guggenheim S&P SmallCap 600 Equal Weight ETF	Guggenheim Russell MidCap® Equal Weight ETF

INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$29,048,154	$22,270	$43,378	$465,300
Interest	46	—	—	1
Total income	29,048,200	22,270	43,378	465,301

EXPENSES
Management fee	5,776,409	5,750	11,934	109,152
Trustee fees	—	114	227	2,081
	5,776,409	5,864	12,161	111,233
Net investment income	23,271,791	16,406	31,217	354,068

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	(52,447,660)	(12,089)	92,573	(301,167)
In-kind redemptions	74,043,868	130,873	—	1,621,423
Net realized gain	21,596,208	118,784	92,573	1,320,256
Net change in unrealized appreciation (depreciation) on:
Investment securities	233,303,471	198,781	545,909	3,393,158
Net realized and unrealized gain on investments	254,899,679	317,565	638,482	4,713,414
Net increase in net assets resulting from operations	$278,171,470	$333,971	$669,699	$5,067,482
Foreign taxes withheld	$(271)	$—	$—	$98

122	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

STATEMENT OF OPERATIONS (Unaudited) (continued)

For the Six Months Ended April 30, 2012

	Guggenheim Russell 1000® Equal Weight ETF	Guggenheim Russell 2000® Equal Weight ETF	Guggenheim MSCI EAFE Equal Weight ETF	Guggenheim MSCI Emerging Markets Equal Weight ETF

INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$347,967	$150,989	$172,479	$88,572
Interest	1	—	—	—
Total income	347,968	150,989	172,479	88,572

EXPENSES
Management fee	73,037	40,219	29,802	47,463
Trustee fees	1,264	773	526	—
	74,301	40,992	30,328	47,463
Less:
Expenses waived by advisor	—	—	—	(7,459)
Net Investment Income	273,667	109,997	142,151	48,568

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	(268,634)	(437,326)	(495,505)	(993,660)
In-kind redemptions	699,042	835,802	—	(559,885)
Capital gains tax	—	—	—	(4,491)
Foreign currency transactions	—	(14)	(2,139)	(21,105)
Net realized gain (loss)	430,408	398,462	(497,644)	(1,579,141)
Net change in unrealized appreciation (depreciation) on:
Investment securities	2,852,583	1,100,895	655,566	1,295,158
Capital gains tax	—	—	—	(10,733)
Foreign currency transactions	—	14	1,537	83
Net change in unrealized appreciation on investments	2,852,583	1,100,909	657,103	1,284,508
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3,282,991	1,499,371	159,459	(294,633)
Net Increase (decrease) in net assets resulting from operations	$3,556,658	$1,609,368	$301,610	$(246,065)
Foreign taxes withheld	$1,350	$268	$13,851	$8,091

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	123

STATEMENT OF OPERATIONS (Unaudited) (continued)

For the Six Months Ended April 30, 2012

	Guggenheim S&P 500 Equal Weight Consumer Discretionary ETF	Guggenheim S&P 500 Equal Weight Consumer Staples ETF	Guggenheim S&P 500 Equal Weight Energy ETF

INVESTMENT INCOME
Dividends	$356,779	$431,236	$210,517
Total income	356,779	431,236	210,517

EXPENSES
Management fee	103,822	78,885	87,706
Net investment income	252,957	352,351	122,811

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	(354,349)	(442,576)	(580,752)
In-kind redemptions	1,639,557	736,711	—
Net realized gain (loss)	1,285,208	294,135	(580,752)
Net change in unrealized appreciation (depreciation) on:
Investment securities	5,198,588	2,368,916	561,845
Net realized and unrealized gain (loss) on investments	6,483,796	2,663,051	(18,907)
Net increase in net assets resulting from operations	$6,736,753	$3,015,402	$103,904

124	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

STATEMENT OF OPERATIONS (Unaudited) (continued)

For the Six Months Ended April 30, 2012

	Guggenheim S&P 500 Equal Weight Financials ETF	Guggenheim S&P 500 Equal Weight Health Care ETF	Guggenheim S&P 500 Equal Weight Industrials ETF	Guggenheim S&P 500 Equal Weight Materials ETF

INVESTMENT INCOME
Dividends	$188,818	$474,538	$294,415	$354,368
Interest	—	7	—	—
Total income	188,818	474,545	294,415	354,368

EXPENSES
Management Fee	38,863	207,298	67,562	89,577
Net investment income	149,955	267,247	226,853	264,791

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	(499,845)	(307,935)	(41,886)	(587,407)
In-kind redemptions	362,180	6,849,515	1,647,529	783,685
Net realized gain (loss)	(137,665)	6,541,580	1,605,643	196,278
Net change in unrealized appreciation (depreciation) on:
Investment securities	2,057,964	211,829	884,701	3,591,244
Net realized and unrealized gain on investments	1,920,299	6,753,409	2,490,344	3,787,522
Net increase in net assets resulting from operations	$2,070,254	$7,020,656	$2,717,197	$4,052,313
Foreign taxes withheld	$—	$—	$229	$—

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	125

STATEMENT OF OPERATIONS (Unaudited) (concluded)

For the Six Months Ended April 30, 2012

	Guggenheim S&P 500 Equal Weight Technology ETF	Guggenheim S&P 500 Equal Weight Utilities ETF

INVESTMENT INCOME
Dividends	$624,255	$835,490
Interest	1	1
Total income	624,256	835,491

EXPENSES
Management fee	291,775	102,090
Net investment income	332,481	733,401

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	(3,830,116)	(55,168)
In-kind redemptions	15,827,140	869,622
Net realized gain	11,997,024	814,454
Net change in unrealized appreciation (depreciation) on:
Investment securities	(3,637,643)	(80,782)
Net realized and unrealized gain on investments	8,359,381	733,672
Net increase in net assets resulting from operations	$8,691,862	$1,467,073

126	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Guggenheim S&P 500 Equal Weight ETF		Guggenheim S&P MidCap 400 Equal Weight ETF
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Period Ended October 31, 2011*

OPERATIONS
Net investment income	$23,271,791	$42,464,646	$16,406	$7,921
Net realized gain (loss) on investments	21,596,208	277,178,204	118,784	(9,545)
Net change in unrealized appreciation (depreciation) on investments	233,303,471	(197,398,983)	198,781	(142,661)
Net increase (decrease) in net assets resulting from operations	278,171,470	122,243,867	333,971	(144,285)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(21,548,329)	(40,649,421)	(15,689)	(5,601)

SHAREHOLDER TRANSACTIONS
Proceeds from shares purchased	573,116,366	2,816,559,505	1,583,308	2,976,024
Value of shares redeemed	(765,352,575)	(1,988,604,371)	(1,563,358)	—
Net increase (decrease) in net assets resulting from share transactions	(192,236,209)	827,955,134	19,950	2,976,024
Increase in net assets	64,386,932	909,549,580	338,232	2,826,138

NET ASSETS
Beginning of period	3,063,808,853	2,154,259,273	2,826,138	—
End of period[1]	$3,128,195,785	$3,063,808,853	$3,164,370	$2,826,138
[1] Including undistributed net investment income	$2,541,575	$818,113	$2,201	$1,484

CHANGES IN SHARES OUTSTANDING:
Shares purchased	11,700,000	58,750,000	50,000	100,000
Shares redeemed	(16,450,000)	(42,350,000)	(50,000)	—
Shares outstanding, beginning of period	65,508,863	49,108,863	100,000	—
Shares outstanding, end of period	60,758,863	65,508,863	100,000	100,000

*	The Fund commenced operations on August 1, 2011.

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	127

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Guggenheim S&P SmallCap 600 Equal Weight ETF		Guggenheim Russell MidCap® Equal Weight ETF
	Six Months Ended April 30, 2012 (Unaudited)	Period Ended October 31, 2011*	Six Months Ended April 30, 2012 (Unaudited)	Period Ended October 31, 2011**

OPERATIONS
Net investment income	$31,217	$9,727	$354,068	$212,148
Net realized gain (loss) on investments	92,573	(13,809)	1,320,256	(112,004)
Net change in unrealized appreciation (depreciation) on investments	545,909	27,244	3,393,158	(291,167)
Net increase (decrease) in net assets resulting from operations	669,699	23,162	5,067,482	(191,023)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(26,211)	(6,163)	(316,284)	(168,415)

SHAREHOLDER TRANSACTIONS
Proceeds from shares purchased	—	5,629,931	11,159,008	56,370,615
Value of shares redeemed	—	—	(13,864,201)	(1,503,599)
Net increase (decrease) in net assets Resulting from share transactions	—	5,629,931	(2,705,193)	54,867,016
Increase in net assets	643,488	5,646,930	2,046,005	54,507,578

NET ASSETS
Beginning of period	5,646,930	—	54,507,578	—
End of period[1]	$6,290,418	$5,646,930	$56,553,583	$54,507,578
[1] Including undistributed net investment income	$7,576	$2,570	$74,769	$36,985

CHANGES IN SHARES OUTSTANDING:
Shares purchased	—	200,000	350,000	1,800,000
Shares redeemed	—	—	(450,000)	(50,000)
Shares outstanding, beginning of period	200,000	—	1,750,000	—
Shares outstanding, end of period	200,000	200,000	1,650,000	1,750,000

*	The Fund commenced operations on August 1, 2011.
**	The Fund commenced operations on December 3, 2010.

128	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Guggenheim Russell 1000® Equal Weight ETF		Guggenheim Russell 2000® Equal Weight ETF
	Six Months Ended April 30, 2012 (Unaudited)	Period Ended October 31, 2011*	Six Months Ended April 30, 2012 (Unaudited)	Period Ended October 31, 2011*

OPERATIONS
Net investment income	$273,667	$191,289	$109,997	$97,504
Net realized gain (loss) on investments	430,408	70,622	398,462	(275,792)
Net change in unrealized appreciation (depreciation) on investments	2,852,583	(1,609,979)	1,100,909	(1,545,880)
Net increase (decrease) in net assets resulting from operations	3,556,658	(1,348,068)	1,609,368	(1,724,168)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(242,900)	(165,561)	(100,640)	(82,186)

SHAREHOLDER TRANSACTIONS
Proceeds from shares purchased	7,876,009	37,147,734	—	25,390,228
Value of shares redeemed	(6,122,548)	(1,451,395)	(5,907,809)	—
Net increase (decrease) in net assets resulting from share transactions	1,753,461	35,696,339	(5,907,809)	25,390,228
Increase (decrease) in net assets	5,067,219	34,182,710	(4,399,081)	23,583,874

NET ASSETS
Beginning of period	34,182,710	—	23,583,874	—
End of period[1]	$39,249,929	$34,182,710	$19,184,793	$23,583,874
[1] Including undistributed net investment income	$51,959	$21,192	$20,618	$11,261

CHANGES IN SHARES OUTSTANDING:
Shares purchased	250,000	1,150,000	—	800,000
Shares redeemed	(200,000)	(50,000)	(200,000)	—
Shares outstanding, beginning of period	1,100,000	—	800,000	—
Shares outstanding, end of period	1,150,000	1,100,000	600,000	800,000

*	The Fund commenced operations on December 3, 2010.

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	129

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Guggenheim MSCI EAFE Equal Weight ETF		Guggenheim MSCI Emerging Markets Equal Weight ETF
	Six Months Ended April 30, 2012 (Unaudited)	Period Ended October 31, 2011*	Six Months Ended April 30, 2012 (Unaudited)	Period Ended October 31, 2011*

OPERATIONS
Net investment income	$142,151	$483,530	$48,568	$288,754
Net realized gain (loss)	(497,644)	338,989	(1,579,141)	(831,874)
Net change in unrealized appreciation (depreciation) on investments	657,103	(1,821,076)	1,284,508	(2,249,192)
Net increase (decrease) in net assets resulting from operations	301,610	(998,557)	(246,065)	(2,792,312)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(70,516)	(491,348)	(21,377)	(160,394)
Capital	—	—	—	(155,130)
Total distributions to shareholders	(70,516)	(491,348)	(21,377)	(315,524)

SHAREHOLDER TRANSACTIONS
Proceeds from shares purchased	—	24,728,819	3,217,848	27,283,677
Value of shares redeemed	—	(12,146,088)	(6,108,837)	(7,261,735)
Net increase (decrease) in net assets resulting from share transactions	—	12,582,731	(2,890,989)	20,021,942
Increase (decrease) in net assets	231,094	11,092,826	(3,158,431)	16,914,106

NET ASSETS
Beginning of period	11,092,826	—	16,914,106	—
End of period[1]	$11,323,920	$11,092,826	$13,755,675	$16,914,106
[1] Including undistributed (distributions in excess) of net investment income	$90,683	$19,048	$26,819	$(372)

CHANGES IN SHARES OUTSTANDING:
Shares purchased	—	600,000	100,000	700,000
Shares redeemed	—	(300,000)	(200,000)	(200,000)
Shares outstanding, beginning of period	300,000	—	500,000	—
Shares outstanding, end of period	300,000	300,000	400,000	500,000

*	The Fund commenced operations on December 3, 2010.

130	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Guggenheim S&P 500 Equal Weight Consumer Discretionary ETF
	Six Months Ended April 30, 2012 (Unaudited)	Period Ended October 31, 2011*

OPERATIONS
Net investment income	$252,957	$299,451
Net realized gain on investments	1,285,208	2,977,327
Net change in unrealized appreciation (depreciation) on investments	5,198,588	(739,044)
Net increase in net assets resulting from operations	6,736,753	2,537,734

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(246,336)	(291,636)

SHAREHOLDER TRANSACTIONS
Proceeds from shares purchased	37,989,880	7,384,661
Value of shares redeemed	(5,419,842)	(13,588,895)
Net increase (decrease) in net assets resulting from share transactions	32,570,038	(6,204,234)
Increase (decrease) in net assets	39,060,455	(3,958,136)

NET ASSETS
Beginning of period	21,466,738	25,424,874
End of period[1]	$60,527,193	$21,466,738
[1] Including undistributed net investment income	$19,619	$12,998

CHANGES IN SHARES OUTSTANDING:
Shares purchased	750,000	150,000
Shares redeemed	(100,000)	(300,000)
Shares outstanding, beginning of period	450,000	600,000
Shares outstanding, end of period	1,100,000	450,000

*	The Fund commenced operations on January 7, 2011.

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	131

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Guggenheim S&P 500 Equal Weight Consumer Staples ETF		Guggenheim S&P 500 Equal Weight Energy ETF
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011

OPERATIONS
Net investment income	$352,351	$432,184	$122,811	$267,674
Net realized gain (loss) on investments	294,135	792,268	(580,752)	4,427,435
Net change in unrealized appreciation (depreciation) on investments	2,368,916	834,186	561,845	(7,248,237)
Net increase (decrease) in net assets resulting from operations	3,015,402	2,058,638	103,904	(2,553,128)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(340,843)	(404,016)	(131,381)	(267,926)

SHAREHOLDER TRANSACTIONS
Proceeds from shares purchased	6,407,223	18,142,268	—	99,253,072
Value of shares redeemed	(3,019,730)	(3,145,222)	—	(77,266,420)
Net increase in net assets resulting from share transactions	3,387,493	14,997,046	—	21,986,652
Increase (decrease) in net assets	6,062,052	16,651,668	(27,477)	19,165,598

NET ASSETS
Beginning of period	30,507,174	13,855,506	35,287,474	16,121,876
End of period[1]	$36,569,226	$30,507,174	$35,259,997	$35,287,474
[1] Including undistributed (distributions in excess) of net investment income	$68,519	$57,011	$(5,248)	$3,322

CHANGES IN SHARES OUTSTANDING:
Shares purchased	100,000	300,000	—	1,400,000
Shares redeemed	(50,000)	(50,000)	—	(1,150,000)
Shares outstanding, beginning of period	500,000	250,000	550,005	300,005
Shares outstanding, end of period	550,000	500,000	550,005	550,005

132	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Guggenheim S&P 500 Equal Weight Financials ETF		Guggenheim S&P 500 Equal Weight Health Care ETF
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011

OPERATIONS
Net investment income	$149,955	$293,728	$267,247	$251,237
Net realized gain (loss)	(137,665)	1,299,016	6,541,580	3,987,029
Net change in unrealized appreciation (depreciation) on investments	2,057,964	(2,262,770)	211,829	(524,200)
Net increase (decrease) in net assets resulting from operations	2,070,254	(670,026)	7,020,656	3,714,066

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(153,468)	(292,247)	(214,017)	(230,946)

SHAREHOLDER TRANSACTIONS
Proceeds from shares purchased	—	8,493,107	237,287,742	182,857,489
Value of shares redeemed	(3,701,616)	(6,907,580)	(207,990,077)	(186,914,915)
Net increase (decrease) in net assets resulting from share transactions	(3,701,616)	1,585,527	29,297,665	(4,057,426)
Increase (decrease) in net assets	(1,784,830)	623,254	36,104,304	(574,306)

NET ASSETS
Beginning of period	17,133,205	16,509,951	53,195,673	53,769,979
End of period[1]	$15,348,375	$17,133,205	$89,299,977	$53,195,673
[1] Including undistributed (distributions in excess) of net investment income	$(3,513)	$—	$90,104	$36,874

CHANGES IN SHARES OUTSTANDING:
Shares purchased	—	300,000	3,350,000	2,800,000
Shares redeemed	(150,000)	(250,000)	(2,950,000)	(2,900,000)
Shares outstanding, beginning of period	700,000	650,000	800,000	900,000
Shares outstanding, end of period	550,000	700,000	1,200,000	800,000

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	133

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Guggenheim S&P 500 Equal Weight Industrials ETF		Guggenheim S&P 500 Equal Weight Materials ETF
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011

OPERATIONS
Net investment income	$226,853	$607,514	$264,791	$578,712
Net realized gain on investments	1,605,643	7,115,513	196,278	1,631,549
Net change in unrealized appreciation (depreciation) on investments	884,701	(6,672,032)	3,591,244	(2,893,215)
Net increase (decrease) in net assets resulting from operations	2,717,197	1,050,995	4,052,313	(682,954)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(206,563)	(609,503)	(253,144)	(560,979)

SHAREHOLDER TRANSACTIONS
Proceeds from shares purchased	30,145,280	8,408,979	—	9,291,043
Value of shares redeemed	(11,165,913)	(35,505,013)	(2,897,625)	(5,671,266)
Net increase (decrease) in net assets resulting from share transactions	18,979,367	(27,096,034)	(2,897,625)	3,619,777
Increase (decrease) in net assets	21,490,001	(26,654,542)	901,544	2,375,844

NET ASSETS
Beginning of period	15,450,411	42,104,953	36,770,655	34,394,811
End of period[1]	$36,940,412	$15,450,411	$37,672,199	$36,770,655
[1] Including undistributed net investment income	$27,817	$7,527	$40,659	$29,012

CHANGES IN SHARES OUTSTANDING:
Shares purchased	550,000	150,000	—	150,000
Shares redeemed	(200,000)	(700,000)	(50,000)	(100,000)
Shares outstanding, beginning of period	300,000	850,000	650,000	600,000
Shares outstanding, end of period	650,000	300,000	600,000	650,000

134	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Guggenheim S&P 500 Equal Weight Technology ETF		Guggenheim S&P 500 Equal Weight Utilities ETF
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011

OPERATIONS
Net investment income	$332,481	$641,534	$733,401	$887,068
Net realized gain on investments	11,997,024	5,230,243	814,454	2,071,458
Net change in unrealized depreciation on investments	(3,637,643)	(7,130,337)	(80,782)	(334,844)
Net increase (decrease) in net assets resulting from operations	8,691,862	(1,258,560)	1,467,073	2,623,682

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(304,382)	(622,234)	(683,640)	(868,554)

SHAREHOLDER TRANSACTIONS
Proceeds from shares purchased	121,477,948	68,792,638	16,436,665	18,642,716
Value of shares redeemed	(95,208,626)	(45,985,675)	(5,482,218)	(8,090,201)
Net increase in net assets resulting from share transactions	26,269,322	22,806,963	10,954,447	10,552,515
Increase in net assets	34,656,802	20,926,169	11,737,880	12,307,643

NET ASSETS
Beginning of period	109,685,325	88,759,156	32,417,238	20,109,595
End of period[1]	$144,342,127	$109,685,325	$44,155,118	$32,417,238
[1] Including undistributed net investment income	$28,099	$—	$90,377	$40,616

CHANGES IN SHARES OUTSTANDING:
Shares purchased	2,150,000	1,300,000	300,000	350,000
Shares redeemed	(1,700,000)	(950,000)	(100,000)	(150,000)
Shares outstanding, beginning of period	2,100,000	1,750,000	600,000	400,000
Shares outstanding, end of period	2,550,000	2,100,000	800,000	600,000

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	135

GUGGENHEIM S&P 500 EQUAL WEIGHT ETF

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007
Per Share Operating Performance:
Net asset value at beginning of period	$46.77		$43.87	$35.99	$30.01	$50.63	$46.06
Net investment income*	0.39		0.69	0.60	0.54	0.72	0.59
Net realized and unrealized gain (loss) on investments	4.70		2.87	7.87	5.98	(20.64)	4.56

Total from investment operations	5.09		3.56	8.47	6.52	(19.92)	5.15
Distributions to shareholders from:
Net investment income	(0.37)		(0.66)	(0.59)	(0.54)	(0.70)	(0.58)
Net asset value at end of period	$51.49		$46.77	$43.87	$35.99	$30.01	$50.63

Total Return**	10.91%		8.12%	23.67%	22.21%	(39.75% )	11.23%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$3,128,196		$3,063,809	$2,154,259	$1,499,351	$843,417	$2,177,693
Ratio to average net assets of:
Expenses	0.40%	***	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	1.61%	***	1.45%	1.48%	1.75%	1.65%	1.22%
Portfolio turnover rate†	9%		21%	20%	37%	32%	25%

*	Based on average shares outstanding.
**	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
***	Annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

136	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

GUGGENHEIM S&P MIDCAP 400 EQUAL WEIGHT ETF

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011*
Per Share Operating Performance:
Net asset value at beginning of period	$28.26		$29.76
Net investment income**	0.17		0.08
Net realized and unrealized gain (loss) on investments	3.37		(1.52)

Total from investment operations	3.54		(1.44)
Distributions to shareholders from:
Net investment income	(0.16)		(0.06)
Net asset value at end of period	$31.64		$28.26

Total Return***	12.55%		(4.81%	)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$3,164		$2,826
Ratio to average net assets of:
Expenses	0.41%	****	0.40%	****
Net investment income	1.14%	****	1.20%	****
Portfolio turnover rate†	11%		7%

*	Fund commenced August 1, 2011.
**	Based on average shares outstanding.
***	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
****	Annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	137

GUGGENHEIM S&P SMALLCAP 600 EQUAL WEIGHT ETF

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011*
Per Share Operating Performance:
Net asset value at beginning of period	$28.23		$29.85
Net investment income**	0.16		0.05
Net realized and unrealized gain (loss) on investments	3.19		(1.64)

Total from investment operations	3.35		(1.59)
Distributions to shareholders from:
Net investment income	(0.13)		(0.03)
Net asset value at end of period	$31.45		$28.23

Total Return***	11.88%		(5.30%	)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$6,290		$5,647
Ratio to average net assets of:
Expenses	0.41%	****	0.40%	****
Net investment income	1.05%	****	0.82%	****
Portfolio turnover rate†	14%		8%

*	Fund commenced August 1, 2011.
**	Based on average shares outstanding.
***	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
****	Annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

138	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011*
Per Share Operating Performance:
Net asset value at beginning of period	$31.15		$30.21
Net investment income**	0.21		0.30
Net realized and unrealized gain on investments	3.10		0.85

Total from investment operations	3.31		1.15
Distributions to shareholders from:
Net investment income	(0.19)		(0.21)
Net asset value at end of period	$34.27		$31.15

Total Return***	10.70%		3.80%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$56,554		$54,508
Ratio to average net assets of:
Expenses	0.41%	****	0.41%	****
Net investment income	1.30%	****	1.06%	****
Portfolio turnover rate†	14%		30%

*	The Fund commenced operations on December 3, 2010.
**	Based on average shares outstanding.
***	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
****	Annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	139

GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011*
Per Share Operating Performance:
Net asset value at beginning of period	$31.08		$30.18
Net investment income**	0.24		0.36
Net realized and unrealized gain on investments	3.03		0.85

Total from investment operations	3.27		1.21
Distributions to shareholders from:
Net investment income	(0.22)		(0.31)
Net asset value at end of period	$34.13		$31.08

Total Return***	10.57%		4.00%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$39,250		$34,183
Ratio to average net assets of:
Expenses	0.41%	****	0.41%	****
Net investment income	1.50%	****	1.26%	****
Portfolio turnover rate†	13%		25%

*	The Fund commenced operations on December 3, 2010.
**	Based on average shares outstanding.
***	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
****	Annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

140	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011*
Per Share Operating Performance:
Net asset value at beginning of period	$29.48		$30.19
Net investment income**	0.17		0.22
Net realized and unrealized gain (loss) on investments	2.46		(0.75)

Total from investment operations	2.63		(0.53)
Distributions to shareholders from:
Net investment income	(0.14)		(0.18)
Net asset value at end of period	$31.97		$29.48

Total Return***	8.98%		(1.78%	)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$19,185		$23,584
Ratio to average net assets of:
Expenses	0.41%	****	0.41%	****
Net investment income	1.09%	****	0.79%	****
Portfolio turnover rate†	20%		38%

*	The Fund commenced operations on December 3, 2010.
**	Based on average shares outstanding.
***	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
****	Annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	141

GUGGENHEIM MSCI EAFE EQUAL WEIGHT ETF

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011*
Per Share Operating Performance:
Net asset value at beginning of period	$36.98		$40.63
Net investment income**	0.47		1.11
Net realized and unrealized gain (loss) on investments	0.54		(3.57)

Total from investment operations	1.01		(2.46)
Distributions to shareholders from:
Net investment income	(0.24)		(1.19)
Net asset value at end of period	$37.75		$36.98

Total Return***	2.75%		(6.33%	)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$11,324		$11,093
Ratio to average net assets of:
Expenses	0.56%	****	0.56%	****
Net investment income	2.62%	****	2.96%	****
Portfolio turnover rate†	15%		24%

*	The Fund commenced operations on December 3, 2010.
**	Based on average shares outstanding.
***	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
****	Annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

142	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

GUGGENHEIM MSCI EMERGING MARKETS EQUAL WEIGHT ETF

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011*
Per Share Operating Performance:
Net asset value at beginning of period	$33.83		$40.21
Net investment income**	0.12		0.69
Net realized and unrealized gain (loss) on investments	0.49		(6.35)

Total from investment operations	0.61		(5.66)
Distributions to shareholders from:
Net investment income	(0.05)		(0.36)
Capital	—		(0.36)

Total distributions	(0.05)		(0.72)
Net asset value at end of period	$34.39		$33.83

Total Return***	1.81%		(14.13%	)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$13,756		$16,914
Ratio to average net assets of:
Expenses	0.70%	****	0.71%	****
Net expenses*****	0.59%	****	0.63%	****
Net investment income	0.72%	****	1.99%	****
Portfolio turnover rate†	25%		63%

*	The Fund commenced operations on January 7, 2011.
**	Based on average shares outstanding.
***	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
****	Annualized.
*****	Net expense information reflects the expense ratios after expense waivers.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	143

GUGGENHEIM S&P 500 EQUAL WEIGHT CONSUMER DISCRETIONARY ETF

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007*
Per Share Operating Performance:
Net asset value at beginning of period	$47.70		$42.37	$32.78	$24.82	$44.50	$44.98
Net investment income**	0.31		0.56	0.35	0.40	0.53	0.32
Net realized and unrealized gain (loss) on investments	7.34		5.31	9.56	7.93	(19.59)	(0.49)

Total from investment operations	7.65		5.87	9.91	8.33	(19.06)	(0.17)
Distributions to shareholders from:
Net investment income	(0.33)		(0.54)	(0.32)	(0.37)	(0.62)	(0.31)
Net asset value at end of period	$55.02		$47.70	$42.37	$32.78	$24.82	$44.50

Total Return***	16.10%		13.91%	30.35%	34.20%	(43.27% )	(0.40%	)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$60,527		$21,467	$25,425	$11,474	$3,722	$28,928
Ratio to average net assets of:
Expenses	0.50%	****	0.50%	0.50%	0.50%	0.50%	0.50%	****
Net investment income	1.22%	****	1.20%	0.89%	1.61%	1.44%	0.67%	****
Portfolio turnover rate†	11%		26%	28%	42%	29%	28%

*	The Fund commenced operations on November 1, 2006.
**	Based on average shares outstanding.
***	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
****	Annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

144	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

GUGGENHEIM S&P 500 EQUAL WEIGHT CONSUMER STAPLES ETF

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007*
Per Share Operating Performance:
Net asset value at beginning of period	$61.01		$55.42	$48.42	$41.47	$52.68	$48.16
Net investment income**	0.71		1.31	1.14	1.04	0.88	1.16
Net realized and unrealized gain (loss) on investments	5.47		5.49	6.95	6.91	(11.22)	4.32

Total from investment operations	6.18		6.80	8.09	7.95	(10.34)	5.48
Distributions to shareholders from:
Net investment income	(0.70)		(1.21)	(1.09)	(1.00)	(0.87)	(0.96)
Net asset value at end of period	$66.49		$61.01	$55.42	$48.42	$41.47	$52.68

Total Return***	10.16%		12.37%	16.89%	19.60%	(19.87% )	11.45%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$36,569		$30,507	$13,856	$9,685	$10,368	$7,902
Ratio to average net assets of:
Expenses	0.50%	****	0.50%	0.50%	0.50%	0.50%	0.50%	****
Net investment income	2.23%	****	2.20%	2.20%	2.52%	1.78%	2.29%	****
Portfolio turnover rate†	8%		15%	18%	25%	25%	19%

*	The Fund commenced operations on November 1, 2006.
**	Based on average shares outstanding.
***	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
****	Annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	145

GUGGENHEIM S&P 500 EQUAL WEIGHT ENERGY ETF

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007*
Per Share Operating Performance:
Net asset value at beginning of period	$64.16		$53.74	$47.69	$39.72	$67.48	$48.35
Net investment income**	0.22		0.36	0.44	0.46	0.33	0.27
Net realized and unrealized gain (loss) on investments	(0.03)		10.43	6.07	7.93	(25.94)	19.14

Total from investment operations	0.19		10.79	6.51	8.39	(25.61)	19.41
Distributions to shareholders from:
Net investment income	(0.24)		(0.37)	(0.46)	(0.42)	(0.35)	(0.28)
Net realized gains	—		—	—	—	(1.80)	—

Total distributions	(0.24)		(0.37)	(0.46)	(0.42)	(2.15)	(0.28)
Net asset value at end of period	$64.11		$64.16	$53.74	$47.69	$39.72	$67.48

Total Return***	0.30%		20.09%	13.74%	21.39%	(39.28% )	40.28%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$35,260		$35,287	$16,122	$11,922	$5,958	$10,122
Ratio to average net assets of:
Expenses	0.50%	****	0.50%	0.50%	0.50%	0.50%	0.50%	****
Net investment income	0.70%	****	0.53%	0.87%	1.16%	0.50%	0.47%	****
Portfolio turnover rate†	13%		23%	31%	33%	38%	34%

*	The Fund commenced operations on November 1, 2006.
**	Based on average shares outstanding.
***	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
****	Annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

146	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

GUGGENHEIM S&P 500 EQUAL WEIGHT FINANCIALS ETF

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007*
Per Share Operating Performance:
Net asset value at beginning of period	$24.48		$25.40	$21.53	$21.41	$46.67	$48.57
Net investment income**	0.25		0.42	0.31	0.36	1.02	0.92
Net realized and unrealized gain (loss) on investments	3.46		(0.96)	3.87	0.18	(25.40)	(1.95)

Total from investment operations	3.71		(0.54)	4.18	0.54	(24.38)	(1.03)
Distributions to shareholders from:
Net investment income	(0.28)		(0.38)	(0.31)	(0.42)	(0.88)	(0.87)
Net asset value at end of period	$27.91		$24.48	$25.40	$21.53	$21.41	$46.67

Total Return***	15.13%		(2.25% )	19.46%	3.15%	(52.88% )	(2.23%	)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$15,348		$17,133	$16,510	$13,995	$10,705	$7,000
Ratio to average net assets of:
Expenses	0.50%	****	0.50%	0.50%	0.50%	0.50%	0.50%	****
Net investment income	1.93%	****	1.59%	1.26%	2.00%	3.09%	1.84%	****
Portfolio turnover rate†	10%		18%	19%	49%	51%	31%

*	The Fund commenced operations on November 1, 2006.
**	Based on average shares outstanding.
***	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
****	Annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	147

GUGGENHEIM S&P 500 EQUAL WEIGHT HEALTH CARE ETF

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007*
Per Share Operating Performance:
Net asset value at beginning of period	$66.49		$59.74	$50.56	$42.21	$57.94	$49.46
Net investment income**	0.23		0.32	0.20	0.19	0.14	0.11
Net realized and unrealized gain (loss) on investments	7.92		6.73	9.20	8.35	(15.74)	8.48

Total from investment operations	8.15		7.05	9.40	8.54	(15.60)	8.59
Distributions to shareholders from:
Net investment income	(0.22)		(0.30)	(0.22)	(0.19)	(0.13)	(0.11)
Net asset value at end of period	$74.42		$66.49	$59.74	$50.56	$42.21	$57.94

Total Return***	12.27%		11.80%	18.64%	20.31%	(26.98% )	17.37%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$89,300		$53,196	$53,770	$73,308	$48,537	$17,383
Ratio to average net assets of:
Expenses	0.50%	****	0.50%	0.50%	0.50%	0.50%	0.50%	****
Net investment income	0.64%	****	0.47%	0.35%	0.42%	0.26%	0.20%	****
Portfolio turnover rate†	8%		19%	20%	38%	26%	55%

*	The Fund commenced operations on November 1, 2006.
**	Based on average shares outstanding.
***	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
****	Annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

148	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

GUGGENHEIM S&P 500 EQUAL WEIGHT INDUSTRIALS ETF

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007*
Per Share Operating Performance:
Net asset value at beginning of period	$51.50		$49.54	$39.76	$35.73	$59.37	$49.15
Net investment income**	0.46		0.83	0.61	0.67	0.61	0.56
Net realized and unrealized gain (loss) on investments	5.36		2.05	9.78	4.12	(21.82)	10.21

Total from investment operations	5.82		2.88	10.39	4.79	(21.21)	10.77
Distributions to shareholders from:
Net investment income	(0.49)		(0.92)	(0.61)	(0.76)	(0.65)	(0.55)
Net realized gains	—		—	—	—	(1.78)	—

Total distributions	(0.49)		(0.92)	(0.61)	(0.76)	(2.43)	(0.55)
Net asset value at end of period	$56.83		$51.50	$49.54	$39.76	$35.73	$59.37

Total Return***	11.35%		5.80%	26.28%	13.84%	(37.12% )	22.00%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$36,940		$15,450	$42,105	$17,890	$7,146	$8,905
Ratio to average net assets of:
Expenses	0.50%	****	0.50%	0.50%	0.50%	0.50%	0.50%	****
Net investment income	1.68%	****	1.52%	1.34%	1.88%	1.17%	1.02%	****
Portfolio turnover rate†	7%		15%	18%	35%	30%	36%

*	The Fund commenced operations on November 1, 2006.
**	Based on average shares outstanding.
***	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
****	Annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	149

GUGGENHEIM S&P 500 EQUAL WEIGHT MATERIALS ETF

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007*
Per Share Operating Performance:
Net asset value at beginning of period	$56.57		$57.32	$45.78	$34.37	$59.42	$48.43
Net investment income**	0.44		0.82	1.52	0.60	1.40	0.85
Net realized and unrealized gain (loss) on investments	6.20		(0.76)	11.65	11.49	(25.11)	10.74

Total from investment operations	6.64		0.06	13.17	12.09	(23.71)	11.59
Distributions to shareholders from:
Net investment income	(0.42)		(0.81)	(1.63)	(0.68)	(1.34)	(0.60)
Net asset value at end of period	$62.79		$56.57	$57.32	$45.78	$34.37	$59.42

Total Return***	11.79%		0.04%	29.05%	35.82%	(40.67% )	24.02%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$37,672		$36,771	$34,395	$41,199	$5,155	$8,913
Ratio to average net assets of:
Expenses	0.50%	****	0.50%	0.50%	0.50%	0.50%	0.50%	****
Net investment income	1.48%	****	1.33%	2.88%	1.41%	2.69%	1.53%	****
Portfolio turnover rate†	8%		21%	27%	57%	34%	31%

*	The Fund commenced operations on November 1, 2006.
**	Based on average shares outstanding.
***	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
****	Annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

150	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

GUGGENHEIM S&P 500 EQUAL WEIGHT TECHNOLOGY ETF

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007*
Per Share Operating Performance:
Net asset value at beginning of period	$52.23		$50.72	$39.98	$29.98	$55.18	$47.80
Net investment income (loss)**	0.15		0.29	0.12	0.11	0.06	(0.05)
Net realized and unrealized gain (loss) on investments	4.35		1.49	10.75	10.03	(25.19)	7.43

Total from investment operations	4.50		1.78	10.87	10.14	(25.13)	7.38
Distributions to shareholders from:
Net investment income	(0.13)		(0.27)	(0.13)	(0.14)	(0.07)	—
Net asset value at end of period	$56.60		$52.23	$50.72	$39.98	$29.98	$55.18

Total Return***	8.62%		3.51%	27.23%	33.94%	(45.58% )	15.44%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$144,342		$109,685	$88,759	$53,969	$7,495	$19,312
Ratio to average net assets of:
Expenses	0.50%	****	0.50%	0.50%	0.50%	0.50%	0.50%	****
Net investment income	0.57%	****	0.54%	0.26%	0.30%	0.14%	(0.10%)	****
Portfolio turnover rate†	11%		29%	25%	30%	36%	60%

*	The Fund commenced operations on November 1, 2006.
**	Based on average shares outstanding.
***	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
****	Annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	151

GUGGENHEIM S&P 500 EQUAL WEIGHT UTILITIES ETF

FINANCIAL HIGHLIGHTS (concluded)

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007*
Per Share Operating Performance:
Net asset value at beginning of period	$54.03		$50.27	$42.13	$41.18	$62.28	$54.91
Net investment income**	0.97		1.89	1.84	1.89	1.81	1.55
Net realized and unrealized gain (loss) on investments	1.17		3.71	8.13	0.88	(21.09)	7.38

Total from investment operations	2.14		5.60	9.97	2.77	(19.28)	8.93
Distributions to shareholders from:
Net investment income	(0.98)		(1.84)	(1.83)	(1.82)	(1.82)	(1.56)
Net asset value at end of period	$55.19		$54.03	$50.27	$42.13	$41.18	$62.28

Total Return***	3.98%		11.29%	24.10%	6.97%	(31.63% )	16.41%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$44,155		$32,417	$20,110	$8,427	$4,118	$6,228
Ratio to average net assets of:
Expenses	0.50%	****	0.50%	0.50%	0.50%	0.50%	0.50%	****
Net investment income	3.59%	****	3.60%	3.95%	4.64%	3.30%	2.59%	****
Portfolio turnover rate†	10%		15%	16%	26%	25%	20%

*	The Fund commenced operations on November 1, 2006.
**	Based on average shares outstanding.
***	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
****	Annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

152	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.    Organization

Rydex ETF Trust (the “Trust”) is an open-end, management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware statutory trust on November 22, 2002. As of April 30, 2012, the Trust offers twenty-six portfolios, each of which represents a separate series of beneficial interest in the Trust (each a “Fund”, and collectively, the “Funds”). The financial statements herein relate to the following funds: Guggenheim S&P 500 Equal Weight ETF, Guggenheim S&P MidCap 400 Equal Weight ETF, Guggenheim S&P SmallCap 600 Equal Weight ETF, Guggenheim Russell MidCap® Equal Weight ETF, Guggenheim Russell 1000® Equal Weight ETF, Guggenheim Russell 2000® Equal Weight ETF, Guggenheim MSCI EAFE Equal Weight ETF, Guggenheim MSCI Emerging Markets Equal Weight ETF, Guggenheim S&P 500 Equal Weight Consumer Discretionary ETF, Guggenheim S&P 500 Equal Weight Consumer Staples ETF, Guggenheim S&P 500 Equal Weight Energy ETF, Guggenheim S&P 500 Equal Weight Financials ETF, Guggenheim S&P 500 Equal Weight Health Care ETF, Guggenheim S&P 500 Equal Weight Industrials ETF, Guggenheim S&P 500 Equal Weight Materials ETF, Guggenheim S&P 500 Equal Weight Technology ETF and Guggenheim S&P 500 Equal Weight Utilities ETF. Guggenheim S&P 500 Equal Weight ETF commenced operations on April 24, 2003. Guggenheim S&P MidCap 400 Equal Weight and Guggenheim S&P SmallCap 600 Equal Weight commenced operations on August 1, 2011. Guggenheim Russell MidCap® Equal Weight ETF, Guggenheim Russell 1000® Equal Weight ETF, Guggenheim Russell 2000® Equal Weight ETF, Guggenheim MSCI EAFE Equal Weight ETF and Guggenheim MSCI Emerging Markets Equal Weight ETF commenced operations on December 3, 2010. Guggenheim S&P 500 Equal Weight Consumer Discretionary ETF, Guggenheim S&P 500 Equal Weight Consumer Staples ETF, Guggenheim S&P 500 Equal Weight Energy ETF, Guggenheim S&P 500 Equal Weight Financials ETF, Guggenheim S&P 500 Equal Weight Health Care ETF, Guggenheim S&P 500 Equal Weight Industrials ETF, Rydex S&P 500 Equal Weight Materials ETF, Rydex S&P 500 Equal Weight Technology ETF and Rydex S&P 500 Equal Weight Utilities ETF commenced operations on November 1, 2006.

The Funds’ investment objective is to replicate as closely as possible, before fees and expenses, the daily performance of an index representing publicly traded equity securities (the “Underlying Index”). The Guggenheim S&P 500 Equal Weight ETF tracks the S&P 500 Equal Weight Total Return Index, the Guggenheim S&P MidCap 400 Equal Weight ETF tracks the S&P MidCap 400® Equal Weight Index, the Guggenheim S&P SmallCap 600 Equal Weight ETF tracks the S&P SmallCap 600® Equal Weight Index, the Guggenheim Russell MidCap® Equal Weight ETF tracks the Russell MidCap Equal Weight Index, the Guggenheim Russell 1000® Equal Weight ETF tracks the Russell 1000® Equal Weight Index, the Guggenheim Russell

2000® Equal Weight ETF tracks the Russell 2000® Equal Weight Index, the Guggenheim MSCI EAFE Equal Weight ETF tracks the MSCI EAFE Equal Weighted Index, the Guggenheim MSCI Emerging Markets Equal Weight ETF tracks the MSCI Emerging Markets Equal Weighted Index, the Guggenheim S&P 500 Equal Weight Consumer Discretionary ETF tracks the S&P 500 Equal Weight Consumer Discretionary Index, the Guggenheim S&P 500 Equal Weight Consumer Staples ETF tracks the S&P 500 Equal Weight Consumer Staples Index, the Guggenheim S&P 500 Equal Weight Energy ETF tracks the S&P 500 Equal Weight Energy Index, the Guggenheim S&P 500 Equal Weight Financials ETF tracks the S&P 500 Equal Weight Financials Index, the Guggenheim S&P 500 Equal Weight Health Care ETF tracks the S&P 500 Equal Weight Health Care Index, the Guggenheim S&P 500 Equal Weight Industrials ETF tracks the S&P 500 Equal Weight Industrials Index, the Guggenheim S&P 500 Equal Weight Materials ETF tracks the S&P 500 Equal Weight Materials Index, the Guggenheim S&P 500 Equal Weight Technology ETF tracks the S&P 500 Equal Weight Information Technology Index and the Guggenheim S&P 500 Equal Weight Utilities ETF tracks the S&P 500 Equal Weight Telecommunication Services & Utilities Index. The Funds seek to achieve their objective by investing in common stocks or ETFs, where applicable, that comprise the Underlying Index. The Funds use a “replication” strategy to track the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index.

The Funds operate as index funds and are not actively managed. Adverse performance of a security in the Funds’ portfolio will ordinarily not result in the elimination of the security from the Funds’ portfolio.

The Funds issue and redeem shares on a continuous basis, at Net Asset Value per share (“NAV”), only in aggregation of 50,000 shares called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index.

Guggenheim Investments (“GI”) provides advisory services and Rydex Distributors, LLC (“RDL”) acts as principal underwriter for the Trust. GI and RDL are affiliated entities.

2.    Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

GUGGENHEIM ETFS SEMI-ANNUAL REPORT	153

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

A.    Security Valuation

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) using general information as to how these securities and assets trade; and (ii) using other information and considerations, including current values in related markets.

B.    Security Transactions and Income Recognition

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

C.    Repurchase Agreements

The Funds may enter into repurchase agreements with financial institutions. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund’s money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by GI. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of the Funds right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds could suffer a loss. It is the current policy of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Funds, amounts to more than 15% of the Funds net assets. The investments of the Funds in repurchase agreements, at times, may be substantial when, in the view of GI, liquidity or other considerations so warrant. For the period ended April 30, 2012, the Funds had not engaged in repurchase agreement transactions.

D.    Federal Income Taxes

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for Federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years (fiscal years 2008 – 2011), and has concluded that no provision for income tax was required in the Funds’ financial statements.

The RIC Modernization Act of 2010 was signed into law on December 22, 2010 and seeks to simplify some of the tax provisions applicable to regulated investment companies and the tax reporting to their shareholders, and to improve the tax efficiency of certain fund structures. The changes are generally effective for taxable years beginning after the date of enactment.

One of the more prominent changes addresses capital loss carryforwards. Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital loss carryforwards may potentially expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

154	GUGGENHEIM ETFS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

For the period ended April 30, 2012, the Funds realized net capital gains resulting from in-kind redemptions and other transactions. Because gains from in-kind redemptions are non-taxable to the Funds, and are not distributed to existing Fund shareholders, the gains are reclassified from accumulated net realized gains to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV. The in-kind net capital gains for the period ended April 30, 2012 are disclosed in the Fund’s Statement of Operations.

At April 30, 2012, the identified cost of investments in securities owned by each Fund for Federal income tax purposes and the gross unrealized appreciation and depreciation were as follows:

	Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Guggenheim S&P 500 Equal Weight ETF	$3,013,935,317	$279,397,423	$(166,516,050)	$112,881,373
Guggenheim S&P MidCap 400 Equal Weight ETF	3,107,453	204,598	(148,478)	56,120
Guggenheim S&P SmallCap 600 Equal Weight ETF	5,717,286	875,222	(302,069)	573,153
Guggenheim Russell MidCap® Equal Weight ETF	53,443,242	6,152,655	(3,050,664)	3,101,991
Guggenheim Russell 1000® Equal Weight ETF	37,996,187	3,443,631	(2,201,027)	1,242,604
Guggenheim Russell 2000® Equal Weight ETF	19,594,955	1,873,541	(2,318,512)	(444,971)
Guggenheim MSCI EAFE Equal Weight ETF	12,345,396	576,630	(1,741,603)	(1,164,973)
Guggenheim MSCI Emerging Markets Equal Weight ETF	14,643,626	756,157	(1,707,536)	(951,379)
Guggenheim S&P 500 Equal Weight Consumer Discretionary ETF	54,184,374	8,018,983	(1,689,166)	6,329,817
Guggenheim S&P 500 Equal Weight Consumer Staples ETF	31,747,528	5,008,527	(210,812)	4,797,715
Guggenheim S&P 500 Equal Weight Energy ETF	40,493,199	1,699,658	(6,936,595)	(5,236,937)
Guggenheim S&P 500 Equal Weight Financials ETF	15,033,735	1,473,923	(1,163,935)	309,988
Guggenheim S&P 500 Equal Weight Health Care ETF	91,360,357	1,076,667	(3,181,192)	(2,104,525)
Guggenheim S&P 500 Equal Weight Industrials ETF	36,183,018	1,666,538	(929,015)	737,523
Guggenheim S&P 500 Equal Weight Materials ETF	30,934,440	7,967,769	(1,256,147)	6,711,622
Guggenheim S&P 500 Equal Weight Technology ETF	148,781,872	4,610,178	(9,026,914)	(4,416,736)
Guggenheim S&P 500 Equal Weight Utilities ETF	42,837,068	2,793,857	(1,518,080)	1,275,777

E.    Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or, in the absence of a principal market, the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 —	quoted prices in active markets for identical securities.

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds’ net assets as of April 30, 2012:

Fund	Level 1 Investments In Securities	Level 2 Investments In Securities	Level 3 Investments In Securities	Total
Guggenheim S&P 500 Equal Weight ETF	$3,126,816,690	$—	$—	$3,126,816,690
Guggenheim S&P MidCap 400 Equal Weight ETF	3,163,573	—	—	3,163,573
Guggenheim S&P SmallCap 600 Equal Weight ETF	6,290,439	—	—	6,290,439
Guggenheim Russell MidCap® Equal Weight ETF	56,545,233	—	—	56,545,233
Guggenheim Russell 1000® Equal Weight ETF	39,238,791	—	—	39,238,791
Guggenheim Russell 2000® Equal Weight ETF	19,149,984	—	—	19,149,984
Guggenheim MSCI EAFE Equal Weight ETF	11,180,423	—	—	11,180,423

GUGGENHEIM ETFS SEMI-ANNUAL REPORT	155

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Fund	Level 1 Investments In Securities	Level 2 Investments In Securities	Level 3 Investments In Securities	Total
Guggenheim MSCI Emerging Markets Equal Weight ETF	13,679,284	—	12,963	13,692,247
Guggenheim S&P 500 Equal Weight Consumer Discretionary ETF	60,514,191	—	—	60,514,191
Guggenheim S&P 500 Equal Weight Consumer Staples ETF	36,545,243	—	—	36,545,243
Guggenheim S&P 500 Equal Weight Energy ETF	35,256,262	—	—	35,256,262
Guggenheim S&P 500 Equal Weight Financials ETF	15,343,723	—	—	15,343,723
Guggenheim S&P 500 Equal Weight Health Care ETF	89,255,832	—	—	89,255,832
Guggenheim S&P 500 Equal Weight Industrials ETF	36,920,541	—	—	36,920,541
Guggenheim S&P 500 Equal Weight Materials ETF	37,646,062	—	—	37,646,062
Guggenheim S&P 500 Equal Weight Technology ETF	144,365,136	—	—	144,365,136
Guggenheim S&P 500 Equal Weight Utilities ETF	44,112,845	—	—	44,112,845

For the period ended April 30, 2012, there were no transfers between levels.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended April 30, 2012:

Fund	Beginning Balance 10/31/2011	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gains (Losses)	Total Change in Unrealized Appreciation (Depreciation)	Transfers in to Level 3	Transfers Out of Level 3	Ending Balance 4/30/2012	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at 4/30/2012
Guggenheim MSCI Emerging
Markets Equal Weight ETF	$—	$8,366	$8,391	$—	$(1,906)	$(23,609)	$22,537	$—	$12,963	$(23,609)
Total	$—	$8,366	$8,391	$—	$(1,906)	$—	$22,537	$—	$12,963	$—

The Funds disclose information about transfers in and out of all Levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy. Purchases, sales, issuances and settlements are shown on a gross basis in a Level 3 roll forward rather than as one net number.

F.    Dividends and Distributions

Distributions of net investment income and net realized gains, if any, in all the Funds, are declared at least annually and recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

G.    Risk and Uncertainties

The Funds invest in various investments which are exposed to risk, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect amounts reported in the financial statements. The Guggenheim S&P 500 Equal Weight ETFs are non-diversified funds, subjecting them to a greater risk than funds that are diversified.

H.    Risk Disclosure

Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience the Funds expect the risk of loss to be remote.

3.    Advisory, Administration and Other Transactions with Affiliates

GI determines the composition of the portfolio of securities that must be delivered in exchange for the issuance of Creation Units and periodically adjusts the composition of the portfolio of the Funds to conform to changes in the composition of the relevant index. For these services, GI receives a management fee at the annual rate shown below as a percentage of the average daily net assets of the Funds.

Advisory Fee
Guggenheim S&P 500 Equal Weight ETF	0.40%
Guggenheim S&P MidCap 400 Equal Weight ETF	0.40%

156	GUGGENHEIM ETFS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Advisory Fee
Guggenheim S&P SmallCap 600 Equal Weight ETF	0.40%
Guggenheim Russell MidCap® Equal Weight ETF	0.40%
Guggenheim Russell 1000® Equal Weight ETF	0.40%
Guggenheim Russell 2000® Equal Weight ETF	0.40%
Guggenheim MSCI EAFE Equal Weight ETF	0.55%
Guggenheim MSCI Emerging Markets Equal Weight ETF	0.70%
Guggenheim S&P 500 Equal Weight Consumer Discretionary ETF	0.50%
Guggenheim S&P 500 Equal Weight Consumer Staples ETF	0.50%
Guggenheim S&P 500 Equal Weight Energy ETF	0.50%
Guggenheim S&P 500 Equal Weight Financials ETF	0.50%
Guggenheim S&P 500 Equal Weight Health Care ETF	0.50%
Guggenheim S&P 500 Equal Weight Industrials ETF	0.50%
Guggenheim S&P 500 Equal Weight Materials ETF	0.50%
Guggenheim S&P 500 Equal Weight Technology ETF	0.50%
Guggenheim S&P 500 Equal Weight Utilities ETF	0.50%

GI pays all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except: interest, taxes, distribution fees or expenses and extraordinary expenses.

Under an Administration Agreement, State Street Bank and Trust Company (the “Administrator”) provides various administrative and accounting services for the maintenance and operations of the Funds. Under a Custodian Agreement with the Trust, the Administrator maintains cash, securities and other assets of the Funds in separate accounts for each Fund, keeps all necessary accounts and records, and provides other services. The Administrator is required, upon the order of the Trust, to deliver securities held by the Custodian and to make payments for securities purchased by the Trust for the Funds. Pursuant to a Transfer Agency and Service Agreement with the Trust, the Administrator acts as a transfer agent for the Trust’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. GI compensates the Administrator directly for the foregoing services.

The Funds have adopted a Distribution Plan (the “Plan”) that allows the Funds to pay distribution fees to RDL and other firms that provide distribution services (“Service Providers”). If a Service Provider provides distribution services, the Funds will pay distribution fees to RDL at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. RDL will, in turn, pay the Service Provider out of its fees. No such fee is currently charged to the Funds.

4.    Capital

At April 30, 2012, there were an unlimited number of no par value shares of beneficial interest authorized. There is a minimum transaction fee per transaction to those persons purchasing or redeeming Creation Units. An additional charge of up to three times the standard transaction fee may be imposed for purchases and redemptions effected outside the National Securities Clearing Corporation usual clearing process or for cash. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV of the Fund on the transaction date. Transaction fees are not charged to or paid by the Funds. The minimum transaction fees are:

Minimum Transaction Fee
Guggenheim S&P 500 Equal Weight ETF	$2,000
Guggenheim S&P MidCap 400 Equal Weight ETF	1,250
Guggenheim S&P SmallCap 600 Equal Weight ETF	2,000
Guggenheim Russell MidCap® Equal Weight ETF	2,000
Guggenheim Russell 1000® Equal Weight ETF	2,500
Guggenheim Russell 2000® Equal Weight ETF	3,000
Guggenheim MSCI EAFE Equal Weight ETF	12,000
Guggenheim MSCI Emerging Markets Equal Weight ETF	6,000
Guggenheim S&P 500 Equal Weight Consumer Discretionary ETF	750
Guggenheim S&P 500 Equal Weight Consumer Staples ETF	500
Guggenheim S&P 500 Equal Weight Energy ETF	500
Guggenheim S&P 500 Equal Weight Financials ETF	750
Guggenheim S&P 500 Equal Weight Health Care ETF	500
Guggenheim S&P 500 Equal Weight Industrials ETF	500
Guggenheim S&P 500 Equal Weight Materials ETF	500
Guggenheim S&P 500 Equal Weight Technology ETF	750
Guggenheim S&P 500 Equal Weight Utilities ETF	500

GUGGENHEIM ETFS SEMI-ANNUAL REPORT	157

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

5.    Investment Transactions

For the period ended April 30, 2012, the Funds had investment transactions in-kind associated with subscriptions and redemptions as follows:

	Subscriptions	Redemptions
Guggenheim S&P 500 Equal Weight ETF	523,411,946	714,928,095
Guggenheim S&P MidCap 400 Equal Weight ETF	1,580,410	1,562,063
Guggenheim S&P SmallCap 600 Equal Weight ETF	—	—
Guggenheim Russell MidCap® Equal Weight ETF	9,598,715	12,288,616
Guggenheim Russell 1000® Equal Weight ETF	7,866,466	6,113,902
Guggenheim Russell 2000® Equal Weight ETF	—	5,906,644.37
Guggenheim MSCI EAFE Equal Weight ETF	—	—
Guggenheim MSCI Emerging Markets Equal Weight ETF	2,065,052	3,937,244
Guggenheim S&P 500 Equal Weight Consumer Discretionary ETF	37,984,905	5,414,815
Guggenheim S&P 500 Equal Weight Consumer Staples ETF	6,396,908	3,013,065
Guggenheim S&P 500 Equal Weight Energy ETF	—	—
Guggenheim S&P 500 Equal Weight Financials ETF	—	3,678,552
Guggenheim S&P 500 Equal Weight Health Care ETF	237,141,454	207,819,099
Guggenheim S&P 500 Equal Weight Industrials ETF	30,124,739	11,137,220
Guggenheim S&P 500 Equal Weight Materials ETF	—	2,894,416
Guggenheim S&P 500 Equal Weight Technology ETF	112,963,913	86,658,836
Guggenheim S&P 500 Equal Weight Utilities ETF	16,415,657	5,450,834

Purchases and sales of investment securities (excluding short-term investments, U.S. government and government agency obligations) for the Funds were as follows:

	Purchases	Sales
Guggenheim S&P 500 Equal Weight ETF	$265,385,090	$273,101,778
Guggenheim S&P MidCap 400 Equal Weight ETF	327,117	331,846
Guggenheim S&P SmallCap 600 Equal Weight ETF	853,936	813,913
Guggenheim Russell MidCap® Equal Weight ETF	7,792,792	7,835,537
Guggenheim Russell 1000® Equal Weight ETF	4,667,494	4,657,043
Guggenheim Russell 2000® Equal Weight ETF	4,140,551	4,089,278
Guggenheim MSCI EAFE Equal Weight ETF	1,657,658	1,647,713
Guggenheim MSCI Emerging Markets Equal Weight ETF	3,360,439	4,354,352
Guggenheim S&P 500 Equal Weight Consumer Discretionary ETF	4,815,111	5,256,907
Guggenheim S&P 500 Equal Weight Consumer Staples ETF	2,443,086	2,435,797
Guggenheim S&P 500 Equal Weight Energy ETF	4,940,414	4,615,776
Guggenheim S&P 500 Equal Weight Financials ETF	1,489,975	1,585,838
Guggenheim S&P 500 Equal Weight Health Care ETF	7,498,219	6,504,234
Guggenheim S&P 500 Equal Weight Industrials ETF	1,785,901	1,819,473
Guggenheim S&P 500 Equal Weight Materials ETF	2,788,544	3,046,615
Guggenheim S&P 500 Equal Weight Technology ETF	12,979,473	13,937,534
Guggenheim S&P 500 Equal Weight Utilities ETF	4,484,786	4,011,046

There were no purchases or sales of U.S. government or government agency obligations for the six months ended April 30, 2012.

6.    Legal Proceedings

Tribune Company

Rydex ETF Trust has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons (In re Tribune Co.), Adv. Pro. No. 10-54010 (Bankr. D. Del.), as a result of ownership of shares in the Tribune Company (“Tribune”) in 2007 by certain series of the Rydex ETF Trust when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In its complaint, the Unsecured Creditors Committee (the “UCC”) has alleged that, in connection with the LBO, insiders and major shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune insolvent. The UCC has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO, and is attempting to obtain from these individuals and entities the proceeds paid out in connection with the LBO. This adversary proceeding in the Bankruptcy Court has been stayed pending further order of the Bankruptcy Court.

In June 2011, a group of Tribune creditors, not including the UCC, filed multiple actions involving state law constructive fraudulent conveyance claims against former Tribune shareholders. Rydex ETF Trust also has been named as a defendant in one or more of

158	GUGGENHEIM ETFS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

these suits. These cases have been consolidated in a multidistrict litigation proceeding in the United States District Court for the Southern District of New York and have been stayed pending further order of that court or of the Bankruptcy Court.

None of these lawsuits allege any wrongdoing on the part of Rydex ETF Trust. The following series of Rydex ETF Trust held shares of Tribune and tendered these shares as part of Tribune’s LBO: Guggenheim S&P 500 Equal Weight ETF and Guggenheim S&P 500 Equal Weight Consumer Discretionary Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $4,766,035 and $249,481, respectively. At this stage of the proceedings, Rydex ETF Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

GUGGENHEIM ETFS SEMI-ANNUAL REPORT	159

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities, during the most recent 12-month period ended June 30 is available, without charge, upon request, by calling 1.800.820.0888. The information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

At a special meeting of shareholders held on January 26, 2012, the shareholders of the Funds voted on whether to approve a new investment advisory agreement between Rydex ETF Trust and Security Investors, LLC. A description of the number of shares voted is as follows:

Fund	Shares For	Shares Against	Shares Abstained
Guggenheim S&P 500 Equal Weight ETF	18,871,711	968,357	197,728
Guggenheim S&P MidCap 400 Equal Weight ETF	80,529	2,982	3,265
Guggenheim S&P SmallCap 600 Equal Weight ETF	858,854	22,777	30,665
Guggenheim Russell MidCap® Equal Weight ETF	782,962	9,645	10,716
Guggenheim Russell 1000® Equal Weight ETF	414,776	9,954	4,008
Guggenheim Russell 2000® Equal Weight ETF	272,509	7,255	1,752
Guggenheim MSCI EAFE Equal Weight ETF	142,893	321	504
Guggenheim MSCI Emerging Markets Equal Weight ETF	286,036	669	1,111
Guggenheim S&P 500 Equal Weight Consumer Discretionary ETF	244,945	1,344	2,209
Guggenheim S&P 500 Equal Weight Consumer Staples ETF	195,693	7,554	1,513
Guggenheim S&P 500 Equal Weight Energy ETF	213,363	2,406	20,887
Guggenheim S&P 500 Equal Weight Financials ETF	279,665	10,357	5,216
Guggenheim S&P 500 Equal Weight Health Care ETF	425,560	3,145	14,165
Guggenheim S&P 500 Equal Weight Industrials ETF	170,447	3,958	2,555
Guggenheim S&P 500 Equal Weight Materials ETF	234,735	1,998	4,965
Guggenheim S&P 500 Equal Weight Technology ETF	791,497	14,858	220,734
Guggenheim S&P 500 Equal Weight Utilities ETF	218,950	4,280	611

At a special meeting of shareholders held on November 22, 2011, the shareholders of the Funds also voted on whether to approve the election of nominees to the Board of Trustees. A description of the number of shares voted is as follows:

Donald C. Cacciapaglia		Corey A. Colehour		J. Kenneth Dalton
For	72,100,198	For	72,258,142	For	72,216,847
Withhold	2,135,025	Withhold	1,977,081	Withhold	2,018,376
Total	74,235,223	Total	74,235,223	Total	74,235,223

John O. Demaret		Richard M. Goldman		Werner E. Keller
For	72,234,406	For	72,161,702	For	72,220,467
Withhold	2,000,817	Withhold	2,073,521	Withhold	2,014,756
Total	74,235,223	Total	74,235,223	Total	74,235,223

Thomas F. Lydon		Patrick T. McCarville		Roger Somers
For	72,247,608	For	72,174,312	For	72,250,544
Withhold	1,987,615	Withhold	2,060,911	Withhold	1,984,679
Total	74,235,223	Total	74,235,223	Total	74,235,223

At a special meeting of shareholders held on January 26, 2012, the shareholders of the Funds also voted on whether to approve a “manager of managers” arrangement for each of the Funds. Although shareholder votes were placed, not enough votes were received to meet the minimum requirements to constitute a majority vote. As such, the matter was closed.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1.800.820.0888.

160	GUGGENHEIM ETFS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited) (concluded)

Office Locations

The offices of Guggenheim Investments can be found in the following locations:

40 East 52nd Street

16th Floor

New York, NY 10022

(Headquarters)

Four Irvington Centre

805 King Farm Boulevard

Suite 600

Rockville, MD 20850

9401 Indian Creek Parkway

40 Corporate Woods

Suite 850

Overland Park, KS 66210

Premium/Discount Information

Information about the differences between the daily market price on secondary markets for Shares and the NAV of each Fund can be found at www.guggenheimfunds.com.

Guggenheim Transaction

On September 20, 2011, Guggenheim Capital, LLC agreed to purchase the indirect holding company of Security Investors, LLC, the Fund’s investment manager (the “Investment Manager”) (the “Transaction”). Guggenheim Capital, LLC’s subsidiary, Guggenheim Partners, LLC (“Guggenheim”), is a global, independent, privately-held, diversified financial services firm with more than 1,500 dedicated professionals. The Transaction closed on February 29, 2012.

The Transaction should not result in material changes to the day-to-day management and operation of the Fund or any increase in fees.

In anticipation of the Transaction, the Board of Trustees of the Fund (the “Board”) called a special meeting of shareholders (the “Meeting”), at which shareholders of the Fund of record as of October 3, 2011 were asked to consider the approval of a new investment management agreement between the Fund and the Investment Manager (the “New Agreement”). This approval was necessary because, under the Investment Company Act of 1940 (the “1940 Act”), the Transaction could result in the termination of the Fund’s current investment management agreement with the Investment Manager (the “Current Agreement”). The Fund’s shareholders approved the New Agreement, the terms of which are substantially identical to the corresponding Current Agreement, except with respect to the date of execution.

Election of Board Members

The Board also approved a proposal to elect nine individuals to the Board. The Board proposed the election of the following nominees: Donald C. Cacciapaglia, Corey A. Colehour, J. Kenneth Dalton, John O. Demaret, Richard M. Goldman, Werner E. Keller, Thomas F. Lydon, Patrick T. McCarville and Roger Somers. Each of the nominees, other than Mr. Cacciapaglia, currently serves as a Trustee. In connection with the Transaction, the Board believes that expanding the Board to include Mr. Cacciapaglia, who is a member of senior management of Guggenheim’s investment management business, and who would serve on other boards in the Guggenheim Investments family of funds, would be appropriate. The Trusts’ shareholders ultimately approved the aforementioned proposal.

GUGGENHEIM ETFS SEMI-ANNUAL REPORT	161

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.

All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.

TRUSTEE AND OFFICER

Name, Position and Year of Birth	Length of Service As Trustee (Year Began)	Number of Funds Overseen
Donald C. Cacciapaglia*	Rydex Series Funds – 2012	148
Trustee, President (1951)	Rydex Variable Trust – 2012
	Rydex Dynamic Funds – 2012
	Rydex ETF Trust – 2012

Principal Occupations During Past Five Years: Security Investors, LLC: President and CEO from April 2012 to present; Guggenheim Investments: President and Chief Administrative Officer from February 2010 to present; Channel Capital Group, Inc.: Chairman and CEO from April 2002 to February 2010.

INDEPENDENT TRUSTEES

Name, Position and Year of Birth	Length of Service As Trustee (Year Began)	Number of Funds Overseen
Corey A. Colehour	Rydex Series Funds – 1993	148
Trustee (1945)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired; Member of the Audit, Governance and Nominating Committees (1995 to present)

J. Kenneth Dalton	Rydex Series Funds – 1995	148
Trustee (1941)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired; Member of the Governance and Nominating Committees (1995 to present); Chairman of the Audit Committee (1997 to present); Member of the Risk Oversight Committee (2010 to present)

John O. Demaret	Rydex Series Funds – 1997	148
Trustee, Chairman of the	Rydex Variable Trust – 1998
Board (1941)	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired; Member of the Audit Committee (1997 to present); Member of the Risk Oversight Committee (2010 to present)

Werner E. Keller	Rydex Series Funds – 2005	148
Trustee (1940)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Founder and President of Keller Partners, LLC (registered investment adviser) (2005 to present); Member of the Audit, Governance and Nominating Committees (2005 to present); Chairman and Member of the Risk Oversight Committee (2010 to present)

162	GUGGENHEIM ETFS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

INDEPENDENT TRUSTEES – concluded

Name, Position and Year of Birth	Length of Service As Trustee (Year Began)	Number of Funds Overseen
Thomas F. Lydon, Jr.	Rydex Series Funds – 2005	148
Trustee (1960)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: President, Global Trends Investments (1996 to present); Member of the Audit, Governance and Nominating Committees (2005 to present)

Patrick T. McCarville	Rydex Series Funds – 1997	148
Trustee (1942)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: CEO, Par Industries, Inc., d/b/a Par Leasing (1977 to 2010); Chairman of the Governance and Nominating Committees (1997 to present); Member of the Audit Committee (1997 to present)

Roger Somers	Rydex Series Funds – 1993	148
Trustee (1944)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Founder and CEO of Arrow Limousine (1965 to present); Member of the Audit, Governance and Nominating Committees (1995 to present)

EXECUTIVE OFFICERS

Name, Position and Year of Birth	Principal Occupations During Past Five Years

Michael P. Byrum* Vice President (1970)

Current: President, Security Benefit Asset Management Holdings, LLC; Senior Vice President, Security Investors, LLC; President and Chief Investment Officer, Rydex Holdings, LLC; Director and Chairman of the Board, Advisor Research Center, Inc.; Manager, Rydex Specialized Products, LLC

Previous: Rydex Distributors, LLC (f/k/a Rydex Distributors, Inc.), Vice President (2009); Rydex Fund Services, LLC, Director (2009-2010), Secretary (2002- 2010), Executive Vice President (2002- 2006); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.), Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010), Secretary (2002-2010); Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010), Secretary (2002-2010); Rydex Capital Partners, LLC, President and Secretary (2003-2007); Rydex Capital Partners II, LLC, (2003-2007); Rydex Holdings, LLC (f/k/a Rydex Holdings, Inc.), Secretary (2005-2008), Executive Vice President (2005-2006); Advisor Research Center, Inc., Secretary (2006-2009), Executive Vice President (2006); Rydex Specialized Products, LLC, Secretary (2005-2008)

GUGGENHEIM ETFS SEMI-ANNUAL REPORT	163

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

EXECUTIVE OFFICERS – concluded

Name, Position and Year of Birth	Principal Occupations During Past Five Years

Nikolaos Bonos* Vice President and Treasurer (1963)

Current: Senior Vice President, Security Investors, LLC; Chief Executive Officer and Manager, Rydex Specialized Products, LLC; Chief Executive Officer and President, Rydex Fund Services, LLC; Vice President, Rydex Holdings, LLC; Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund and Security Mid Cap Growth Fund; Vice President, Security Benefit Asset Management Holdings, LLC

Previous: Guggenheim Investments, LLC, Senior Vice President (2010-2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) Senior Vice President (2006-2011); Rydex Fund Services, LLC (f/k/a Rydex Fund Services, Inc.), Director (2009), Senior Vice President (2003-2006); Rydex Specialized Products, LLC, Chief Financial Officer (2005-2009)

Elisabeth Miller* Chief Compliance Officer (1968)

Current: Chief Compliance Officer, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, Rydex ETF Trust, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund, SBL Fund, Security Investors, LLC, and Rydex Distributors, LLC

Previous: Senior Manager, Security Investors, LLC and Rydex Distributors, LLC (2004-2009).

Amy J. Lee* Vice President and Assistant Secretary (1960)

Current: Senior Vice President and Secretary, Security Investors, LLC; Secretary and Chief Compliance Officer, Security Distributors, Inc.; Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation; Associate General Counsel, First Security Benefit Life Insurance and Annuity of New York; Vice President and Secretary, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund and Security Mid Cap Growth Fund; Vice President and Secretary, Rydex Holdings, LLC; Secretary, Advisor Research Center, Inc., Rydex Specialized Products, LLC, Rydex Distributors, LLC and Rydex Fund Services, LLC; Assistant Secretary, Security Benefit Clinic and Hospital

Previous: Guggenheim Investments, LLC, Senior Vice President and Secretary (2007- 2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) and Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Senior Vice President and Secretary (2010- 2011); Brecek and Young Advisors, Inc., Director (2004- 2008)

Joseph M. Arruda* Assistant Treasurer (1966)

Current: Assistant Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund and Security Mid Cap Growth Fund; Vice President, Security Investors, LLC; Chief Financial Officer and Manager, Rydex Specialized Products, LLC

Previous: Guggenheim Investments, LLC, Vice President (2010-2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) and Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Vice President (2004-2011)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a) (19) of the 1940 Act, inasmuch as this person is affiliated with Guggenheim Investments.

164	GUGGENHEIM ETFS SEMI-ANNUAL REPORT

805 King Farm Boulevard, Suite 600

Rockville, MD 20850

www.rydex-sgi.com

800.820.0888

ETF-SEMI-0412x1012

APRIL 30, 2012

GUGGENHEIM ETFS

SEMI-ANNUAL REPORT

XLG GUGGENHEIM RUSSELL TOP 50® ETF

RPV GUGGENHEIM S&P 500 PURE VALUE ETF

RPG GUGGENHEIM S&P 500 PURE GROWTH ETF

RFV GUGGENHEIM S&P MIDCAP 400 PURE VALUE ETF

RFG GUGGENHEIM S&P MIDCAP 400 PURE GROWTH ETF

RZV GUGGENHEIM S&P SMALLCAP 600 PURE VALUE ETF

RZG GUGGENHEIM S&P SMALLCAP 600 PURE GROWTH ETF

GUGGENHEIM ETFS SEMI-ANNUAL REPORT	1

LETTER TO OUR SHAREHOLDERS

To Our Shareholders:

A restructuring of Greece’s massive debt, continued accommodation by the world’s major central banks and better news on the U.S. economy helped support financial markets over the six months ended April 30, 2012. Market optimism peaked in early 2012, when several major equity indices pushed to multi-year highs. But the mood grew more cautious late in the period after first-quarter U.S. GDP came in lower than expected and the Federal Reserve suggested that it would not take any additional measures to stimulate the economy. “Operation Twist,” in which the Fed buys longer-dated Treasury securities in order to hold down long-term rates, is set to end in June, and recent history has shown that stocks struggle when stimulus ends.

U.S. equities last fall were rebounding from the loss of the U.S. AAA credit rating in August. But after touching the low for the period in mid-November, improving U.S. economic data and the European Central Bank’s injections of three-year loans into the continent’s banking system gave a boost to markets late in 2011, which carried over into a strong first quarter of 2012. The mild U.S. winter also may have pulled economic, and thus market, activity forward, a notion supported by underlying momentum in consumer spending.

Markets began to get choppy in April, and many investors remained cautious, remembering 2010 and 2011, when U.S. stocks started strong, then experienced broad-based corrections. Besides a continuation of weakness in employment and housing, adding to unsettled markets were softening economic data and concern about the “fiscal cliff” the U.S. faces in 2013 when tax rates will rise unless Congress steps in. In addition, the onset of recession in Europe is complicating that region’s efforts to manage the sovereign debt crisis. Emerging markets in the first quarter of 2012 had their best start in 20 years, but slipped in March on fears of eurozone market contagion and renewed concern that China’s economic growth might slow.

The Fed said in late April that it expected economic growth to remain moderate over coming quarters, but that the unemployment rate will subside gradually and that inflation was under control. To foster growth, the Federal Reserve has said it will leave its key interest rate close to zero at least through 2014, despite arguments by some Fed officials and investors that the Fed may have to consider raising rates much earlier than that to prevent inflation.

Signs that the U.S. economy was expanding at a slow, but sustainable, rate contributed to concern about future inflation, and both short-term and long-term Treasury yields generally moved higher over the first part of 2012. The continued accommodative stance of the Fed, combined with the slow, but stable, economic recovery, is supporting a positive outlook for U.S. fixed income, particularly among corporate issuers, as borrowing costs remain low, default rates currently hover around 2% and strong demand for primary issuance has enabled a steady wave of debt refinancing. Against an improving U.S. macroeconomic backdrop, investment-grade and high-yield corporates are expected to continue to outpace Treasuries.

Commodities, which had been slumping since mid-2011 due to slowing economic activity and the European debt crisis, rebounded in early 2012 on stronger macroeconomic data, but remain volatile. The price of a barrel of oil rose slightly over the six months ended in April, but investors have been shifting out of gold to assets with greater return potential. After peaking at above $1,900 last summer, the price per ounce has fallen back to around $1,600. The dollar strengthened slightly against a basket of other major currencies over the period, reflecting better economic performance in the U.S. versus other markets.

The U.S. economy seems to be decoupling from slowing growth in the rest of the world and from ongoing uncertainty in the European debt crisis, as well as the domestic debate over tax and spending policy. In this resiliency, we see potential in U.S. investments, including equities, high yield bonds, bank loans and other risk assets. It appears that the U.S. may have entered a period of self-sustaining, if modest, economic expansion, driven primarily by the aggressive monetary policy of the Fed and reinforced by the ECB, and is increasingly becoming the economic locomotive of the global economy.

2	GUGGENHEIM ETFS SEMI-ANNUAL REPORT

LETTER TO OUR SHAREHOLDERS (concluded)

We look forward to continuing our service to you. Thank you for investing in our funds.

Sincerely,

Donald C. Cacciapaglia

President

Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.

Read each fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at www.rydex-sgi.com or call 800.820.0888

The referenced funds are distributed by Rydex Distributors, LLC. Guggenheim Investments represents the investment management business of Guggenheim Partners, LLC, which includes Security Investors, LLC, the investment advisor to the referenced funds. Rydex Distributors, LLC, is affiliated with Guggenheim Partners, LLC and Security Investors, LLC.

GUGGENHEIM ETFS SEMI-ANNUAL REPORT	3

FEES AND EXPENSES (Unaudited)

Shareholder Expense Example

As a shareholder of the Rydex ETF Trust, you incur transaction costs such as creation and redemption fees or brokerage charges, and ongoing costs including advisory fees, trustee fees and, if applicable, distribution fees. All other Trust expenses are paid by the advisor. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example in the table is based on an investment of $1,000 invested on October 31, 2011 and held for the six months ended April 30, 2012.

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Expense Ratio	Beginning Account Value 10/31/11	Ending Account Value 4/30/12	Expenses Paid During Six-Month Period* 10/31/11 to 4/30/12
Actual
Guggenheim Russell Top 50® ETF	0.20%	$1,000.00	$1,147.70	$1.07
Guggenheim S&P 500 Pure Value ETF	0.35%	$1,000.00	$1,102.40	$1.83
Guggenheim S&P 500 Pure Growth ETF	0.35%	$1,000.00	$1,101.60	$1.83
Guggenheim S&P MidCap 400 Pure Value ETF	0.35%	$1,000.00	$1,154.10	$1.87
Guggenheim S&P MidCap 400 Pure Growth ETF	0.35%	$1,000.00	$1,095.30	$1.82
Guggenheim S&P SmallCap 600 Pure Value ETF	0.35%	$1,000.00	$1,117.60	$1.84
Guggenheim S&P SmallCap 600 Pure Growth ETF	0.35%	$1,000.00	$1,101.60	$1.83
Hypothetical (assuming a 5% return before expenses)
Guggenheim Russell Top 50® ETF	0.20%	$1,000.00	$1,023.87	$1.01
Guggenheim S&P 500 Pure Value ETF	0.35%	$1,000.00	$1,023.12	$1.76
Guggenheim S&P 500 Pure Growth ETF	0.35%	$1,000.00	$1,023.12	$1.76
Guggenheim S&P MidCap 400 Pure Value ETF	0.35%	$1,000.00	$1,023.12	$1.76

4	GUGGENHEIM ETFS SEMI-ANNUAL REPORT

FEES AND EXPENSES (Unaudited) (concluded)

	Expense Ratio	Beginning Account Value 10/31/11	Ending Account Value 4/30/12	Expenses Paid During Six-Month Period* 10/31/11 to 4/30/12
Guggenheim S&P MidCap 400 Pure Growth ETF	0.35%	$1,000.00	$1,023.12	$1.76
Guggenheim S&P SmallCap 600 Pure Value ETF	0.35%	$1,000.00	$1,023.12	$1.76
Guggenheim S&P SmallCap 600 Pure Growth ETF	0.35%	$1,000.00	$1,023.12	$1.76

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

GUGGENHEIM ETFS SEMI-ANNUAL REPORT	5

PORTFOLIO SUMMARY

XLG GUGGENHEIM RUSSELL TOP 50® ETF

Sector Allocations*

Top 10 Holdings*
Description	% of Net Assets
Apple, Inc.	8.55%
Exxon Mobil Corp.	6.73%
International Business Machines Corp.	3.97%
Microsoft Corp.	3.76%
Chevron Corp.	3.39%
General Electric Co.	3.29%
AT&T, Inc.	3.09%
Pfizer, Inc.	2.87%
Johnson & Johnson, Inc.	2.82%
Procter & Gamble Co. (The)	2.81%

*	The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

6	GUGGENHEIM ETFS SEMI-ANNUAL REPORT

PORTFOLIO SUMMARY (continued) RPV GUGGENHEIM S&P 500 PURE VALUE ETF

Sector Allocations*

Top 10 Holdings*
Description	% of Net Assets
American International Group, Inc.	3.00%
Computer Sciences Corp.	2.37%
Whirlpool Corp.	2.20%
Hartford Financial Services Group, Inc.	2.03%
Valero Energy Corp.	1.81%
Sunoco, Inc.	1.72%
Lincoln National Corp.	1.71%
Marathon Oil Corp.	1.66%
Archer-Daniels-Midland Co.	1.58%
Bank of America Corp.	1.53%

*	The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

GUGGENHEIM ETFS SEMI-ANNUAL REPORT	7

PORTFOLIO SUMMARY (continued) RPG GUGGENHEIM S&P 500 PURE GROWTH ETF

Sector Allocations*

Top 10 Holdings*
Description	% of Net Assets
Apple, Inc.	1.77%
Priceline.com, Inc.	1.62%
Visa, Inc. — Class A	1.43%
O’Reilly Automotive, Inc.	1.39%
Intuitive Surgical, Inc.	1.36%
Autozone, Inc.	1.29%
Ross Stores, Inc.	1.27%
Salesforce.com, Inc.	1.27%
Chipotle Mexican Grill, Inc.	1.26%
Biogen IDEC, Inc.	1.25%

*	The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

8	GUGGENHEIM ETFS SEMI-ANNUAL REPORT

PORTFOLIO SUMMARY (continued) RFV GUGGENHEIM S&P MIDCAP 400 PURE VALUE ETF

Sector Allocations*

Top 10 Holdings*
Description	% of Net Assets
Exelis, Inc.	2.98%
First American Financial Corp.	2.95%
ITT Corp.	2.88%
Community Health Systems, Inc.	2.62%
Collective Brands, Inc.	2.53%
URS Corp.	2.15%
Ingram Micro, Inc. — Class A	2.13%
Protective Life Corp.	2.10%
AVNET, Inc.	2.02%
Huntington Ingalls Industries, Inc.	1.90%

*	The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

GUGGENHEIM ETFS SEMI-ANNUAL REPORT	9

PORTFOLIO SUMMARY (continued) RFG GUGGENHEIM S&P MIDCAP 400 PURE GROWTH ETF

Sector Allocations*

Top 10 Holdings*
Description	% of Net Assets
Regeneron Pharmaceuticals, Inc.	3.54%
Catalyst Health Solutions, Inc.	2.40%
Equinix, Inc.	2.27%
ITT Educational Services, Inc.	2.23%
Alliance Data Systems Corp.	1.78%
Gen-Probe, Inc.	1.68%
Advance Auto Parts, Inc.	1.66%
Under Armour, Inc. — Class A	1.65%
Monster Beverage Corp.	1.64%
Amerigroup Corp.	1.62%

*	The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

10	GUGGENHEIM ETFS SEMI-ANNUAL REPORT

PORTFOLIO SUMMARY (continued) RZV GUGGENHEIM S&P SMALLCAP 600 PURE VALUE ETF

Sector Allocations*

Top 10 Holdings*
Description	% of Net Assets
Voxx International Corp.	2.21%
Marriott Vacations Worldwide Corp.	1.99%
Gentiva Health Services, Inc.	1.89%
Amedisys, Inc.	1.82%
Tuesday Morning Corp.	1.71%
Perry Ellis International, Inc.	1.66%
Marinemax, Inc.	1.63%
Skechers U.S.A., Inc. — Class A	1.57%
Almost Family, Inc.	1.44%
Stewart Information Services Corp.	1.36%

*	The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

GUGGENHEIM ETFS SEMI-ANNUAL REPORT	11

PORTFOLIO SUMMARY (concluded) RZG GUGGENHEIM S&P SMALLCAP 600 PURE GROWTH ETF

Sector Allocations*

Top 10 Holdings*
Description	% of Net Assets
Cirrus Logic, Inc.	1.40%
MWI Veterinary Supply, Inc.	1.40%
Coinstar, Inc.	1.39%
Buffalo Wild Wings, Inc.	1.33%
Veeco Instruments, Inc.	1.24%
Sturm Ruger & Co., Inc.	1.20%
Sourcefire, Inc.	1.17%
Allegiant Travel Co.	1.16%
Kulicke & Soffa Industries, Inc.	1.07%
Seacor Holdings, Inc.	1.06%

*	The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

12	GUGGENHEIM ETFS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2012

GUGGENHEIM RUSSELL TOP 50® ETF

	SHARES	MARKET VALUE

COMMON STOCKS - 99.7%
Aerospace & Defense - 2.1%
Boeing Co. (The)	56,719	$4,356,019
United Technologies Corp.	70,316	5,740,598

Total Aerospace & Defense		10,096,617

Air Freight & Logistics - 0.9%
United Parcel Service, Inc. — Class B	56,446	4,410,690

Total Air Freight & Logistics		4,410,690

Automobiles - 0.7%
Ford Motor Co.	286,253	3,228,934

Total Automobiles		3,228,934

Beverages - 4.0%
Coca-Cola Co. (The)	151,778	11,583,697
PepsiCo, Inc.	121,433	8,014,578

Total Beverages		19,598,275

Biotechnology - 0.9%
Amgen, Inc.	61,152	4,348,519

Total Biotechnology		4,348,519

Capital Markets - 0.9%
Goldman Sachs Group, Inc. (The)	39,775	4,580,091

Total Capital Markets		4,580,091

Commercial Banks - 2.6%
Wells Fargo & Co.	377,892	12,632,930

Total Commercial Banks		12,632,930

Communications Equipment - 3.4%
Cisco Systems, Inc.	422,553	8,514,443
QUALCOMM, Inc.	128,262	8,188,246

Total Communications Equipment		16,702,689

Computers & Peripherals - 10.3%
Apple, Inc.*	71,043	41,506,163
EMC Corp.*	158,072	4,459,211
Hewlett-Packard Co.	152,649	3,779,589

Total Computers & Peripherals		49,744,963

Consumer Finance - 1.0%
American Express Co.	80,718	4,860,031

Total Consumer Finance		4,860,031

Diversified Financial Services - 5.6%
Bank of America Corp.	824,465	6,686,411
Citigroup, Inc.	223,254	7,376,312
JPMorgan Chase & Co.	305,279	13,120,892

Total Diversified Financial Services		27,183,615

Diversified Telecommunication Services - 4.9%
AT&T, Inc.	454,959	14,972,701
Verizon Communications, Inc.	217,345	8,776,391

Total Diversified Telecommunication Services		23,749,092

Energy Equipment & Services - 1.6%
Schlumberger Ltd.	104,247	7,728,873

Total Energy Equipment & Services		7,728,873

	SHARES	MARKET VALUE

Food & Staples Retailing - 1.7%
Wal-Mart Stores, Inc.	136,325	$8,030,906

Total Food & Staples Retailing		8,030,906

Food Products - 1.0%
Kraft Foods, Inc. — Class A	126,945	5,061,297

Total Food Products		5,061,297

Hotels, Restaurants & Leisure - 1.6%
McDonald’s Corp.	79,712	7,767,934

Total Hotels, Restaurants & Leisure		7,767,934

Household Products - 2.8%
Procter & Gamble Co. (The)	214,441	13,647,025

Total Household Products		13,647,025

Industrial Conglomerates - 4.3%
3M Co.	54,590	4,878,162
General Electric Co.	814,765	15,953,099

Total Industrial Conglomerates		20,831,261

Insurance - 2.5%
American International Group, Inc.*	33,953	1,155,420
Berkshire Hathaway, Inc. — Class B*	134,486	10,819,399

Total Insurance		11,974,819

Internet & Catalog Retail - 1.3%
Amazon.com, Inc.*	27,921	6,474,880

Total Internet & Catalog Retail		6,474,880

Internet Software & Services - 2.4%
Google, Inc. — Class A*	19,336	11,702,727

Total Internet Software & Services		11,702,727

IT Services - 5.0%
International Business Machines Corp.	93,050	19,268,794
Visa, Inc. — Class A	40,175	4,940,721

Total IT Services		24,209,515

Machinery - 1.1%
Caterpillar, Inc.	49,529	5,090,095

Total Machinery		5,090,095

Media - 2.5%
Comcast Corp. — Class A	211,876	6,426,199
Walt Disney Co. (The)	137,500	5,927,625

Total Media		12,353,824

Oil, Gas & Consumable Fuels - 12.8%
Chevron Corp.	154,437	16,456,807
ConocoPhillips	102,005	7,306,618
Exxon Mobil Corp.	378,448	32,675,200
Occidental Petroleum Corp.	62,449	5,696,598

Total Oil, Gas & Consumable Fuels		62,135,223

Pharmaceuticals - 9.1%
Abbott Laboratories	119,408	7,410,460
Johnson & Johnson, Inc.	210,590	13,707,303
Merck & Co., Inc.	237,127	9,304,864
Pfizer, Inc.	607,006	13,918,648

Total Pharmaceuticals		44,341,275

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	13

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	April 30, 2012

GUGGENHEIM RUSSELL TOP 50® ETF

	SHARES	MARKET VALUE

Semiconductors & Semiconductor Equipment - 2.2%
Intel Corp.	383,819	$10,900,460

Total Semiconductors & Semiconductor Equipment		10,900,460

Software - 5.6%
Microsoft Corp.	570,107	18,254,826
Oracle Corp.	295,081	8,672,431

Total Software		26,927,257

Specialty Retail - 1.3%
Home Depot, Inc.	122,771	6,358,310

Total Specialty Retail		6,358,310

Tobacco - 3.6%
Altria Group, Inc.	160,824	5,180,141
Philip Morris International, Inc.	136,626	12,229,393

Total Tobacco		17,409,534

Total Common Stocks (Cost $485,011,927)		484,081,661

SHORT TERM INVESTMENTS - 0.2%
SSgA Government Money Market Fund	764,242	764,242

Total Short Term Investments (Cost $764,242)		764,242

Total Investments - 99.9%[a] (Cost $485,776,169)		484,845,903

Other Assets and Liabilities, net - 0.1%		479,739

Net Assets - 100.0%		$485,325,642

*	Non-Income Producing Security.
[a]	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

14	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2012

GUGGENHEIM S&P 500 PURE VALUE ETF

	SHARES	MARKET VALUE

COMMON STOCKS - 99.8%
Aerospace & Defense - 2.4%
L-3 Communications Holdings, Inc.	13,328	$980,141
Northrop Grumman Corp.	14,100	892,248
Textron, Inc.	14,982	399,121

Total Aerospace & Defense		2,271,510

Airlines - 0.8%
Southwest Airlines Co.	90,174	746,641

Total Airlines		746,641

Auto Components - 0.7%
Goodyear Tire & Rubber Co. (The)*	23,771	261,005
Johnson Controls, Inc.	12,912	412,797

Total Auto Components		673,802

Automobiles - 0.8%
Ford Motor Co.	68,178	769,048

Total Automobiles		769,048

Beverages - 0.4%
Molson Coors Brewing Co. — Class B	8,921	370,935

Total Beverages		370,935

Capital Markets - 5.7%
Ameriprise Financial, Inc.	9,421	510,712
Bank of New York Mellon Corp. (The)	35,976	850,832
E*Trade Financial Corp.*	87,444	929,530
Goldman Sachs Group, Inc. (The)	8,518	980,848
Legg Mason, Inc.	25,441	663,247
Morgan Stanley	80,399	1,389,295

Total Capital Markets		5,324,464

Chemicals - 0.5%
Dow Chemical Co. (The)	12,366	418,960

Total Chemicals		418,960

Commercial Banks - 6.1%
BB&T Corp.	13,747	440,454
Comerica, Inc.	16,874	540,305
Fifth Third Bancorp	31,513	448,430
First Horizon National Corp.	37,794	346,949
Huntington Bancshares, Inc.	61,437	411,014
KeyCorp	84,700	680,988
PNC Financial Services Group, Inc.	7,997	530,361
Regions Financial Corp.	118,708	800,092
SunTrust Banks, Inc.	42,822	1,039,718
Wells Fargo & Co.	12,091	404,202

Total Commercial Banks		5,642,513

Commercial Services & Supplies - 1.8%
Avery Dennison Corp.	26,165	836,756
R.R. Donnelley & Sons Co.	65,684	821,707

Total Commercial Services & Supplies		1,658,463

Communications Equipment - 0.5%
Harris Corp.	10,814	492,470

Total Communications Equipment		492,470

Computers & Peripherals - 2.2%
Dell, Inc.*	18,193	297,820

	SHARES	MARKET VALUE

Hewlett-Packard Co.	25,271	$625,710
Lexmark International, Inc. — Class A	13,362	402,196
Western Digital Corp.*	18,247	708,166

Total Computers & Peripherals		2,033,892

Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc.*	11,280	494,402

Total Construction & Engineering		494,402

Consumer Finance - 1.4%
Capital One Financial Corp.	17,381	964,298
SLM Corp.	21,626	320,713

Total Consumer Finance		1,285,011

Containers & Packaging - 1.7%
Bemis Co., Inc.	10,238	331,609
Owens-Illinois, Inc.*	25,115	583,923
Sealed Air Corp.	33,272	638,157

Total Containers & Packaging		1,553,689

Diversified Financial Services - 5.8%
Bank of America Corp.	176,161	1,428,666
Citigroup, Inc.	42,021	1,388,374
CME Group, Inc.	1,280	340,249
JPMorgan Chase & Co.	25,631	1,101,620
Leucadia National Corp.	22,058	548,362
Nasdaq OMX Group, Inc. (The)*	14,561	357,764
NYSE Euronext	10,989	282,967

Total Diversified Financial Services		5,448,002

Diversified Telecommunication Services - 0.6%
CenturyLink, Inc.	7,676	295,987
Frontier Communications Corp.	59,411	240,020

Total Diversified Telecommunication Services		536,007

Electric Utilities - 1.0%
Edison International	10,626	467,650
Pepco Holdings, Inc.	25,221	477,182

Total Electric Utilities		944,832

Electronic Equipment, Instruments & Components - 1.6%
Corning, Inc.	24,311	348,863
Jabil Circuit, Inc.	48,527	1,137,958

Total Electronic Equipment, Instruments & Components		1,486,821

Energy Equipment & Services - 0.3%
Nabors Industries Ltd.*	15,746	262,171

Total Energy Equipment & Services		262,171

Food & Staples Retailing - 3.8%
CVS Caremark Corp.	12,995	579,837
Kroger Co. (The)	38,343	892,241
Safeway, Inc.	55,414	1,126,567
Sysco Corp.	12,181	352,031
Walgreen Co.	16,668	584,380

Total Food & Staples Retailing		3,535,056

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	15

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM S&P 500 PURE VALUE ETF

	SHARES	MARKET VALUE

Food Products - 4.2%
Archer-Daniels-Midland Co.	47,763	$1,472,533
Dean Foods Co.*	106,750	1,310,890
Tyson Foods, Inc. — Class A	62,596	1,142,377

Total Food Products		3,925,800

Health Care Providers & Services - 5.9%
AmerisourceBergen Corp.	22,859	850,583
Cardinal Health, Inc.	21,376	903,564
CIGNA Corp.	11,773	544,266
Coventry Health Care, Inc.	28,620	858,314
McKesson Corp.	10,251	937,044
Tenet Healthcare Corp.*	267,939	1,390,603

Total Health Care Providers & Services		5,484,374

Household Durables - 2.2%
Whirlpool Corp.	31,987	2,047,808

Total Household Durables		2,047,808

Independent Power Producers & Energy Traders - 1.2%
NRG Energy, Inc.*	65,408	1,111,936

Total Independent Power Producers & Energy Traders		1,111,936

Insurance - 18.5%
ACE Ltd.	6,977	530,043
Allstate Corp. (The)	38,959	1,298,503
American International Group, Inc.*	82,256	2,799,172
Assurant, Inc.	22,177	894,620
Cincinnati Financial Corp.	15,522	552,894
Genworth Financial, Inc. — Class A*	228,296	1,372,059
Hartford Financial Services Group, Inc.	91,841	1,887,332
Lincoln National Corp.	64,159	1,589,218
Loews Corp.	15,137	622,585
MetLife, Inc.	37,930	1,366,618
Principal Financial Group, Inc.	29,975	829,408
Prudential Financial, Inc.	20,076	1,215,401
Torchmark Corp.	6,936	337,853
Unum Group	40,877	970,420
XL Group PLC	44,770	963,003

Total Insurance		17,229,129

IT Services - 3.1%
Computer Sciences Corp.	78,778	2,210,511
SAIC, Inc.	59,009	717,549

Total IT Services		2,928,060

Life Sciences Tools & Services - 0.4%
PerkinElmer, Inc.	14,565	401,994

Total Life Sciences Tools & Services		401,994

Machinery - 0.5%
Ingersoll-Rand PLC	11,073	470,824

Total Machinery		470,824

Media - 1.7%
Gannett Co., Inc.	60,764	839,759
Washington Post Co. (The) — Class B	1,936	732,137

Total Media		1,571,896

	SHARES	MARKET VALUE

Metals & Mining - 1.7%
Alcoa, Inc.	91,003	$885,459
United States Steel Corp.	26,028	737,373

Total Metals & Mining		1,622,832

Multi-utilities - 0.7%
DTE Energy Co.	5,381	303,381
Integrys Energy Group, Inc.	6,217	339,697

Total Multi-Utilities		643,078

Multiline Retail - 2.1%
J.C. Penney Co., Inc.	18,597	670,608
Sears Holdings Corp.*	23,564	1,267,272

Total Multiline Retail		1,937,880

Office Electronics - 0.8%
Xerox Corp.	92,800	721,984

Total Office Electronics		721,984

Oil, Gas & Consumable Fuels - 10.2%
Alpha Natural Resources, Inc.*	16,615	268,000
ConocoPhillips	7,668	549,259
Hess Corp.	11,461	597,576
Marathon Oil Corp.	52,684	1,545,749
Marathon Petroleum Corp.	31,183	1,297,525
Murphy Oil Corp.	12,239	672,778
Phillips 66*	5,770	196,468
Sunoco, Inc.	32,445	1,599,214
Tesoro Corp.*	47,006	1,092,889
Valero Energy Corp.	68,231	1,685,306

Total Oil, Gas & Consumable Fuels		9,504,764

Paper & Forest Products - 0.5%
International Paper Co.	14,577	485,560

Total Paper & Forest Products		485,560

Real Estate Investment Trusts (REITs) - 0.4%
Weyerhaeuser Co.	18,024	366,969

Total Real Estate Investment Trusts (REITs)		366,969

Road & Rail - 0.3%
Ryder System, Inc.	6,134	298,848

Total Road & Rail		298,848

Semiconductors & Semiconductor Equipment - 1.0%
Micron Technology, Inc.*	134,312	885,116

Total Semiconductors & Semiconductor Equipment		885,116

Specialty Retail - 3.2%
AutoNation, Inc.*	8,444	291,993
Best Buy Co., Inc.	43,011	949,253
GameStop Corp. — Class A	43,611	992,586
Staples, Inc.	47,549	732,255

Total Specialty Retail		2,966,087

Thrifts & Mortgage Finance - 1.4%
Hudson City Bancorp, Inc.	190,119	1,342,240

Total Thrifts & Mortgage Finance		1,342,240

16	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	April 30, 2012

GUGGENHEIM S&P 500 PURE VALUE ETF

	SHARES	MARKET VALUE

Wireless Telecommunication Services - 1.2%
MetroPCS Communications, Inc.*	53,839	$393,024
Sprint Nextel Corp.*	305,214	756,931

Total Wireless Telecommunication Services		1,149,955

Total Common Stocks (Cost $92,948,759)		93,045,823

SHORT TERM INVESTMENTS - 0.2%
SSgA Government Money Market Fund	191,794	191,794

Total Short Term Investments (Cost $191,794)		191,794

Total Investments - 100.0%[a] (Cost $93,140,553)		93,237,617

Other Assets and Liabilities, net - 0.0%[b]		(36,947)

Net Assets - 100.0%		$93,200,670

*	Non-Income Producing Security.
[a]	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.
[b]	Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	17

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2012

GUGGENHEIM S&P 500 PURE GROWTH ETF

	SHARES	MARKET VALUE

COMMON STOCKS - 99.9%
Aerospace & Defense - 1.1%
Goodrich Corp.	10,485	$1,315,448
Lockheed Martin Corp.	23,399	2,118,546

Total Aerospace & Defense		3,433,994

Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	30,631	1,829,896
United Parcel Service, Inc. — Class B	21,689	1,694,778

Total Air Freight & Logistics		3,524,674

Beverages - 2.0%
Brown-Forman Corp. — Class B	15,456	1,334,625
Coca-Cola Co. (The)	31,477	2,402,325
PepsiCo, Inc.	42,859	2,828,694

Total Beverages		6,565,644

Biotechnology - 4.3%
Amgen, Inc.	33,341	2,370,878
Biogen Idec, Inc.*	29,984	4,018,156
Celgene Corp.*	54,104	3,945,264
Gilead Sciences, Inc.*	70,199	3,651,050

Total Biotechnology		13,985,348

Capital Markets - 1.8%
BlackRock, Inc.	10,383	1,989,175
Franklin Resources, Inc.	19,751	2,478,948
T. Rowe Price Group, Inc.	21,305	1,344,665

Total Capital Markets		5,812,788

Chemicals - 5.3%
CF Industries Holdings, Inc.	11,320	2,185,439
Ecolab, Inc.	29,884	1,903,312
FMC Corp.	21,732	2,400,299
International Flavors & Fragrances, Inc.	35,213	2,120,175
Monsanto Co.	14,591	1,111,542
PPG Industries, Inc.	18,874	1,986,300
Praxair, Inc.	13,156	1,522,149
Sherwin-Williams Co. (The)	16,327	1,963,812
Sigma-Aldrich Corp.	26,880	1,905,792

Total Chemicals		17,098,820

Commercial Services & Supplies - 1.1%
Stericycle, Inc.*	40,345	3,493,877

Total Commercial Services & Supplies		3,493,877

Communications Equipment - 2.0%
F5 Networks, Inc.*	29,396	3,937,006
QUALCOMM, Inc.	38,676	2,469,076

Total Communications Equipment		6,406,082

Computers & Peripherals - 3.0%
Apple, Inc.*	9,736	5,688,161
NetApp, Inc.*	53,828	2,090,141
SanDisk Corp.*	51,718	1,914,083

Total Computers & Peripherals		9,692,385

	SHARES	MARKET VALUE

Diversified Consumer Services - 1.6%
Apollo Group, Inc. — Class A*	66,793	$2,352,450
DeVry, Inc.	84,209	2,707,319

Total Diversified Consumer Services		5,059,769

Diversified Financial Services - 1.1%
IntercontinentalExchange, Inc.*	27,139	3,610,573

Total Diversified Financial Services		3,610,573

Electrical Equipment - 0.9%
Rockwell Automation, Inc.	17,285	1,336,822
Roper Industries, Inc.	14,496	1,477,142

Total Electrical Equipment		2,813,964

Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp. — Class A	37,765	2,195,657

Total Electronic Equipment, Instruments & Components		2,195,657

Energy Equipment & Services - 2.0%
Cameron International Corp.*	30,081	1,541,651
Diamond Offshore Drilling, Inc.	34,186	2,343,451
Helmerich & Payne, Inc.	27,672	1,422,064
Schlumberger Ltd.	16,249	1,204,701

Total Energy Equipment & Services		6,511,867

Food Products - 1.6%
Hershey Co. (The)	29,208	1,957,228
Kellogg Co.	25,748	1,302,076
Mead Johnson Nutrition Co.	21,525	1,841,679

Total Food Products		5,100,983

Health Care Equipment & Supplies - 6.9%
Baxter International, Inc.	35,963	1,992,710
Becton, Dickinson and Co.	24,621	1,931,517
C.R. Bard, Inc.	27,671	2,738,322
Edwards Lifesciences Corp.*	35,199	2,920,461
Intuitive Surgical, Inc.*	7,538	4,358,472
St Jude Medical, Inc.	44,690	1,730,397
Stryker Corp.	37,015	2,019,908
Varian Medical Systems, Inc.*	36,271	2,300,307
Zimmer Holdings, Inc.	34,529	2,172,910

Total Health Care Equipment & Supplies		22,165,004

Health Care Providers & Services - 4.2%
DaVita, Inc.*	26,167	2,317,873
Express Scripts Holding Co.*	67,687	3,776,258
Laboratory Corp. of America Holdings*	29,446	2,588,009
Quest Diagnostics, Inc.	32,684	1,885,540
UnitedHealth Group, Inc.	50,448	2,832,655

Total Health Care Providers & Services		13,400,335

Health Care Technology - 0.7%
Cerner Corp.*	27,344	2,217,325

Total Health Care Technology		2,217,325

18	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM S&P 500 PURE GROWTH ETF

	SHARES	MARKET VALUE

Hotels, Restaurants & Leisure - 3.7%
Chipotle Mexican Grill, Inc.*	9,766	$4,044,589
McDonald’s Corp.	19,188	1,869,870
Starbucks Corp.	23,652	1,357,152
Wynn Resorts Ltd.	18,105	2,415,207
Yum! Brands, Inc.	30,449	2,214,556

Total Hotels, Restaurants & Leisure		11,901,374

Household Products - 1.1%
Colgate-Palmolive Co.	18,616	1,841,867
Kimberly-Clark Corp.	21,695	1,702,407

Total Household Products		3,544,274

Insurance - 0.7%
AFLAC, Inc.	50,191	2,260,603

Total Insurance		2,260,603

Internet & Catalog Retail - 4.0%
Amazon.com, Inc.*	16,644	3,859,743
Netflix, Inc.*	48,720	3,904,421
priceline.com, Inc.*	6,857	5,216,943

Total Internet & Catalog Retail		12,981,107

Internet Software & Services - 1.5%
Akamai Technologies, Inc.*	43,941	1,432,477
Google, Inc. — Class A*	5,458	3,303,345

Total Internet Software & Services		4,735,822

IT Services - 6.0%
Automatic Data Processing, Inc.	31,898	1,774,167
Cognizant Technology Solutions Corp. — Class A*	48,186	3,532,998
Fiserv, Inc.*	29,245	2,055,631
International Business Machines Corp.	8,460	1,751,897
Mastercard, Inc. — Class A	6,783	3,067,747
Teradata Corp.*	35,862	2,502,450
Visa, Inc. — Class A	37,272	4,583,711

Total IT Services		19,268,601

Life Sciences Tools & Services - 1.3%
Life Technologies Corp.*	44,727	2,073,544
Waters Corp.*	23,731	1,996,014

Total Life Sciences Tools & Services		4,069,558

Machinery - 1.4%
Deere & Co.	22,998	1,894,115
Joy Global, Inc.	14,337	1,014,630
Pall Corp.	28,376	1,691,493

Total Machinery		4,600,238

Media - 3.7%
DIRECTV — Class A*	66,025	3,253,052
Discovery Communications, Inc. — Class A*	71,211	3,875,303
Scripps Networks Interactive, Inc. — Class A	58,551	2,940,431
Viacom, Inc. — Class B	35,968	1,668,555

Total Media		11,737,341

	SHARES	MARKET VALUE

Metals & Mining - 1.6%
Cliffs Natural Resources, Inc.	35,226	$2,193,171
Newmont Mining Corp.	60,073	2,862,478

Total Metals & Mining		5,055,649

Multiline Retail - 2.2%
Dollar Tree, Inc.*	38,909	3,955,489
Family Dollar Stores, Inc.	44,509	3,006,583

Total Multiline Retail		6,962,072

Oil, Gas & Consumable Fuels - 2.7%
Cabot Oil & Gas Corp.	27,058	950,818
EOG Resources, Inc.	18,333	2,013,147
Peabody Energy Corp.	57,241	1,780,768
Pioneer Natural Resources Co.	15,538	1,799,611
Southwestern Energy Co.*	68,262	2,155,714

Total Oil, Gas & Consumable Fuels		8,700,058

Personal Products - 0.5%
Estee Lauder Cos., Inc. (The) — Class A	23,976	1,566,832

Total Personal Products		1,566,832

Pharmaceuticals - 4.5%
Abbott Laboratories	42,397	2,631,158
Allergan, Inc.	19,463	1,868,448
Johnson & Johnson, Inc.	20,360	1,325,232
Mylan, Inc.*	153,921	3,341,625
Perrigo Co.	30,832	3,234,277
Watson Pharmaceuticals, Inc.*	26,385	1,988,374

Total Pharmaceuticals		14,389,114

Professional Services - 0.6%
Dun & Bradstreet Corp. (The)	24,196	1,881,965

Total Professional Services		1,881,965

Real Estate Investment Trusts (REITs) - 1.2%
American Tower Corp.	42,444	2,783,477
Ventas, Inc.	20,191	1,187,029

Total Real Estate Investment Trusts (REITs)		3,970,506

Road & Rail - 0.5%
Union Pacific Corp.	14,940	1,679,854

Total Road & Rail		1,679,854

Semiconductors & Semiconductor Equipment - 4.2%
Altera Corp.	72,862	2,591,701
Broadcom Corp. — Class A*	74,358	2,721,503
First Solar, Inc.*	87,999	1,619,182
KLA-Tencor Corp.	51,563	2,689,010
Microchip Technology, Inc.	60,791	2,148,354
Xilinx, Inc.	47,223	1,717,973

Total Semiconductors & Semiconductor Equipment		13,487,723

Software - 4.5%
Citrix Systems, Inc.*	29,090	2,490,395
Intuit, Inc.	42,683	2,474,333

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	19

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	April 30, 2012

GUGGENHEIM S&P 500 PURE GROWTH ETF

	SHARES	MARKET VALUE

Oracle Corp.	60,779	$1,786,295
Red Hat, Inc.*	63,234	3,769,379
Salesforce.com, Inc.*	26,129	4,069,069

Total Software		14,589,471

Specialty Retail - 6.1%
AutoZone, Inc.*	10,434	4,133,534
Bed Bath & Beyond, Inc.*	34,183	2,406,141
O’Reilly Automotive, Inc.*	42,429	4,474,562
Ross Stores, Inc.	66,261	4,081,015
Tiffany & Co.	20,297	1,389,533
TJX Cos., Inc.	72,417	3,020,513

Total Specialty Retail		19,505,298

Textiles, Apparel & Luxury Goods - 3.9%
Coach, Inc.	50,057	3,662,170
Fossil, Inc.*	27,175	3,550,957
NIKE, Inc. — Class B	16,625	1,859,839
Ralph Lauren Corp.	12,734	2,193,686
V.F. Corp.	8,662	1,317,057

Total Textiles, Apparel & Luxury Goods		12,583,709

Tobacco - 0.9%
Philip Morris International, Inc.	31,428	2,813,120

Total Tobacco		2,813,120

Trading Companies & Distributors - 0.7%
W.W. Grainger, Inc.	11,416	2,372,473

Total Trading Companies & Distributors		2,372,473

Wireless Telecommunication Services - 1.0%
Crown Castle International Corp.*	57,312	3,244,432

Total Wireless Telecommunication Services		3,244,432

Total Common Stocks (Cost $287,188,720)		320,990,283

SHORT TERM INVESTMENTS - 0.1%
SSgA Government Money Market Fund	277,954	277,954

Total Short Term Investments (Cost $277,954)		277,954

Total Investments - 100.0%[a] (Cost $287,466,674)		321,268,237

Other Assets and Liabilities, net - 0.0%[b]		23,522

Net Assets - 100.0%		$321,291,759

*	Non-Income Producing Security.
[a]	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.
[b]	Amount represents less than 0.05% of net assets.

20	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2012

GUGGENHEIM S&P MIDCAP 400 PURE VALUE ETF

	SHARES	MARKET VALUE

COMMON STOCKS - 99.8%
Aerospace & Defense - 4.9%
Exelis, Inc.	91,744	$1,057,808
Huntington Ingalls Industries, Inc.*	17,093	674,319

Total Aerospace & Defense		1,732,127

Air Freight & Logistics - 1.0%
UTi Worldwide, Inc.	20,588	343,202

Total Air Freight & Logistics		343,202

Airlines - 1.8%
JetBlue Airways Corp.*	136,531	648,522

Total Airlines		648,522

Automobiles - 0.9%
Thor Industries, Inc.	9,897	334,816

Total Automobiles		334,816

Capital Markets - 2.8%
Apollo Investment Corp.	39,339	285,208
Janus Capital Group, Inc.	33,683	255,317
Jefferies Group, Inc.	28,195	449,146

Total Capital Markets		989,671

Chemicals - 1.7%
Ashland, Inc.	3,820	251,623
Cabot Corp.	3,948	170,277
Cytec Industries, Inc.	2,736	173,928

Total Chemicals		595,828

Commercial Banks - 4.4%
Associated Banc-Corp.	16,746	223,224
BancorpSouth, Inc.	30,250	407,467
First Niagara Financial Group, Inc.	35,720	319,337
Fulton Financial Corp.	13,119	137,618
International Bancshares Corp.	10,068	198,642
TCF Financial Corp.	25,885	296,901

Total Commercial Banks		1,583,189

Commercial Services & Supplies - 0.6%
Brink’s Co. (The)	8,554	217,272

Total Commercial Services & Supplies		217,272

Communications Equipment - 1.0%
Tellabs, Inc.	91,943	346,625

Total Communications Equipment		346,625

Construction & Engineering - 4.1%
Aecom Technology Corp.*	19,939	440,054
KBR, Inc.	7,604	257,471
URS Corp.	18,486	763,657

Total Construction & Engineering		1,461,182

Containers & Packaging - 0.6%
Greif, Inc. — Class A	3,858	206,943

Total Containers & Packaging		206,943

Diversified Consumer Services - 1.1%
Regis Corp.	20,914	383,772

Total Diversified Consumer Services		383,772

	SHARES	MARKET VALUE

Electric Utilities - 0.9%
Great Plains Energy, Inc.	8,517	$173,917
NV Energy, Inc.	10,047	167,283

Total Electric Utilities		341,200

Electrical Equipment - 1.7%
General Cable Corp.*	21,141	622,391

Total Electrical Equipment		622,391

Electronic Equipment, Instruments & Components - 9.7%
Arrow Electronics, Inc.*	15,738	661,783
Avnet, Inc.*	19,875	717,090
Ingram Micro, Inc. — Class A*	38,861	756,235
Itron, Inc.*	7,767	316,893
Tech Data Corp.*	11,834	636,551
Vishay Intertechnology, Inc.*	31,449	352,858

Total Electronic Equipment, Instruments & Components		3,441,410

Food & Staples Retailing - 0.5%
Harris Teeter Supermarkets, Inc.	4,407	167,334

Total Food & Staples Retailing		167,334

Food Products - 1.2%
Smithfield Foods, Inc.*	20,095	421,191

Total Food Products		421,191

Gas Utilities - 1.0%
Atmos Energy Corp.	4,855	158,176
UGI Corp.	6,310	184,126

Total Gas Utilities		342,302

Health Care Providers & Services - 6.9%
Community Health Systems, Inc.*	38,272	931,540
Health Management Associates, Inc. — Class A*	23,164	166,781
Health Net, Inc.*	14,893	530,340
LifePoint Hospitals, Inc.*	6,950	271,189
Omnicare, Inc.	4,780	166,535
Owens & Minor, Inc.	13,465	393,717

Total Health Care Providers & Services		2,460,102

Hotels, Restaurants & Leisure - 1.0%
Bob Evans Farms, Inc.	4,717	180,378
Wendy’s Co. (The)	37,066	180,512

Total Hotels, Restaurants & Leisure		360,890

Household Durables - 1.3%
KB Home	27,431	238,101
Mohawk Industries, Inc.*	3,265	218,820

Total Household Durables		456,921

Insurance - 18.5%
American Financial Group, Inc.	9,270	360,788
Aspen Insurance Holdings Ltd.	18,954	536,777
Everest Re Group Ltd.	4,191	415,328
Fidelity National Financial, Inc. —Class A	19,920	383,859
First American Financial Corp.	62,584	1,048,282

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	21

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM S&P MIDCAP 400 PURE VALUE ETF

	SHARES	MARKET VALUE

Hanover Insurance Group, Inc. (The)	15,103	$609,557
HCC Insurance Holdings, Inc.	9,023	288,375
Kemper Corp.	14,977	449,160
Old Republic International Corp.	56,020	557,399
Protective Life Corp.	25,451	744,696
Reinsurance Group of America, Inc.	10,446	607,331
StanCorp Financial Group, Inc.	11,170	428,705
W.R. Berkley Corp.	4,198	158,097

Total Insurance		6,588,354

Internet Software & Services - 0.5%
Monster Worldwide, Inc.*	19,087	164,721

Total Internet Software & Services		164,721

IT Services - 0.6%
CoreLogic, Inc.*	12,319	205,727

Total IT Services		205,727

Machinery - 6.6%
AGCO Corp.*	3,042	141,666
Harsco Corp.	8,512	189,818
ITT Corp.	45,514	1,022,244
Oshkosh Corp.*	28,862	658,919
Terex Corp.*	14,098	319,179

Total Machinery		2,331,826

Media - 2.4%
New York Times Co. (The) — Class A*	37,256	235,086
Scholastic Corp.	10,837	331,070
Valassis Communications, Inc.*	14,854	297,080

Total Media		863,236

Metals & Mining - 2.7%
Commercial Metals Co.	20,332	300,507
Reliance Steel & Aluminum Co.	4,071	227,528
Steel Dynamics, Inc.	18,683	238,582
Worthington Industries, Inc.	11,030	196,775

Total Metals & Mining		963,392

Multiline Retail - 0.6%
Saks, Inc.*	20,047	219,715

Total Multiline Retail		219,715

Oil, Gas & Consumable Fuels - 2.8%
Arch Coal, Inc.	10,166	99,220
HollyFrontier Corp.	11,006	339,205
Patriot Coal Corp.*	15,333	89,391
Quicksilver Resources, Inc.*	16,861	79,247
World Fuel Services Corp.	8,870	390,812

Total Oil, Gas & Consumable Fuels		997,875

Paper & Forest Products - 0.5%
Louisiana-Pacific Corp.*	20,287	183,597

Total Paper & Forest Products		183,597

	SHARES	MARKET VALUE

Professional Services - 1.0%
Manpower, Inc.	8,254	$351,620

Total Professional Services		351,620

Road & Rail - 0.9%
Con-way, Inc.	9,749	316,843

Total Road & Rail		316,843

Semiconductors & Semiconductor Equipment - 2.4%
Fairchild Semiconductor International, Inc.*	10,948	155,133
International Rectifier Corp.*	9,960	217,427
MEMC Electronic Materials, Inc.*	138,107	495,804

Total Semiconductors & Semiconductor Equipment		868,364

Specialty Retail - 5.6%
Barnes & Noble, Inc.*	21,440	444,880
Collective Brands, Inc.*	43,318	899,715
Office Depot, Inc.*	143,842	437,280
RadioShack Corp.	41,855	216,809

Total Specialty Retail		1,998,684

Thrifts & Mortgage Finance - 3.3%
Astoria Financial Corp.	64,901	628,890
New York Community Bancorp, Inc.	15,577	210,134
Washington Federal, Inc.	18,283	320,684

Total Thrifts & Mortgage Finance		1,159,708

Tobacco - 1.2%
Universal Corp.	9,183	420,857

Total Tobacco		420,857

Wireless Telecommunication Services - 1.1%
Telephone & Data Systems, Inc.	16,596	403,117

Total Wireless Telecommunication Services		403,117

Total Common Stocks (Cost $33,660,156)		35,494,526

SHORT TERM INVESTMENTS - 0.2%
SSgA Government Money Market Fund	64,721	64,721

Total Short Term Investments (Cost $64,721)		64,721

Total Investments - 100.0%[a] (Cost $33,724,877)		35,559,247

Other Assets and Liabilities, net - 0.0%[b]		(16,056)

Net Assets - 100.0%		$35,543,191

22	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	April 30, 2012

GUGGENHEIM S&P MIDCAP 400 PURE VALUE ETF

*	Non-Income Producing Security.
[a]	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.
[b]	Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	23

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2012

GUGGENHEIM S&P MIDCAP 400 PURE GROWTH ETF

	SHARES	MARKET VALUE

COMMON STOCKS - 99.9%
Aerospace & Defense - 1.6%
Triumph Group, Inc.	150,829	$9,475,078

Total Aerospace & Defense		9,475,078

Airlines - 1.0%
Alaska Air Group, Inc.*	179,465	6,065,917

Total Airlines		6,065,917

Auto Components - 0.3%
Gentex Corp.	72,352	1,589,573

Total Auto Components		1,589,573

Beverages - 1.6%
Monster Beverage Corp.*	152,462	9,903,932

Total Beverages		9,903,932

Biotechnology - 4.9%
Regeneron Pharmaceuticals, Inc.*	157,567	21,312,513
United Therapeutics Corp.*	181,459	7,938,831

Total Biotechnology		29,251,344

Chemicals - 3.0%
Albemarle Corp.	74,141	4,841,407
Intrepid Potash, Inc.*	169,483	4,211,653
NewMarket Corp.	40,771	9,100,903

Total Chemicals		18,153,963

Commercial Banks - 1.0%
Signature Bank*	90,806	5,965,046

Total Commercial Banks		5,965,046

Commercial Services & Supplies - 2.2%
Clean Harbors, Inc.*	110,660	7,551,439
Copart, Inc.*	204,403	5,398,283

Total Commercial Services & Supplies		12,949,722

Communications Equipment - 1.1%
ADTRAN, Inc.	115,761	3,533,026
Riverbed Technology, Inc.*	164,288	3,241,402

Total Communications Equipment		6,774,428

Containers & Packaging - 2.0%
AptarGroup, Inc.	85,400	4,655,154
Rock-Tenn Co. — Class A	117,789	7,341,788

Total Containers & Packaging		11,996,942

Distributors - 1.0%
LKQ Corp.*	173,114	5,790,663

Total Distributors		5,790,663

Diversified Consumer Services - 3.8%
ITT Educational Services, Inc.*	203,675	13,446,623
Strayer Education, Inc.	97,716	9,642,615

Total Diversified Consumer Services		23,089,238

Diversified Financial Services - 0.6%
MSCI, Inc. — Class A*	104,825	3,835,547

Total Diversified Financial Services		3,835,547

	SHARES	MARKET VALUE

Electrical Equipment - 0.6%
AMETEK, Inc.	74,980	$3,773,743

Total Electrical Equipment		3,773,743

Electronic Equipment, Instruments & Components - 0.4%
Trimble Navigation, Ltd.*	48,879	2,646,309

Total Electronic Equipment, Instruments & Components		2,646,309

Energy Equipment & Services - 3.5%
CARBO Ceramics, Inc.	53,512	4,499,824
Dresser-Rand Group, Inc.*	98,282	4,784,368
Dril-Quip, Inc.*	61,507	4,144,957
Oceaneering International, Inc.	72,297	3,732,694
Oil States International, Inc.*	52,033	4,140,786

Total Energy Equipment & Services		21,302,629

Food Products - 3.0%
Corn Products International, Inc.	98,326	5,610,482
Green Mountain Coffee Roasters, Inc.*	153,380	7,477,275
Lancaster Colony Corp.	76,859	5,011,975

Total Food Products		18,099,732

Health Care Equipment & Supplies - 5.6%
Cooper Cos., Inc. (The)	70,598	6,224,626
Gen-Probe, Inc.*	124,374	10,142,700
IDEXX Laboratories, Inc.*	76,360	6,714,335
ResMed, Inc.*	155,361	5,283,827
Thoratec Corp.*	150,142	5,226,443

Total Health Care Equipment & Supplies		33,591,931

Health Care Providers & Services - 7.2%
AMERIGROUP Corp.*	158,310	9,777,225
Catalyst Health Solutions, Inc.*	167,618	14,477,167
Henry Schein, Inc.*	86,290	6,621,895
HMS Holdings Corp.*	160,519	3,862,087
Mednax, Inc.*	125,728	8,831,135

Total Health Care Providers & Services		43,569,509

Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc.*	175,778	1,947,620

Total Health Care Technology		1,947,620

Hotels, Restaurants & Leisure - 2.2%
Life Time Fitness, Inc.*	103,473	4,817,703
Panera Bread Co. — Class A*	53,251	8,409,398

Total Hotels, Restaurants & Leisure		13,227,101

Household Durables - 0.9%
Tupperware Brands Corp.	85,913	5,351,521

Total Household Durables		5,351,521

Household Products - 0.5%
Church & Dwight Co., Inc.	64,645	3,283,966

Total Household Products		3,283,966

24	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM S&P MIDCAP 400 PURE GROWTH ETF

	SHARES	MARKET VALUE

Internet Software & Services - 3.8%
Equinix, Inc.*	83,283	$13,675,068
Rackspace Hosting, Inc.*	163,296	9,485,865

Total Internet Software & Services		23,160,933

IT Services - 6.7%
Alliance Data Systems Corp.*	83,514	10,730,714
Gartner, Inc.*	66,154	2,897,545
Global Payments, Inc.	137,584	6,388,025
Jack Henry & Associates, Inc.	95,627	3,247,493
NeuStar, Inc. — Class A*	75,758	2,753,803
VeriFone Systems, Inc.*	136,073	6,482,518
Wright Express Corp.*	118,680	7,574,158

Total IT Services		40,074,256

Leisure Equipment & Products - 1.1%
Polaris Industries, Inc.	80,850	6,422,724

Total Leisure Equipment & Products		6,422,724

Life Sciences Tools & Services - 3.6%
Bio-Rad Laboratories, Inc. — Class A*	67,120	7,248,289
Covance, Inc.*	76,401	3,572,510
Mettler-Toledo International, Inc.*	33,187	5,951,093
Techne Corp.	72,318	4,840,967

Total Life Sciences Tools & Services		21,612,859

Machinery - 3.9%
Donaldson Co., Inc.	110,939	3,845,146
Gardner Denver, Inc.	38,867	2,531,796
Valmont Industries, Inc.	63,741	7,899,422
Wabtec Corp.	62,325	4,847,639
Woodward, Inc.	102,125	4,247,379

Total Machinery		23,371,382

Metals & Mining - 1.0%
Compass Minerals International, Inc.	77,564	5,935,197

Total Metals & Mining		5,935,197

Office Electronics - 0.6%
Zebra Technologies Corp. — Class A*	95,432	3,701,807

Total Office Electronics		3,701,807

Oil, Gas & Consumable Fuels - 2.4%
Bill Barrett Corp.*	184,674	4,428,482
Cimarex Energy Co.	67,617	4,673,011
Northern Oil and Gas, Inc.*	164,323	3,192,796
SM Energy Co.	33,501	2,214,751

Total Oil, Gas & Consumable Fuels		14,509,040

Pharmaceuticals - 1.9%
Endo Pharmaceuticals Holdings, Inc.*	170,786	6,001,420
Medicis Pharmaceutical Corp. — Class A	135,113	5,197,797

Total Pharmaceuticals		11,199,217

	SHARES	MARKET VALUE

Professional Services - 0.6%
FTI Consulting, Inc.*	96,572	$3,509,427

Total Professional Services		3,509,427

Real Estate Investment Trusts (REITs) - 2.2%
Essex Property Trust, Inc.	17,312	2,734,777
Federal Realty Investment Trust	37,673	3,792,164
Home Properties, Inc.	43,492	2,655,187
Taubman Centers, Inc.	51,925	4,007,571

Total Real Estate Investment Trusts (REITs)		13,189,699

Road & Rail - 0.7%
JB Hunt Transport Services, Inc.	79,874	4,419,428

Total Road & Rail		4,419,428

Semiconductors & Semiconductor Equipment - 2.7%
Lam Research Corp.*	132,752	5,529,121
Semtech Corp.*	180,500	4,920,430
Silicon Laboratories, Inc.*	171,725	6,094,520

Total Semiconductors & Semiconductor Equipment		16,544,071

Software - 7.7%
ACI Worldwide, Inc.*	88,596	3,531,437
Advent Software, Inc.*	81,483	2,199,226
ANSYS, Inc.*	93,889	6,297,135
Concur Technologies, Inc.*	95,902	5,424,217
Factset Research Systems, Inc.	64,527	6,766,301
Informatica Corp.*	163,186	7,509,820
MICROS Systems, Inc.*	69,759	3,964,404
Rovi Corp.*	210,735	6,027,021
Solera Holdings, Inc.	102,696	4,615,158

Total Software		46,334,719

Specialty Retail - 4.3%
Advance Auto Parts, Inc.	108,665	9,975,447
PetSmart, Inc.	114,543	6,673,275
Tractor Supply Co.	96,960	9,541,834

Total Specialty Retail		26,190,556

Textiles, Apparel & Luxury Goods - 6.4%
Carter’s, Inc.*	171,178	9,294,965
Deckers Outdoor Corp.*	86,768	4,426,036
PVH Corp.	101,608	9,022,790
Under Armour, Inc. — Class A*	101,254	9,915,804
Warnaco Group, Inc.(The)*	108,407	5,741,235

Total Textiles, Apparel & Luxury Goods		38,400,830

Trading Companies & Distributors - 2.0%
MSC Industrial Direct Co. — Class A	66,145	4,875,548
Watsco, Inc.	97,517	7,016,348

Total Trading Companies & Distributors		11,891,896

Total Common Stocks (Cost $542,764,928)		602,103,495

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	25

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	April 30, 2012

GUGGENHEIM S&P MIDCAP 400 PURE GROWTH ETF

	SHARES	MARKET VALUE

SHORT TERM INVESTMENTS - 0.1%
SSgA Government Money Market Fund	567,728	$567,728

Total Short Term Investments (Cost $567,728)		567,728

Total Investments - 100.0%[a] (Cost $543,332,656)		602,671,223

Other Assets and Liabilities, net - 0.0%[b]		(111,695)

Net Assets - 100.0%		$602,559,528

*	Non-Income Producing Security.
[a]	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.
[b]	Amount represents less than 0.05% of net assets.

26	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2012

GUGGENHEIM S&P SMALLCAP 600 PURE VALUE ETF

	SHARES	MARKET VALUE

COMMON STOCKS - 99.9%
Aerospace & Defense - 0.7%
AAR Corp.	33,950	$524,527

Total Aerospace & Defense		524,527

Airlines - 1.0%
SkyWest, Inc.	86,837	780,665

Total Airlines		780,665

Auto Components - 1.1%
Spartan Motors, Inc.	108,007	469,830
Superior Industries International, Inc.	21,861	374,042

Total Auto Components		843,872

Automobiles - 0.6%
Winnebago Industries, Inc.*	45,132	440,037

Total Automobiles		440,037

Building Products - 2.1%
Apogee Enterprises, Inc.	18,028	276,910
Griffon Corp.	55,402	549,034
Universal Forest Products, Inc.	20,606	770,664

Total Building Products		1,596,608

Capital Markets - 2.4%
Calamos Asset Management, Inc. — Class A	16,816	217,263
Investment Technology Group, Inc.*	45,122	460,244
Piper Jaffray Cos.*	28,349	687,463
Prospect Capital Corp.	18,678	203,964
SWS Group, Inc.	45,375	255,915

Total Capital Markets		1,824,849

Chemicals - 2.4%
A. Schulman, Inc.	26,327	647,907
OM Group, Inc.*	31,106	750,277
PolyOne Corp.	32,286	447,484

Total Chemicals		1,845,668

Commercial Banks - 3.0%
First BanCorp*	94,755	403,656
First Commonwealth Financial Corp.	70,860	455,630
PrivateBancorp, Inc.	20,546	323,189
Susquehanna Bancshares, Inc.	45,514	471,980
United Community Banks, Inc.*	31,231	293,884
Wintrust Financial Corp.	10,455	377,739

Total Commercial Banks		2,326,078

Commercial Services & Supplies - 2.0%
ABM Industries, Inc.	18,802	437,711
G&K Services, Inc. — Class A	8,016	263,406
Geo Group, Inc. (The)*	10,793	223,523
United Stationers, Inc.	11,145	316,072
Viad Corp.	16,644	300,923

Total Commercial Services & Supplies		1,541,635

	SHARES	MARKET VALUE

Communications Equipment - 1.0%
Bel Fuse, Inc. — Class B	13,751	$244,630
Black Box Corp.	23,749	536,965

Total Communications Equipment		781,595

Computers & Peripherals - 1.3%
Avid Technology, Inc.*	31,789	276,246
Intevac, Inc.*	58,301	469,906
Novatel Wireless, Inc.*	96,518	278,937

Total Computers & Peripherals		1,025,089

Construction & Engineering - 2.4%
Aegion Corp.*	22,578	412,048
Comfort Systems USA, Inc.	33,946	359,149
EMCOR Group, Inc.	7,969	233,651
Orion Marine Group, Inc.*	118,541	820,304

Total Construction & Engineering		1,825,152

Distributors - 2.2%
VOXX International Corp.*	134,063	1,701,259

Total Distributors		1,701,259

Diversified Consumer Services - 3.3%
Career Education Corp.*	142,300	1,014,599
Corinthian Colleges, Inc.*	159,398	612,089
Lincoln Educational Services Corp.	123,945	909,756

Total Diversified Consumer Services		2,536,444

Electrical Equipment - 0.7%
EnerSys*	10,962	383,122
Powell Industries, Inc.*	5,775	188,323

Total Electrical Equipment		571,445

Electronic Equipment, Instruments & Components - 7.2%
Anixter International, Inc.*	3,749	257,106
Benchmark Electronics, Inc.*	51,724	821,377
Brightpoint, Inc.*	39,467	241,538
Checkpoint Systems, Inc.*	32,777	359,236
CTS Corp.	38,345	411,442
Insight Enterprises, Inc.*	43,897	891,548
Plexus Corp.*	9,200	297,804
Radisys Corp.*	108,953	691,852
Scansource, Inc.*	10,885	358,770
SYNNEX Corp.*	25,603	975,218
TTM Technologies, Inc.*	22,531	232,745

Total Electronic Equipment, Instruments & Components		5,538,636

Energy Equipment & Services - 1.8%
Exterran Holdings, Inc.*	55,942	755,777
Matrix Service Co.*	45,411	619,860

Total Energy Equipment & Services		1,375,637

Food & Staples Retailing - 2.6%
Andersons, Inc. (The)	12,519	630,957
Nash Finch Co.	28,879	724,863
Spartan Stores, Inc.	33,964	619,164

Total Food & Staples Retailing		1,974,984

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	27

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM S&P SMALLCAP 600 PURE VALUE ETF

	SHARES	MARKET VALUE

Food Products - 1.1%
Seneca Foods Corp. — Class A*	36,256	$844,402

Total Food Products		844,402

Gas Utilities - 0.2%
Laclede Group, Inc. (The)	4,731	186,307

Total Gas Utilities		186,307

Health Care Equipment & Supplies - 1.1%
Invacare Corp.	20,390	323,182
Natus Medical, Inc.*	22,219	271,961
Symmetry Medical, Inc.*	30,986	220,310

Total Health Care Equipment & Supplies		815,453

Health Care Providers & Services - 10.7%
Almost Family, Inc.*	45,471	1,108,583
Amedisys, Inc.*	95,407	1,405,345
Cross Country Healthcare, Inc.*	122,814	566,173
Gentiva Health Services, Inc.*	176,481	1,461,263
Healthways, Inc.*	148,923	993,316
Kindred Healthcare, Inc.*	85,478	824,008
LHC Group, Inc.*	41,554	735,921
Molina Healthcare, Inc.*	26,482	679,263
PharMerica Corp.*	37,688	447,357

Total Health Care Providers & Services		8,221,229

Hotels, Restaurants & Leisure - 5.0%
Boyd Gaming Corp.*	133,809	1,028,991
Jack in the Box, Inc.*	8,162	185,441
Marriott Vacations Worldwide Corp.*	51,883	1,532,105
Red Robin Gourmet Burgers, Inc.*	6,364	226,940
Ruby Tuesday, Inc.*	92,788	630,959
Ruth’s Hospitality Group, Inc*	39,208	271,319

Total Hotels, Restaurants & Leisure		3,875,755

Household Durables - 3.0%
American Greetings Corp. — Class A	44,408	710,528
La-Z-Boy, Inc.*	21,835	329,054
M/I Homes, Inc.*	37,494	498,670
Standard Pacific Corp.*	106,220	537,473
Universal Electronics, Inc.*	13,532	228,961

Total Household Durables		2,304,686

Household Products - 0.9%
Central Garden and Pet Co. — Class A*	68,173	728,769

Total Household Products		728,769

Industrial Conglomerates - 0.3%
Standex International Corp.	5,283	232,769

Total Industrial Conglomerates		232,769

Insurance - 6.6%
Delphi Financial Group, Inc. — Class A	11,494	522,057

	SHARES	MARKET VALUE

Horace Mann Educators Corp.	57,335	$1,006,229
Meadowbrook Insurance Group, Inc.	31,535	278,454
National Financial Partners Corp.*	13,172	194,287
Presidential Life Corp.	47,020	544,492
Safety Insurance Group, Inc.	5,859	233,481
Selective Insurance Group, Inc.	26,119	456,821
Stewart Information Services Corp.	71,132	1,047,063
Tower Group, Inc.	22,913	494,463
United Fire Group, Inc.	20,698	356,420

Total Insurance		5,133,767

Internet Software & Services - 0.5%
United Online, Inc.	85,493	405,237

Total Internet Software & Services		405,237

IT Services - 0.7%
CIBER, Inc.*	64,800	269,568
NCI, Inc. — Class A*	58,541	290,363

Total IT Services		559,931

Leisure Equipment & Products - 1.0%
Callaway Golf Co.	94,849	581,424
Jakks Pacific, Inc.	11,579	220,812

Total Leisure Equipment & Products		802,236

Machinery - 1.2%
Briggs & Stratton Corp.	28,383	513,732
Lydall, Inc.*	38,152	402,504

Total Machinery		916,236

Media - 1.4%
Digital Generation, Inc.*	36,984	343,211
E.W. Scripps Co. — Class A*	36,637	335,595
Harte-Hanks, Inc.	22,898	192,343
Live Nation Entertainment, Inc.*	24,043	217,830

Total Media		1,088,979

Metals & Mining - 2.5%
A.M. Castle & Co.*	32,573	436,152
AK Steel Holding Corp.	22,838	169,458
Century Aluminum Co.*	34,960	321,632
Materion Corp.*	17,450	431,189
Olympic Steel, Inc.	18,543	391,814
SunCoke Energy, Inc.*	13,030	198,317

Total Metals & Mining		1,948,562

Multiline Retail - 2.5%
Fred’s, Inc. — Class A	40,204	575,721
Tuesday Morning Corp.*	326,343	1,318,426

Total Multiline Retail		1,894,147

Oil, Gas & Consumable Fuels - 0.4%
Overseas Shipholding Group, Inc.	29,041	339,780

Total Oil, Gas & Consumable Fuels		339,780

Paper & Forest Products - 1.2%
Neenah Paper, Inc.	15,231	434,998
Wausau Paper Corp.	53,921	488,524

Total Paper & Forest Products		923,522

28	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	April 30, 2012

GUGGENHEIM S&P SMALLCAP 600 PURE VALUE ETF

	SHARES	MARKET VALUE

Professional Services - 2.1%
CDI Corp.	38,805	$688,400
Insperity, Inc.	6,981	190,372
Kelly Services, Inc. — Class A	53,826	753,026

Total Professional Services		1,631,798

Real Estate Investment Trusts (REITs) - 0.7%
Cedar Reality Trust, Inc.	61,518	321,124
Parkway Properties, Inc.	25,608	253,263

Total Real Estate Investment Trusts (REITs)		574,387

Road & Rail - 0.4%
Arkansas Best Corp.	20,076	307,966

Total Road & Rail		307,966

Semiconductors & Semiconductor Equipment - 2.0%
Advanced Energy Industries, Inc.*	22,013	262,835
Cohu, Inc.	33,788	370,992
DSP Group, Inc.*	30,058	196,580
Pericom Semiconductor Corp.*	36,548	287,267
Sigma Designs, Inc.*	79,192	436,348

Total Semiconductors & Semiconductor Equipment		1,554,022

Specialty Retail - 11.6%
Big 5 Sporting Goods Corp.	67,809	567,561
Brown Shoe Co., Inc.	90,723	826,487
Cabela’s, Inc.*	6,544	247,429
Christopher & Banks Corp.	157,905	295,282
Coldwater Creek, Inc.*	376,181	372,419
Group 1 Automotive, Inc.	10,310	596,743
Haverty Furniture Cos., Inc.	29,091	349,092
Lithia Motors, Inc. — Class A	17,353	465,581
MarineMax, Inc.*	118,227	1,260,300
OfficeMax, Inc.*	190,554	886,076

	SHARES	MARKET VALUE

PEP Boys-Manny Moe & Jack	48,201	$719,641
Sonic Automotive, Inc. — Class A	39,782	669,133
Stage Stores, Inc.	46,458	709,414
Stein Mart, Inc.*	107,713	691,517
Zale Corp.*	96,455	264,287

Total Specialty Retail		8,920,962

Textiles, Apparel & Luxury Goods - 4.1%
Perry Ellis International, Inc.*	68,619	1,283,862
Quiksilver, Inc.*	193,772	670,451
Skechers U.S.A., Inc. — Class A*	64,802	1,209,853

Total Textiles, Apparel & Luxury Goods		3,164,166

Tobacco - 0.3%
Alliance One International, Inc.*	67,636	239,431

Total Tobacco		239,431

Trading Companies & Distributors - 0.6%
Lawson Products, Inc.	29,878	435,024

Total Trading Companies & Distributors		435,024

Total Common Stocks (Cost $77,860,368)		77,103,703

SHORT TERM INVESTMENTS - 0.2%
SSgA Government Money Market Fund	116,556	116,556

Total Short Term Investments (Cost $116,556)		116,556

Total Investments - 100.1%[a] (Cost $77,976,924)		77,220,259

Other Assets and Liabilities, net - (0.1)%		(76,326)

Net Assets - 100.0%		$77,143,933

*	Non-Income Producing Security.
[a]	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	29

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2012

GUGGENHEIM S&P SMALLCAP 600 PURE GROWTH ETF

	SHARES	MARKET VALUE

COMMON STOCKS - 99.9%
Aerospace & Defense - 3.1%
Aerovironment, Inc.*	8,434	$205,115
American Science & Engineering, Inc.	11,707	764,584
Cubic Corp.	14,374	664,510
National Presto Industries, Inc.	5,500	405,460
Teledyne Technologies, Inc.*	6,569	424,489

Total Aerospace & Defense		2,464,158

Air Freight & Logistics - 0.3%
Forward Air Corp.	7,417	250,546

Total Air Freight & Logistics		250,546

Airlines - 1.2%
Allegiant Travel Co.*	15,706	922,885

Total Airlines		922,885

Beverages - 0.8%
Boston Beer Co., Inc. — Class A*	6,472	668,687

Total Beverages		668,687

Biotechnology - 2.9%
ArQule, Inc.*	68,308	481,571
Cubist Pharmaceuticals, Inc.*	16,691	705,695
Momenta Pharmaceuticals, Inc.*	47,361	752,093
Spectrum Pharmaceuticals, Inc.*	33,433	355,393

Total Biotechnology		2,294,752

Capital Markets - 0.6%
Financial Engines, Inc.*	21,467	490,306

Total Capital Markets		490,306

Chemicals - 1.9%
Balchem Corp.	11,948	345,297
Hawkins, Inc.	14,711	510,913
Innophos Holdings, Inc.	12,755	627,164

Total Chemicals		1,483,374

Commercial Services & Supplies - 0.9%
Portfolio Recovery Associates, Inc.*	11,024	758,672

Total Commercial Services & Supplies		758,672

Communications Equipment - 0.8%
Netgear, Inc.*	8,714	335,489
ViaSat, Inc.*	6,857	331,193

Total Communications Equipment		666,682

Computers & Peripherals - 0.7%
Synaptics, Inc.*	17,436	535,460

Total Computers & Peripherals		535,460

Consumer Finance - 2.7%
Cash America International, Inc.	12,609	589,470
EZCORP, Inc. — Class A*	17,600	471,504
First Cash Financial Services, Inc.*	8,604	352,420
World Acceptance Corp.*	11,194	744,513

Total Consumer Finance		2,157,907

	SHARES	MARKET VALUE

Diversified Consumer Services - 3.0%
American Public Education, Inc.*	17,185	$596,663
Capella Education Co.*	19,827	648,541
Coinstar, Inc.*	17,632	1,107,114

Total Diversified Consumer Services		2,352,318

Diversified Telecommunication Services - 0.6%
Atlantic Tele-Network, Inc.	15,005	511,070

Total Diversified Telecommunication Services		511,070

Electrical Equipment - 1.5%
AZZ, Inc.	8,165	422,212
Franklin Electric Co., Inc.	9,340	468,401
II-VI, Inc.*	16,315	332,989

Total Electrical Equipment		1,223,602

Electronic Equipment, Instruments & Components - 3.6%
Cognex Corp.	13,059	525,625
DTS, Inc.*	17,672	551,366
FARO Technologies, Inc.*	5,252	294,007
Littelfuse, Inc.	9,980	625,446
MTS Systems Corp.	8,300	398,151
OSI Systems, Inc.*	6,824	456,253

Total Electronic Equipment, Instruments & Components		2,850,848

Energy Equipment & Services - 2.1%
Lufkin Industries, Inc.	5,291	406,560
OYO Geospace Corp.*	3,568	411,105
SEACOR Holdings, Inc.*	9,073	843,154

Total Energy Equipment & Services		1,660,819

Food & Staples Retailing - 0.9%
Casey’s General Stores, Inc.	12,739	717,843

Total Food & Staples Retailing		717,843

Food Products - 2.3%
J&J Snack Foods Corp.	9,944	557,461
Sanderson Farms, Inc.	13,120	677,123
TreeHouse Foods, Inc.*	10,121	582,059

Total Food Products		1,816,643

Gas Utilities - 0.4%
South Jersey Industries, Inc.	6,083	299,588

Total Gas Utilities		299,588

Health Care Equipment & Supplies - 5.7%
Abaxis, Inc.*	10,821	385,444
Analogic Corp.	8,562	584,014
Cyberonics, Inc.*	16,682	638,921
Haemonetics Corp.*	10,637	761,290
ICU Medical, Inc.*	15,208	798,268
Neogen Corp.*	16,010	624,230
NuVasive, Inc.*	43,583	722,170

Total Health Care Equipment & Supplies		4,514,337

30	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM S&P SMALLCAP 600 PURE GROWTH ETF

	SHARES	MARKET VALUE

Health Care Providers & Services - 6.7%
Air Methods Corp.*	7,509	$631,582
Chemed Corp.	11,111	670,438
CorVel Corp.*	13,858	602,684
Ensign Group, Inc. (The)	18,257	487,645
IPC The Hospitalist Co., Inc.*	16,254	624,316
Landauer, Inc.	10,125	533,790
Magellan Health Services, Inc.*	15,761	697,897
MWI Veterinary Supply, Inc.*	11,747	1,108,917

Total Health Care Providers & Services		5,357,269

Health Care Technology - 2.6%
Computer Programs & Systems, Inc.	11,914	709,955
Medidata Solutions, Inc.*	29,447	762,972
Quality Systems, Inc.	15,942	596,231

Total Health Care Technology		2,069,158

Hotels, Restaurants & Leisure - 6.1%
Biglari Holdings, Inc.*	1,769	718,798
BJ’s Restaurants, Inc.*	14,564	629,019
Buffalo Wild Wings, Inc.*	12,620	1,058,187
CEC Entertainment, Inc.	15,130	578,269
DineEquity, Inc.*	14,008	680,509
Papa John’s International, Inc.*	9,219	371,341
Peet’s Coffee & Tea, Inc.*	10,832	832,114

Total Hotels, Restaurants & Leisure		4,868,237

Household Durables - 0.5%
iRobot Corp.*	15,469	365,223

Total Household Durables		365,223

Household Products - 0.4%
WD-40 Co.	6,769	305,146

Total Household Products		305,146

Insurance - 1.7%
Infinity Property & Casualty Corp.	10,972	586,014
ProAssurance Corp.	5,312	467,934
RLI Corp.	4,660	320,981

Total Insurance		1,374,929

Internet & Catalog Retail - 0.3%
Blue Nile, Inc.*	7,415	224,526

Total Internet & Catalog Retail		224,526

Internet Software & Services - 4.2%
comScore, Inc.*	14,729	293,402
InfoSpace, Inc.*	47,525	528,953
j2 Global, Inc.	9,903	255,794
Liquidity Services, Inc.*	5,484	292,462
LivePerson, Inc.*	20,986	333,258
LogMeIn, Inc.*	16,000	576,160
OpenTable, Inc.*	16,126	721,316
Stamps.com, Inc.*	12,028	349,173

Total Internet Software & Services		3,350,518

	SHARES	MARKET VALUE

IT Services - 2.5%
CACI International, Inc. — Class A*	12,800	$782,464
Forrester Research, Inc.	7,638	270,767
Higher One Holdings, Inc.*	20,672	325,998
MAXIMUS, Inc.	13,353	590,870

Total IT Services		1,970,099

Leisure Equipment & Products - 1.2%
Sturm Ruger & Co., Inc.	16,651	950,273

Total Leisure Equipment & Products		950,273

Machinery - 1.1%
Lindsay Corp.	5,819	388,651
Toro Co. (The)	6,480	463,061

Total Machinery		851,712

Media - 0.5%
Arbitron, Inc.	9,929	377,798

Total Media		377,798

Oil, Gas & Consumable Fuels - 2.2%
Approach Resources, Inc.*	10,222	366,765
Contango Oil & Gas Co.*	11,632	631,152
GeoResources, Inc.*	19,087	719,771

Total Oil, Gas & Consumable Fuels		1,717,688

Paper & Forest Products - 1.1%
Deltic Timber Corp.	7,103	433,851
Schweitzer-Mauduit International, Inc.	6,002	407,056

Total Paper & Forest Products		840,907

Personal Products - 0.7%
Medifast, Inc.*	30,738	590,784

Total Personal Products		590,784

Pharmaceuticals - 3.8%
Akorn, Inc.*	25,686	311,571
Hi-Tech Pharmacal Co., Inc.*	21,038	685,628
Medicines Co. (The)*	29,727	656,669
Questcor Pharmaceuticals, Inc.*	15,091	677,586
Salix Pharmaceuticals Ltd.*	5,922	292,547
ViroPharma, Inc.*	17,922	389,804

Total Pharmaceuticals		3,013,805

Professional Services - 1.3%
Dolan Co. (The)*	65,217	522,388
Exponent, Inc.*	10,497	501,757

Total Professional Services		1,024,145

Real Estate Investment Trusts (REITs) - 1.2%
EastGroup Properties, Inc.	5,416	272,425
Mid-America Apartment Communities, Inc.	5,036	342,801
PS Business Parks, Inc.	5,385	367,526

Total Real Estate Investment Trusts (REITs)		982,752

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	31

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	April 30, 2012

GUGGENHEIM S&P SMALLCAP 600 PURE GROWTH ETF

	SHARES	MARKET VALUE

Semiconductors & Semiconductor Equipment - 10.0%
Cabot Microelectronics Corp.	9,197	$316,193
CEVA, Inc.*	9,151	202,145
Cirrus Logic, Inc.*	40,705	1,114,503
Cymer, Inc.*	8,601	445,876
Entropic Communications, Inc.*	92,653	391,922
Exar Corp.*	85,228	675,006
GT Advanced Technologies, Inc.*	53,436	347,868
Hittite Microwave Corp.*	14,729	788,591
Kulicke & Soffa Industries, Inc.*	65,056	852,234
Power Integrations, Inc.	16,858	638,581
Rubicon Technology, Inc.*	51,722	488,773
Veeco Instruments, Inc.*	32,540	982,383
Volterra Semiconductor Corp.*	20,642	678,915

Total Semiconductors & Semiconductor Equipment		7,922,990

Software - 7.5%
Blackbaud, Inc.	8,920	276,342
CommVault Systems, Inc.*	14,832	772,302
Ebix, Inc.	22,515	460,432
Interactive Intelligence Group*	13,306	394,656
JDA Software Group, Inc.*	9,821	283,630
Manhattan Associates, Inc.*	7,027	352,404
MicroStrategy, Inc. — Class A*	4,955	692,610
Netscout Systems, Inc.*	17,357	359,116
OPNET Technologies, Inc.	11,366	263,237
Sourcefire, Inc.*	18,157	925,825
Synchronoss Technologies, Inc.*	8,735	273,406
Tyler Technologies, Inc.*	13,937	556,783
Websense, Inc.*	18,716	388,170

Total Software		5,998,913

	SHARES	MARKET VALUE

Specialty Retail - 6.0%
Buckle, Inc. (The)	14,861	$686,281
Children’s Place Retail Stores, Inc. (The)*	7,700	354,046
Genesco, Inc.*	8,795	659,625
Hibbett Sports, Inc.*	12,152	725,718
JOS A Bank Clothiers, Inc.*	13,184	626,899
Monro Muffler Brake, Inc.	13,532	558,330
Rue21, Inc.*	20,402	619,201
Vitamin Shoppe, Inc.*	11,190	526,713

Total Specialty Retail		4,756,813

Textiles, Apparel & Luxury Goods - 1.9%
Steven Madden Ltd.*	17,314	748,138
True Religion Apparel, Inc.*	16,330	443,523
Wolverine World Wide, Inc.	7,287	305,689

Total Textiles, Apparel & Luxury Goods		1,497,350

Water Utilities - 0.4%
American States Water Co.	8,489	309,339

Total Water Utilities		309,339

Total Common Stocks (Cost $75,305,032)		79,360,871

SHORT TERM INVESTMENTS - 0.1%
SSgA Government Money Market Fund	45,037	45,037

Total Short Term Investments (Cost $45,037)		45,037

Total Investments - 100.0%[a] (Cost $75,350,069)		79,405,908

Other Assets and Liabilities, net - 0.0%[b]		(17,925)

Net Assets - 100.0%		$79,387,983

*	Non-Income Producing Security.
[a]	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.
[b]	Amount represents less than 0.05% of net assets.

32	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)	April 30, 2012

	Guggenheim Russell Top 50® ETF	Guggenheim S&P 500 Pure Value ETF	Guggenheim S&P 500 Pure Growth ETF	Guggenheim S&P MidCap 400 Pure Value ETF

ASSETS
Investments at market value*	$484,845,903	$93,237,617	$321,268,237	$35,559,247
Receivables:
Investments sold	—	123,385	—	432,672
Fund shares sold	5,119,129	—	—	—
Dividends	548,255	63,732	113,989	12,107
Total assets	490,513,287	93,424,734	321,382,226	36,004,026

LIABILITIES
Payables:
Investments purchased	5,111,014	197,426	—	449,901
Accrued management fees	76,631	26,638	90,467	10,934
Total liabilities	5,187,645	224,064	90,467	460,835
NET ASSETS	$485,325,642	$93,200,670	$321,291,759	$35,543,191

NET ASSETS CONSIST OF:
Paid-in capital	$553,191,007	$99,858,494	$304,933,273	$36,489,125
Undistributed net investment income	739,997	94,108	62,879	11,475
Accumulated net realized loss on investment securities	(67,675,096)	(6,848,996)	(17,505,956)	(2,791,779)
Net unrealized appreciation (depreciation) on investment securities	(930,266)	97,064	33,801,563	1,834,370
NET ASSETS	$485,325,642	$93,200,670	$321,291,759	$35,543,191
Shares outstanding (unlimited shares authorized), no par value	4,750,785	3,002,836	6,550,299	1,000,499
Net asset value, offering price and repurchase price per share	$102.16	$31.04	$49.05	$35.53
*Total cost of investments	$485,776,169	$93,140,553	$287,466,674	$33,724,877

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	33

STATEMENT OF ASSETS AND LIABILITIES (Unaudited) (concluded)	April 30, 2012

	Guggenheim S&P MidCap 400 Pure Growth ETF	Guggenheim S&P SmallCap 600 Pure Value ETF	Guggenheim S&P SmallCap 600 Pure Growth ETF

ASSETS
Investments at market value*	$602,671,223	$77,220,259	$79,405,908
Receivables:
Investments sold	—	637,821	—
Dividends	59,983	18,504	4,867
Total assets	602,731,206	77,876,584	79,410,775

LIABILITIES
Payables:
Investments purchased	—	710,699	—
Accrued management fees	171,678	21,952	22,792
Total liabilities	171,678	732,651	22,792
NET ASSETS	$602,559,528	$77,143,933	$79,387,983

NET ASSETS CONSIST OF:
Paid-in capital	$582,703,721	$101,950,658	$77,973,174
Undistributed (distributions in excess) of net investment income	(31,052)	20,892	(3,425)
Accumulated net realized loss on investment securities	(39,451,708)	(24,070,952)	(2,637,605)
Net unrealized appreciation (depreciation) on investment securities	59,338,567	(756,665)	4,055,839
NET ASSETS	$602,559,528	$77,143,933	$79,387,983
Shares outstanding (unlimited shares authorized), no par value	6,700,021	1,950,040	1,450,004
Net asset value, offering price and repurchase price per share	$89.93	$39.56	$54.75
*Total cost of investments	$543,332,656	$77,976,924	$75,350,069

34	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended April 30, 2012

	Guggenheim Russell Top 50® ETF	Guggenheim S&P 500 Pure Value ETF	Guggenheim S&P 500 Pure Growth ETF	Guggenheim S&P MidCap 400 Pure Value ETF

INVESTMENT INCOME
Dividends	$5,489,266	$831,618	$1,576,400	$345,951
Interest	6	1	12	—
Total income	5,489,272	831,619	1,576,412	345,951

EXPENSES
Management fee	462,860	147,009	503,039	69,587
	462,860	147,009	503,039	69,587
Net investment income	5,026,412	684,610	1,073,373	276,364

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	(939,285)	(304,125)	(18,426,127)	(1,137,920)
In-kind Redemptions	33,570,582	1,637,601	3,527,365	1,182,720
Net realized gain (loss)	32,631,297	1,333,476	(14,898,762)	44,800
Net change in unrealized appreciation on:
Investment securities	24,055,450	5,638,730	41,661,810	5,410,215
Net realized and unrealized gain on investments	56,686,747	6,972,206	26,763,048	5,455,015
Net increase in net assets resulting from operations	$61,713,159	$7,656,816	$27,836,421	$5,731,379

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	35

STATEMENT OF OPERATIONS (Unaudited) (concluded)

For the Six Months Ended April 30, 2012

	Guggenheim S&P MidCap 400 Pure Growth ETF	Guggenheim S&P SmallCap 600 Pure Value ETF	Guggenheim S&P SmallCap 600 Pure Growth ETF

INVESTMENT INCOME
Dividends	$1,462,423	$378,069	$305,143
Interest	4	—	1
Total income	1,462,427	378,069	305,144

EXPENSES
Management fee	1,028,998	122,607	113,069
	1,028,998	122,607	113,069
Net investment income	433,429	255,462	192,075

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	(54,244,070)	(3,073,716)	(2,143,451)
In-kind redemptions	16,979,841	—	437,622
Net realized loss	(37,264,229)	(3,073,716)	(1,705,829)
Net change in unrealized appreciation on:
Investment securities	82,735,691	9,759,258	8,152,107
Net realized and unrealized gain on investments	45,471,462	6,685,542	6,446,278
Net increase in net assets resulting from operations	$45,904,891	$6,941,004	$6,638,353

36	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Guggenheim Russell Top 50® ETF		Guggenheim S&P 500 Pure Value ETF
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011

OPERATIONS
Net investment income	$5,026,412	$7,875,126	$684,610	$1,288,269
Net realized gain (loss) on investments	32,631,297	(1,000,821)	1,333,476	1,122,980
Net change in unrealized appreciation (depreciation) on investments	24,055,450	19,318,113	5,638,730	(2,290,115)
Net increase in net assets resulting from operations	61,713,159	26,192,418	7,656,816	121,134

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(5,076,826)	(7,603,764)	(672,022)	(1,211,677)

SHAREHOLDER TRANSACTIONS
Proceeds from shares purchased	179,271,892	150,183,009	17,479,492	60,757,533
Value of shares redeemed	(204,991,871)	(38,031,580)	(10,813,895)	(35,992,276)
Net increase (decrease) in net assets resulting from share transactions	(25,719,979)	112,151,429	6,665,597	24,765,257
Increase in net assets	30,916,354	130,740,083	13,650,391	23,674,714

NET ASSETS
Beginning of period	454,409,288	323,669,205	79,550,279	55,875,565
End of period[1]	$485,325,642	$454,409,288	$93,200,670	$79,550,279
[1] Including undistributed net investment income	$739,997	$790,411	$94,108	$81,520

CHANGES IN SHARES OUTSTANDING:
Shares purchased	1,900,000	1,700,000	550,000	2,000,000
Shares redeemed	(2,200,000)	(450,000)	(350,000)	(1,350,000)
Shares outstanding, beginning of period	5,050,785	3,800,785	2,802,836	2,152,836
Shares outstanding, end of period	4,750,785	5,050,785	3,002,836	2,802,836

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	37

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Guggenheim S&P 500 Pure Growth ETF		Guggenheim S&P MidCap 400 Pure Value ETF
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011

OPERATIONS
Net Investment Income	$1,073,373	$1,020,216	$276,364	$588,491
Net realized gain (loss) on investments	(14,898,762)	23,480,072	44,800	1,240,256
Net change in unrealized appreciation (depreciation) on investments	41,661,810	(23,088,187)	5,410,215	(2,426,037)
Net increase (decrease) in net assets resulting from operations	27,836,421	1,412,101	5,731,379	(597,290)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,025,692)	(996,112)	(293,225)	(566,319)

SHAREHOLDER TRANSACTIONS
Proceeds from shares purchased	55,143,833	259,891,376	3,130,358	10,618,563
Value of shares redeemed	(26,551,559)	(141,889,014)	(8,696,285)	(16,872,735)
Net increase (decrease) in net assets resulting from share transactions	28,592,274	118,002,362	(5,565,927)	(6,254,172)
Increase (decrease) in net assets	55,403,003	118,418,351	(127,773)	(7,417,781)

NET ASSETS
Beginning of period	265,888,756	147,470,405	35,670,964	43,088,745
End of period[1]	$321,291,759	$265,888,756	$35,543,191	$35,670,964
[1] Including undistributed net investment income	$62,879	$15,198	$11,475	$28,336

CHANGES IN SHARES OUTSTANDING:
Shares purchased	1,200,000	5,700,000	100,000	300,000
Shares redeemed	(600,000)	(3,400,000)	(250,000)	(550,000)
Shares outstanding, beginning of period	5,950,299	3,650,299	1,150,499	1,400,499
Shares outstanding, end of period	6,550,299	5,950,299	1,000,499	1,150,499

38	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Guggenheim S&P MidCap 400 Pure Growth ETF		Guggenheim S&P SmallCap 600 Pure Value ETF
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011

OPERATIONS
Net investment income	$433,429	$494,420	$255,462	$444,600
Net realized gain (loss)	(37,264,229)	69,090,697	(3,073,716)	3,386,071
Net change in unrealized appreciation (depreciation) on Investments	82,735,691	(51,357,329)	9,759,258	849,778
Net increase in net assets resulting from operations	45,904,891	18,227,788	6,941,004	4,680,449

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(464,481)	(494,945)	(234,570)	(444,287)

SHAREHOLDER TRANSACTIONS
Proceeds from shares purchased	74,690,949	689,925,224	8,307,891	14,049,940
Value of shares redeemed	(170,817,803)	(346,841,356)	—	(43,539,405)
Net increase (decrease) in net assets resulting from share transactions	(96,126,854)	343,083,868	8,307,891	(29,489,465)
Increase (decrease) in net assets	(50,686,444)	360,816,711	15,014,325	(25,253,303)

NET ASSETS
Beginning of period	653,245,972	292,429,261	62,129,608	87,382,911
End of period[1]	$602,559,528	$653,245,972	$77,143,933	$62,129,608
[1] Including undistributed (distributions in excess) of net investment income	$(31,052)	$—	$20,892	$—

CHANGES IN SHARES OUTSTANDING:
Shares purchased	900,000	8,250,000	200,000	350,000
Shares redeemed	(2,150,000)	(4,450,000)	—	(1,150,000)
Shares outstanding, beginning of period	7,950,021	4,150,021	1,750,040	2,550,040
Shares outstanding, end of period	6,700,021	7,950,021	1,950,040	1,750,040

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	39

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Guggenheim S&P SmallCap 600 Pure Growth ETF
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011

OPERATIONS
Net investment income	$192,075	$12,081
Net realized loss on investments	(1,705,829)	(1,667,405)
Net change in unrealized appreciation (depreciation) on investments	8,152,107	(6,355,046)
Net increase (decrease) in net assets resulting from operations	6,638,353	(8,010,370)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(195,500)	(46,996)

SHAREHOLDER TRANSACTIONS
Proceeds from shares purchased	40,808,973	103,804,934
Value of shares redeemed	(2,736,392)	(78,204,381)
Net increase in net assets resulting from share transactions	38,072,581	25,600,553
Increase in net assets	44,515,434	17,543,187

NET ASSETS
Beginning of period	34,872,549	17,329,362
End of period[1]	$79,387,983	$34,872,549
[1] Including undistributed (distributions in excess) of net investment income	$(3,425)	$—

CHANGES IN SHARES OUTSTANDING:
Shares purchased	800,000	1,950,000
Shares redeemed	(50,000)	(1,650,000)
Shares outstanding, beginning of period	700,004	400,004
Shares outstanding, end of period	1,450,004	700,004

40	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

GUGGENHEIM RUSSELL TOP 50® ETF

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007
Per Share Operating Performance:
Net asset value at beginning of period	$89.97	$85.16	$78.90	$76.29	$116.47	$104.15
Net investment income*	1.03	1.87	1.72	1.95	2.34	2.15
Net realized and unrealized gain (loss) on investments	12.20	4.74	6.26	2.61	(40.20)	12.25

Total from investment operations	13.23	6.61	7.98	4.56	(37.86)	14.40
Distributions to shareholders from:
Net investment income	(1.04)	(1.80)	(1.72)	(1.95)	(2.32)	(2.08)
Net asset value at end of period	$102.16	$89.97	$85.16	$78.90	$76.29	$116.47

Total Return**	14.77%	7.80%	10.22%	6.35%	(32.92% )	13.96%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$485,326	$454,409	$323,669	$315,662	$434,878	$681,355
Ratio to average net assets of:
Expenses	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	2.17%	2.08%	2.09%	2.79%	2.37%	1.96%
Portfolio turnover rate†	1%	6%	9%	12%	10%	8%

*	Based on average shares outstanding.
**	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	41

GUGGENHEIM S&P 500 PURE VALUE ETF

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007
Per Share Operating Performance:
Net asset value at beginning of period	$28.38	$25.95	$21.46	$17.98	$34.46	$32.66
Net investment income*	0.24	0.42	0.35	0.49	1.00	0.75
Net realized and unrealized gain (loss) on investments	2.66	2.40	4.49	3.53	(16.44)	1.80

Total from investment operations	2.90	2.82	4.84	4.02	(15.44)	2.55
Distributions to shareholders from:
Net investment income	(0.24)	(0.39)	(0.35)	(0.54)	(1.04)	(0.75)
Net asset value at end of period	$31.04	$28.38	$25.95	$21.46	$17.98	$34.46

Total Return**	10.24%	10.84%	22.67%	23.73%	(45.76% )	7.79%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$93,201	$79,550	$55,876	$30,101	$17,994	$39,635
Ratio to average net assets of:
Expenses	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.63%	1.44%	1.38%	2.92%	3.63%	2.15%
Portfolio turnover rate†	34%	23%	27%	45%	53%	26%

*	Based on average shares outstanding.
**	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

42	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

GUGGENHEIM S&P 500 PURE GROWTH ETF

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007
Per Share Operating Performance:
Net asset value at beginning of period	$44.68	$40.40	$30.85	$24.40	$39.59	$35.30
Net investment income*	0.17	0.18	0.13	0.18	0.20	0.25
Net realized and unrealized gain (loss) on investments	4.36	4.28	9.57	6.46	(15.19)	4.26

Total from investment operations	4.53	4.46	9.70	6.64	(14.99)	4.51
Distributions to shareholders from:
Net investment income	(0.16)	(0.18)	(0.15)	(0.19)	(0.20)	(0.22)
Net asset value at end of period	$49.05	$44.68	$40.40	$30.85	$24.40	$39.59

Total Return**	10.16%	11.06%	31.51%	27.41%	(38.00% )	12.79%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$321,292	$265,889	$147,470	$38,568	$24,398	$63,340
Ratio to average net assets of:
Expenses	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	0.75%	0.41%	0.37%	0.69%	0.57%	0.66%
Portfolio turnover rate†	34%	21%	31%	27%	30%	24%

*	Based on average shares outstanding.
**	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	43

GUGGENHEIM S&P MIDCAP 400 PURE VALUE ETF

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007
Per Share Operating Performance:
Net asset value at beginning of period	$31.00	$30.77	$24.20	$20.24	$35.76	$33.27
Net investment income*	0.23	0.41	0.36	0.59	0.87	0.82
Net realized and unrealized gain (loss) on investments	4.54	0.22	6.57	3.92	(15.54)	2.48

Total from investment operations	4.77	0.63	6.93	4.51	(14.67)	3.30
Distributions to shareholders from:
Net investment income	(0.24)	(0.40)	(0.36)	(0.55)	(0.84)	(0.81)
Net asset value at end of period	$35.53	$31.00	$30.77	$24.20	$20.24	$35.76

Total Return**	15.41%	2.03%	28.75%	23.32%	(41.75% )	9.94%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$35,543	$35,671	$43,089	$22,997	$10,126	$21,458
Ratio to average net assets of:
Expenses	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.39%	1.22%	1.20%	2.90%	2.87%	2.28%
Portfolio turnover rate†	42%	49%	35%	57%	64%	46%

*	Based on average shares outstanding.
**	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

44	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

GUGGENHEIM S&P MIDCAP 400 PURE GROWTH ETF

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007
Per Share Operating Performance:
Net asset value at beginning of period	$82.17	$70.46	$52.89	$39.10	$59.75	$50.10
Net investment income*	0.06	0.07	0.02	0.09	0.02	0.33
Net realized and unrealized gain (loss) on investments	7.77	11.72	17.59	13.79	(20.63)	9.73

Total from investment operations	7.83	11.79	17.61	13.88	(20.61)	10.06
Distributions to shareholders from:
Net investment income	(0.07)	(0.08)	(0.04)	(0.09)	(0.04)	(0.27)
Net realized gains	—	—	—	—	—	(0.14)

Total distributions	(0.07)	(0.08)	(0.04)	(0.09)	(0.04)	(0.41)
Net asset value at end of period	$89.93	$82.17	$70.46	$52.89	$39.10	$59.75

Total Return**	9.53%	16.73%	33.32%	35.59%	(34.52% )	20.17%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$602,560	$653,246	$292,429	$108,432	$17,596	$20,914
Ratio to average net assets of:
Expenses	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	0.15%	0.09%	0.03%	0.19%	0.04%	0.60%
Portfolio turnover rate†	41%	45%	51%	29%	52%	53%

*	Based on average shares outstanding.
**	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	45

GUGGENHEIM S&P SMALLCAP 600 PURE VALUE ETF

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007
Per Share Operating Performance:
Net asset value at beginning of period	$35.50	$34.27	$28.50	$23.21	$37.38	$40.13
Net investment income*	0.14	0.20	0.20	0.32	0.79	0.74
Net realized and unrealized gain (loss) on investments	4.04	1.23	5.78	5.29	(14.26)	(2.85)

Total from investment operations	4.18	1.43	5.98	5.61	(13.47)	(2.11)
Distributions to shareholders from:
Net investment income	(0.12)	(0.20)	(0.21)	(0.32)	(0.70)	(0.62)
Net realized gains	—	—	—	—	—	(0.02)

Total distributions	(0.12)	(0.20)	(0.21)	(0.32)	(0.70)	(0.64)
Net asset value at end of period	$39.56	$35.50	$34.27	$28.50	$23.21	$37.38

Total Return**	11.76%	4.16%	21.07%	25.00%	(36.48% )	(5.38% )
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$77,144	$62,130	$87,383	$108,284	$25,527	$22,426
Ratio to average net assets of:
Expenses	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	0.73%	0.53%	0.60%	1.18%	2.57%	1.78%
Portfolio turnover rate†	44%	76%	62%	43%	50%	37%

*	Based on average shares outstanding.
**	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

46	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

GUGGENHEIM S&P SMALLCAP 600 PURE GROWTH ETF

FINANCIAL HIGHLIGHTS (concluded)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007
Per Share Operating Performance:
Net asset value at beginning of period	$49.82	$43.32	$34.13	$29.03	$44.92	$39.10
Net investment income*	0.16	0.02	0.06	0.06	0.17	—
Net realized and unrealized gain (loss) on investments	4.90	6.57	9.18	5.13	(15.87)	5.84

Total from investment operations	5.06	6.59	9.24	5.19	(15.70)	5.84
Distributions to shareholders from:
Net investment income	(0.13)	(0.09)	(0.05)	(0.09)	(0.19)	(0.02)
Net asset value at end of period	$54.75	$49.82	$43.32	$34.13	$29.03	$44.92

Total Return**	10.16%	15.22%	27.11%	17.93%	(35.05% )	14.93%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$79,388	$34,873	$17,329	$11,945	$7,257	$11,229
Ratio to average net assets of:
Expenses	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	0.59%	0.03%	0.14%	0.21%	0.44%	—%
Portfolio turnover rate†	42%	33%	55%	46%	63%	51%

*	Based on average shares outstanding.
**	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	47

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.    Organization

Rydex ETF Trust (the “Trust”) is an open-end, management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware statutory trust on November 22, 2002. As of April 30, 2012, the Trust offers twenty-six portfolios, each of which represents a separate series of beneficial interest in the Trust (each a “Fund”, and collectively, the “Funds”). The financial statements herein relate to the following Funds: Guggenheim Russell Top 50® ETF, Guggenheim S&P 500 Pure Value ETF, Guggenheim S&P 500 Pure Growth ETF, Guggenheim S&P MidCap 400 Pure Value ETF, Guggenheim S&P 400 Pure Growth ETF, Guggenheim S&P SmallCap 600 Pure Value ETF and Guggenheim S&P SmallCap 600 Pure Growth ETF. Guggenheim Russell Top 50® ETF commenced operations on May 4, 2005. Guggenheim S&P 500 Pure Value ETF, Guggenheim S&P 500 Pure Growth ETF, Guggenheim S&P MidCap 400 Pure Value ETF, Guggenheim S&P MidCap 400 Pure Growth ETF, Guggenheim S&P SmallCap 600 Pure Value ETF and Guggenheim S&P SmallCap 600 Pure Growth ETF commenced operations on March 1, 2006.

The Funds’ investment objective is to replicate as closely as possible, before fees and expenses, the daily performance of an index representing publicly traded equity securities (the “Underlying Index”). The Guggenheim Russell Top 50® ETF tracks the Russell Top 50® Index. The Guggenheim S&P 500 Pure Value ETF tracks the S&P 500 Pure Value Index, the Guggenheim S&P 500 Pure Growth ETF tracks the S&P 500 Pure Growth Index, the Guggenheim S&P MidCap 400 Pure Value ETF tracks the S&P MidCap 400 Pure Value Index, the Guggenheim S&P MidCap 400 Pure Growth ETF tracks the S&P MidCap 400 Pure Growth Index, the Guggenheim S&P SmallCap 600 Pure Value ETF tracks the S&P SmallCap 600 Pure Value Index and the Guggenheim S&P SmallCap 600 Pure Growth ETF tracks the S&P SmallCap 600 Pure Growth Index. The Funds seek to achieve their objective by investing in common stocks or ETFs, where applicable, that comprise the Underlying Index. The Funds use a “replication” strategy to track the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index.

The Funds operate as index funds and are not actively managed. Adverse performance of a security in the Funds’ portfolio will ordinarily not result in the elimination of the security from the Funds’ portfolio.

The Funds issue and redeem shares on a continuous basis, at Net Asset Value per share (“NAV”), only in aggregation of 50,000 shares called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index.

Guggenheim Investments (“GI”) provides advisory services and Rydex Distributors, LLC (“RDL”) acts as principal underwriter for the Trust. GI and RDL are affiliated entities.

2.    Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A.    Security Valuation

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) using general information as to how these securities and assets trade; and (ii) using other information and considerations, including current values in related markets.

B.    Security Transactions and Income Recognition

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

C.    Repurchase Agreements

The Funds may enter into repurchase agreements with financial institutions. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during

48	GUGGENHEIM ETFS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the time the Fund’s money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by GI. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of the Funds right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds could suffer a loss. It is the current policy of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Funds, amounts to more than 15% of a Funds net assets. The investments of the Funds in repurchase agreements, at times, may be substantial when, in the view of GI, liquidity or other considerations so warrant. For the period ended April 30, 2012, the Funds had not engaged in repurchase agreement transactions.

D.    Federal Income Taxes

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for Federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years (fiscal years 2008-2011), and has concluded that no provision for income tax was required in the Funds’ financial statements.

The RIC Modernization Act of 2010 was signed into law on December 22, 2010 and seeks to simplify some of the tax provisions applicable to regulated investment companies and the tax reporting to their shareholders, and to improve the tax efficiency of certain fund structures. The changes are generally effective for taxable years beginning after the date of enactment.

One of the more prominent changes addresses capital loss carryforwards. Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital loss carryforwards may potentially expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For the period ended April 30, 2012, the Funds realized net capital gains resulting from in-kind redemptions and other transactions. Because gains from in-kind redemptions are non-taxable to the Funds, and are not distributed to existing Fund shareholders, the gains are reclassified from accumulated net realized gains to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV. The in-kind net capital gains for the period ended April 30, 2012 are disclosed in the Fund’s Statement of Operations.

At April 30, 2012, the identified cost of investments in securities owned by each Fund for Federal income tax purposes and the gross unrealized appreciation and depreciation were as follows:

	Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized (Depreciation)
Guggenheim Russell Top 50® ETF	$485,776,169	$46,101,517	$(47,031,783)	$(930,266)
Guggenheim S&P 500 Pure Value ETF	93,140,553	6,066,868	(5,969,804)	97,064
Guggenheim S&P 500 Pure Growth ETF	287,466,674	45,557,533	(11,755,970)	33,801,563
Guggenheim S&P Midcap 400 Pure Value ETF	33,724,877	3,513,868	(1,679,498)	1,834,370
Guggenheim S&P Midcap 400 Pure Growth ETF	543,332,656	89,011,820	(29,673,253)	59,338,567
Guggenheim S&P Smallcap 600 Pure Value ETF	77,976,924	7,607,344	(8,364,009)	(756,665)
Guggenheim S&P Smallcap 600 Pure Growth ETF	75,350,069	7,427,762	(3,371,923)	4,055,839

E.    Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or, in the absence of a principal market, the most

GUGGENHEIM ETFS SEMI-ANNUAL REPORT	49

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 —	quoted prices in active markets for identical securities.

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds’ net assets as of April 30, 2012:

Fund	Level 1 Investments in Securities	Level 2 Investments in Securities	Level 3 Investments in Securities	Total
Guggenheim Russell Top 50® ETF	$484,845,903	$—	$—	$484,845,903
Guggenheim S&P 500 Pure Value ETF	93,237,617	—	—	93,237,617
Guggenheim S&P 500 Pure Growth ETF	321,268,237	—	—	321,268,237
Guggenheim S&P MidCap 400 Pure Value ETF	35,559,247	—	—	35,559,247
Guggenheim S&P MidCap 400 Pure Growth ETF	602,671,223	—	—	602,671,223
Guggenheim S&P SmallCap 600 Pure Value ETF	77,220,259	—	—	77,220,259
Guggenheim S&P SmallCap 600 Pure Growth ETF	79,405,908	—	—	79,405,908

For the period ended April 30, 2012, there were no transfers between levels.

F.    Dividends and Distributions

Distributions of net investment income and net realized gains, if any, in all the Funds, are declared at least annually and recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

G.    Risk and Uncertainties

The Funds invest in various investments which are exposed to risk, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect amounts reported in the financial statements. The Guggenheim Russell Top 50® ETF is a non-diversified fund, subjecting it to a greater risk than a fund that is diversified.

H.    Risk Disclosure

Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience the Funds expect the risk of loss to be remote.

3.    Advisory, Administration and Other Transactions with Affiliates

GI determines the composition of the portfolio of securities that must be delivered in exchange for the issuance of Creation Units and periodically adjusts the composition of the portfolio of the Funds to conform to changes in the composition of the relevant index. For these services, GI receives a management fee at the annual rate shown below as a percentage of the average daily net assets of the Funds.

Advisory Fee
Guggenheim Russell Top 50® ETF	0.20%
Guggenheim S&P 500 Pure Value ETF	0.35%
Guggenheim S&P 500 Pure Growth ETF	0.35%
Guggenheim S&P MidCap 400 Pure Value ETF	0.35%
Guggenheim S&P MidCap 400 Pure Growth ETF	0.35%
Guggenheim S&P SmallCap 600 Pure Value ETF	0.35%
Guggenheim S&P SmallCap 600 Pure Growth ETF	0.35%

GI pays all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except: interest, taxes, distribution fees or expenses and extraordinary expenses.

Under an Administration Agreement, State Street Bank and Trust Company (the “Administrator”) provides various administrative and accounting services for the maintenance and operations of the Funds. Under a Custodian Agreement with the Trust, the Administrator maintains cash, securities and

50	GUGGENHEIM ETFS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

other assets of the Funds in separate accounts for each Fund, keeps all necessary accounts and records, and provides other services. The Administrator is required, upon the order of the Trust, to deliver securities held by the Custodian and to make payments for securities purchased by the Trust for the Funds. Pursuant to a Transfer Agency and Service Agreement with the Trust, the Administrator acts as a transfer agent for the Trust’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. GI compensates the Administrator directly for the foregoing services.

The Funds have adopted a Distribution Plan (the “Plan”) that allows the Funds to pay distribution fees to RDL and other firms that provide distribution services (“Service Providers”). If a Service Provider provides distribution services, the Funds will pay distribution fees to RDL at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. RDL will, in turn, pay the Service Provider out of its fees. No such fee is currently charged to the Funds.

4.    Capital

At April 30, 2012, there were an unlimited number of no par value shares of beneficial interest authorized. There is a minimum transaction fee per transaction to those persons purchasing or redeeming Creation Units. An additional charge of up to three times the standard transaction fee may be imposed for purchases and redemptions effected outside the National Securities Clearing Corporation usual clearing process or for cash. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV of the Fund on the transaction date. Transaction fees are not charged to or paid by the Funds. The minimum transaction fees are:

Minimum Transaction Fee
Guggenheim Russell Top 50® ETF	$500
Guggenheim S&P 500 Pure Value ETF	1,000
Guggenheim S&P 500 Pure Growth ETF	1,000
Guggenheim S&P MidCap 400 Pure Value ETF	750
Guggenheim S&P MidCap 400 Pure Growth ETF	750
Guggenheim S&P SmallCap 600 Pure Value ETF	1,000
Guggenheim S&P SmallCap 600 Pure Growth ETF	1,000

5.    Investment Transactions

For the period ended April 30, 2012, the Funds had investment transactions in-kind associated with subscriptions and redemptions as follows:

	Subscriptions	Redemptions
Guggenheim Russell Top 50® ETF	178,670,203	204,409,246
Guggenheim S&P 500 Pure Value ETF	17,450,694	10,794,081
Guggenheim S&P 500 Pure Growth ETF	55,121,084	26,521,975
Guggenheim S&P MidCap 400 Pure Value ETF	3,124,192	8,686,567
Guggenheim S&P MidCap 400 Pure Growth ETF	74,675,840	170,775,071
Guggenheim S&P SmallCap 600 Pure Value ETF	8,290,896	—
Guggenheim S&P SmallCap 600 Pure Growth ETF	40,735,432	2,728,541

Purchases and sales of investment securities (excluding short-term investments, U.S. government and government agency obligations) for the Funds were as follows:

	Purchases	Sales
Guggenheim Russell Top 50® ETF	$6,073,884	$5,638,934
Guggenheim S&P 500 Pure Value ETF	28,423,576	31,857,144
Guggenheim S&P 500 Pure Growth ETF	98,320,919	98,031,643
Guggenheim S&P MidCap 400 Pure Value ETF	16,341,131	17,803,075
Guggenheim S&P MidCap 400 Pure Growth ETF	260,697,666	243,944,473
Guggenheim S&P SmallCap 600 Pure Value ETF	30,865,787	31,042,923
Guggenheim S&P SmallCap 600 Pure Growth ETF	28,939,105	26,998,264

There were no purchases or sales of U.S. government or government agency obligations for the period ended April 30, 2012.

6.    Legal Proceedings

Tribune Company

Rydex ETF Trust has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons (In re Tribune Co.), Adv. Pro. No. 10-54010 (Bankr. D. Del.), as a result of ownership of shares in the Tribune Company (“Tribune”) in 2007 by certain series of the Rydex ETF Trust when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In its complaint, the Unsecured Creditors Committee (the “UCC”) has alleged that, in connection with the LBO, insiders and major shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune insolvent. The UCC

GUGGENHEIM ETFS SEMI-ANNUAL REPORT	51

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO, and is attempting to obtain from these individuals and entities the proceeds paid out in connection with the LBO. This adversary proceeding in the Bankruptcy Court has been stayed pending further order of the Bankruptcy Court.

In June 2011, a group of Tribune creditors, not including the UCC, filed multiple actions involving state law constructive fraudulent conveyance claims against former Tribune shareholders. Rydex ETF Trust also has been named as a defendant in one or more of these suits. These cases have been consolidated in a multidistrict litigation proceeding in the United States District Court for the Southern District of New York and have been stayed pending further order of that court or of the Bankruptcy Court.

None of these lawsuits allege any wrongdoing on the part of Rydex ETF Trust. The following series of Rydex ETF Trust held shares of Tribune and tendered these shares as part of Tribune’s LBO: Guggenheim S&P 500 Pure Value ETF (the “Fund”). The value of the proceeds received by the foregoing Funds was $197,050. At this stage of the proceedings, Rydex ETF Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on the Fund’s net asset value.

Lyondell Chemical Company

Rydex ETF Trust has been named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust v. Fund 1 (In re Lyondell Co.), Adversary Proceeding No. 10-4609 (Bankr. S.D.N.Y.). In this action, the creditors of Lyondell Chemical Company (“Lyondell”) are seeking to recover money paid in connection with a pre-bankruptcy distribution by Lyondell to its shareholders pursuant to a December 2007 merger transaction. When the merger closed on December 20, 2007, all outstanding shares of Lyondell stock were converted into the right to receive $48 in cash. The creditors allege that the merged company, LyondellBasell Industries AF S.C.A., and many of its affiliates and subsidiaries filed for bankruptcy as a direct consequence of the merger transaction. The creditors allege that the shareholder payments constituted a fraud on creditors and should be paid back, and are advancing claims of constructive fraudulent transfer and intentional fraudulent transfer under state law.

This lawsuit does not allege any wrongdoing on the part of Rydex ETF Trust. The following series of Rydex ETF Trust received cash proceeds from the merger in the following amounts: Rydex S&P Midcap 400 Pure Value ETF Fund — $572,640. At this stage of the proceedings, Rydex ETF Trust is not able to make a reliable predication as to the outcome of this lawsuit or the effect, if any, on a fund’s net asset value.

52	GUGGENHEIM ETFS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities, during the most recent 12-month period ended June 30 is available, without charge, upon request, by calling 1.800.820.0888. The information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

At a special meeting of shareholders held on January 26, 2012, the shareholders of the Funds voted on whether to approve a new investment advisory agreement between Rydex ETF Trust and Security Investors, LLC. A description of the number of shares voted is as follows:

Fund	Shares For	Shares Against	Shares Abstained
Guggenheim Russell Top 50® ETF	2,331,830	13,474	13,969
Guggenheim S&P 500 Pure Value ETF	1,470,710	27,115	45,005
Guggenheim S&P 500 Pure Growth ETF	2,877,038	31,565	27,507
Guggenheim S&P MidCap 400 Pure Value ETF	589,707	11,100	10,030
Guggenheim S&P MidCap 400 Pure Growth ETF	2,934,561	40,028	32,740
Guggenheim S&P SmallCap 600 Pure Value ETF	100,975	11	—
Guggenheim S&P SmallCap 600 Pure Growth ETF	297,409	4,342	4,050

At a special meeting of shareholders held on November 22, 2011, the shareholders of the Funds also voted on whether to approve the election of nominees to the Board of Trustees. A description of the number of shares voted is as follows:

Donald C. Cacciapaglia		Corey A. Colehour		J. Kenneth Dalton
For	72,100,198	For	72,258,142	For	72,216,847
Withhold	2,135,025	Withhold	1,977,081	Withhold	2,018,376
Total	74,235,223	Total	74,235,223	Total	74,235,223

John O. Demaret		Richard M. Goldman		Werner E. Keller
For	72,234,406	For	72,161,702	For	72,220,467
Withhold	2,000,817	Withhold	2,073,521	Withhold	2,014,756
Total	74,235,223	Total	74,235,223	Total	74,235,223

Thomas F. Lydon		Patrick T. McCarville		Roger Somers
For	72,247,608	For	72,174,312	For	72,250,544
Withhold	1,987,615	Withhold	2,060,911	Withhold	1,984,679
Total	74,235,223	Total	74,235,223	Total	74,235,223

At a special meeting of shareholders held on January 26, 2012, the shareholders of the Funds also voted on whether to approve a “manager of managers” arrangement for each of the Funds. Although shareholder votes were placed, not enough votes were received to meet the minimum requirements to constitute a majority vote. As such, the matter was closed.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1.800.820.0888.

Office Locations

The offices of Guggenheim Investments can be found in the following locations:

40 East 52nd Street

16th Floor

New York, NY 10022

(Headquarters)

Four Irvington Centre

805 King Farm Boulevard

Suite 600

Rockville, MD 20850

9401 Indian Creek Parkway

40 Corporate Woods

Suite 850

Overland Park, KS 66210

GUGGENHEIM ETFS SEMI-ANNUAL REPORT	53

OTHER INFORMATION  (Unaudited) (concluded)

Premium/Discount Information

Information about the differences between the daily market price on secondary markets for Shares and the NAV of each Fund can be found at www.guggenheimfunds.com.

Guggenheim Transaction

On September 20, 2011, Guggenheim Capital, LLC agreed to purchase the indirect holding company of Security Investors, LLC, the Fund’s investment manager (the “Investment Manager”) (the “Transaction”). Guggenheim Capital, LLC’s subsidiary, Guggenheim Partners, LLC (“Guggenheim”), is a global, independent, privately-held, diversified financial services firm with more than 1,500 dedicated professionals. The Transaction closed on February 29, 2012.

The Transaction should not result in material changes to the day-to-day management and operation of the Fund or any increase in fees.

In anticipation of the Transaction, the Board of Trustees of the Fund (the “Board”) called a special meeting of shareholders (the “Meeting”), at which shareholders of the Fund of record as of October 3, 2011 were asked to consider the approval of a new investment management agreement between the Fund and the Investment Manager (the “New Agreement”). This approval was necessary because, under the Investment Company Act of 1940 (the “1940 Act”), the Transaction could result in the termination of the Fund’s current investment management agreement with the Investment Manager (the “Current Agreement”). The Fund’s shareholders approved the New Agreement, the terms of which are substantially identical to the corresponding Current Agreement, except with respect to the date of execution.

Election of Board Members

The Board also approved a proposal to elect nine individuals to the Board. The Board proposed the election of the following nominees: Donald C. Cacciapaglia, Corey A. Colehour, J. Kenneth Dalton, John O. Demaret, Richard M. Goldman, Werner E. Keller, Thomas F. Lydon, Patrick T. McCarville and Roger Somers. Each of the nominees, other than Mr. Cacciapaglia, currently serves as a Trustee. In connection with the Transaction, the Board believes that expanding the Board to include Mr. Cacciapaglia, who is a member of senior management of Guggenheim’s investment management business, and who would serve on other boards in the Guggenheim Investments family of funds, would be appropriate. The Trusts’ shareholders ultimately approved the aforementioned proposal.

54	GUGGENHEIM ETFS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.

All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.

TRUSTEE AND OFFICER

Name, Position and Year of Birth	Length of Service As Trustee (Year Began)	Number of Funds Overseen
Donald C. Cacciapaglia*	Rydex Series Funds – 2012	148
Trustee, President (1951)	Rydex Variable Trust – 2012
	Rydex Dynamic Funds – 2012
	Rydex ETF Trust – 2012

Principal Occupations During Past Five Years: Security Investors, LLC: President and CEO from April 2012 to present; Guggenheim Investments: President and Chief Administrative Officer from February 2010 to present; Channel Capital Group, Inc.: Chairman and CEO from April 2002 to February 2010.

INDEPENDENT TRUSTEES

Name, Position and Year of Birth	Length of Service As Trustee (Year Began)	Number of Funds Overseen
Corey A. Colehour	Rydex Series Funds – 1993	148
Trustee (1945)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired; Member of the Audit, Governance and Nominating Committees (1995 to present)

J. Kenneth Dalton	Rydex Series Funds – 1995	148
Trustee (1941)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired; Member of the Governance and Nominating Committees (1995 to present); Chairman of the Audit Committee (1997 to present); Member of the Risk Oversight Committee (2010 to present)

John O. Demaret	Rydex Series Funds – 1997	148
Trustee, Chairman of the	Rydex Variable Trust – 1998
Board (1941)	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired; Member of the Audit Committee (1997 to present); Member of the Risk Oversight Committee (2010 to present)

Werner E. Keller	Rydex Series Funds – 2005	148
Trustee (1940)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Founder and President of Keller Partners, LLC (registered investment adviser) (2005 to present); Member of the Audit, Governance and Nominating Committees (2005 to present); Chairman and Member of the Risk Oversight Committee (2010 to present)

GUGGENHEIM ETFS SEMI-ANNUAL REPORT	55

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

TRUSTEE AND OFFICER – concluded

Name, Position and Year of Birth	Length of Service As Trustee (Year Began)	Number of Funds Overseen
Thomas F. Lydon, Jr.	Rydex Series Funds – 2005	148
Trustee (1960)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: President, Global Trends Investments (1996 to present); Member of the Audit, Governance and Nominating Committees (2005 to present)

Patrick T. McCarville	Rydex Series Funds – 1997	148
Trustee (1942)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: CEO, Par Industries, Inc., d/b/a Par Leasing (1977 to 2010); Chairman of the Governance and Nominating Committees (1997 to present); Member of the Audit Committee (1997 to present)

Roger Somers	Rydex Series Funds – 1993	148
Trustee (1944)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Founder and CEO of Arrow Limousine (1965 to present); Member of the Audit, Governance and Nominating Committees (1995 to present)

EXECUTIVE OFFICERS

Name, Position and Year of Birth	Principal Occupations During Past Five Years

Michael P. Byrum* Vice President (1970)

Current: President, Security Benefit Asset Management Holdings, LLC; Senior Vice President, Security Investors, LLC; President and Chief Investment Officer, Rydex Holdings, LLC; Director and Chairman of the Board, Advisor Research Center, Inc.; Manager, Rydex Specialized Products, LLC

Previous: Rydex Distributors, LLC (f/k/a Rydex Distributors, Inc.), Vice President (2009); Rydex Fund Services, LLC, Director (2009-2010), Secretary (2002- 2010), Executive Vice President (2002- 2006); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.), Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010), Secretary (2002-2010); Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010), Secretary (2002-2010); Rydex Capital Partners, LLC, President and Secretary (2003-2007); Rydex Capital Partners II, LLC, (2003-2007); Rydex Holdings, LLC (f/k/a Rydex Holdings, Inc.), Secretary (2005-2008), Executive Vice President (2005-2006); Advisor Research Center, Inc., Secretary (2006-2009), Executive Vice President (2006); Rydex Specialized Products, LLC, Secretary (2005-2008)

56	GUGGENHEIM ETFS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

EXECUTIVE OFFICERS – concluded

Name, Position and Year of Birth	Principal Occupations During Past Five Years

Nikolaos Bonos* Vice President and Treasurer (1963)

Current: Senior Vice President, Security Investors, LLC; Chief Executive Officer and Manager, Rydex Specialized Products, LLC; Chief Executive Officer and President, Rydex Fund Services, LLC; Vice President, Rydex Holdings, LLC; Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund and Security Mid Cap Growth Fund; Vice President, Security Benefit Asset Management Holdings, LLC

Previous: Guggenheim Investments, LLC, Senior Vice President (2010-2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) Senior Vice President (2006-2011); Rydex Fund Services, LLC (f/k/a Rydex Fund Services, Inc.), Director (2009), Senior Vice President (2003-2006); Rydex Specialized Products, LLC, Chief Financial Officer (2005-2009)

Elisabeth Miller* Chief Compliance Officer (1968)

Current: Chief Compliance Officer, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, Rydex ETF Trust, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund, SBL Fund, Security Investors, LLC, and Rydex Distributors, LLC

Previous: Senior Manager, Security Investors, LLC and Rydex Distributors, LLC (2004-2009).

Amy J. Lee* Vice President and Assistant Secretary (1960)

Current: Senior Vice President and Secretary, Security Investors, LLC; Secretary and Chief Compliance Officer, Security Distributors, Inc.; Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation; Associate General Counsel, First Security Benefit Life Insurance and Annuity of New York; Vice President and Secretary, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund and Security Mid Cap Growth Fund; Vice President and Secretary, Rydex Holdings, LLC; Secretary, Advisor Research Center, Inc., Rydex Specialized Products, LLC, Rydex Distributors, LLC and Rydex Fund Services, LLC; Assistant Secretary, Security Benefit Clinic and Hospital

Previous: Guggenheim Investments, LLC, Senior Vice President and Secretary (2007- 2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) and Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Senior Vice President and Secretary (2010- 2011); Brecek and Young Advisors, Inc., Director (2004-2008)

Joseph M. Arruda* Assistant Treasurer (1966)

Current: Assistant Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund and Security Mid Cap Growth Fund; Vice President, Security Investors, LLC; Chief Financial Officer and Manager, Rydex Specialized Products, LLC

Previous: Guggenheim Investments, LLC, Vice President (2010-2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) and Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Vice President (2004-2011)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a) (19) of the 1940 Act, inasmuch as this person is affiliated with Guggenheim Investments.

GUGGENHEIM ETFS SEMI-ANNUAL REPORT	57

805 King Farm Boulevard, Suite 600

Rockville, MD 20850

www.rydex-sgi.com

800.820.0888

ETF2-SEMI-0412x1012

APRIL 30, 2012

GUGGENHEIM ETFS

SEMI-ANNUAL REPORT

RSU GUGGENHEIM 2x S&P 500 ETF

RSW GUGGENHEIM INVERSE 2x S&P 500 ETF

GUGGENHEIM ETFS SEMI-ANNUAL REPORT	1

LETTER TO OUR SHAREHOLDERS

To Our Shareholders:

A restructuring of Greece’s massive debt, continued accommodation by the world’s major central banks and better news on the U.S. economy helped support financial markets over the six months ended April 30, 2012. Market optimism peaked in early 2012, when several major equity indices pushed to multi-year highs. But the mood grew more cautious late in the period after first-quarter U.S. GDP came in lower than expected and the Federal Reserve suggested that it would not take any additional measures to stimulate the economy. “Operation Twist,” in which the Fed buys longer-dated Treasury securities in order to hold down long-term rates, is set to end in June, and recent history has shown that stocks struggle when stimulus ends.

U.S. equities last fall were rebounding from the loss of the U.S. AAA credit rating in August. But after touching the low for the period in mid-November, improving U.S. economic data and the European Central Bank’s injections of three-year loans into the continent’s banking system gave a boost to markets late in 2011, which carried over into a strong first quarter of 2012. The mild U.S. winter also may have pulled economic, and thus market, activity forward, a notion supported by underlying momentum in consumer spending.

Markets began to get choppy in April, and many investors remained cautious, remembering 2010 and 2011, when U.S. stocks started strong, then experienced broad-based corrections. Besides a continuation of weakness in employment and housing, adding to unsettled markets were softening economic data and concern about the “fiscal cliff” the U.S. faces in 2013 when tax rates will rise unless Congress steps in. In addition, the onset of recession in Europe is complicating that region’s efforts to manage the sovereign debt crisis. Emerging markets in the first quarter of 2012 had their best start in 20 years, but slipped in March on fears of eurozone market contagion and renewed concern that China’s economic growth might slow.

The Fed said in late April that it expected economic growth to remain moderate over coming quarters, but that the unemployment rate will subside gradually and that inflation was under control. To foster growth, the Federal Reserve has said it will leave its key interest rate close to zero at least through 2014, despite arguments by some Fed officials and investors that the Fed may have to consider raising rates much earlier than that to prevent inflation.

Signs that the U.S. economy was expanding at a slow, but sustainable, rate contributed to concern about future inflation, and both short-term and long-term Treasury yields generally moved higher over the first part of 2012. The continued accommodative stance of the Fed, combined with the slow, but stable, economic recovery, is supporting a positive outlook for U.S. fixed income, particularly among corporate issuers, as borrowing costs remain low, default rates currently hover around 2% and strong demand for primary issuance has enabled a steady wave of debt refinancing. Against an improving U.S. macroeconomic backdrop, investment-grade and high-yield corporates are expected to continue to outpace Treasuries.

Commodities, which had been slumping since mid-2011 due to slowing economic activity and the European debt crisis, rebounded in early 2012 on stronger macroeconomic data, but remain volatile. The price of a barrel of oil rose slightly over the six months ended in April, but investors have been shifting out of gold to assets with greater return potential. After peaking at above $1,900 last summer, the price per ounce has fallen back to around $1,600. The dollar strengthened slightly against a basket of other major currencies over the period, reflecting better economic performance in the U.S. versus other markets.

The U.S. economy seems to be decoupling from slowing growth in the rest of the world and from ongoing uncertainty in the European debt crisis, as well as the domestic debate over tax and spending policy. In this resiliency, we see potential in U.S. investments, including equities, high yield bonds, bank loans and other risk assets. It appears that the U.S. may have entered a period of self-sustaining, if modest, economic expansion, driven primarily by the aggressive monetary policy of the Fed and reinforced by the ECB, and is increasingly becoming the economic locomotive of the global economy.

2	GUGGENHEIM ETFS SEMI-ANNUAL REPORT

LETTER TO OUR SHAREHOLDERS (concluded)

We look forward to continuing our service to you. Thank you for investing in our funds.

Sincerely,

Donald C. Cacciapaglia

President

Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.

Read each fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at www.rydex-sgi.com or call 800.820.0888

The referenced funds are distributed by Rydex Distributors, LLC. Guggenheim Investments represents the investment management business of Guggenheim Partners, LLC, which includes Security Investors, LLC, the investment advisor to the referenced funds. Rydex Distributors, LLC, is affiliated with Guggenheim Partners, LLC and Security Investors, LLC.

GUGGENHEIM ETFS SEMI-ANNUAL REPORT	3

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

The Funds described in this report are benchmarked daily to leveraged or inverse versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6% gain and an expectation that the fund will rise by 9%. On the same day, the fund’s Net Asset Value (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0% — in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index Level	Index Performance		Fund Expectation		Fund NAV	Fund Performance		Assessment
Start	100					$10.00
Day 1	106	6.00%		9.00%		$10.90	9.00%		In Line
Day 2	99	(6.60%	)	(9.90%	)	$9.82	(9.90%	)	In Line
Cumulative		(1.00%	)	(1.50%	)		(1.80%	)	(0.30%	)

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

4	GUGGENHEIM ETFS SEMI-ANNUAL REPORT

FEES AND EXPENSES (Unaudited)

Shareholder Expense Example

As a shareholder of the Rydex ETF Trust, you incur transaction costs such as creation and redemption fees or brokerage charges, and ongoing costs including advisory fees, trustee fees and, if applicable, distribution fees. All other Trust expenses are paid by the advisor. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example in the table is based on an investment of $1,000 invested on October 31, 2011 and held for the six months ended April 30, 2012.

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Expense Ratio	Beginning Account Value 10/31/11	Ending Account Value 4/30/12	Expenses Paid During Six-Month Period* 10/31/11 to 4/30/12
Actual
Guggenheim 2x S&P 500 ETF	0.71%	$1,000.00	$1,247.10	$3.97
Guggenheim Inverse 2x S&P 500 ETF	0.71%	$1,000.00	$750.50	$3.09

Hypothetical (assuming a 5% return before expenses)
Guggenheim 2x S&P 500 ETF	0.71%	$1,000.00	$1,021.33	$3.57
Guggenheim Inverse 2x S&P 500 ETF	0.71%	$1,000.00	$1,021.33	$3.57

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

GUGGENHEIM ETFS SEMI-ANNUAL REPORT	5

PORTFOLIO SUMMARY

GUGGENHEIM 2x S&P 500 ETF

Sector Allocations*

Top 10 Holdings*
Description	% of Net Assets
Apple, Inc.	3.57%
Exxon Mobil Corp.	2.66%
International Business Machines Corp.	1.57%
Microsoft Corp.	1.56%
Chevron Corp.	1.38%
General Electric Co.	1.36%
AT&T, Inc.	1.28%
Johnson & Johnson, Inc.	1.17%
Wells Fargo & Co.	1.15%
Procter & Gamble Co. (The)	1.15%

6	GUGGENHEIM ETFS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2012

GUGGENHEIM 2x S&P 500 ETF

	SHARES	MARKET VALUE

COMMON STOCKS - 82.6%
Aerospace & Defense - 2.1%
Boeing Co. (The)	3,365	$258,432
General Dynamics Corp.	1,610	108,675
Goodrich Corp.	567	71,136
Honeywell International, Inc.	3,497	212,128
L-3 Communications Holdings, Inc.	445	32,725
Lockheed Martin Corp.	1,202	108,829
Northrop Grumman Corp.	1,138	72,013
Precision Castparts Corp.	654	115,346
Raytheon Co.	1,535	83,105
Rockwell Collins, Inc.	672	37,558
Textron, Inc.	1,261	33,593
United Technologies Corp.	4,106	335,214

Total Aerospace & Defense		1,468,754

Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	736	43,969
Expeditors International of Washington, Inc.	958	38,320
FedEx Corp.	1,420	125,301
United Parcel Service, Inc. — Class B	4,323	337,799

Total Air Freight & Logistics		545,389

Airlines - 0.0%[a]
Southwest Airlines Co.	3,488	28,881

Total Airlines		28,881

Auto Components - 0.2%
BorgWarner, Inc.*	493	38,967
Goodyear Tire & Rubber Co. (The)*	1,105	12,133
Johnson Controls, Inc.	3,071	98,180

Total Auto Components		149,280

Automobiles - 0.4%
Ford Motor Co.	17,146	193,407
Harley-Davidson, Inc.	1,031	53,952

Total Automobiles		247,359

Beverages - 2.1%
Beam, Inc.	705	40,030
Brown-Forman Corp. — Class B	447	38,598
Coca-Cola Co. (The)	10,208	779,074
Coca-Cola Enterprises, Inc.	1,355	40,813
Constellation Brands, Inc. — Class A*	775	16,740
Dr Pepper Snapple Group, Inc.	958	38,876
Molson Coors Brewing Co. — Class B	707	29,397
PepsiCo, Inc.	7,084	467,544

Total Beverages		1,451,072

Biotechnology - 1.0%
Amgen, Inc.	3,572	254,005
Biogen Idec, Inc.*	1,075	144,061

	SHARES	MARKET VALUE

Celgene Corp.*	1,979	$144,309
Gilead Sciences, Inc.*	3,416	177,666

Total Biotechnology		720,041

Building Products - 0.0%[a]
Masco Corp.	1,612	21,246

Total Building Products		21,246

Capital Markets - 1.6%
Ameriprise Financial, Inc.	1,000	54,210
Bank of New York Mellon Corp. (The)	5,436	128,561
BlackRock, Inc.	452	86,594
Charles Schwab Corp. (The)	4,874	69,698
E*Trade Financial Corp.*	1,145	12,171
Federated Investors, Inc. — Class B	415	9,163
Franklin Resources, Inc.	644	80,829
Goldman Sachs Group, Inc. (The)	2,232	257,015
Invesco Ltd.	2,013	50,003
Legg Mason, Inc.	559	14,573
Morgan Stanley	6,874	118,783
Northern Trust Corp.	1,087	51,730
State Street Corp.	2,199	101,638
T. Rowe Price Group, Inc.	1,143	72,141

Total Capital Markets		1,107,109

Chemicals - 1.9%
Air Products & Chemicals, Inc.	950	81,215
Airgas, Inc.	309	28,317
CF Industries Holdings, Inc.	297	57,339
Dow Chemical Co. (The)	5,348	181,190
Du Pont (E.I.) de Nemours & Co.	4,207	224,906
Eastman Chemical Co.	616	33,246
Ecolab, Inc.	1,313	83,625
FMC Corp.	315	34,792
International Flavors & Fragrances, Inc.	364	21,916
Monsanto Co.	2,416	184,051
Mosaic Co. (The)	1,342	70,884
PPG Industries, Inc.	685	72,089
Praxair, Inc.	1,346	155,732
Sherwin-Williams Co. (The)	388	46,669
Sigma-Aldrich Corp.	544	38,570

Total Chemicals		1,314,541

Commercial Banks - 2.4%
BB&T Corp.	3,143	100,702
Comerica, Inc.	892	28,562
Fifth Third Bancorp	4,148	59,026
First Horizon National Corp.	1,158	10,630
Huntington Bancshares, Inc.	3,898	26,078
KeyCorp	4,298	34,556
M&T Bank Corp.	570	49,174
PNC Financial Services Group, Inc.	2,379	157,775
Regions Financial Corp.	5,588	37,663

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	7

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM 2x S&P 500 ETF

	SHARES	MARKET VALUE

SunTrust Banks, Inc.	2,400	$58,272
US Bancorp	8,621	277,337
Wells Fargo & Co.	23,789	795,266
Zions Bancorp	830	16,924

Total Commercial Banks		1,651,965

Commercial Services & Supplies - 0.3%
Avery Dennison Corp.	479	15,318
Cintas Corp.	499	19,546
Iron Mountain, Inc.	771	23,415
Pitney Bowes, Inc.	903	15,468
R.R. Donnelley & Sons Co.	805	10,071
Republic Services, Inc.	1,421	38,893
Stericycle, Inc.*	384	33,254
Waste Management, Inc.	2,083	71,239

Total Commercial Services & Supplies		227,204

Communications Equipment - 1.8%
Cisco Systems, Inc.	24,297	489,584
F5 Networks, Inc.*	359	48,081
Harris Corp.	513	23,362
JDS Uniphase Corp.*	1,037	12,600
Juniper Networks, Inc.*	2,373	50,853
Motorola Mobility Holdings, Inc.*	1,191	46,235
Motorola Solutions, Inc.	1,328	67,768
QUALCOMM, Inc.	7,629	487,035

Total Communications Equipment		1,225,518

Computers & Peripherals - 4.7%
Apple, Inc.*	4,208	2,458,482
Dell, Inc.*	6,888	112,756
EMC Corp.*	9,260	261,225
Hewlett-Packard Co.	8,917	220,785
Lexmark International, Inc. — Class A	320	9,632
NetApp, Inc.*	1,638	63,603
SanDisk Corp.*	1,094	40,489
Western Digital Corp.*	1,054	40,906

Total Computers & Peripherals		3,207,878

Construction & Engineering - 0.1%
Fluor Corp.	761	43,948
Jacobs Engineering Group, Inc.*	580	25,421
Quanta Services, Inc.*	954	21,103

Total Construction & Engineering		90,472

Construction Materials - 0.0%[a]
Vulcan Materials Co.	584	25,001

Total Construction Materials		25,001

Consumer Finance - 0.8%
American Express Co.	4,580	275,762
Capital One Financial Corp.	2,496	138,478
Discover Financial Services	2,392	81,089
SLM Corp.	2,298	34,079

Total Consumer Finance		529,408

	SHARES	MARKET VALUE

Containers & Packaging - 0.1%
Ball Corp.	702	$29,316
Bemis Co., Inc.	466	15,094
Owens-Illinois, Inc.*	741	17,228
Sealed Air Corp.	867	16,629

Total Containers & Packaging		78,267

Distributors - 0.1%
Genuine Parts Co.	705	45,670

Total Distributors		45,670

Diversified Consumer Services - 0.1%
Apollo Group, Inc. — Class A*	506	17,821
DeVry, Inc.	271	8,713
H&R Block, Inc.	1,321	19,419

Total Diversified Consumer Services		45,953

Diversified Financial Services - 2.6%
Bank of America Corp.	48,414	392,638
Citigroup, Inc.	13,212	436,524
CME Group, Inc.	301	80,012
IntercontinentalExchange, Inc.*	329	43,770
JPMorgan Chase & Co.	17,219	740,073
Leucadia National Corp.	894	22,225
Moody’s Corp.	884	36,200
Nasdaq OMX Group, Inc. (The)*	562	13,808
NYSE Euronext	1,164	29,973

Total Diversified Financial Services		1,795,223

Diversified Telecommunication Services - 2.3%
AT&T, Inc.	26,746	880,211
CenturyLink, Inc.	2,796	107,814
Frontier Communications Corp.	4,490	18,140
Verizon Communications, Inc.	12,793	516,581
Windstream Corp.	2,646	29,741

Total Diversified Telecommunication Services		1,552,487

Electric Utilities - 1.5%
American Electric Power Co., Inc.	2,181	84,710
Duke Energy Corp.	6,025	129,116
Edison International	1,470	64,695
Entergy Corp.	796	52,186
Exelon Corp.	2,875	112,154
FirstEnergy Corp.	1,885	88,256
NextEra Energy, Inc.	1,879	120,914
Northeast Utilities	1,411	51,882
Pepco Holdings, Inc.	1,026	19,412
Pinnacle West Capital Corp.	494	23,885
PPL Corp.	2,613	71,465
Progress Energy, Inc.	1,333	70,942
Southern Co.	3,910	179,625

Total Electric Utilities		1,069,242

Electrical Equipment - 0.5%
Cooper Industries PLC	715	44,738

8	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM 2x S&P 500 ETF

	SHARES	MARKET VALUE

Emerson Electric Co.	3,315	$174,170
Rockwell Automation, Inc.	644	49,807
Roper Industries, Inc.	438	44,632

Total Electrical Equipment		313,347

Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp. — Class A	735	42,733
Corning, Inc.	6,866	98,527
FLIR Systems, Inc.	696	15,632
Jabil Circuit, Inc.	832	19,510
Molex, Inc.	618	17,051
TE Connectivity Ltd.	1,922	70,076

Total Electronic Equipment, Instruments & Components		263,529

Energy Equipment & Services - 1.5%
Baker Hughes, Inc.	1,973	87,029
Cameron International Corp.*	1,109	56,836
Diamond Offshore Drilling, Inc.	313	21,456
FMC Technologies, Inc.*	1,077	50,619
Halliburton Co.	4,164	142,492
Helmerich & Payne, Inc.	484	24,873
Nabors Industries Ltd.*	1,304	21,712
National-Oilwell Varco, Inc.	1,912	144,853
Noble Corp.*	1,136	43,236
Rowan Cos., Inc.*	559	19,303
Schlumberger Ltd.	6,015	445,952

Total Energy Equipment & Services		1,058,361

Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	1,963	173,078
CVS Caremark Corp.	5,873	262,053
Kroger Co. (The)	2,594	60,362
Safeway, Inc.	1,209	24,579
Sysco Corp.	2,636	76,180
Wal-Mart Stores, Inc.	7,881	464,270
Walgreen Co.	3,941	138,172
Whole Foods Market, Inc.	734	60,973

Total Food & Staples Retailing		1,259,667

Food Products - 1.5%
Archer-Daniels-Midland Co.	2,984	91,997
Campbell Soup Co.	805	27,233
ConAgra Foods, Inc.	1,860	48,025
Dean Foods Co.*	831	10,205
General Mills, Inc.	2,909	113,131
H.J. Heinz Co.	1,444	76,980
Hershey Co. (The)	692	46,371
Hormel Foods Corp.	618	17,959
J.M. Smucker Co. (The)	511	40,691
Kellogg Co.	1,111	56,183
Kraft Foods, Inc. — Class A	7,976	318,003
McCormick & Co., Inc.	600	33,546
Mead Johnson Nutrition Co.	919	78,630
Sara Lee Corp.	2,668	58,803

	SHARES	MARKET VALUE

Tyson Foods, Inc. — Class A	1,314	$23,980

Total Food Products		1,041,737

Gas Utilities - 0.1%
AGL Resources, Inc.	530	20,898
Oneok, Inc.	470	40,368

Total Gas Utilities		61,266

Health Care Equipment & Supplies - 1.5%
Baxter International, Inc.	2,528	140,076
Becton, Dickinson and Co.	948	74,371
Boston Scientific Corp.*	6,547	40,984
C.R. Bard, Inc.	380	37,605
CareFusion Corp.*	1,015	26,299
Covidien PLC	2,180	120,401
DENTSPLY International, Inc.	642	26,361
Edwards Lifesciences Corp.*	519	43,061
Intuitive Surgical, Inc.*	178	102,920
Medtronic, Inc.	4,696	179,387
St Jude Medical, Inc.	1,447	56,028
Stryker Corp.	1,460	79,672
Varian Medical Systems, Inc.*	509	32,281
Zimmer Holdings, Inc.	803	50,533

Total Health Care Equipment & Supplies		1,009,979

Health Care Providers & Services - 1.6%
Aetna, Inc.	1,581	69,627
AmerisourceBergen Corp.	1,161	43,201
Cardinal Health, Inc.	1,561	65,983
CIGNA Corp.	1,293	59,775
Coventry Health Care, Inc.	638	19,134
DaVita, Inc.*	422	37,381
Express Scripts Holding Co.*	3,605	201,123
Humana, Inc.	739	59,622
Laboratory Corp. of America Holdings*	440	38,672
McKesson Corp.	1,109	101,374
Patterson Cos., Inc.	394	13,431
Quest Diagnostics, Inc.	714	41,191
Tenet Healthcare Corp.*	1,851	9,607
UnitedHealth Group, Inc.	4,715	264,747
WellPoint, Inc.	1,508	102,273

Total Health Care Providers & Services		1,127,141

Health Care Technology - 0.1%
Cerner Corp.*	658	53,357

Total Health Care Technology		53,357

Hotels, Restaurants & Leisure - 1.7%
Carnival Corp.	2,044	66,410
Chipotle Mexican Grill, Inc.*	141	58,395
Darden Restaurants, Inc.	580	29,046
International Game Technology	1,341	20,893
Marriott International, Inc. — Class A	1,205	47,103
McDonald’s Corp.	4,595	447,783

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	9

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM 2x S&P 500 ETF

	SHARES	MARKET VALUE

Starbucks Corp.	3,400	$195,092
Starwood Hotels & Resorts Worldwide, Inc.	884	52,333
Wyndham Worldwide Corp.	658	33,124
Wynn Resorts Ltd.	360	48,024
Yum! Brands, Inc.	2,078	151,133

Total Hotels, Restaurants & Leisure		1,149,336

Household Durables - 0.2%
DR Horton, Inc.	1,257	20,552
Harman International Industries, Inc.	317	15,717
Leggett & Platt, Inc.	632	13,759
Lennar Corp. — Class A	734	20,361
Newell Rubbermaid, Inc.	1,302	23,696
Pulte Homes, Inc.*	1,518	14,937
Whirlpool Corp.	346	22,151

Total Household Durables		131,173

Household Products - 1.7%
Clorox Co. (The)	587	41,149
Colgate-Palmolive Co.	2,165	214,205
Kimberly-Clark Corp.	1,775	139,284
Procter & Gamble Co. (The)	12,424	790,663

Total Household Products		1,185,301

Independent Power Producers & Energy Traders - 0.1%
AES Corp. (The)*	2,903	36,346
NRG Energy, Inc.*	1,026	17,442

Total Independent Power Producers & Energy Traders		53,788

Industrial Conglomerates - 2.1%
3M Co.	3,134	280,054
Danaher Corp.	2,580	139,888
General Electric Co.	47,734	934,632
Tyco International Ltd.	2,081	116,806

Total Industrial Conglomerates		1,471,380

Insurance - 2.9%
ACE Ltd.	1,521	115,550
AFLAC, Inc.	2,109	94,989
Allstate Corp. (The)	2,249	74,959
American International Group, Inc.*	2,425	82,523
Aon PLC	1,467	75,991
Assurant, Inc.	394	15,894
Berkshire Hathaway, Inc. — Class B*	7,932	638,129
Chubb Corp. (The)	1,221	89,219
Cincinnati Financial Corp.	734	26,145
Genworth Financial, Inc. — Class A*	2,217	13,324
Hartford Financial Services Group, Inc.	1,987	40,833
Lincoln National Corp.	1,313	32,523
Loews Corp.	1,378	56,677

	SHARES	MARKET VALUE

Marsh & McLennan Cos., Inc.	2,453	$82,053
MetLife, Inc.	4,781	172,260
Principal Financial Group, Inc.	1,361	37,659
Progressive Corp. (The)	2,759	58,767
Prudential Financial, Inc.	2,120	128,345
Torchmark Corp.	451	21,968
Travelers Cos., Inc. (The)	1,772	113,975
Unum Group	1,310	31,099
XL Group PLC	1,422	30,587

Total Insurance		2,033,469

Internet & Catalog Retail - 0.9%
Amazon.com, Inc.*	1,643	381,012
Expedia, Inc.	428	18,245
Netflix, Inc.*	249	19,955
priceline.com, Inc.*	224	170,424
TripAdvisor, Inc.*	427	16,017

Total Internet & Catalog Retail		605,653

Internet Software & Services - 1.5%
Akamai Technologies, Inc.*	802	26,145
eBay, Inc.*	5,166	212,065
Google, Inc. — Class A*	1,143	691,778
VeriSign, Inc.	720	29,599
Yahoo!, Inc.*	5,474	85,066

Total Internet Software & Services		1,044,653

IT Services - 3.3%
Accenture PLC — Class A	2,918	189,524
Automatic Data Processing, Inc.	2,213	123,087
Cognizant Technology Solutions Corp. — Class A*	1,367	100,228
Computer Sciences Corp.	701	19,670
Fidelity National Information Services, Inc.	1,057	35,589
Fiserv, Inc.*	624	43,861
International Business Machines Corp.	5,227	1,082,407
Mastercard, Inc. — Class A	478	216,185
Paychex, Inc.	1,454	45,045
SAIC, Inc.	1,248	15,176
Teradata Corp.*	756	52,754
Total System Services, Inc.	725	17,052
Visa, Inc. — Class A	2,245	276,090
Western Union Co. (The)	2,800	51,464

Total IT Services		2,268,132

Leisure Equipment & Products - 0.1%
Hasbro, Inc.	523	19,215
Mattel, Inc.	1,530	51,408

Total Leisure Equipment & Products		70,623

Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	1,567	66,096
Life Technologies Corp.*	804	37,273
PerkinElmer, Inc.	511	14,104

10	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM 2x S&P 500 ETF

	SHARES	MARKET VALUE

Thermo Fisher Scientific, Inc.	1,652	$91,934
Waters Corp.*	402	33,812

Total Life Sciences Tools & Services		243,219

Machinery - 1.7%
Caterpillar, Inc.	2,920	300,088
Cummins, Inc.	866	100,309
Deere & Co.	1,813	149,319
Dover Corp.	828	51,882
Eaton Corp.	1,508	72,655
Flowserve Corp.	244	28,043
Illinois Tool Works, Inc.	2,182	125,203
Ingersoll-Rand PLC	1,340	56,977
Joy Global, Inc.	476	33,686
PACCAR, Inc.	1,610	69,166
Pall Corp.	521	31,057
Parker Hannifin Corp.	680	59,629
Snap-on, Inc.	264	16,511
Stanley Black & Decker, Inc.	763	55,821
Xylem, Inc.	833	23,224

Total Machinery		1,173,570

Media - 2.6%
Cablevision Systems Corp. — Class A	978	14,494
CBS Corp. — Class B	2,928	97,649
Comcast Corp. — Class A	12,162	368,873
DIRECTV — Class A*	3,052	150,372
Discovery Communications, Inc. —Class A*	1,165	63,399
Gannett Co., Inc.	1,070	14,787
Interpublic Group of Cos., Inc. (The)	2,013	23,774
McGraw-Hill Cos., Inc. (The)	1,253	61,610
News Corp. — Class A	9,710	190,316
Omnicom Group, Inc.	1,230	63,111
Scripps Networks Interactive, Inc. — Class A	431	21,645
Time Warner Cable, Inc.	1,418	114,078
Time Warner, Inc.	4,375	163,888
Viacom, Inc. — Class B	2,436	113,006
Walt Disney Co. (The)	8,084	348,501
Washington Post Co. (The) — Class B	21	7,942

Total Media		1,817,445

Metals & Mining - 0.7%
Alcoa, Inc.	4,811	46,811
Allegheny Technologies, Inc.	480	20,611
Cliffs Natural Resources, Inc.	642	39,971
Freeport-McMoRan Copper & Gold, Inc.	4,276	163,771
Newmont Mining Corp.	2,232	106,355
Nucor Corp.	1,429	56,031
Titanium Metals Corp.	371	5,479

	SHARES	MARKET VALUE

United States Steel Corp.	648	$18,358

Total Metals & Mining		457,387

Multi-utilities - 1.1%
Ameren Corp.	1,095	35,905
CenterPoint Energy, Inc.	1,922	38,844
CMS Energy Corp.	1,162	26,714
Consolidated Edison, Inc.	1,321	78,533
Dominion Resources, Inc.	2,570	134,128
DTE Energy Co.	763	43,018
Integrys Energy Group, Inc.	354	19,343
NiSource, Inc.	1,274	31,404
PG&E Corp.	1,858	82,086
Public Service Enterprise Group, Inc.	2,285	71,178
SCANA Corp.	524	24,167
Sempra Energy	1,085	70,243
TECO Energy, Inc.	973	17,533
Wisconsin Energy Corp.	1,040	38,314
Xcel Energy, Inc.	2,198	59,478

Total Multi-Utilities		770,888

Multiline Retail - 0.7%
Big Lots, Inc.*	297	10,882
Dollar Tree, Inc.*	536	54,490
Family Dollar Stores, Inc.	533	36,004
J.C. Penney Co., Inc.	651	23,475
Kohl’s Corp.	1,142	57,249
Macy’s, Inc.	1,869	76,666
Nordstrom, Inc.	722	40,331
Sears Holdings Corp.*	173	9,304
Target Corp.	3,028	175,442

Total Multiline Retail		483,843

Office Electronics - 0.1%
Xerox Corp.	6,009	46,750

Total Office Electronics		46,750

Oil, Gas & Consumable Fuels - 7.7%
Alpha Natural Resources, Inc.*	991	15,985
Anadarko Petroleum Corp.	2,250	164,723
Apache Corp.	1,735	166,456
Cabot Oil & Gas Corp.	946	33,242
Chesapeake Energy Corp.	2,989	55,117
Chevron Corp.	8,916	950,089
ConocoPhillips	5,773	413,520
CONSOL Energy, Inc.	1,023	34,005
Denbury Resources, Inc.*	1,762	33,548
Devon Energy Corp.	1,825	127,476
El Paso Corp.	3,488	103,489
EOG Resources, Inc.	1,215	133,419
EQT Corp.	676	33,678
Exxon Mobil Corp.	21,263	1,835,847
Hess Corp.	1,363	71,067
Marathon Oil Corp.	3,174	93,125
Marathon Petroleum Corp.	1,567	65,203
Murphy Oil Corp.	876	48,154

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	11

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM 2x S&P 500 ETF

	SHARES	MARKET VALUE

Newfield Exploration Co.*	597	$21,432
Noble Energy, Inc.	797	79,158
Occidental Petroleum Corp.	3,660	333,865
Peabody Energy Corp.	1,227	38,172
Pioneer Natural Resources Co.	557	64,512
QEP Resources, Inc.	800	24,648
Range Resources Corp.	711	47,395
Southwestern Energy Co.*	1,574	49,707
Spectra Energy Corp.	2,939	90,345
Sunoco, Inc.	481	23,709
Tesoro Corp.*	626	14,555
Valero Energy Corp.	2,505	61,874
Williams Cos., Inc. (The)	2,671	90,894
WPX Energy, Inc.*	897	15,760

Total Oil, Gas & Consumable Fuels		5,334,169

Paper & Forest Products - 0.1%
International Paper Co.	1,970	65,621
MeadWestvaco Corp.	771	24,533

Total Paper & Forest Products		90,154

Personal Products - 0.2%
Avon Products, Inc.	1,943	41,969
Estee Lauder Cos., Inc. (The) — Class A	1,016	66,395

Total Personal Products		108,364

Pharmaceuticals - 4.8%
Abbott Laboratories	7,093	440,192
Allergan, Inc.	1,373	131,808
Bristol-Myers Squibb Co.	7,616	254,146
Eli Lilly & Co.	4,608	190,725
Forest Laboratories, Inc.*	1,197	41,691
Hospira, Inc.*	743	26,094
Johnson & Johnson, Inc.	12,384	806,075
Merck & Co., Inc.	13,732	538,844
Mylan, Inc.*	1,926	41,813
Perrigo Co.	420	44,058
Pfizer, Inc.	34,008	779,803
Watson Pharmaceuticals, Inc.*	574	43,257

Total Pharmaceuticals		3,338,506

Professional Services - 0.1%
Dun & Bradstreet Corp. (The)	217	16,878
Equifax, Inc.	540	24,743
Robert Half International, Inc.	643	19,161

Total Professional Services		60,782

Real Estate Investment Trusts (REITs) - 1.7%
American Tower Corp.	1,775	116,405
Apartment Investment & Management Co. — Class A	547	14,851
AvalonBay Communities, Inc.	429	62,377
Boston Properties, Inc.	670	72,528
Equity Residential	1,355	83,251
HCP, Inc.	1,849	76,641
Health Care REIT, Inc.	949	53,770

	SHARES	MARKET VALUE

Host Hotels & Resorts, Inc.	3,192	$53,115
Kimco Realty Corp.	1,836	35,637
Plum Creek Timber Co., Inc.	730	30,689
ProLogis, Inc.	2,071	74,100
Public Storage	643	92,116
Simon Property Group, Inc.	1,382	215,039
Ventas, Inc.	1,305	76,721
Vornado Realty Trust	835	71,676
Weyerhaeuser Co.	2,421	49,292

Total Real Estate Investment Trusts (REITs)		1,178,208

Real Estate Management & Development - 0.0%[a]
CBRE Group, Inc.*	1,477	27,782

Total Real Estate Management & Development		27,782

Road & Rail - 0.7%
CSX Corp.	4,748	105,928
Norfolk Southern Corp.	1,489	108,593
Ryder System, Inc.	231	11,254
Union Pacific Corp.	2,167	243,657

Total Road & Rail		469,432

Semiconductors & Semiconductor Equipment - 2.0%
Advanced Micro Devices, Inc.*	2,647	19,482
Altera Corp.	1,453	51,683
Analog Devices, Inc.	1,343	52,350
Applied Materials, Inc.	5,824	69,830
Broadcom Corp. — Class A*	2,213	80,996
First Solar, Inc.*	266	4,894
Intel Corp.	22,537	640,051
KLA-Tencor Corp.	753	39,269
Linear Technology Corp.	1,033	33,789
LSI Corp.*	2,557	20,558
Microchip Technology, Inc.	867	30,640
Micron Technology, Inc.*	4,457	29,372
Novellus Systems, Inc.*	319	14,913
NVIDIA Corp.*	2,754	35,802
Teradyne, Inc.*	842	14,491
Texas Instruments, Inc.	5,165	164,970
Xilinx, Inc.	1,182	43,001

Total Semiconductors & Semiconductor Equipment		1,346,091

Software - 3.1%
Adobe Systems, Inc.*	2,226	74,705
Autodesk, Inc.*	1,021	40,197
BMC Software, Inc.*	740	30,532
CA, Inc.	1,644	43,434
Citrix Systems, Inc.*	838	71,741
Electronic Arts, Inc.*	1,495	22,993
Intuit, Inc.	1,332	77,216
Microsoft Corp.	33,688	1,078,690
Oracle Corp.	17,683	519,703
Red Hat, Inc.*	873	52,040
Salesforce.com, Inc.*	615	95,774

12	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	April 30, 2012

GUGGENHEIM 2x S&P 500 ETF

	SHARES	MARKET VALUE

Symantec Corp.*	3,289	$54,334

Total Software		2,161,359

Specialty Retail - 1.8%
Abercrombie & Fitch Co. — Class A	388	19,466
AutoNation, Inc.*	203	7,020
AutoZone, Inc.*	124	49,124
Bed Bath & Beyond, Inc.*	1,069	75,247
Best Buy Co., Inc.	1,278	28,205
CarMax, Inc.*	1,021	31,518
GameStop Corp. — Class A	617	14,043
Gap, Inc.(The)	1,499	42,722
Home Depot, Inc.	6,955	360,199
Limited Brands, Inc.	1,108	55,068
Lowe’s Cos., Inc.	5,598	176,169
O’Reilly Automotive, Inc.*	574	60,534
Ross Stores, Inc.	1,031	63,499
Staples, Inc.	3,131	48,217
Tiffany & Co.	572	39,159
TJX Cos., Inc.	3,405	142,023
Urban Outfitters, Inc.*	503	14,567

Total Specialty Retail		1,226,780

Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc.	1,299	95,035
Fossil, Inc.*	234	30,577
NIKE, Inc. — Class B	1,655	185,145
Ralph Lauren Corp.	292	50,303
V.F. Corp.	393	59,755

Total Textiles, Apparel & Luxury Goods		420,815

Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	2,379	16,796
People’s United Financial, Inc.	1,622	20,015

Total Thrifts & Mortgage Finance		36,811

Tobacco - 1.6%
Altria Group, Inc.	9,230	297,298
Lorillard, Inc.	594	80,362
Philip Morris International, Inc.	7,769	695,403
Reynolds American, Inc.	1,509	61,613

Total Tobacco		1,134,676

Trading Companies & Distributors - 0.2%
Fastenal Co.	1,334	62,458
W.W. Grainger, Inc.	273	56,735

Total Trading Companies & Distributors		119,193

Wireless Telecommunication Services - 0.2%
Crown Castle International Corp.*	1,131	64,026

	SHARES	MARKET VALUE

MetroPCS Communications, Inc.*	1,325	$9,672
Sprint Nextel Corp.*	13,521	33,532

Total Wireless Telecommunication Services		107,230

Total Common Stocks (Cost $43,424,934)		56,953,306

	FACE AMOUNT

REPURCHASE AGREEMENTS - 4.4%
State Street Bank & Trust Co., 0.010%, dated 04/30/12, to be repurchased at $3,032,001 on 05/01/12 collateralized by $2,745,000 FNMA at 4.375% due 10/15/2015 with a value of $3,094,988[b]	$3,032,000	3,032,000

Total Repurchase Agreements (Cost $3,032,000)		3,032,000

Total Investments - 87.0%[c] (Cost $46,456,934)		59,985,306

Other Assets and Liabilities, net - 13.0%		8,958,041

Net Assets - 100.0%		$68,943,347
	CONTRACTS	UNREALIZED GAIN/ (LOSS)

FUTURES CONTRACTS PURCHASED
June 2012 S&P 500 Index Futures Contracts (Aggregate Market Value of Contracts $25,195,200)[c]	362	$814,029
	UNITS

EQUITY INDEX SWAP AGREEMENTS PURCHASED
Credit Suisse First Boston May 2012 S&P 500 Index Swap, Terminating 05/30/2012 (Notional Market Value $42,325,248)**,b	30,278	$(167,745)
Goldman Sachs International May 2012 S&P 500 Index Swap, Terminating 05/29/2012 (Notional Market Value $13,244,051)**,b	9,474	(19,617)

(Total Notional Market Value $55,569,299)		$(187,362)

*	Non-Income Producing Security.
**	Price return based on S&P 500 Index +/- financing at a variable rate.
[a]	Amount represents less than 0.05% of net assets.
[b]	Values determined based on Level 2 inputs.
[c]	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.
FNMA — Federal National Mortgage Association
REIT — Real Estate Investment Trust

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	13

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2012

GUGGENHEIM INVERSE 2x S&P 500 ETF

	FACE AMOUNT	MARKET VALUE

REPURCHASE AGREEMENTS - 75.4%
State Street Bank & Trust Co., 0.010%, dated 04/30/12, to be repurchased at $28,780,008 on 05/01/12 collateralized by $26,040,000 FNMA at 4.375% due 10/15/15 with a value of $29,360,100[a]	$28,780,000	$28,780,000

Total Repurchase Agreements (Cost $28,780,000)		28,780,000

Total Investments - 75.4%[b] (Cost $28,780,000)		28,780,000

Other Assets and Liabilities, net - 24.6%		9,403,465

Net Assets - 100.0%		$38,183,465
	CONTRACTS	UNREALIZED GAIN (LOSS)

FUTURES CONTRACTS SOLD SHORT
June 2012 S&P 500 Index E-Mini Futures Contracts (Aggregate Market Value of Contracts $21,228,000)[b]	305	$(649,847)
	UNITS

EQUITY INDEX SWAP AGREEMENTS SOLD SHORT
Credit Suisse First Boston May 2012 S&P 500 Index Swap, Terminating 05/30/2012 (Notional Market Value $46,587,210)*,a	33,326	$177,735
Goldman Sachs International May 2012 S&P 500 Index Swap, Terminating 05/29/2012 (Notional Market Value $8,545,452)*,a	6,113	12,657

(Total Notional Market Value $55,132,662)		$190,392

*	Price return based on S&P 500 Index +/- financing at a variable rate.
[a]	Values determined based on Level 2 inputs.
[b]	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.
FNMA — Federal National Mortgage Association

14	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)	April 30, 2012

	Guggenheim 2x S&P 500 ETF	Guggenheim Inverse 2x S&P 500 ETF
ASSETS
Investments at market value	$56,953,306	$—
Repurchase agreements	3,032,000	28,780,000
Total investments*	59,985,306	28,780,000
Cash	456	49
Segregated cash for swaps	7,970,972	8,069,862
Margin deposit for future contracts	1,267,000	1,067,500
Unrealized appreciation on swap agreements	—	190,392
Receivables:
Investments sold	5,735	—
Dividends and interest	57,541	8
Variation margin on futures contracts	—	99,125
Equity index swap settlement	1,013	—
Total assets	69,288,023	38,206,936
LIABILITIES
Unrealized depreciation on swap agreements	187,362	—
Payables:
Equity index swap settlement	—	1,214
Variation margin on futures contracts	117,650	—
Accrued management fees	39,664	22,257
Total liabilities	344,676	23,471
NET ASSETS	$68,943,347	$38,183,465
NET ASSETS CONSIST OF:
Paid-in capital	$46,957,387	$168,189,857
Undistributed (distributions in excess) of net investment income	17,790	(160,155)
Accumulated net realized gain (loss) on investment securities, futures and swaps	7,813,131	(129,386,782)
Net unrealized appreciation (depreciation) on investment securities, futures and swaps	14,155,039	(459,455)
NET ASSETS	$68,943,347	$38,183,465
Shares outstanding (unlimited shares authorized), no par value	1,400,002	1,550,000
Net asset value, offering price and repurchase price per share	$49.25	$24.63
*Total cost of investments	$46,456,934	$28,780,000

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	15

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended April 30, 2012

	Guggenheim 2x S&P 500 ETF	Guggenheim Inverse 2x S&P 500 ETF
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$674,055	$—
Interest	217	2,128
Total income	674,272	2,128

EXPENSES
Management fee	257,941	159,571
Trustee fees	3,003	2,712
Total expenses	260,944	162,283
Net investment income (loss)	413,328	(160,155)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	(324,502)	—
In-kind redemptions	7,432,038	—
Futures contracts	3,769,609	(2,773,812)
Swap contracts	6,655,670	(9,501,092)
Net realized gain (loss)	17,532,815	(12,274,904)
Net change in unrealized appreciation (depreciation) on:
Investment securities	(492,338)	—
Futures contracts	(641,924)	643,220
Swap contracts	343,653	(1,079,198)
Net change in unrealized (depreciation)	(790,609)	(435,978)
Net realized and unrealized gain (loss) on investments, futures and swap contracts	16,742,206	(12,710,882)
Net increase (decrease) in net assets resulting from operations	$17,155,534	$(12,871,037)
Foreign taxes withheld	$(21)	$—

16	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Guggenheim 2x S&P 500 ETF		Guggenheim Inverse 2x S&P 500 ETF
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011

OPERATIONS
Net investment income (loss)	$413,328	$832,050	$(160,155)	$(414,624)
Net realized gain (loss)	17,532,815	7,271,159	(12,274,904)	(21,831,711)
Net change in unrealized appreciation (depreciation)	(790,609)	1,517,229	(435,978)	1,679,620
Net increase (decrease) in net assets resulting from operations	17,155,534	9,620,438	(12,871,037)	(20,566,715)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(397,864)	(849,031)	—	—

SHAREHOLDER TRANSACTIONS
Proceeds from shares purchased	—	2,087,505	2,590,440	22,017,345
Value of shares redeemed	(27,201,702)	(11,417,222)	(7,337,448)	(29,862,599)
Net decrease in net assets resulting from share transactions	(27,201,702)	(9,329,717)	(4,747,008)	(7,845,254)
Decrease in net assets	(10,444,032)	(558,310)	(17,618,045)	(28,411,969)

NET ASSETS
Beginning of period	79,387,379	79,945,689	55,801,510	84,213,479
End of period[1]	$68,943,347	$79,387,379	$38,183,465	$55,801,510
[1] Including undistributed (distributions in excess) of net investment income	$17,790	$2,326	$(160,155)	$—

CHANGES IN SHARES OUTSTANDING:
Shares purchased	—	50,000	100,000	600,000
Shares redeemed	(600,000)	(250,000)	(250,000)	(800,000)
Shares outstanding, beginning of period	2,000,002	2,200,002	1,700,000	1,900,000
Shares outstanding, end of period	1,400,002	2,000,002	1,550,000	1,700,000

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	17

GUGGENHEIM 2x S&P 500 ETF

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008*
Per Share Operating Performance:
Net asset value at beginning of period	$39.69		$36.34	$28.22	$27.65	$75.00
Net investment income**	0.24		0.41	0.33	0.31	0.61
Net realized and unrealized gain (loss) on investments	9.55		3.36	8.13	0.57	(47.27)

Total from investment operations	9.79		3.77	8.46	0.88	(46.66)
Distributions to shareholders from:
Net investment income	(0.23)		(0.42)	(0.34)	(0.31)	(0.69)
Net asset value at end of period	$49.25		$39.69	$36.34	$28.22	$27.65

Total Return***	24.71%		10.36%	30.12%	3.51%	(62.68%	)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$68,943		$79,387	$79,946	$117,126	$113,364
Ratio to average net assets of:
Expenses	0.71%	****	0.71%	0.71%	0.70%	0.70%	****
Net investment income	1.12%	****	0.98%	1.01%	1.43%	1.35%	****
Portfolio turnover rate†	6%		41%	23%	69%	44%

*	The Fund commenced operations on November 5, 2007.
**	Based on average shares outstanding.
***	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
****	Annualized.
†

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

18	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

GUGGENHEIM INVERSE 2x S&P 500 ETF

FINANCIAL HIGHLIGHTS (concluded)

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008*
Per Share Operating Performance:
Net asset value at beginning of period	$32.82		$44.32	$66.76	$132.21	$75.00
Net investment income (loss)**	(0.10)		(0.25)	(0.35)	(0.61)	1.04
Net realized and unrealized gain (loss) on investments	(8.09)		(11.25)	(22.09)	(46.79)	57.20

Total from investment operations	(8.19)		(11.50)	(22.44)	(47.40)	58.24
Distributions to shareholders from:
Net investment income	—		—	—	—	(1.03)
Net realized gains	—		—	—	(18.05)	—

Total distributions	—		—	—	(18.05)	(1.03)
Net asset value at end of period	$24.63		$32.82	$44.32	$66.76	$132.21

Total Return***	(24.95%	)	(25.94% )	(33.61% )	(41.45% )	78.27%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$38,183		$55,802	$84,213	$103,474	$66,106
Ratio to average net assets of:
Expenses	0.71%	****	0.71%	0.71%	0.71%	0.71%	****
Net investment income	(0.70%	)****	(0.68% )	(0.65% )	(0.64% )	1.09%	****
Portfolio turnover rate†	—%		—%	—%	—%	—%

*	The Fund commenced operations on November 5, 2007.
**	Based on average shares outstanding.
***	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
****	Annualized.
†

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.    Organization

Rydex ETF Trust (the “Trust”) is an open-end, management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware statutory trust on November 22, 2002. As of April 30, 2012, the Trust offers twenty-six portfolios, each of which represents a separate series of beneficial interest in the Trust (each a “Fund”, and collectively, the “Funds”). The financial statements herein relate to the following Funds: Guggenheim 2x S&P 500 ETF and Guggenheim Inverse 2x S&P 500 ETF. Guggenheim 2x S&P 500 ETF and Guggenheim Inverse 2x S&P 500 ETF commenced operations on November 5, 2007.

The Funds’ investment objective is to replicate as closely as possible, before fees and expenses, the daily performance of an index representing publicly traded equity securities (the “Underlying Index”). The Funds’ investment objective is to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. For Guggenheim 2x S&P 500 ETF (a “Leveraged Fund”), the Fund’s benchmark is 200% of the daily performance of an index representing publicly traded securities (the “Underlying Index”). For Guggenheim Inverse 2x S&P 500 ETF (a “Leveraged Inverse Fund”), the Fund’s benchmark is 200% of the daily inverse (opposite) performance of its Underlying Index. The Underlying Index for Guggenheim 2x S&P 500 ETF and Guggenheim Inverse 2x S&P 500 ETF is the S&P 500 Index.

The Funds operate as index funds and are not actively managed. Adverse performance of a security in the Funds’ portfolio will ordinarily not result in the elimination of the security from the Funds’ portfolio.

The Funds issue and redeem shares on a continuous basis, at Net Asset Value per share (“NAV”), only in aggregation of 50,000 shares called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index.

Guggenheim Investments (“GI”) provides advisory services and Rydex Distributors, LLC (“RDL”) acts as principal underwriter for the Trust. GI and RDL are affiliated entities.

2.    Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A.    Security Valuation

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) using general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.

The value of futures contracts purchased and sold by the Funds are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close the NYSE. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer-supplied valuations or obtained from independent pricing services, which may consider the trade activity, treasury yields, yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities, with a maturity of 60 days or less at acquisition and repurchase agreements, are valued at amortized cost which approximates market value.

20	GUGGENHEIM ETFS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

B.    Security Transactions and Income Recognition

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

C.    Repurchase Agreements

The Funds may enter into repurchase agreements with financial institutions. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund’s money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by GI. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of the Funds right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds could suffer a loss. It is the current policy of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Funds, amounts to more than 15% of the Funds net assets. The investments of the Funds in repurchase agreements, at times, may be substantial when, in the view of GI, liquidity or other considerations so warrant. For the period ended April 30, 2012, the Funds had not engaged in repurchase agreement transactions.

D.    Futures Contracts

Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E.    Swap Agreements

The swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.

F.    Federal Income Taxes

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for Federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years (fiscal years 2008 – 2011), and has concluded that no provision for income tax was required in the Funds’ financial statements.

The RIC Modernization Act of 2010 was signed into law on December 22, 2010 and seeks to simplify some of the tax provisions applicable to regulated investment companies and the tax reporting to their shareholders, and to improve the tax efficiency of certain fund structures. The changes are generally effective for taxable years beginning after the date of enactment.

GUGGENHEIM ETFS SEMI-ANNUAL REPORT	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

One of the more prominent changes addresses capital loss carryforwards. Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital loss carryforwards may potentially expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For the period ended April 30, 2012, the Funds realized net capital gains resulting from in-kind redemptions and other transactions. Because gains from in-kind redemptions are non-taxable to the Funds, and are not distributed to existing Fund shareholders, the gains are reclassified from accumulated net realized gains to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV. The in-kind net capital gains for the period ended April 30, 2012 are disclosed in the Fund’s Statement of Operations.

At April 30, 2012, the identified cost of investments in securities owned by each Fund for Federal income tax purposes and the gross unrealized appreciation and depreciation were as follows:

	Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Guggenheim 2x S&P 500 ETF	$46,456,934	$14,371,452	$(843,080)	$13,528,372
Guggenheim Inverse 2x S&P 500 ETF	28,780,000	—	—	—

G.    Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or, in the absence of a principal market, the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds’ net assets as of April 30, 2012:

Fund	Level 1 Investments in Securities	Level 1 Other Financial Instruments	Level 2 Investments in Securities	Level 2 Other Financial Instruments	Level 3 Investments in Securities	Total
Assets
Guggenheim 2x S&P 500 ETF	$56,953,306	$814,029	$3,032,000	$—	$—	$60,799,335
Guggenheim Inverse 2x S&P 500 ETF	—	—	28,780,000	190,392	—	28,970,392

Liabilities
Guggenheim 2x S&P 500 ETF	—	—	—	187,362	—	187,362
Guggenheim Inverse 2x S&P 500 ETF	—	649,847	—	—	—	649,847

For the period ended April 30, 2012, there were no securities transferred between any levels.

H.    Dividends and Distributions

Distributions of net investment income and net realized gains, if any, in the Funds are declared at least annually and recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

22	GUGGENHEIM ETFS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

I.    Risk and Uncertainties

The Funds invest in various investments which are exposed to risk, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect amounts reported in the financial statements. The risk inherent in the use of futures and options contracts, and swap agreements, include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default. The Funds have established strict counterparty credit guidelines and enter into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

J.    Risk Disclosure

Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience the Funds expect the risk of loss to be remote.

Financial Instruments

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s or an underlying fund’s use of futures contracts and related options, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A credit default swap enables a Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment from the buyer to compensate against potential default events. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Fund selling the credit protection. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which the Fund is selling credit protection, the default of a third party issuer. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

In conjunction with the use of short sales, futures, and swap agreements, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.

Disclosures About Derivative Instruments and Hedging Activities

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations. None of the derivatives currently held by the Funds are being used as hedging instruments.

The Funds utilized derivatives for the following purposes:

Fund	Index Exposure
Guggenheim 2x S&P 500 ETF	X
Guggenheim Inverse 2x S&P 500 ETF	X

GUGGENHEIM ETFS SEMI-ANNUAL REPORT	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following table represents the notional amount of derivative instruments outstanding, as an approximate percentage of the Funds’ net assets on a daily basis, while the risk to the Fund is limited to the profit earned on such derivatives.

Approximate percentage of Fund’s net assets on a daily basis
Fund	Long	Short
Guggenheim 2x S&P 500 ETF	115%	—
Guggenheim Inverse 2x S&P 500 ETF	—	200%

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of April 30, 2012:

Location on the Statements of Assets and Liabilities
Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity Contracts	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements
	Variation margin	Variation margin

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at April 30, 2012:

Asset Derivative Investments Value
Portfolio	Total Value at April 30, 2012	Swap Equity Contracts	Futures Equity Contracts*
Guggenheim 2x S&P 500 ETF	$814,029	$—	$814,029
Guggenheim Inverse 2x S&P 500 ETF	190,392	190,392	—

Liability Derivative Investments Value
Portfolio	Total Value at April 30, 2012	Swap Equity Contracts	Futures Equity Contracts*
Guggenheim 2x S&P 500 ETF	$187,362	$187,362	$—
Guggenheim Inverse 2x S&P 500 ETF	649,847	—	649,847

*	Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended April 30, 2012:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity Contracts	Net realized gain (loss) on swap contracts and futures contracts
Net change in unrealized appreciation (depreciation) on swap contracts and futures contracts

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended April 30, 2012:

Realized Gain (Loss) on Derivative Investments Recognized in the Statement of Operations
Portfolio	Total Value at October 31, 2011	Swap Equity Contracts	Futures Equity Contracts
Guggenheim 2x S&P 500 ETF	$10,425,279	$6,655,670	$3,769,609
Guggenheim Inverse 2x S&P 500 ETF	(12,274,904)	(9,501,092)	(2,773,812)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized in the Statement of Operations
Portfolio	Total Value at October 31, 2011	Swap Equity Contracts	Futures Equity Contracts
Guggenheim 2x S&P 500 ETF	$(298,271)	$343,653	$(641,924)
Guggenheim Inverse 2x S&P 500 ETF	(435,978)	(1,079,198)	643,220

3.    Advisory, Administration and Other Transactions with Affiliates

GI determines the composition of the portfolio of securities that must be delivered in exchange for the issuance of Creation Units and periodically adjusts the composition of the portfolio of the Funds to conform to changes in the composition of the relevant index. For

24	GUGGENHEIM ETFS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

these services, GI receives a management fee at the annual rate shown below as a percentage of the average daily net assets of the Funds.

Advisory Fee
Guggenheim 2x S&P 500 ETF	0.70%
Guggenheim Inverse 2x S&P 500 ETF	0.70%

GI pays all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except: interest, taxes, distribution fees or expenses and extraordinary expenses.

Under an Administration Agreement, State Street Bank and Trust Company (the “Administrator”) provides various administrative and accounting services for the maintenance and operations of the Funds. Under a Custodian Agreement with the Trust, the Administrator maintains cash, securities and other assets of the Funds in separate accounts for each Fund, keeps all necessary accounts and records, and provides other services. The Administrator is required, upon the order of the Trust, to deliver securities held by the Custodian and to make payments for securities purchased by the Trust for the Funds. Pursuant to a Transfer Agency and Service Agreement with the Trust, the Administrator acts as a transfer agent for the Trust’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. GI compensates the Administrator directly for the foregoing services.

The Funds have adopted a Distribution Plan (the “Plan”) that allows the Funds to pay distribution fees to RDL and other firms that provide distribution services (“Service Providers”). If a Service Provider provides distribution services, the Funds will pay distribution fees to RDL at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. RDL will, in turn, pay the Service Provider out of its fees. No such fee is currently charged to the Funds.

4.    Capital

At April 30, 2012, there were an unlimited number of no par value shares of beneficial interest authorized. There is a minimum transaction fee per transaction to those persons purchasing or redeeming Creation Units. An additional charge of up to three times the standard transaction fee may be imposed for purchases and redemptions effected outside the National Securities Clearing Corporation usual clearing process or for cash. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV of the Fund on the transaction date. The minimum transaction fees are:

Minimum Transaction Fee
Guggenheim 2x S&P 500 ETF	$2,000
Guggenheim Inverse 2x S&P 500 ETF	50

5.    Investment Transactions

For the period ended April 30, 2012, the Funds had investment transactions in-kind associated with subscriptions and redemptions as follows:

	Subscriptions	Redemptions
Guggenheim 2x S&P 500 ETF	$—	$21,636,592
Guggenheim Inverse 2x S&P 500 ETF	—	—

Purchases and sales of investment securities (excluding short-term investments, U.S. government and government agency obligations) for the Funds were as follows:

	Purchases	Sales
Guggenheim 2x S&P 500 ETF	$10,842,697	$3,670,637
Guggenheim Inverse 2x S&P 500 ETF	—	—

6.    Legal Proceedings

Tribune Company

Rydex ETF Trust has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons (In re Tribune Co.), Adv. Pro. No. 10-54010 (Bankr. D. Del.), as a result of ownership of shares in the Tribune Company (“Tribune”) in 2007 by certain series of the Rydex ETF Trust when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In its complaint, the Unsecured Creditors Committee (the “UCC”) has alleged that, in connection with the LBO, insiders and major shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune insolvent. The UCC has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO, and is

GUGGENHEIM ETFS SEMI-ANNUAL REPORT	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

attempting to obtain from these individuals and entities the proceeds paid out in connection with the LBO. This adversary proceeding in the Bankruptcy Court has been stayed pending further order of the Bankruptcy Court.

In June 2011, a group of Tribune creditors, not including the UCC, filed multiple actions involving state law constructive fraudulent conveyance claims against former Tribune shareholders. Rydex ETF Trust also has been named as a defendant in one or more of these suits. These cases have been consolidated in a multidistrict litigation proceeding in the United States District Court for the Southern District of New York and have been stayed pending further order of that court or of the Bankruptcy Court.

None of these lawsuits allege any wrongdoing on the part of Rydex ETF Trust. The following series of Rydex ETF Trust held shares of Tribune and tendered these shares as part of Tribune’s LBO: Guggenheim 2x S&P 500 ETF (the “Fund”). The value of the proceeds received by the foregoing Funds was $1,699. At this stage of the proceedings, Rydex ETF Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on the Fund’s net asset value.

26	GUGGENHEIM ETFS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities, during the most recent 12-month period ended June 30 is available, without charge, upon request, by calling 1.800.820.0888. The information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

At a special meeting of shareholders held on January 26, 2012, the shareholders of the Funds voted on whether to approve a new investment advisory agreement between Rydex ETF Trust and Security Investors, LLC. A description of the number of shares voted is as follows:

Fund	Shares For	Shares Against	Shares Abstained
Guggenheim 2x S&P 500 ETF	720,797	23,279	31,489
Guggenheim Inverse 2x S&P 500 ETF	759,999	49,494	28,529

At a special meeting of shareholders held on November 22, 2011, the shareholders of the Funds also voted on whether to approve the election of nominees to the Board of Trustees. A description of the number of shares voted is as follows:

Donald C. Cacciapaglia		Corey A. Colehour		J. Kenneth Dalton
For	72,100,198	For	72,258,142	For	72,216,847
Withhold	2,135,025	Withhold	1,977,081	Withhold	2,018,376
Total	74,235,223	Total	74,235,223	Total	74,235,223

John O. Demaret		Richard M. Goldman		Werner E. Keller
For	72,234,406	For	72,161,702	For	72,220,467
Withhold	2,000,817	Withhold	2,073,521	Withhold	2,014,756
Total	74,235,223	Total	74,235,223	Total	74,235,223

Thomas F. Lydon		Patrick T. McCarville		Roger Somers
For	72,247,608	For	72,174,312	For	72,250,544
Withhold	1,987,615	Withhold	2,060,911	Withhold	1,984,679
Total	74,235,223	Total	74,235,223	Total	74,235,223

At a special meeting of shareholders held on January 26, 2012, the shareholders of the Funds also voted on whether to approve a “manager of managers” arrangement for each of the Funds. Although shareholder votes were placed, not enough votes were received to meet the minimum requirements to constitute a majority vote. As such, the matter was closed.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1.800.820.0888.

Office Locations

The offices of Guggenheim Investments can be found in the following locations:

40 East 52nd Street

16th Floor

New York, NY 10022

(Headquarters)

Four Irvington Centre

805 King Farm Boulevard

Suite 600

Rockville, MD 20850

9401 Indian Creek Parkway

40 Corporate Woods

Suite 850

Overland Park, KS 66210

GUGGENHEIM ETFS SEMI-ANNUAL REPORT	27

OTHER INFORMATION (Unaudited) (concluded)

Premium/Discount Information

Information about the differences between the daily market price on secondary markets for Shares and the NAV of each Fund can be found at www.guggenheimfunds.com.

Guggenheim Transaction

On September 20, 2011, Guggenheim Capital, LLC agreed to purchase the indirect holding company of Security Investors, LLC, the Fund’s investment manager (the “Investment Manager”) (the “Transaction”). Guggenheim Capital, LLC’s subsidiary, Guggenheim Partners, LLC (“Guggenheim”), is a global, independent, privately-held, diversified financial services firm with more than 1,500 dedicated professionals. The Transaction closed on February 29, 2012.

The Transaction should not result in material changes to the day-to-day management and operation of the Fund or any increase in fees.

In anticipation of the Transaction, the Board of Trustees of the Fund (the “Board”) called a special meeting of shareholders (the “Meeting”), at which shareholders of the Fund of record as of October 3, 2011 were asked to consider the approval of a new investment management agreement between the Fund and the Investment Manager (the “New Agreement”). This approval was necessary because, under the Investment Company Act of 1940 (the “1940 Act”), the Transaction could result in the termination of the Fund’s current investment management agreement with the Investment Manager (the “Current Agreement”). The Fund’s shareholders approved the New Agreement, the terms of which are substantially identical to the corresponding Current Agreement, except with respect to the date of execution.

Election of Board Members

The Board also approved a proposal to elect nine individuals to the Board. The Board proposed the election of the following nominees: Donald C. Cacciapaglia, Corey A. Colehour, J. Kenneth Dalton, John O. Demaret, Richard M. Goldman, Werner E. Keller, Thomas F. Lydon, Patrick T. McCarville and Roger Somers. Each of the nominees, other than Mr. Cacciapaglia, currently serves as a Trustee. In connection with the Transaction, the Board believes that expanding the Board to include Mr. Cacciapaglia, who is a member of senior management of Guggenheim’s investment management business, and who would serve on other boards in the Guggenheim Investments family of funds, would be appropriate. The Trusts’ shareholders ultimately approved the aforementioned proposal.

28	GUGGENHEIM ETFS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.

All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.

TRUSTEE AND OFFICER

Name, Position and Year of Birth	Length of Service As Trustee (Year Began)	Number of Funds Overseen
Donald C. Cacciapaglia*	Rydex Series Funds – 2012	148
Trustee, President (1951)	Rydex Variable Trust – 2012
	Rydex Dynamic Funds – 2012
	Rydex ETF Trust – 2012

Principal Occupations During Past Five Years: Security Investors, LLC: President and CEO from April 2012 to present; Guggenheim Investments: President and Chief Administrative Officer from February 2010 to present; Channel Capital Group, Inc.: Chairman and CEO from April 2002 to February 2010.

INDEPENDENT TRUSTEES

Name, Position and Year of Birth	Length of Service As Trustee (Year Began)	Number of Funds Overseen
Corey A. Colehour	Rydex Series Funds – 1993	148
Trustee (1945)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired; Member of the Audit, Governance and Nominating Committees (1995 to present)

J. Kenneth Dalton	Rydex Series Funds – 1995	148
Trustee (1941)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired; Member of the Governance and Nominating Committees (1995 to present); Chairman of the Audit Committee (1997 to present); Member of the Risk Oversight Committee (2010 to present)

John O. Demaret	Rydex Series Funds – 1997	148
Trustee, Chairman of the	Rydex Variable Trust – 1998
Board (1941)	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired; Member of the Audit Committee (1997 to present); Member of the Risk Oversight Committee (2010 to present)

Werner E. Keller	Rydex Series Funds – 2005	148
Trustee (1940)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Founder and President of Keller Partners, LLC (registered investment adviser) (2005 to present); Member of the Audit, Governance and Nominating Committees (2005 to present); Chairman and Member of the Risk Oversight Committee (2010 to present)

GUGGENHEIM ETFS SEMI-ANNUAL REPORT	29

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

INDEPENDENT TRUSTEES – concluded

Name, Position and Year of Birth	Length of Service As Trustee (Year Began)	Number of Funds Overseen
Thomas F. Lydon, Jr.	Rydex Series Funds – 2005	148
Trustee (1960)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: President, Global Trends Investments (1996 to present); Member of the Audit, Governance and Nominating Committees (2005 to present)

Patrick T. McCarville	Rydex Series Funds – 1997	148
Trustee (1942)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: CEO, Par Industries, Inc., d/b/a Par Leasing (1977 to 2010); Chairman of the Governance and Nominating Committees (1997 to present); Member of the Audit Committee (1997 to present)

Roger Somers	Rydex Series Funds – 1993	148
Trustee (1944)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Founder and CEO of Arrow Limousine (1965 to present); Member of the Audit, Governance and Nominating Committees (1995 to present)

EXECUTIVE OFFICERS

Name, Position and Year of Birth	Principal Occupations During Past Five Years

Michael P. Byrum* Vice President (1970)

Current: President, Security Benefit Asset Management Holdings, LLC; Senior Vice President, Security Investors, LLC; President and Chief Investment Officer, Rydex Holdings, LLC; Director and Chairman of the Board, Advisor Research Center, Inc.; Manager, Rydex Specialized Products, LLC

Previous: Rydex Distributors, LLC (f/k/a Rydex Distributors, Inc.), Vice President (2009); Rydex Fund Services, LLC, Director (2009-2010), Secretary (2002- 2010), Executive Vice President (2002- 2006); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.), Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010), Secretary (2002-2010); Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010), Secretary (2002-2010); Rydex Capital Partners, LLC, President and Secretary (2003-2007); Rydex Capital Partners II, LLC, (2003-2007); Rydex Holdings, LLC (f/k/a Rydex Holdings, Inc.), Secretary (2005-2008), Executive Vice President (2005-2006); Advisor Research Center, Inc., Secretary (2006-2009), Executive Vice President (2006); Rydex Specialized Products, LLC, Secretary (2005-2008)

Nikolaos Bonos* Vice President and Treasurer (1963)

Current: Senior Vice President, Security Investors, LLC; Chief Executive Officer and Manager, Rydex Specialized Products, LLC; Chief Executive Officer and President, Rydex Fund Services, LLC; Vice President, Rydex Holdings, LLC; Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund and Security Mid Cap Growth Fund; Vice President, Security Benefit Asset Management Holdings, LLC

Previous: Guggenheim Investments, LLC, Senior Vice President (2010-2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) Senior Vice President (2006-2011); Rydex Fund Services, LLC (f/k/a Rydex Fund Services, Inc.), Director (2009), Senior Vice President (2003-2006); Rydex Specialized Products, LLC, Chief Financial Officer (2005-2009)

30	GUGGENHEIM ETFS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

EXECUTIVE OFFICERS – concluded

Name, Position and Year of Birth	Principal Occupations During Past Five Years

Elisabeth Miller* Chief Compliance Officer (1968)

Current: Chief Compliance Officer, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, Rydex ETF Trust, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund, SBL Fund, Security Investors, LLC, and Rydex Distributors, LLC

Previous: Senior Manager, Security Investors, LLC and Rydex Distributors, LLC (2004-2009).

Amy J. Lee* Vice President and Assistant Secretary (1960)

Current: Senior Vice President and Secretary, Security Investors, LLC; Secretary and Chief Compliance Officer, Security Distributors, Inc.; Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation; Associate General Counsel, First Security Benefit Life Insurance and Annuity of New York; Vice President and Secretary, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund and Security Mid Cap Growth Fund; Vice President and Secretary, Rydex Holdings, LLC; Secretary, Advisor Research Center, Inc., Rydex Specialized Products, LLC, Rydex Distributors, LLC and Rydex Fund Services, LLC; Assistant Secretary, Security Benefit Clinic and Hospital

Previous: Guggenheim Investments, LLC, Senior Vice President and Secretary (2007- 2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) and Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Senior Vice President and Secretary (2010- 2011); Brecek and Young Advisors, Inc., Director (2004- 2008)

Joseph M. Arruda* Assistant Treasurer (1966)

Current: Assistant Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund and Security Mid Cap Growth Fund; Vice President, Security Investors, LLC; Chief Financial Officer and Manager, Rydex Specialized Products, LLC

Previous: Guggenheim Investments, LLC, Vice President (2010-2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) and Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Vice President (2004-2011)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a) (19) of the 1940 Act, inasmuch as this person is affiliated with Guggenheim Investments.

GUGGENHEIM ETFS SEMI-ANNUAL REPORT	31

805 King Farm Boulevard, Suite 600

Rockville, MD 20850

www.rydex-sgi.com

800.820.0888

ETF3-SEMI-0412x1012

Item 2. Code of Ethics.

Not applicable for a semiannual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for a semiannual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semiannual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for a semiannual reporting period.

Item 6. Schedule of Investments

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b) A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Rydex ETF Trust

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	July 9, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	July 9, 2012

By (Signature and Title)*	/s/ Nikolaos Bonos
Nikolaos Bonos, Vice President and Treasurer

Date	July 9, 2012

*	Print the name and title of each signing officer under his or her signature.